UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05624

Morgan Stanley Institutional Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue New York, NY			10036
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 522 Fifth Avenue New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	6/30/07

Form N-CSR is to be used by management investment companies to file  reports with the Commission not later than 10 days after the transmission to  stockholders of any report that is required to be transmitted to stockholders  under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its  regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form  N-CSR, and the Commission will make this information public. A registrant is  not required to respond to the collection of information contained in Form  N-CSR unless the Form displays a currently valid Office of Management and  Budget (“OMB”) control number. Please direct comments concerning the accuracy  of the information collection burden estimate and any suggestions for reducing  the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street,  NW, Washington, DC 20549-0609. The OMB has reviewed this collection of  information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Fund’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

2007 Semi-Annual Report

June 30, 2007

Morgan Stanley Institutional Fund, Inc.

Global and International Equity Portfolios	Fixed Income Portfolio

Active International Allocation	Emerging Markets Debt
Emerging Markets
Global Franchise
Global Real Estate
Global Value Equity
International Equity
International Growth Equity
International Magnum
International Real Estate
International Small Cap

U.S. Equity Portfolios

Disciplined Large Cap Value Active Extension
Focus Equity
Large Cap Relative Value
Small Company Growth
Systematic Active Large Cap Core
Systematic Active Small Cap Core
Systematic Active Small Cap Growth
Systematic Active Small Cap Value
Systematic Large Cap Core Active Extension
U.S. Large Cap Growth
U.S. Real Estate

2007 Semi-Annual Report

June 30, 2007

Table of Contents

Shareholder’s Letter	2
Expense Examples	3
Investment Advisory Agreement Approval	7
Portfolios of Investments
Global and International Equity Portfolios:
Active International Allocation	11
Emerging Markets	24
Global Franchise	29
Global Real Estate	31
Global Value Equity	34
International Equity	37
International Growth Equity	40
International Magnum	42
International Real Estate	47
International Small Cap	49
U.S. Equity Portfolios:
Disciplined Large Cap Value Active Extension	51
Focus Equity	55
Large Cap Relative Value	56
Small Company Growth	58
Systematic Active Large Cap Core	60
Systematic Active Small Cap Core	64
Systematic Active Small Cap Growth	69
Systematic Active Small Cap Value	74
Systematic Large Cap Core Active Extension	79
U.S. Large Cap Growth	84
U.S. Real Estate	86
Fixed Income Portfolio:
Emerging Markets Debt	88
Statements of Assets and Liabilities	92
Statements of Operations	98
Statements of Changes in Net Assets	103
Financial Highlights	114
Notes to Financial Statements	138
Director and Officer Information	150

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio’s investment policies to the prospective investor, please call 1-(800)-548-7786. Please read the prospectuses carefully before you invest or send money. Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management’s website: www.morganstanley.com/im.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Shareholder’s Letter

Dear Shareholders:

We are pleased to present to you the Fund’s Semi-Annual Report for the six months ended June 30, 2007. Our Fund currently offers 22 portfolios providing investors with a full array of global and domestic equity and fixed-income products. The Fund’s portfolios, together with the portfolios of the Morgan Stanley Institutional Fund Trust, provide investors with a means to help them meet specific investment needs and to allocate their investments among equities (e.g., value and growth; small, medium, and large capitalization) and fixed income (e.g., short, medium, and long duration; investment grade and high yield).

Sincerely,

Ronald E. Robison

President and Principal Executive Officer

July 2007

2007 Semi-Annual Report

June 30, 2007

Expense Examples

Expense Examples

As a shareholder of a Portfolio, you incur two types of costs: (1) transactional costs, including redemptions fees, and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B) and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Please note that the Disciplined Large Cap Value Active Extension and Systematic Large Cap Core Active Extension Portfolios commenced operations on May 31, 2007 for both Class A and Class B, however, expenses did not begin accruing until June 1, 2007; therefore, “Actual Expenses Paid During the Period” reflect activity from June 1, 2007 through June 30, 2007.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that while the Disciplined Large Cap Value Active Extension and Systematic Large Cap Core Active Extension Portfolios commenced operations on May 31, 2007, for both Class A and Class B, the “Hypothetical Expenses Paid During the Period” reflect projected activity for the full six month period for the purposes of comparability. This projection assumes that the annualized expense ratio for both Class A and Class B was in effect during the period from January 1, 2007 to June 30, 2007.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	January 1, 2007	June 30, 2007	January 1, 2007 — June 30, 2007
Active International Allocation Portfolio
Class A
Actual	$1,000.00	$1,129.80	$4.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.01
Class B
Actual	1,000.00	1,128.30	5.54
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26

* Expenses are equal to Class A and Class B annualized net expense ratios of 0.80% and 1.05%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Emerging Markets Portfolio
Class A
Actual	$1,000.00	$1,173.40	$7.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.00	6.85
Class B
Actual	1,000.00	1,171.90	8.72
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.76	8.10

* Expenses are equal to Class A and Class B annualized net expense ratios of 1.37% and 1.62%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Expense Examples (cont’d)

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	January 1, 2007	June 30, 2007	January 1, 2007 — June 30, 2007
Global Franchise Portfolio
Class A
Actual	$1,000.00	$1,092.30	$5.03
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.98	4.86
Class B
Actual	1,000.00	1,091.50	6.33
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.74	6.11

* Expenses are equal to Class A and Class B annualized net expense ratios of 0.97% and 1.22%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Global Real Estate Portfolio
Class A
Actual	$1,000.00	$1,012.10	$5.19
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.64	5.21
Class B
Actual	1,000.00	1,010.40	6.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.35	6.51

* Expenses are equal to Class A and Class B annualized net expense ratios of 1.04% and 1.30%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Global Value Equity Portfolio
Class A
Actual	$1,000.00	$1,099.80	$4.89
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.13	4.71
Class B
Actual	1,000.00	1,098.40	6.19
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.89	5.96

* Expenses are equal to Class A and Class B annualized net expense ratios of 0.94% and 1.19%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

International Equity Portfolio
Class A
Actual	$1,000.00	$1,103.00	$4.85
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.18	4.66
Class B
Actual	1,000.00	1,101.50	6.15
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.94	5.91

* Expenses are equal to Class A and Class B annualized net expense ratios of 0.93% and 1.18%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

International Growth Equity Portfolio
Class A
Actual	$1,000.00	$1,111.50	$5.24
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01
Class B
Actual	1,000.00	1,110.70	6.54
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.60	6.26

* Expenses are equal to Class A and Class B annualized net expense ratios of 1.00% and 1.25%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

International Magnum Portfolio
Class A
Actual	$1,000.00	$1,121.00	$5.26
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01
Class B
Actual	1,000.00	1,119.20	6.57
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.60	6.26

* Expenses are equal to Class A and Class B annualized net expense ratios of 1.00% and 1.25%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

International Real Estate Portfolio
Class A
Actual	$1,000.00	$965.00	$4.53
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.18	4.66
Class B
Actual	1,000.00	963.80	5.75
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.94	5.91

* Expenses are equal to Class A and Class B annualized net expense ratios of 0.93% and 1.18%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Expense Examples (cont’d)

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	January 1, 2007	June 30, 2007	January 1, 2007 — June 30, 2007
International Small Cap Portfolio
Class A
Actual	$1,000.00	$1,086.80	$5.59
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.44	5.41

* Expenses are equal to Class A annualized net expense ratio of 1.08%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Ending Account Value	Expenses Paid During Period*
	Beginning Account Value*	June 30, 2007	May 31, 2007 — June 30, 2007
Disciplined Large Cap Value Active Extension Portfolio
Class A
Actual	$1,000.00	$965.00	$1.30
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.81	8.05
Class B
Actual	1,000.00	965.00	1.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,015.52	9.35

* Expenses are equal to Class A and Class B annualized net expense ratios of 1.61% and 1.87%, respectively, multiplied by the average account value over the period, multiplied by 30/365 (to reflect the actual days in the period for the actual example) and multiplied by 181/365 (to reflect the one-half year period for the hypothetical example).

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	January 1, 2007	June 30, 2007	January 1, 2007 — June 30, 2007
Focus Equity Portfolio
Class A
Actual	$1,000.00	$1,109.90	$5.23
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01
Class B
Actual	1,000.00	1,108.70	6.54
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.60	6.26

* Expenses are equal to Class A and Class B annualized net expense ratios of 1.00% and 1.25%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Large Cap Relative Value Portfolio
Class A
Actual	$1,000.00	$1,075.70	$3.55
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.37	3.46
Class B
Actual	1,000.00	1,075.10	4.78
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.18	4.66

* Expenses are equal to Class A and Class B annualized net expense ratios of 0.69% and 0.93%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Small Company Growth Portfolio
Class A
Actual	$1,000.00	$1,059.40	$5.21
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.74	5.11
Class B
Actual	1,000.00	1,057.80	6.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.50	6.36

* Expenses are equal to Class A and Class B annualized net expense ratios of 1.02% and 1.27%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Systematic Active Large Cap Core Portfolio
Class A
Actual	$1,000.00	$1,084.10	$3.36
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.57	3.26
Class B
Actual	1,000.00	1,082.20	4.65
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51

* Expenses are equal to Class A and Class B annualized net expense ratios of 0.65% and 0.90%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Systematic Active Small Cap Core Portfolio
Class A
Actual	$1,000.00	$1,055.40	$5.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51
Class B
Actual	1,000.00	1,054.40	6.88
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.10	6.76

* Expenses are equal to Class A and Class B annualized net expense ratios of 1.10% and 1.35%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Expense Examples (cont’d)

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	January 1, 2007	June 30, 2007	January 1, 2007 — June 30, 2007
Systematic Active Small Cap Growth
Class A
Actual	$1,000.00	$1,112.50	$5.76
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51
Class B
Actual	1,000.00	1,110.50	7.06
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.10	6.76

* Expenses are equal to Class A and Class B annualized net expense ratios of 1.10% and 1.35%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Systematic Active Small Cap Value
Class A
Actual	$1,000.00	$1,038.60	$5.56
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51
Class B
Actual	1,000.00	1,036.60	6.82
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.10	6.76

* Expenses are equal to Class A and Class B annualized net expense ratios of 1.10% and 1.35%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Ending Account Value	Expenses Paid During Period*
	Beginning Account Value*	June 30, 2007	May 31, 2007 — June 30, 2007
Systematic Large Cap Core Active Extension
Class A
Actual	$1,000.00	$988.00	$1.63
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.88	9.99
Class B
Actual	1,000.00	988.00	1.84
Hypothetical (5% average annual return before expenses)	1,000.00	1,013.64	11.23

* Expenses are equal to Class A and Class B annualized net expense ratios of 2.00% and 2.25%, respectively, multiplied by the average account value over the period, multiplied by 30/365 (to reflect the actual days in the period for the actual example) and multiplied by 181/365 (to reflect the one-half year period for the hypothetical example).

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	January 1, 2007	June 30, 2007	January 1, 2007 — June 30, 2007
U.S. Large Cap Growth
Class A
Actual	$1,000.00	$1,098.10	$3.28
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.67	3.16
Class B
Actual	1,000.00	1,096.70	4.57
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.43	4.41

* Expenses are equal to Class A and Class B annualized net expense ratios of 0.63% and 0.88%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

U.S. Real Estate
Class A
Actual	$1,000.00	$970.30	$4.25
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.48	4.36
Class B
Actual	1,000.00	969.00	5.47
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.24	5.61

* Expenses are equal to Class A and Class B annualized net expense ratios of 0.87% and 1.12%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Emerging Markets Debt
Class A
Actual	$1,000.00	$1,027.50	$4.62
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.23	4.61
Class B
Actual	1,000.00	1,024.40	5.87
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.99	5.86

* Expenses are equal to Class A and Class B annualized net expense ratios of 0.92% and 1.17%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

With respect to the Active International Allocation, Large Cap Relative Value, Emerging Markets, Global Franchise, Global Value Equity, International Growth Equity, International Magnum, International Small Cap, International Equity, U.S. Real Estate, Global Real Estate, International Real Estate, Systematic Active Large Cap Core, Systematic Active Small Cap Core, Systematic Active Small Cap Growth, Systematic Active Small Cap Value, Focus Equity, Small Company Growth, U.S. Large Cap Growth and Emerging Markets Debt Portfolios (collectively, the “Existing Portfolios”), the Board considered on April 25, 2007 whether it would be in the best interest of each Existing Portfolio and its shareholders to approve renewal of the Advisory and Administration Agreements for another year.

With respect to the Disciplined Large Cap Value Active Extension and Systematic Large Cap Core Active Extension Portfolios (collectively, the “New Portfolios,” together the Existing Portfolios and the New Portfolios are referred to as the “Portfolios”), the Board considered at the New Portfolios’ organizational meetings on February 21, 2007, February 21, 2007 and April 25, 2007, respectively, whether to approve the Advisory and Administration Agreements on behalf of each New Portfolio.

Specifically, the Board reviewed and considered the nature and extent of the investment advisory services provided/to be provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board reviewed similar information and factors regarding each Sub-Adviser to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided/to be provided by the Portfolios’ Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser, Sub-Advisers and Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided/to be provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide or are to provide the advisory and administrative services to the Portfolios. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided/to be provided were necessary and appropriate for the conduct of the business and investment activities of each Portfolio. The Board also concluded that the overall quality of the advisory and administrative services provided/to be provided was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Portfolios, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed each Portfolio’s performance for the one-, three- and five-year periods ended November 30, 2006 (except with respect to the International Growth Equity Portfolio whereby the Board reviewed the Portfolio’s performance for the period December 31, 2005 to November 30, 2006, the Global Real Estate Portfolio whereby the Board reviewed the Portfolio’s performance for the period August 30, 2006 to November 30, 2006, the Systematic Active Large Cap Core, Systematic Active Small Cap Core, Systematic Active Small Cap Growth and Systematic Active Small Cap Value Portfolios whereby the Board reviewed each Portfolio’s performance for the period April 30, 2006 to November 30, 2006 and the New Portfolios because each Portfolio is new), as shown in reports provided by Lipper (the “Lipper Reports”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”) for each Portfolio. The Board also discussed with the Adviser the performance goals and the actual results achieved in managing each Portfolio. When a fund underperforms its performance peer group, the Board discusses with the Adviser the causes of the underperformance and, where necessary, specific changes to the fund’s investment strategy or investment personnel.

With respect to the Active International Allocation, Large Cap Relative Value, Emerging Markets, Global Franchise, International Growth Equity, International Equity, U.S. Real Estate, Global Real Estate, International Real Estate, Systematic Active Large Cap Core, Systematic Active Small Cap Growth, Systematic Active Small Cap Value, Small Company Growth, U.S. Large Cap Growth and Emerging Markets Debt Portfolios, the Board concluded that each Portfolio’s performance was competitive with that of its performance peer group.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Investment Advisory Agreement Approval (cont’d)

With respect to the International Magnum and Systematic Active Small Cap Core Portfolios, the Board concluded that each Portfolio’s performance was acceptable.

With respect to the Global Value Equity Portfolio, the Board noted that the Adviser had added portfolio managers to the Portfolio’s management team in the past twelve to eighteen months. The Board also noted the Portfolio’s recent improved performance as of February 28, 2007 and concluded that the Portfolio’s performance was acceptable.

With respect to the International Small Cap Portfolio, the Board noted that the Adviser was evaluating possible alternatives to the Fund’s investment process. The Board concluded that the Portfolio’s performance was competitive with its performance peer group.

With respect to the Focus Equity Portfolio, the Board noted the Portfolio’s recently improved performance as of February 28, 2007 and concluded that the Portfolio’s performance was competitive with that of its performance peer group.

With respect to the New Portfolios, the Board considered that the Adviser planned to arrange for a public offering of shares of the Portfolios to raise assets for investment and that the offerings had not yet begun. The Board concluded that, since the New Portfolios had no assets to invest (other than seed capital that the Adviser will supply) and had no track records of performance, this was not a factor it needed to address.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by each Portfolio under the Management Agreement.

With respect to the Active International Allocation, International Magnum, International Small Cap, International Equity, Global Real Estate, Focus Equity, Small Company Growth and Emerging Markets Debt Portfolios, the Board noted that the management fee rates were comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Portfolios.

With respect to the Large Cap Relative Value, Emerging Markets, Global Franchise, Global Value Equity, International Growth Equity and U.S. Real Estate Portfolios, the Board noted that the management fee rates were comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Portfolios taking into account the scope of the services provided.

With respect to the International Real Estate, Systematic Active Large Cap Core, Systematic Active Small Cap Core, Systematic Active Small Cap Growth and Systematic Active Small Cap Value Portfolios, the Board noted that the Adviser did not manage any other funds with investment strategies comparable to those of the Portfolios.

With respect to the U.S. Large Cap Growth Portfolio, the Board noted that the management fee rate was higher than the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Portfolio. The Board also noted that the Portfolio’s management fee rate and total expense ratio were lower than the average management fee rate and total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

With respect to the Existing Portfolios, the Board reviewed the management fee rate and total expense ratio of each Portfolio as compared to the expense peer group.

With respect to the Active International Allocation, Large Cap Relative Value, Emerging Markets, Global Value Equity, International Growth Equity, International Magnum, International Small Cap, Global Real Estate, International Real Estate, Systematic Active Large Cap Core, Systematic Active Small Cap Core, Systematic Active Small Cap Growth, Systematic Active Small Cap Value, Focus Equity and U.S. Large Cap Growth Portfolios, the Board concluded that each Portfolio’s management fee rate and total expense ratio were competitive with those of its expense peer group.

With respect to the Global Franchise, International Equity, U.S. Real Estate, Small Company Growth and Emerging Markets Debt Portfolios, the Board concluded that each Portfolio’s management fee rate was acceptable as the total expense ratio was competitive with its expense peer group.

With respect to the New Portfolios, the Board reviewed the management fee rate and total expense ratio of each New Portfolio as compared to the average management fee rate and average total expense ratio for a comparable Lipper category average, selected

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Investment Advisory Agreement Approval (cont’d)

by the Adviser (the “expense peer group”). The Board concluded that the New Portfolios’ management fee rates and total expense ratios were competitive with those of their expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of each Portfolio’s management fee schedule under the Management Agreement.

With respect to the Active International Allocation, Large Cap Relative Value, Emerging Markets, Global Franchise, Global Value Equity, International Growth Equity, International Magnum, International Small Cap, International Equity, U.S. Real Estate, Focus Equity, Small Company Growth, U.S. Large Cap Growth and Emerging Markets Debt Portfolios, the Board noted that each Portfolio’s management fee schedule includes one or more breakpoints. The Board also reviewed the level of each Portfolio’s management fee and noted that each fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because each management fee includes one or more breakpoints. The Board concluded that each Portfolio’s management fee would reflect economies of scale as assets increase.

With respect to the Global Real Estate, Systematic Active Large Cap Core, Systematic Active Small Cap Core, Systematic Active Small Cap Growth and Systematic Active Small Cap Value Portfolios and the New Portfolios, the Board noted that the Portfolios’ management fee schedules do not include any breakpoints. The Board considered that the Portfolios’ assets under management were either relatively small or their growth was uncertain. The Board concluded that economies of scale for the Portfolios were not a factor that needed to be considered.

With respect to the International Real Estate Portfolio, the Board noted that the Portfolio’s management fee schedule does not include any breakpoints. The Board also noted that the Portfolio’s assets had recently increased. The Board concluded that because the Portfolio’s continued growth of assets was uncertain, this was not a factor it needed to address at the present time.

Profitability of the Adviser and Affiliates

With respect to the Existing Portfolios, the Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with each Existing Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Existing Portfolios.

With respect to the New Portfolios, since the New Portfolios have not begun operations and have not paid any fees to the Adviser, the Board concluded that this was not a factor that needed to be considered.

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived/to be derived by the Adviser and affiliates from their relationship with each Portfolio and the Morgan Stanley Fund Complex. The Board considered the “float” benefits derived/to be derived from handling of checks for purchases and sales of Portfolio shares, through a broker-dealer affiliate of the Adviser. The Board also considered that a broker-dealer affiliate of the Adviser receives/will receive from each Portfolio 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and the 12b-1 fees were competitive with those of other broker-dealers.

With respect to each Portfolio, except the Emerging Markets Debt Portfolio, the Board considered “soft dollar” benefits (discussed in the next section).

Soft Dollar Benefits

With respect to each Portfolio, except the Emerging Markets Debt Portfolio, the Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements. Under such arrangements, brokerage commissions paid by the Portfolios and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolios. The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolios and other funds in the Morgan Stanley Fund Complex.

With respect to the Emerging Markets Debt Portfolio, the Board noted that the Portfolio invests only in fixed income securities, which do not generate soft dollars.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Adviser Financially Sound and Financially Capable of Meeting the Portfolios’ Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Relationship Between the Portfolios and the Adviser

With respect to the Existing Portfolios, the Board also reviewed and considered the historical relationship between each Existing Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Existing Portfolios’ operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for each Existing Portfolio to continue its relationship with the Adviser.

With respect to the New Portfolios, the Board also reviewed and considered the proposed relationship between the New Portfolios and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser that will be utilized for managing the New Portfolios’ operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the New Portfolios to approve the relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of each Portfolio’s business.

General Conclusion

On April 25, 2007, after considering and weighing all of the above factors, the Board concluded that it would be in the best interest of each Existing Portfolio and its shareholders to approve renewal of the Management Agreement for another year until April 30, 2008. On June 20, 2007, the Board again considered and weighed all of the above factors and concluded that it would be in the best interest of each Existing Portfolio and its shareholders to approve renewal of the Management Agreement to continue until June 30, 2008.

With respect to the New Portfolios, after considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the New Portfolios and their future shareholders to approve the Management Agreement, which will remain in effect for two years and thereafter must be approved annually by the Board if it is to continue in effect.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments

Active International Allocation Portfolio

		Value
	Shares	(000)
Common Stocks (91.0%)
Australia (3.3%)
AGL Energy Ltd.	(c)14,942	$192
Alinta Ltd.	(c)8,629	111
Alumina Ltd.	(c)91,525	605
Amcor Ltd.	(c)71,068	450
AMP Ltd.	(c)42,736	367
Ansell Ltd.	5,679	59
Asciano Group	(a)(c)12,151	104
Australia & New Zealand Banking Group Ltd.	46,465	1,142
BHP Billiton Ltd.	(c)282,988	8,404
BlueScope Steel Ltd.	(c)61,296	537
Boral Ltd.	(c)47,082	350
Brambles Industries Ltd.	(a)31,812	329
Caltex Australia Ltd.	(c)29,853	599
Coca-Cola Amatil Ltd.	(c)17,210	139
Coles Group Ltd.	(c)34,518	472
Commonwealth Bank of Australia	(c)38,394	1,798
CSL Ltd.	(c)2,842	212
CSR Ltd.	(c)76,379	225
Foster’s Group Ltd.	65,602	355
Insurance Australia Group Ltd.	(c)54,613	264
James Hardie Industries N.V.	(c)37,648	278
John Fairfax Holdings Ltd.	(c)32,240	128
Leighton Holdings Ltd.	(c)7,115	249
Lend Lease Corp. Ltd.	(c)13,618	214
Macquarie Bank Ltd.	(c)6,715	484
Macquarie Infrastructure Group	74,866	229
National Australia Bank Ltd.	(c)51,258	1,783
Newcrest Mining Ltd.	26,212	508
OneSteel Ltd.	(c)44,821	244
Orica Ltd.	22,596	571
Origin Energy Ltd.	(c)213,888	1,803
PaperlinX Ltd.	36,382	115
QBE Insurance Group Ltd.	22,311	590
Rinker Group Ltd.	75,117	1,200
Rio Tinto Ltd.	(c)24,545	2,056
Santos Ltd.	(c)157,070	1,856
Sonic Healthcare Ltd.	(c)5,616	72
Stockland	1,074	7
Suncorp-Metway Ltd.	17,718	303
Symbion Health Ltd.	28,935	100
TABCORP Holdings Ltd.	(c)13,036	190
Telstra Corp. Ltd.	69,366	270
Toll Holdings Ltd.	(c)12,151	149
Transurban Group	(c)24,712	168
Wesfarmers Ltd.	(c)12,365	479
Westpac Banking Corp.	54,298	1,181
Woodside Petroleum Ltd.	(c)87,804	3,406
Woolworths Ltd.	(c)33,517	767
		36,114
Austria (1.1%)
Andritz AG	3,900	259
Bank Austria Creditanstalt AG	(c)2,955	572
Boehler-Uddeholm AG	(c)4,948	495
Erste Bank der Oesterreichischen Sparkassen AG	33,992	$2,659
Flughafen Wien AG	1,465	145
IMMOFINANZ Immobilien Anlagen AG	(a)36,096	528
Mayr-Melnhof Karton AG	(c)597	136
Meinl European Land Ltd.	(a)11,846	340
OMV AG	28,585	1,915
Raiffeisen International Bank Holding AG	(c)9,194	1,465
Telekom Austria AG	45,499	1,139
Verbund-Oesterreichische Elektrizitaetswirtschafts AG, Class A	(c)10,670	547
Voestalpine AG	(c)10,008	846
Wiener Staedtische Allgemeine Versicherung AG	(c)2,491	178
Wienerberger AG	7,967	590
		11,814
Belgium (0.7%)
AGFA-Gevaert N.V.	4,251	110
Bekaert S.A.	539	79
Belgacom S.A.	6,763	301
Dexia	(c)58,800	1,847
Fortis	(c)63,864	2,724
InBev N.V.	3,651	291
KBC Group N.V.	8,105	1,097
Solvay S.A., Class A	(c)3,603	570
UCB S.A.	(c)5,959	354
Urore	1,532	334
		7,707
Brazil (1.9%)
AmBev	241,555	173
AmBev (Preference)	1,200,781	842
Aracruz Celulose S.A., Class B (Preference)	31,988	211
Banco Bradesco S.A. (Preference)	58,000	1,399
Banco Itau Holding Financeira S.A. (Preference)	43,194	1,918
Brasil Telecom Participacoes S.A. (Preference)	16,991	206
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR (Preference)	(c)900	35
Cia de Concessoes Rodoviarias	47,000	873
CEMIG S.A. (Preference)	21,330	451
Cia Siderurgica Nacional S.A.	5,976	308
Contax Participacoes S.A. (Preference)	9,831	12
CVRD, Class A (Preference)	90,276	3,376
Cyrela Brazil Realty S.A.	42,900	532
Electrobras S.A., Class B (Preference)	8,073,614	238
Embratel Participacoes S.A. (Preference)	7,843,216	29
Empresa Brasileira de Aeronautica S.A.	24,416	295
Gerdau S.A. (Preference)	23,250	597
Gol Linhas Aereas Inteligentes S.A. ADR	(c)39,200	1,293
Klabin S.A. (Preference)	43,000	151
Lojas Renner	29,100	540
Petrobras S.A. (Preference)	158,500	4,232

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

		Value
	Shares	(000)
Brazil (cont’d)
Sadia S.A. (Preference)	34,500	$161
Souza Cruz S.A.	5,800	140
Tele Norte Leste Participacoes S.A. (Preference)	20,831	397
Unibanco GDR	10,950	1,236
Usiminas S.A., Class A (Preference)	7,400	422
Vivo Participacoes S.A. (Preference)	31,339	156
Votorantim Celulose e Papel S.A. (Preference)	5,968	137
		20,360
Colombia (0.1%)
BanColombia S.A. ADR	16,100	529
Cyprus (0.0%)
Bank of Cyprus Public Co., Ltd.	24,800	420
Denmark (0.5%)
AP Moller - Maersk A/S	74	895
Danske Bank A/S	45,345	1,864
DSV A/S	11,750	231
GN Store Nord A/S	(a)21,800	258
Novo-Nordisk A/S, Class B	12,950	1,413
Novozymes A/S, Class B	2,864	333
Vestas Wind Systems A/S	(a)10,650	705
		5,699
Finland (1.0%)
Cargotec Corp., Class B	2,604	161
Fortum Oyj	16,886	530
Kesko Oyj, Class B	4,358	291
Kone Oyj, Class B	(c)5,208	330
Metso Oyj	7,730	458
Neste Oil Oyj	6,952	274
Nokia Oyj	(c)178,915	5,039
Outokumpu Oyj	15,450	523
Rautaruukki Oyj	6,293	405
Sampo Oyj, Class A	18,319	530
Stora Enso Oyj, Class R	41,550	786
TietoEnator Oyj	10,536	341
UPM-Kymmene Oyj	36,167	896
Uponor Oyj	2,904	113
Wartsila Oyj, Class B	(c)4,034	267
		10,944
France (7.8%)
Accor S.A.	17,180	1,528
Air Liquide	(c)13,782	1,818
Alcatel S.A.	(c)87,177	1,225
Alstom	(a)(c)20,568	3,458
Arkema	(a)(c)2,887	189
Atos Origin S.A.	(a)1,557	98
AXA S.A.	114,255	4,950
BNP Paribas S.A.	(c)93,574	11,191
Bouygues S.A.	(c)16,979	1,429
Business Objects S.A.	(a)(c)4,600	182
Cap Gemini S.A.	13,124	966
Carrefour S.A.	(c)31,579	2,228
Casino Guichard Perrachon S.A.	(c)3,591	$364
Cie de Saint-Gobain	(c)18,247	2,059
Cie Generale d’Optique Essilor International S.A.	(c)3,527	422
CNP Assurances	4,297	552
Credit Agricole S.A.	(c)42,785	1,748
Dassault Systemes S.A.	4,244	269
European Aeronautic Defense Space Co. N.V.	(c)14,611	477
France Telecom S.A.	(c)89,477	2,470
Gecina S.A. REIT	2,351	395
Groupe Danone	(c)27,890	2,266
Hermes International	(c)1,335	152
Imerys S.A.	2,205	224
Klepierre REIT	1,982	338
L’Oreal S.A.	2,146	255
Lafarge S.A.	(c)11,729	2,149
Lagardere S.C.A.	(c)6,292	549
LVMH Moet Hennessy Louis Vuitton S.A.	(c)10,888	1,261
Michelin (CGDE), Class B	4,696	660
Mittal Steel Co., N.V.	(c)35,707	2,251
Neopost S.A.	(c)2,457	361
Pernod-Ricard S.A.	(c)1,304	289
Peugeot S.A.	(c)5,348	433
PPR S.A.	2,823	495
Publicis Groupe	(c)4,217	186
Renault S.A.	(c)5,505	888
Safran S.A.	(c)4,910	126
Sanofi-Aventis S.A.	(c)51,705	4,206
Schneider Electric S.A.	(c)20,308	2,862
Societe BIC S.A.	(c)1,627	120
Societe Generale	(c)36,908	6,870
Societe Television Francaise 1	5,196	181
Sodexho Alliance S.A.	9,509	684
Suez S.A.	(c)31,273	1,798
Suez S.A. (London Shares)	2,940	169
Technip S.A.	6,246	518
Thales S.A.	6,720	412
Thomson	10,855	208
Total S.A.	(c)134,548	10,974
Unibail-Rodamco REIT	(c)5,127	1,319
Valeo S.A.	5,295	285
Veolia Environnement	(c)7,021	551
Vinci SA	(c)16,860	1,266
Vivendi Universal S.A.	(c)39,320	1,698
Zodiac S.A.	(c)631	49
		85,071
Germany (8.7%)
Adidas-Salomon AG	19,444	1,231
Allianz AG (Registered)	(c)29,122	6,842
Altana AG	(c)5,799	140
Arcandor AG	(a)(c)7,464	253
BASF AG	43,014	5,661
Bayer AG	43,142	3,276
Beiersdorf AG	4,911	351

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

		Value
	Shares	(000)
Germany (cont’d)
Celesio AG	7,538	$491
Commerzbank AG	(c)63,914	3,070
Continental AG	(c)12,188	1,723
DaimlerChrysler AG	76,254	7,079
Depfa Bank plc	33,731	598
Deutsche Bank AG (Registered)	38,358	5,597
Deutsche Boerse AG	13,555	1,536
Deutsche Lufthansa AG (Registered)	21,401	601
Deutsche Post AG (Registered)	(c)67,221	2,186
Deutsche Postbank AG	(c)5,256	463
Deutsche Telekom AG (Registered)	(c)267,209	4,951
E.ON AG	57,948	9,748
Fresenius Medical Care AG	18,027	833
Heidelberger Druckmaschinen	(c)4,900	238
Henkel KGaA (Non-Voting Shares)	17,133	906
Hochtief AG	5,220	570
Hypo Real Estate Holding AG	12,650	822
Infineon Technologies AG	(a)(c)54,119	902
Linde AG	(c)6,304	762
MAN AG	14,595	2,109
Merck KGaA	3,978	549
Metro AG	(c)13,436	1,118
Muenchener Rueckversicherungs AG (Registered)	14,711	2,712
Porsche AG (Non-Voting Shares)	684	1,224
Puma AG Rudolf Dassler Sport	1,157	517
Qiagen N.V.	(a)(c)12,827	231
RWE AG	38,790	4,147
RWE AG (Non-Voting Shares)	3,400	341
SAP AG	(c)83,316	4,293
Siemens AG (Registered)	75,394	10,875
Suedzucker AG	(c)6,971	155
ThyssenKrupp AG	34,153	2,040
TUI AG	(a)(c)19,983	555
Volkswagen AG	(c)14,729	2,354
Volkswagen AG (Non-Voting Shares)	8,799	919
		94,969
Greece (0.3%)
Alpha Bank A.E.	19,483	614
EFG Eurobank Ergasias S.A.	11,100	363
National Bank of Greece S.A.	18,033	1,035
OPAP S.A.	12,910	458
Titan Cement Co., S.A.	3,950	229
		2,699
Hong Kong (3.0%)
Air China Ltd., Class H	289,000	221
Aluminum Corp. of China Ltd., Class H	294,000	496
Angang New Steel Co., Ltd., Class H	14,000	29
Anhui Conch Cement Co., Ltd.	6,000	42
Anhui Expressway Co.	369,000	311
Bank of China Ltd., Class H	(a)(c)1,529,000	759
Bank of Communications Co., Ltd.	(a)1,007,000	1,073
Bank of East Asia Ltd.	(c)72,460	408
BOC Hong Kong Holdings Ltd.	168,000	400
Cathay Pacific Airways Ltd.	(c)48,000	$119
Chaoda Modern Agriculture	168,000	130
Cheung Kong Holdings Ltd.	70,000	917
Cheung Kong Infrastructure Holdings Ltd.	(c)26,000	96
China Communications Construction Co., Ltd.	319,000	571
China Construction Bank, Class H	2,948,831	2,029
China Infrastructure Machinery Holdings Ltd., Class H	224,000	489
China Life Insurance Co., Ltd.	(c)502,000	1,804
China Mobile Ltd.	198,500	2,131
China Overseas Land & Investment Ltd.	(c)582,000	908
China Petroleum & Chemical Corp., Class H	(c)1,174,000	1,299
China Resources Enterprise Ltd.	102,000	384
China Shenhua Energy Co.	237,500	829
China Shipping Development Co., Ltd., Class H	117,891	273
China Telecom Corp. Ltd., Class H	(c)1,116,000	657
China Water Affairs Group Ltd.	(a)(c)1,731,741	1,010
CLP Holdings Ltd.	78,811	529
Cosco Holdings	256,450	368
COSCO Pacific Ltd.	152,000	398
Datang International Power Generation Co., Ltd., Class H	(a)(c)132,000	204
Dongfeng Motor Group Co., Ltd.	178,885	95
Esprit Holdings Ltd.	43,800	556
Guangdong Investments, Ltd.	1,456,000	849
Guangzhou R&F Properties Co., Ltd.	73,600	225
Hang Lung Properties Ltd.	(c)87,000	300
Hang Seng Bank Ltd.	(c)32,600	441
Henderson Land Development Co., Ltd.	34,000	232
Hong Kong & China Gas Co., Ltd.	(c)190,424	401
Hong Kong Exchanges & Clearing Ltd.	48,500	685
HongKong Electric Holdings Ltd.	(c)63,500	320
Hopewell Highway Infrastructure Ltd.	343,231	321
Hopewell Holdings Ltd.	30,000	122
Huaneng Power International, Inc., Class H	(c)292,000	332
Hutchison Telecommunications International Ltd.	(c)64,000	83
Hutchison Whampoa Ltd.	(c)96,282	956
Hysan Development Co., Ltd.	31,538	84
Jiangxi Copper Co., Ltd., Class H	103,000	173
Johnson Electric Holdings Ltd.	(c)73,063	41
Kerry Properties Ltd.	(c)20,118	126
Kingboard Chemical Holdings Ltd.	32,000	147
Li & Fung Ltd.	235,757	849
Li Ning Co. Ltd.	94,000	228
Link REIT (The)	76,000	168
MTR Corp.	64,350	152
New World Development Ltd.	107,833	270
NWS Holdings Ltd.	130,592	326
PCCW Ltd.	(c)171,490	105
PetroChina Co., Ltd., Class H	1,106,000	1,629
Ping An Insurance Group Co. of China Ltd., Class H	91,500	647
Prime Success International Group	321,200	267
Shangri-La Asia Ltd.	48,636	118

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

		Value
	Shares	(000)
Hong Kong (cont’d)
Shanghai Electric Group Corp.	60,000	$27
Sichuan Expressway Co., Ltd.	722,000	217
Sino Land Co.	(c)55,553	116
Sinopec Shangai Petrochemical Co., Ltd., Class H	44,000	29
Sun Hung Kai Properties Ltd.	60,000	722
Swire Pacific Ltd., Class A	42,000	467
Techtronic Industries Co.	42,500	57
Television Broadcasts Ltd.	14,000	98
Tianjin Capital Environmental Protection	438,000	335
Wasion Meters Group Ltd.	186,379	108
Wharf Holdings Ltd.	56,662	226
Yanzhou Coal Mining Co., Ltd., Class H	160,000	244
Yue Yuen Industrial Holdings Ltd.	27,500	85
Zhejiang Expressway Co., Ltd., Class H	42,000	45
Zijin Mining Group Co., Ltd.	(c)277,500	163
		33,071
India (1.5%)
ABB Ltd. India	5,235	141
ACC Ltd.	(d)1,998	46
Bajaj Auto Ltd.	2,096	110
Bharat Forge Co., Ltd.	6,723	51
Bharat Heavy Electricals Corp.	32,734	1,237
Bharti Airtel Ltd.	(a)(d)80,148	1,654
Cipla Ltd./India	12,494	64
Dish TV India Ltd.	(a)(d)8,026	21
Dr. Reddy’s Laboratories Ltd.	6,869	111
GAIL India Ltd.	17,512	133
GlaxoSmithKline Pharmaceuticals Ltd.	1,275	40
Glenmark Pharmaceuticals Ltd.	4,150	67
Grasim Industries Ltd.	2,471	164
Gujarat Ambuja Cements Ltd.	34,100	104
HDFC Bank Ltd.	20,128	567
Hero Honda Motors Ltd.	5,569	95
Hindalco Industries Ltd.	36,600	144
Hindustan Lever Ltd.	55,575	257
Housing Development Finance Corp.	12,327	616
I-Flex Solutions Ltd.	1,230	78
ICICI Bank Ltd.	(d)42,254	1,015
ICICI Bank Ltd. ADR	(c)5,600	275
Infosys Technologies Ltd.	26,658	1,263
ITC Ltd.	73,900	281
IVRCL Infrastructures & Projects Ltd	73,900	653
Larsen & Toubro Ltd.	23,882	1,290
Mahanagar Telephone Nigam Ltd.	12,837	51
Mahindra & Mahindra Ltd.	6,999	124
Maruti Udyog Ltd.	4,746	87
Oil & Natural Gas Corp. Ltd.	16,390	365
Ranbaxy Laboratories Ltd.	10,144	88
Reliance Communication Ltd.	(a)46,100	586
Reliance Energy Ltd.	4,088	62
Reliance Industries Ltd.	43,511	1,818
Satyam Computer Services Ltd.	31,301	360
Sun Pharma Advanced Research Co. Ltd.	(l)1,644	$3
Sun Pharmaceutical Ltd.	3,199	81
Tata Consultancy Services Ltd.	8,659	244
Tata Motors Ltd.	12,953	213
Tata Steel Ltd.	(d)9,013	133
Unitech Ltd.	97,900	1,215
UTI Bank Ltd.	7,600	113
Wipro Ltd.	13,512	172
Wire and Wireless India Ltd.	(a)3,588	6
Zee News Ltd.	(a)(d)3,244	4
Zee Telefilms Ltd.	13,965	102
		16,304
Indonesia (0.5%)
Astra International Tbk PT	258,000	483
Bank Central Asia Tbk PT	1,960,500	1,183
Bank Mandiri Persero Tbk PT	856,500	296
Bank Rakyat Indonesia Tbk PT	536,500	341
Indocement Tunggal Prakarsa Tbk PT	544,000	376
Telekomunikasi Indonesia Tbk PT	1,279,500	1,395
United Tractors Tbk PT	1,323,000	1,208
		5,282
Ireland (0.1%)
Allied Irish Banks plc	16,500	454
Bank of Ireland	8,600	174
		628
Italy (1.1%)
Alleanza Assicurazioni S.p.A.	(c)2,521	33
Assicurazioni Generali S.p.A.	58,288	2,348
Autogrill S.p.A.	1,797	38
Autostrade S.p.A.	3,681	123
Banca Intesa S.p.A.	283,058	2,118
Banca Intesa S.p.A. RNC	2,270	16
Banca Monte dei Paschi di Siena S.p.A.	2,336	16
Banca Popolare di Milano Scrl	695	11
Banche Popolari Unite Scrl	19,983	510
Banco Popolare di Verona e Novara Scrl	(c)2,982	86
Benetton Group S.p.A.	456	8
Capitalia S.p.A.	41,777	417
Enel S.p.A.	(c)9,815	106
ENI S.p.A.	(c)50,744	1,847
Fiat S.p.A.	3,080	92
Finmeccanica S.p.A.	3,429	106
Italcementi S.p.A.	370	11
Luxottica Group S.p.A.	1,328	52
Mediaset S.p.A.	3,285	34
Mediobanca S.p.A.	(c)8,077	184
Mediolanum S.p.A.	611	5
Pirelli & C S.p.A.	27,686	33
Seat Pagine Gialle S.p.A.	(c)13,264	8
Snam Rete Gas S.p.A.	1,548	9
Telecom Italia S.p.A.	106,911	294
Telecom Italia S.p.A. RNC	61,216	136

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

		Value
	Shares	(000)
Italy (cont’d)
Tiscali S.p.A.	(a)935	$3
UniCredito Italiano S.p.A.	395,020	3,545
		12,189
Japan (21.6%)
77 Bank Ltd. (The)	(c)75,000	487
Acom Co., Ltd.	(c)1,980	71
Advantest Corp.	(c)19,090	833
Aeon Co., Ltd.	40,900	761
Aeon Credit Service Co., Ltd.	2,300	37
Aiful Corp.	(c)1,750	50
Ajinomoto Co., Inc.	(c)65,400	755
Alps Electric Co., Ltd.	(c)14,300	143
Amada Co., Ltd.	27,000	338
Asahi Breweries Ltd.	(c)19,800	307
Asahi Glass Co., Ltd.	113,800	1,538
Asahi Kasei Corp.	107,000	704
Asatsu-DK, Inc.	(c)3,400	115
Astellas Pharma, Inc.	41,600	1,811
Bank of Kyoto Ltd. (The)	(c)26,000	312
Bank of Yokohama Ltd. (The)	(c)171,000	1,200
Benesse Corp.	5,200	151
Bridgestone Corp.	(c)87,600	1,878
Canon, Inc.	(c)85,900	5,044
Casio Computer Co., Ltd.	(c)35,000	547
Central Japan Railway Co.	135	1,425
Chiba Bank Ltd. (The)	71,000	631
Chiyoda Corp.	(c)19,000	363
Chubu Electric Power Co., Inc.	(c)44,000	1,169
Chugai Pharmaceutical Co., Ltd.	21,907	394
Citizen Watch Co., Ltd.	29,900	270
Coca-Cola West Japan Co., Ltd.	700	16
COMSYS Holdings Corp.	16,000	185
Credit Saison Co., Ltd.	4,600	120
CSK Holdings Corp.	6,600	233
Dai Nippon Printing Co., Ltd.	39,600	591
Daicel Chemical Industries Ltd.	13,000	85
Daiichi Sankyo Co., Ltd.	56,800	1,509
Daikin Industries Ltd.	16,500	602
Daimaru, Inc.	(c)25,000	299
Dainippon Ink & Chemicals, Inc.	55,000	213
Daito Trust Construction Co., Ltd.	14,700	701
Daiwa House Industry Co., Ltd.	76,600	1,096
Daiwa Securities Group, Inc.	151,000	1,610
Denki Kagaku Kogyo K.K.	38,000	171
Denso Corp.	(c)62,850	2,460
Dowa Mining Co., Ltd.	51,000	545
East Japan Railway Co.	330	2,546
Ebara Corp.	30,800	142
Eisai Co., Ltd.	(c)19,502	852
FamilyMart Co., Ltd.	5,100	135
Fanuc Ltd.	17,300	1,787
Fast Retailing Co., Ltd.	(c)8,000	570
Fuji Electric Holdings Co., Ltd.	15,000	76
Fuji Soft ABC, Inc.	3,000	$71
Fuji Television Network, Inc.	31	62
Fujifilm Holdings Corp.	40,800	1,826
Fujikura Ltd.	23,000	171
Fujitsu Ltd.	(c)154,200	1,137
Fukuoka Financial Group Inc	(a)100,000	661
Furukawa Electric Co., Ltd.	55,800	309
Hankyu Department Stores, Inc.	(c)9,000	96
Hirose Electric Co., Ltd.	2,500	329
Hitachi Construction Machinery Co., Ltd.	2,800	98
Hitachi Ltd.	(c)280,000	1,990
Hokkaido Electric Power Co., Inc.	8,600	187
Hokuhoku Financial Group, Inc.	(c)193,000	625
Honda Motor Co., Ltd.	(c)149,304	5,457
Hoya Corp.	34,600	1,149
Ibiden Co., Ltd.	10,200	659
Index Corp.	(c)94	39
Inpex Holdings Inc.	41	383
Isetan Co., Ltd.	(c)16,800	276
Ishikawajima-Harima Heavy Industries Co.,Ltd.	(c)97,000	355
Ito En Ltd.	(c)2,100	69
Itochu Corp.	153,000	1,775
Itochu Techno-Science Corp.	2,600	102
Japan Airlines Corp.	(a)(c)79,000	149
Japan Real Estate Investment Corp. REIT	(c)53	624
Japan Retail Fund Investment Corp. REIT	(c)48	417
Japan Tobacco, Inc.	349	1,723
JFE Holdings, Inc.	33,400	2,081
JGC Corp.	(c)25,000	469
Joyo Bank Ltd. (The)	(c)135,000	840
JS Group Corp.	22,800	463
JSR Corp.	(c)13,500	326
Kajima Corp.	(c)118,400	496
Kamigumi Co., Ltd.	(c)1,000	9
Kaneka Corp.	22,000	185
Kansai Electric Power Co., Inc. (The)	62,800	1,487
Kao Corp.	52,000	1,347
Kawasaki Heavy Industries Ltd.	97,000	397
Kawasaki Kisen Kaisha Ltd.	5,000	61
Keihin Electric Express Railway Co., Ltd.	(c)35,000	231
Keio Corp.	(c)21,000	140
Keyence Corp.	(c)3,100	678
Kikkoman Corp.	10,000	149
Kinden Corp.	(c)1,000	9
Kintetsu Corp.	(c)153,200	462
Kirin Brewery Co., Ltd.	(c)49,400	739
Kobe Steel Ltd.	173,000	658
Kokuyo Co., Ltd.	5,700	67
Komatsu Ltd.	100,500	2,922
Konami Corp.	(c)9,100	209
Konica Minolta Holdings, Inc.	38,500	569
Kubota Corp.	138,000	1,121
Kuraray Co., Ltd.	(c)31,000	364
Kurita Water Industries Ltd.	6,000	189

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

		Value
	Shares	(000)
Japan (cont’d)
Kyocera Corp.	13,700	$1,462
Kyowa Hakko Kogyo Co., Ltd.	(c)25,028	236
Kyushu Electric Power Co., Inc.	27,500	721
Lawson, Inc.	(c)4,900	170
Leopalace21 Corp.	11,700	400
Mabuchi Motor Co., Ltd.	2,400	147
Marubeni Corp.	149,000	1,228
Marui Co., Ltd.	(c)37,300	471
Matsui Securities Co., Ltd.	(c)14,400	129
Matsushita Electric Industrial Co., Ltd.	184,000	3,654
Matsushita Electric Works Ltd.	(c)29,000	371
Meiji Dairies Corp.	(c)17,000	108
Meiji Seika Kaisha Ltd.	19,000	87
Meitec Corp.	(c)2,400	69
Millea Holdings, Inc.	67,623	2,779
Minebea Co., Ltd.	34,000	192
Mitsubishi Chemical Holdings Corp.	76,500	703
Mitsubishi Corp.	136,300	3,576
Mitsubishi Electric Corp.	194,800	1,807
Mitsubishi Estate Co., Ltd.	107,000	2,911
Mitsubishi Heavy Industries Ltd.	330,000	2,120
Mitsubishi Logistics Corp.	7,000	115
Mitsubishi Materials Corp.	168,000	918
Mitsubishi Rayon Co., Ltd.	(c)44,000	314
Mitsubishi UFJ Financial Group, Inc	774	8,549
Mitsubishi UFJ Securities Co.	31,000	348
Mitsui & Co., Ltd.	164,800	3,286
Mitsui Chemicals, Inc.	(c)44,000	335
Mitsui Fudosan Co., Ltd.	77,400	2,175
Mitsui Mining & Smelting Co., Ltd.	100,000	468
Mitsui OSK Lines Ltd.	14,000	190
Mitsui Sumitomo Insurance Co., Ltd.	113,000	1,452
Mitsui Trust Holdings, Inc.	56,545	493
Mitsukoshi Ltd.	(c)33,000	165
Mizuho Financial Group, Inc.	988	6,845
Murata Manufacturing Co., Ltd.	16,900	1,275
Namco Bandai Holdings, Inc.	(c)2,400	38
NEC Corp.	167,400	867
NEC Electronics Corp.	(a)(c)4,800	126
Net One Systems Co., Ltd.	(c)50	55
NGK Insulators Ltd.	(c)35,600	876
NGK Spark Plug Co., Ltd.	(c)22,000	383
Nidec Corp.	(c)9,100	535
Nikon Corp.	(c)28,000	782
Nintendo Co., Ltd.	6,600	2,418
Nippon Building Fund, Inc. REIT	63	875
Nippon Electric Glass Co., Ltd.	(c)26,500	468
Nippon Express Co., Ltd.	81,800	466
Nippon Meat Packers, Inc.	(c)19,600	237
Nippon Mining Holdings, Inc.	45,500	437
Nippon Oil Corp.	140,800	1,311
Nippon Paper Group, Inc.	73	243
Nippon Sheet Glass Co., Ltd.	(c)39,000	178
Nippon Steel Corp.	(c)436,000	3,074
Nippon Telegraph & Telephone Corp.	255	$1,133
Nippon Yusen Kabushiki Kaisha	(c)103,000	946
Nishi-Nippon Bank Ltd (The)	51,000	187
Nissan Chemical Industries Ltd.	(c)11,000	129
Nissan Motor Co., Ltd.	221,800	2,380
Nisshin Seifun Group, Inc.	13,000	129
Nisshinbo Industries, Inc.	(c)6,000	84
Nissin Food Products Co., Ltd.	(c)6,800	228
Nitto Denko Corp.	(c)18,600	940
Nomura Holdings, Inc.	(c)217,500	4,240
Nomura Research Institute Ltd.	11,400	336
NSK Ltd.	65,000	674
NTN Corp.	(c)46,000	397
NTT Data Corp.	(c)127	603
NTT DoCoMo, Inc.	348	551
Obayashi Corp.	80,000	437
Obic Co., Ltd.	730	144
OJI Paper Co., Ltd.	(c)100,400	488
Oki Electric Industry Co., Ltd.	(a)(c)44,000	82
Okumura Corp.	(c)22,000	113
Olympus Corp.	11,000	430
Omron Corp.	18,700	492
Onward Kashiyama Co., Ltd.	17,000	217
Oracle Corp. Japan	(c)3,000	133
Oriental Land Co., Ltd.	(c)5,900	308
Osaka Gas Co., Ltd.	162,600	605
Pioneer Corp.	(c)15,054	205
Promise Co., Ltd.	(c)2,350	73
Resona Holdings, Inc.	(c)481	1,152
Ricoh Co., Ltd.	54,000	1,250
Rohm Co., Ltd.	13,800	1,227
Sanken Electric Co., Ltd.	(c)14,000	136
Sanyo Electric Co., Ltd.	(a)(c)154,000	253
Sapporo Holdings Ltd.	(c)10,000	64
SBI E*Trade Securities Co., Ltd.	(c)196	209
Secom Co., Ltd.	15,200	717
Seiko Epson Corp.	(c)10,200	296
Sekisui Chemical Co., Ltd.	46,000	356
Sekisui House Ltd.	91,600	1,224
Seven & I Holdings Co., Ltd.	66,700	1,907
Sharp Corp.	(c)76,200	1,448
Shimachu Co., Ltd.	(c)5,500	148
Shimamura Co., Ltd.	(c)2,100	224
Shimano, Inc.	(c)9,000	309
Shimizu Corp.	(c)84,600	491
Shin-Etsu Chemical Co., Ltd.	35,396	2,533
Shinko Securities Co.	53,000	275
Shinsei Bank Ltd.	(c)164,000	663
Shionogi & Co., Ltd.	(c)23,000	375
Shiseido Co., Ltd.	(c)33,000	705
Shizuoka Bank Ltd. (The)	(c)60,000	609
Showa Denko K.K.	(c)57,000	206
Showa Shell Sekiyu K.K.	(c)14,900	185
SMC Corp.	6,000	799
Softbank Corp.	(c)84,700	1,830

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

		Value
	Shares	(000)
Japan (cont’d)
Sompo Japan Insurance, Inc.	77,000	$944
Sony Corp.	(c)64,697	3,326
Stanley Electric Co., Ltd.	(c)6,600	144
Sumitomo Bakelite Co., Ltd.	11,000	77
Sumitomo Chemical Co., Ltd.	(c)122,600	824
Sumitomo Corp.	99,900	1,826
Sumitomo Electric Industries Ltd.	(c)62,400	931
Sumitomo Heavy Industries Ltd.	40,000	454
Sumitomo Metal Industries Ltd.	259,000	1,527
Sumitomo Metal Mining Co., Ltd.	94,800	2,060
Sumitomo Mitsui Financial Group, Inc.	473	4,418
Sumitomo Realty & Development Co., Ltd.	34,000	1,110
Sumitomo Trust & Banking Co., Ltd. (The)	132,000	1,260
T&D Holdings, Inc.	21,300	1,441
Taiheiyo Cement Corp.	54,000	239
Taisei Corp.	(c)115,000	390
Taisho Pharmaceutical Co., Ltd.	(c)11,441	227
Taiyo Yuden Co., Ltd.	(c)7,000	162
Takara Holdings, Inc.	6,000	40
Takashimaya Co., Ltd.	(c)34,000	430
Takeda Pharmaceutical Co., Ltd.	68,900	4,454
Takefuji Corp.	(c)3,010	101
TDK Corp.	10,500	1,017
Teijin Ltd.	77,400	424
Terumo Corp.	18,000	696
THK Co., Ltd.	3,400	85
TIS, Inc.	(c)2,904	67
Tobu Railway Co., Ltd.	(c)83,400	377
Toho Co., Ltd.	6,300	114
Tohoku Electric Power Co., Inc.	(c)37,000	831
Tokyo Broadcasting System, Inc.	9,500	291
Tokyo Electric Power Co., Inc. (The)	91,800	2,953
Tokyo Electron Ltd.	20,900	1,541
Tokyo Gas Co., Ltd.	(c)191,600	909
Tokyo Tatemono Co., Ltd.	(c)26,000	325
Tokyu Corp.	(c)93,400	625
TonenGeneral Sekiyu K.K.	(c)30,000	293
Toppan Printing Co., Ltd.	(c)38,600	415
Toray Industries, Inc.	(c)107,100	792
Toshiba Corp.	(c)240,000	2,095
Tosoh Corp.	42,000	234
Toto Ltd.	(c)45,600	395
Toyo Seikan Kaisha Ltd.	17,300	334
Toyoba Co., Ltd.	5,000	14
Toyoda Gosei Co., Ltd.	(c)800	23
Toyota Industries Corp.	9,250	431
Toyota Motor Corp.	241,300	15,286
Trend Micro, Inc.	9,700	314
Uni-Charm Corp.	(c)3,600	204
Uniden Corp.	(c)5,000	37
UNY Co., Ltd.	10,000	119
Ushio, Inc.	(c)3,500	78
USS Co., Ltd.	2,850	182
Wacoal Holdings Corp.	(c)53	74
West Japan Railway Co.	34	$159
Yahoo! Japan Corp.	1,513	514
Yakult Honsha Co., Ltd.	(c)9,200	233
Yamada Denki Co., Ltd.	(c)10,110	1,058
Yamaha Corp.	(c)9,000	187
Yamaha Motor Co., Ltd.	3,000	87
Yamato Holdings Co., Ltd.	25,000	354
Yamazaki Baking Co., Ltd.	8,000	68
Yokogawa Electric Corp.	17,800	239
		236,057
Malaysia (0.1%)
IJM Corp. Bhd	303,900	735
Mexico (1.9%)
Alfa S.A.B. de C.V., Class A	34,500	272
America Movil S.A.B. de C.V., Class L ADR	2,357,300	7,279
Cemex S.A.B. de C.V.	(a)615,543	2,262
Coca-Cola Femsa S.A.B. de C.V.	14,500	64
Corp. GEO S.A.B. de C.V.	(a)131,100	720
Desarrolladora Homex S.A. de C.V. ADR	(a)(c)8,600	521
Fomento Economico Mexicano S.A.B. de C.V.	196,800	772
Grupo Carso S.A. de C.V., Class A1	77,700	301
Grupo Financiero Banorte S.A.B. de C.V., Class O	370,500	1,697
Grupo Mexico S.A.B. de C.V., Class B	109,200	671
Grupo Modelo S.A.B., Class C	54,400	296
Grupo Televisa S.A. ADR	217,900	1,204
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	51,500	224
Telefonos de Mexico S.A. de C.V.	1,252,500	2,373
Urbi Desarrollos Urbanos S.A. de C.V.	(a)85,400	393
Wal-Mart de Mexico S.A.B. de C.V., Series V	546,238	2,073
		21,122
Netherlands (2.9%)
ABN AMRO Holding N.V.	(c)134,735	6,209
Aegon N.V.	117,588	2,330
Akzo Nobel N.V.	15,671	1,357
ASML Holding N.V.	(a)34,809	966
Corio N.V. REIT	4,462	351
Fugro N.V.	2,904	185
Hagemeyer N.V.	4,613	24
Heineken N.V.	48,272	2,841
ING Groep N.V. CVA	89,586	3,976
Koninklijke DSM NV	(c)8,602	426
Koninklijke Philips Electronics N.V.	56,394	2,409
OCE N.V.	6,272	123
Reed Elsevier N.V.	29,077	556
Royal KPN N.V.	106,404	1,774
Royal Numico N.V.	9,003	469
SBM Offshore N.V.	(c)6,967	267
TNT N.V.	46,071	2,084
Unilever N.V. CVA	147,160	4,593
Wereldhave N.V. REIT	(c)1,818	255

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

		Value
	Shares	(000)
Netherlands (cont’d)
Wolters Kluwer N.V.	(c)16,172	$496
		31,691
New Zealand (0.0%)
Telecom Corp. of New Zealand Ltd.	(c)21,238	75
Norway (1.2%)
Acergy SA	22,300	507
Aker Kvaerner ASA	31,760	808
DNB NOR ASA	23,299	301
Norsk Hydro ASA	46,495	1,798
Norske Skogindustrier ASA	12,100	175
Ocean Rig ASA	(a)(c)11,400	85
Orkla ASA	(c)52,500	997
Prosafe SE	(c)19,440	311
SeaDrill Ltd.	(a)(c)40,000	863
Statoil ASA	(c)187,250	5,827
Tandberg ASA	(c)10,600	239
Telenor ASA	(a)44,200	867
TGS Nopec Geophysical Co. ASA	(a)22,100	453
Yara International ASA	12,719	384
		13,615
Philippines (0.3%)
Ayala Land, Inc.	2,723,760	1,031
Banco de Oro Universal Bank	77,535	116
Bank of Philippine Islands	43,260	64
Metropolitan Bank & Trust	153,200	237
Philippines Long Distance Telephone Co.	22,350	1,281
		2,729
Poland (0.6%)
Agora S.A.	5,609	85
Bank BPH S.A.	1,394	473
Bank Pekao S.A.	19,121	1,770
Bank Zachodni WBK S.A.	3,886	404
Grupa Kety S.A.	163	13
KGHM Polska Miedz S.A.	19,397	748
Polski Koncern Naftowy Orlen	(a)45,510	898
Powszechna Kasa Oszczednosci Bank Polski S.A.	56,862	1,120
Prokom Software S.A.	1,723	93
Telekomunikacja Polska S.A.	105,261	922
		6,526
Portugal (0.2%)
Banco Comercial Portugues S.A. (Registered)	118,222	663
Brisa-Auto Estradas de Portugal S.A.	(c)23,604	318
Energias de Portugal S.A.	(c)24,260	134
Portugal Telecom SGPS S.A. (Registered)	40,620	562
PT Multimedia SGPS S.A.	(c)1,488	24
		1,701
Russia (1.0%)
LUKOIL ADR	19,380	1,477
MMC Norilsk Nickel ADR	(c)10,348	2,297
Mobile Telesystems ADR	10,900	660
OAO Gazprom ADR (Registered)	63,818	$2,674
Polyus Gold Co. ADR	6,500	276
Sberbank GDR	1,135	555
Surgutneftegaz ADR	8,900	486
Surgutneftegaz ADR (Preference)	(c)4,300	284
Tatneft GDR	4,100	374
Unified Energy System GDR	(a)5,050	683
Vimpel-Communications ADR	5,700	601
Wimm-Bill-Dann Foods OJSC ADR	5,600	582
		10,949
Singapore (2.2%)
Ascendas REIT	158,000	303
CapitaLand Ltd.	(c)193,000	1,021
CapitaMall Trust REIT	140,500	387
Chartered Semiconductor Manufacturing Ltd.	(a)(c)227,000	200
City Developments Ltd.	(c)85,719	969
ComfortDelgro Corp. Ltd.	(c)304,477	434
Cosco Corp Singapore	132,000	322
Creative Technology Ltd.	(c)13,267	67
DBS Group Holdings Ltd.	171,612	2,556
Fraser & Neave, Ltd.	204,000	726
Jardine Cycle & Carriage Ltd.	27,034	277
K-REIT Asia	9,200	17
Keppel Corp Ltd	174,000	1,421
Keppel Land Ltd.	57,000	326
Neptune Orient Lines Ltd.	113,000	391
Overseas-Chinese Banking Corp.	387,712	2,318
Parkway Holdings Ltd.	(c)100,000	261
SembCorp Industries Ltd.	133,183	496
SembCorp Marine Ltd.	90,000	288
Singapore Airlines Ltd.	90,000	1,105
Singapore Exchange Ltd.	(c)123,539	791
Singapore Land Ltd.	37,000	276
Singapore Post Ltd.	243,000	202
Singapore Press Holdings Ltd.	244,028	740
Singapore Technologies Engineering Ltd.	214,296	504
Singapore Telecommunications Ltd.	1,641,015	3,645
STATS ChipPAC Ltd.	(a)(c)218,000	251
United Overseas Bank Ltd.	(c)178,389	2,564
UOL Group Ltd. (London Shares)	98,189	372
Venture Corp. Ltd.	41,444	425
		23,655
South Africa (0.1%)
MTN Group Ltd.	116,299	1,586
South Korea (0.6%)
Doosan Heavy Industries and Construction Co., Ltd.	14,470	1,388
LG Philips LCD Co., Ltd.	(a)51,040	2,270
Samsung Electronics Co., Ltd.	4,265	2,613
		6,271
Spain (2.1%)
Abertis Infraestructuras S.A.	(c)22,215	692
Acerinox S.A.	(c)13,440	330
Altadis S.A.	(c)14,776	984

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

		Value
	Shares	(000)
Spain (cont’d)
Antena 3 de Television S.A.	(c)3,197	$67
Banco Bilbao Vizcaya Argentaria S.A.	(c)129,993	3,202
Banco Popular Espanol S.A.	(c)36,192	677
Banco Santander Central Hispano S.A.	(c)242,641	4,496
Cintra Concesiones de Infraestructuras de Transporte S.A.	(c)10,671	170
Endesa S.A.	14,767	804
Gas Natural SDG S.A.	(c)21,191	1,294
Iberdrola S.A.	(c)31,111	1,749
Inditex S.A.	11,867	703
Indra Sistemas S.A.	(c)2,740	69
Metrovacesa S.A.	(c)1,164	129
Repsol YPF S.A.	(c)46,721	1,850
Sociedad General de Aguas de Barcelona S.A., Class A	(c)4,072	150
Telefonica S.A.	255,206	5,713
Union Fenosa S.A.	(c)3,021	162
		23,241
Sweden (2.2%)
Alfa Laval AB	1,250	76
Assa Abloy AB, Class B	(c)20,477	454
Atlas Copco AB, Class A	(c)92,696	1,559
Atlas Copco AB, Class B	24,594	388
Electrolux AB, Class B	12,800	305
Eniro AB	5,700	73
Fabege AB	5,031	56
Getinge AB, Class B	10,700	232
Hennes & Mauritz AB, Class B	20,050	1,192
Holmen AB, Class B	3,400	144
Husqvarna AB	16,639	237
Modern Times Group, Class B	(c)1,550	100
Nordea Bank AB	183,944	2,891
Sandvik AB	111,490	2,266
Scania AB, Class B	(c)26,400	648
Securitas AB, Class B	800	13
Securitas Direct AB	(a)800	2
Securitas Systems AB	(c)800	3
Skandinaviska Enskilda Banken AB, Class A	(c)30,666	995
Skanska AB, Class B	20,351	439
SKF AB, Class B	19,264	407
Ssab Svenskt Stal AB	12,150	502
Svenska Cellulosa AB, Class B	38,766	652
Svenska Handelsbanken, Class A	51,436	1,448
Swedish Match AB	25,700	498
Tele2 AB, Class B	(c)8,724	143
Telefonaktiebolaget LM Ericsson, Class B	1,014,842	4,075
TeliaSonera AB	91,487	675
Volvo AB, Class A	29,975	618
Volvo AB, Class B	145,025	2,905
Wihlborgs Fastigheter	1,320	23
		24,019
Switzerland (5.0%)
ABB Ltd. ADR	(c)41,600	940
ABB Ltd. (Registered)	121,224	2,759
Ciba Specialty Chemicals AG (Registered)	3,932	$257
Clariant AG (Registered)	(a)13,237	216
Compagnie Financiere Richemont AG, Class A	26,082	1,569
Credit Suisse Group (Registered)	70,321	5,029
Geberit AG (Registered)	2,430	416
Givaudan (Registered)	412	408
Holcim Ltd. (Registered)	13,545	1,473
Kudelski S.A.	2,842	100
Logitech International S.A.	(a)12,644	339
Lonza Group AG (Registered)	2,230	205
Merck Serono S.A., Class B	(a)317	286
Micronas Semiconductor Holding AG (Registered)	(a)(c)2,362	47
Nestle S.A. (Registered)	31,006	11,829
Nobel Biocare Holding AG	1,895	621
Novartis AG (Registered)	119,781	6,766
OC Oerlikon Corp. AG (Registered)	(a)(c)461	246
Roche Holding AG (Genusschein)	36,009	6,409
Schindler Holding AG	4,210	281
STMicroelectronics N.V.	49,380	959
Straumann Holding AG	(c)863	243
Sulzer AG (Registered)	39	51
Swatch Group AG (Registered)	3,443	196
Swatch Group AG, Class B	1,678	479
Swiss Reinsurance (Registered)	(c)27,606	2,529
Swisscom AG (Registered)	(c)1,210	415
Syngenta AG	6,254	1,225
Synthes, Inc.	4,017	483
UBS AG (Registered)	112,035	6,750
Zurich Financial Services AG (Registered)	2,952	916
		54,442
Taiwan (0.1%)
AU Optronics Corp. ADR	(c)83,294	1,433
Turkey (0.2%)
Akbank T.A.S.	66,101	368
Turkcell Iletisim Hizmetleri A.S.	234,512	1,581
Turkiye Is Bankasi	99,047	464
		2,413
United Kingdom (17.1%)
3I Group plc	13,108	307
Aegis Group plc	51,811	143
Amec plc	15,693	186
Amvescap plc	19,221	250
Anglo American plc	155,528	9,198
ARM Holdings plc	104,121	306
Arriva plc	7,994	111
AstraZeneca plc	77,238	4,161
Aviva plc	188,523	2,815
BAE Systems plc	223,581	1,818
Balfour Beatty plc	33,319	296
Barclays plc	365,068	5,102
Barratt Developments plc	10,060	201
BBA Group plc	29,049	159
Bellway plc	5,626	142
Berkeley Group Holdings plc	(a)4,737	169

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

		Value
	Shares	(000)
United Kingdom (cont’d)
BG Group plc	207,749	$3,427
BHP Billiton plc	(c)251,126	7,010
Biffa plc	32,703	178
BP plc	1,123,412	13,603
British Airways plc	(a)38,150	321
British American Tobacco plc	82,361	2,808
British Land Co. plc	23,539	633
British Sky Broadcasting plc	45,571	586
BT Group plc	504,558	3,369
Bunzl plc	28,375	396
Burberry Group plc	11,691	161
Cadbury Schweppes plc	122,237	1,669
Capita Group plc	8,063	118
Carnival plc	13,876	665
Centrica plc	187,854	1,466
Close Brothers Group plc	1,586	27
Cobham plc	85,494	349
Compass Group plc	167,416	1,162
CSR plc	(a)(c)9,333	147
Daily Mail & General Trust, Class A	12,876	198
Diageo plc	199,287	4,150
Drax Group plc	13,901	203
DSG International plc	77,930	248
Electrocomponents plc	39,366	210
Emap plc	8,964	148
EMI Group plc	33,919	183
Enterprise Inns plc	56,558	783
Experian Group Ltd.	33,018	417
Fiberweb plc	9,102	29
Firstgroup plc	26,030	349
FKI plc	7,577	19
Friends Provident plc	144,480	520
Galiform plc	(a)6,439	18
GKN plc	27,325	219
GlaxoSmithKline plc	288,515	7,561
Group 4 Securicor plc	13,896	59
Hammerson plc	12,932	372
Hanson plc	59,620	1,291
Hays plc	92,919	320
HBOS plc	228,247	4,517
Home Retail Group	33,004	304
HSBC Holdings plc	322,576	5,927
ICAP plc	5,916	59
IMI plc	30,958	370
Imperial Chemical Industries plc	87,529	1,093
Imperial Tobacco Group plc	34,960	1,620
Intercontinental Hotels Group plc	27,651	691
International Power plc	17,046	147
Invensys plc	(a)13,017	100
ITV plc	157,279	361
Johnson Matthey plc	12,027	409
J. Sainsbury plc	66,692	783
Kelda Group plc	37,329	157
Kelda Group, B Shares	28,715	543
Kesa Electricals plc	43,149	$273
Kingfisher plc	47,091	214
Ladbrokes plc	72,266	628
Land Securities Group plc	21,050	737
Legal & General Group plc	479,706	1,446
Liberty International plc	11,276	259
Lloyds TSB Group plc	405,477	4,527
LogicaCMG plc	56,838	173
London Stock Exchange plc	11,554	314
Lonmin plc	450	36
Man Group plc	62,137	760
Marks & Spencer Group plc	67,228	848
Meggitt plc	35,372	219
Michael Page International plc	22,308	235
Misys plc	29,380	138
Mitchells & Butlers plc	37,375	660
National Express Group plc	8,059	173
National Grid plc	208,740	3,094
Next plc	10,558	426
Northern Rock plc	9,767	170
Pearson plc	46,031	779
Persimmon plc	11,329	263
Provident Financial Group plc	17,569	248
Prudential plc	138,095	1,980
Punch Taverns plc	20,050	495
Rank Group plc	34,050	127
Reckitt Benckiser plc	60,597	3,328
Reed Elsevier plc	51,762	672
Rentokil Initial plc	22,066	71
Resolution plc	2,420	30
Reuters Group plc	60,790	756
Rexam plc	35,525	356
Rio Tinto plc	110,562	8,497
Rolls-Royce Group, B Shares	6,971,155	14
Rolls-Royce Group plc	(a)117,756	1,273
Royal Bank of Scotland Group plc	523,263	6,651
Royal Dutch Shell plc, Class A	228,907	9,350
Royal Dutch Shell plc, Class B	159,926	6,690
SABMiller plc	25,428	646
Sage Group plc	95,991	452
Schroders plc	1,515	39
Scottish & Newcastle plc	12,006	154
Scottish & Southern Energy plc	73,050	2,126
Serco Group plc	5,648	51
Severn Trent	21,832	606
Signet Group plc	242,569	507
Slough Estates plc	18,525	233
Smith & Nephew plc	48,277	600
Smiths Group plc	25,847	615
Stagecoach Group plc	20,194	74
Tate & Lyle plc	42,628	486
Taylor Woodrow plc	24,602	178
Tesco plc	374,938	3,151
TI Automotive Ltd., Class A	(d)(l)1,505	@—
Tomkins plc	66,611	348

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

		Value
	Shares	(000)
United Kingdom (cont’d)
Unilever plc	80,414	$2,608
United Business Media plc	10,472	167
United Utilities plc	15,318	218
Vodafone Group plc	3,238,391	10,912
Whitbread plc	15,655	556
William Hill plc	50,429	623
Wimpey George plc	16,446	166
Wolseley plc	39,504	954
WPP Group plc	40,150	604
Xstrata plc	81,363	4,880
Yell Group plc	26,153	243
		186,944
Total Common Stocks (Cost $678,712)		993,004

No. of
Rights
Rights (0.0%)
Hong Kong (0.0%)
New World Development Ltd., expiring 7/31/07	(a)107,833	@—
Japan (0.0%)
Dowa Mining Co., Ltd., expiring 1/29/10	(a)49,000	@—
Total Rights (Cost $@—)		@—

	Face
	Amount
	(000)
Short-Term Investments (22.6%)
Short-Term Debt Securities held as Collateral on Loaned Securities (18.4%)
AIG Match Funding Corp.,
5.30%, 7/17/07	$ (h)5,794	5,794
Alliance & Leicester plc,
5.33%, 7/9/07	(h)4,138	4,138
Anglo Irish Bank Corp. plc,
5.35%, 7/9/07	(p)2,015	2,015
Bancaja,
5.36%, 7/19/07	(h)2,069	2,069
Banco Bilbao Vizcaya Argentaria,
5.44%, 7/2/07	276	276
Bank of New York Co., Inc.,
5.32%, 7/10/07	(h)2,069	2,069
BASF AG,
5.36%, 10/22/07	(h)2,069	2,069
Bear Sterns & Co., Inc.,
5.38%, 7/16/07	(h)4,138	4,138
BNP Paribas plc,
5.35%, 8/20/07	(h)4,138	4,138
CAM US Finance S.A. Unipersonal,
5.36%, 7/3/07	(h)8,277	8,277
CIC, New York,
5.30%, 7/3/07	(h)2,897	2,897
CIT Group Holdings,
5.37%, 7/18/07	(h)7,449	7,449
Credit Suisse First Boston, New York,
5.32%, 7/2/07	$ (h)4,138	$4,138
Dexia Bank, New York,
5.32%, 7/2/07	(h)4,138	4,138
Dresdner Bank, London,
5.42%, 7/2/07	8,277	8,277
Ebbetts Funding, LLC,
5.32%, 7/17/07	(p)4,221	4,221
First Tennessee Bank,
5.33%, 7/17/07	(h)2,069	2,069
5.34%, 7/17/07	(h)8,276	8,276
Glitner Banki hf,
5.35%, 7/20/07	(h)4,165	4,165
Goldman Sachs Group, Inc.,
5.37%, 7/16/07	(h)2,069	2,069
5.50%, 7/2/07	(h)3,890	3,890
HSBC Finance Corp.,
5.33%, 7/6/07	(h)2,069	2,069
IBM Corp.,
5.29%, 7/9/07	(h)8,278	8,278
Macquarie Bank Ltd.,
5.34%, 7/3/07	(h)4,138	4,138
Marshall & Ilsley Bank,
5.37%, 12/17/07	4,150	4,150
Merrill Lynch & Co.,
5.45%, 7/2/07	(h)2,483	2,483
Metropolitan Life Global Funding Corp.,
5.31%, 7/23/07	(h)6,207	6,207
Natexis Banques Populaires, New York,
5.33%, 7/2/07	(h)4,138	4,138
National Australia Bank Ltd.,
5.31%, 7/9/07	(h)3,145	3,145
National City Bank, Cleveland,
5.32%, 7/2/07	(h)2,069	2,069
National Rural Utilities Cooperative Finance Corp.,
5.33%, 7/2/07	(h)8,277	8,277
Nationwide Building Society,
5.44%, 9/28/07	(h)4,800	4,800
National Bank of Canada,
5.31%, 7/2/07	(h)8,275	8,275
Norinchukin Bank, New York,
5.32%, 7/26/07	8,277	8,277
Old Line Funding,
5.32%, 7/24/07	(p)4,121	4,121
Rheingold Securitization,
5.32%, 7/16/07	(p)4,088	4,088
Scaldis Capital LLC,
5.34%, 7/20/07	(p)3,336	3,336
5.34%, 7/23/07	(p)2,061	2,061
Sheffield Receivable Corp.,
5.31%, 7/12/07	(p)10,300	10,300
Skandi, New York,
5.32%, 7/9/07	(h)4,138	4,138
Societe Generale, New York,
5.30%, 7/31/07	(h)9,930	9,930

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

	Face
	Amount	Value
	(000)	(000)
Short-Term Debt Securities held as Collateral on Loaned Securities (cont’d)
Ticonderoga Funding LLC,
5.34%, 7/25/07	$ (p)2,744	$2,744
Unicredito Delaware, Inc.,
5.33%, 7/16/07	(h)4,552	4,552
Unicredito Italiano Bank (Ireland) plc,
5.34%, 7/9/07	(h)2,897	2,897
		201,045

	Shares
Investment Company (4.2%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(o)45,925,735	45,926
Total Short-Term Investments (Cost $246,971)		246,971
Total Investments (113.6%) (Cost $925,683) — including $192,548 of Securities Loaned		1,239,975
Liabilities in Excess of Other Assets (-13.6%)		(148,101)
Net Assets (100%)		$1,091,874

(a)	Non-income producing security.
(c)	All or portion of security on loan at June 30, 2007.
(d)	Securities were valued at fair value — At June 30, 2007, the Portfolio held $2,873,000 of fair valued securities, representing 0.3% of net assets.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on June 30, 2007.
(l)	Security has been deemed illiquid at June 30, 2007.
(o)

See Note F to the financial statements regarding investment in Morgan Stanley Growth Fund, Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class and Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.

(p)	The rate shown is the effective yield at the date of purchase.
@	Value is less than $500.
ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
RNC	Non-Convertible Savings Shares

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
AUD	40	$34	7/3/07	USD	34	$34	$ @—
EUR	10,716	14,539	9/14/07	USD	14,321	14,321	(218)
EUR	5,791	7,857	9/14/07	USD	7,739	7,739	(118)
EUR	13,974	18,960	9/14/07	USD	18,684	18,684	(276)
EUR	590	799	7/3/07	USD	799	799	@—
GBP	3,160	6,339	9/14/07	USD	6,245	6,245	(94)
GBP	13	25	9/14/07	USD	25	25	@—
GBP	400	803	7/3/07	USD	803	803	@—
HKD	254,210	32,570	9/14/07	USD	32,598	32,598	28
HKD	700	90	7/3/07	USD	90	90	@—
JPY	199,605	1,637	9/14/07	USD	1,658	1,658	21
JPY	9,773,388	80,149	9/14/07	USD	81,180	81,180	1,031
JPY	394,748	3,237	9/14/07	USD	3,280	3,280	43
JPY	743,833	6,092	9/14/07	USD	6,175	6,175	83
JPY	85,000	690	7/3/07	USD	689	689	(1)
MXN	775	72	7/3/07	USD	72	72	@—
NOK	1,000	170	7/3/07	USD	170	170	@—
PLN	285	102	7/3/07	USD	102	102	@—
SEK	23,432	3,439	9/14/07	USD	3,425	3,425	(14)
SEK	425	62	7/3/07	USD	62	62	@—
SGD	100	65	7/3/07	USD	65	65	@—
TRY	650	495	7/3/07	USD	495	495	@—
USD	6,936	6,936	9/14/07	AUD	8,244	6,975	39
USD	21,400	21,400	9/14/07	AUD	25,431	21,517	117
USD	17,697	17,697	9//14/07	EUR	13,245	17,971	274
USD	6,232	6,232	9/14/07	EUR	4,664	6,328	96
USD	41,066	41,066	9/14/07	EUR	30,729	41,692	626
USD	11,447	11,447	9/14/07	EUR	8,561	11,615	168
USD	13,697	13,697	9/14/07	EUR	10,247	13,903	206
USD	6,118	6,118	9/14/07	EUR	4,579	6,212	94
USD	3,235	3,235	9/14/07	GBP	1,640	3,289	54
USD	1,095	1,095	9/14/07	GBP	555	1,114	19
USD	39,970	39,970	9/14/07	GBP	20,258	40,638	668
USD	5,589	5,589	9/14/07	HKD	43,590	5,585	(4)
USD	8,043	8,043	9/14/07	JPY	967,875	7,937	(106)
USD	9,953	9,953	9/14/07	JPY	1,197,280	9,818	(135)
USD	23,209	23,209	9/14/07	JPY	2,791,777	22,894	(315)
USD	14,853	14,853	9/14/07	JPY	1,788,188	14,664	(189)
USD	2,725	2,725	9/14/07	SEK	19,174	2,813	88
USD	3,423	3,423	9/14/07	SEK	24,065	3,531	108
USD	3,954	3,954	9/14/07	SGD	6,048	3,974	20
		$418,868				$421,181	$2,313

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

AUD	— Australian Dollar
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
USD	— United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
CAC 40 Index
(France)	116	$9,531	Jul-07	$176
DAX Index
(Germany)	127	34,715	Sep-07	736
MSCI Index
(Singapore)	81	4,608	Jul-07	(115)
Nikkei 225 Index
(Japan)	63	9,292	Sep-07	59
SPI 200
(Australia)	37	4,923	Sep-07	(64)
TOPIX Index
(Japan)	165	23,787	Sep-07	(32)
				$760

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*	Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments

Emerging Markets Portfolio

		Value
	Shares	(000)
Common Stocks (97.6%)
Argentina (0.9%)
Banco Macro S.A. ADR	309,600	$10,177
Tenaris S.A. ADR	305,495	14,957
		25,134
Austria (0.9%)
Erste Bank der Oesterreichischen Sparkassen AG	153,736	12,027
Raiffeisen International Bank Holding AG	(c)82,855	13,199
		25,226
Brazil (12.7%)
All America Latina Logistica S.A.	1,245,952	16,962
Banco Bradesco S.A. ADR	437,433	10,547
Banco Itau Holding Financeira S.A. ADR	499,373	22,192
Banco Itau Holding Financeira S.A. (Preference)	344,332	15,289
Banco Nacional S.A. (Preference)	(a)(d)(l)295,998,880	@—
Cia Energetica de Minas Gerais S.A. ADR	1,343,582	28,350
CVRD ADR	2,552,275	96,221
CVRD, Class A (Preference)	28,042	1,049
Cyrela Brazil Realty S.A.	975,373	12,105
Gafisa S.A. ADR	(a)117,500	3,666
Gerdau S.A. ADR	428,768	11,028
Gerdau S.A. (Preference)	390,250	10,022
Investimentos Itau S.A. (Preference)	2,414,912	15,010
NET Servicos de Comunicacao S.A. (Preference)	(a)786,952	12,993
Petrobras S.A. (Preference)	509,136	13,593
Petrobras S.A. ADR	164,605	17,560
Tam S.A. ADR	585,781	19,389
Unibanco	377,442	4,277
Unibanco GDR	320,759	36,204
Usinas Siderurgicas de Minas Gerais S.A.	143,532	9,457
Usinas Siderurgicas de Minas Gerais S.A., Class A (Preference)	110,809	6,313
		362,227
China/Hong Kong (14.5%)
Air China Ltd., Class H	(c)20,998,000	16,032
Bank of China Ltd., Class H	(a)(c)42,452,000	21,065
China Coal Energy Co.	(a)(c)22,534,000	33,776
China Communications Construction Co., Ltd., Class H	11,197,000	20,048
China Construction Bank, Class H	(c)74,750,000	51,432
China Life Insurance Co., Ltd.	443,000	1,592
China Merchants Bank Co., Ltd., Class H	4,595,000	13,986
China Mobile Ltd.	(c)4,220,000	45,307
China Power International Development Ltd.	(c)18,354,000	10,023
China Resources Power Holdings Co.	7,747,000	18,488
China Shipping Development Co., Ltd., Class H	(c)8,628,000	19,950
CNOOC Ltd.	14,903,000	16,887
COSCO Pacific Ltd.	(c)5,662,000	14,844
Dongfeng Motor Group Co., Ltd., Class H	26,531,000	$14,115
GOME Electrical Appliances Holdings Ltd.	(c)12,193,000	18,681
Harbin Power Equipment, Class H	(c)10,332,000	15,618
Maanshan Iron & Steel, Class H	(c)21,137,000	16,490
Moulin Global Eyecare Holdings Ltd.	(a)(d)(l)2,150,000	@—
PetroChina Co., Ltd., Class H	11,192,000	16,489
PICC Property & Casualty Co., Ltd.	(a)(c)20,704,000	16,867
Ping An Insurance Group Co. of China Ltd., Class H	(c)2,422,000	17,114
Shenzhen Investment Ltd.	17,985,000	13,617
		412,421
Czech Republic (1.5%)
Central European Media Enterprises Ltd.	(a)225,700	22,024
CEZ A.S.	259,857	13,404
Zentiva N.V.	94,356	6,403
		41,831
Egypt (0.8%)
El Sewedy Cables Holding Co.	(a)626,269	9,000
Orascom Telecom Holding SAE	214,905	2,744
Orascom Telecom Holding SAE GDR	191,789	12,409
		24,153
Hungary (1.3%)
OTP Bank Nyrt	661,362	38,413
India (8.5%)
Aban Offshore Ltd.	150,000	11,085
ABB Ltd. India	670,410	18,022
Bharat Heavy Electricals Ltd.	469,790	17,749
Bharti Airtel Ltd.	(a)(d)1,327,273	27,394
Cipla Ltd.	755,412	3,863
Container Corp. of India	125,919	7,222
Deccan Chronicle Holdings Ltd.	1,922,720	11,397
Glenmark Pharmaceuticals Ltd.	629,700	10,165
GVK Power & Infrastructure Ltd.	553,344	6,614
HCL Technologies Ltd.	1,425,900	12,049
HDFC Bank Ltd.	389,900	10,984
ICICI Bank Ltd.	(d)477,000	11,458
ICICI Bank Ltd. ADR	197,700	9,717
Infosys Technologies Ltd.	537,272	25,462
Infosys Technologies Ltd. ADR	122,000	6,146
ITC Ltd.	596,000	2,265
ITC Ltd. GDR (Registered)	551,000	2,075
Maruti Udyog Ltd.	473,000	8,647
Reliance Communication Ltd.	(a)760,500	9,668
Reliance Industries Ltd.	392,700	16,406
UTI Bank Ltd.	948,400	14,108
		242,496
Indonesia (2.9%)
Astra International Tbk PT	6,763,000	12,650
Bank Central Asia Tbk PT	14,327,500	8,642
Bank Mandiri Persero Tbk PT	13,108,000	4,534
Bank Rakyat Indonesia Tbk PT	14,372,500	9,147
Indocement Tunggal Prakarsa Tbk PT	43,500	30

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Portfolio

		Value
	Shares	(000)
Indonesia (cont’d)
Indofood Sukses Makmur Tbk PT	21,031,000	$4,714
International Nickel Indonesia Tbk PT	2,245,000	13,790
Tambang Batubara Bukit Asam Tbk PT	14,294,500	10,363
Telekomunikasi Indonesia Tbk PT	8,905,000	9,708
United Tractors Tbk PT	8,821,000	8,055
		81,633
Malaysia (0.8%)
IOI Corp. Bhd	7,199,000	10,843
Kuala Lumpur Kepong Bhd	1,686,000	6,299
Public Bank Bhd (Foreign)	1,735,600	5,002
YTL Corp. Bhd	644,000	1,539
		23,683
Mexico (8.7%)
America Movil S.A.B. de C.V., Class L ADR	1,323,118	81,941
Cemex S.A.B. de C.V. ADR	(a)1,161,778	42,870
Corp. GEO S.A.B. de C.V.	(a)2,191,314	12,038
Grupo Financiero Banorte S.A.B. de C.V., Class O	3,534,100	16,186
Grupo Televisa S.A. ADR	1,585,431	43,774
Urbi Desarrollos Urbanos S.A. de C.V.	(a)1,829,300	8,424
Wal-Mart de Mexico S.A.B. de C.V. ADR	303,243	11,520
Wal-Mart de Mexico S.A.B. de C.V., Series V	8,537,938	32,402
		249,155
Morocco (0.4%)
Douja Promotion Groupe Addoha S.A.	(a)30,000	10,083
Oman (0.5%)
Bank Muscat SAOG (Registered)	1,021,658	14,610
Pakistan (0.3%)
Oil & Gas Development Co., Ltd.	3,697,420	7,325
Philippines (0.4%)
Ayala Corp.	562,332	6,626
Philippines Long Distance Telephone Co.	98,530	5,646
		12,272
Poland (4.5%)
Bank Handlowy W Warszawie S.A.	389,876	17,489
Bank Millennium S.A.	4,504,470	20,965
Bank Pekao S.A.	307,620	28,470
Bank Zachodni WBK S.A.	142,115	14,790
Budimex S.A.	(a)106,274	4,767
KGHM Polska Miedz S.A.	242,855	9,369
Multimedia Polska S.A.	(a)1,301,960	5,504
PBG S.A.	(a)31,821	4,316
Polimex Mostostal S.A.	42,341	4,254
TVN S.A.	2,285,484	18,535
		128,459
Russia (11.7%)
Alliance Cellulose Ltd.	(d)(l)592,359	@—
CTC Media, Inc.	(a)1,044,880	28,358
Evraz Group S.A. GDR	502,341	20,621
LUKOIL ADR	394,283	30,044
Mechel ADR	391,868	$14,315
MMC Norilsk Nickel ADR	179,721	39,898
OAO Gazprom ADR	1,015,000	42,529
OAO Gazprom ADR (Registered)	84,700	3,549
Sberbank	8,800	34,221
Sberbank GDR	(a)68,014	33,274
TMK OAO GDR	(e)457,008	16,676
TMK OAO GDR (Registered)	(c)153,669	5,606
Unified Energy System GDR	(a)249,317	33,720
Wimm-Bill-Dann Foods OJSC ADR	295,819	30,768
		333,579
South Africa (5.8%)
Barloworld Ltd.	549,454	15,315
Group Five Ltd.	1,438,200	11,070
Harmony Gold Mining Co., Ltd. ADR	(a)1	@—
Massmart Holdings Ltd.	1,626,618	19,862
Mittal Steel South Africa Ltd.	880,600	15,874
Mr Price Group Ltd.	3,257,600	12,542
MTN Group Ltd.	3,723,900	50,794
Murray & Roberts Holdings Ltd.	1,370,823	12,413
Naspers Ltd., Class N	750,465	19,326
Woolworths Holdings Ltd.	3,071,300	9,300
		166,496
South Korea (12.0%)
Amorepacific Corp.	15,995	12,673
Cheil Communications, Inc.	33,785	10,404
Cheil Industries, Inc.	228,020	10,959
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	122,870	6,956
Doosan Infracore Co., Ltd.	380,240	12,759
GS Engineering & Construction Corp.	151,020	18,063
Honam Petrochemical Corp.	4,957	495
Hyundai Engineering & Construction Co., Ltd.	(a)142,010	10,391
Hyundai Heavy Industries	81,227	30,333
Hyundai Mipo Dockyard	93,975	26,142
Kookmin Bank	103,832	9,115
Korea Exchange Bank	837,950	12,472
LG Chemical Ltd.	93,556	7,909
LG Electronics, Inc.	221,600	18,326
LG Petrochemical Co., Ltd.	33,865	1,322
LG Philips LCD Co., Ltd.	(a)289,580	12,883
NHN Corp.	(a)116,325	21,216
Orion Corp.	45,230	13,513
Samsung Electronics Co., Ltd.	12,660	7,756
Samsung Electronics Co., Ltd. (Preference)	19,635	9,192
Samsung Fire & Marine Insurance Co., Ltd.	64,080	12,346
Shinhan Financial Group Co., Ltd.	517,700	31,493
Shinsegae Co., Ltd.	21,446	13,975
SSCP Co., Ltd.	(a)161,870	5,169
Woongjin Coway Co., Ltd.	520,850	17,646
Woori Finance Holdings Co., Ltd.	341,240	8,643
		342,151

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Portfolio

		Value
	Shares	(000)
Taiwan (6.8%)
Advanced Semiconductor Engineering, Inc.	(a)7,141,000	$9,723
Asustek Computer, Inc.	3,086,000	8,488
AU Optronics Corp. ADR	21,221,000	36,158
Cathay Financial Holding Co., Ltd.	4,885,903	11,670
Delta Electronics, Inc.	(a)1,507,192	5,939
Eternal Chemical Co., Ltd.	7,596,000	12,042
Evergreen Marine Corp. Taiwan Ltd.	4,827,000	3,195
Everlight Electronics Co., Ltd.	1,429,400	5,110
Far Eastern Textilie Co., Ltd.	1,616,500	1,655
Foxconn Technology Co., Ltd.	1,730,000	20,792
High Tech Computer Corp.	509,000	9,091
InnoLux Display Corp.	(a)3,697,000	15,298
MediaTek, Inc.	1,256,100	19,568
Siliconware Precision Industries Co.	3,186,000	6,766
Tripod Technology Corp.	1,761,680	8,978
TXC Corp.	2,191,000	4,733
Yang Ming Marine Transport Corp.	20,173,000	15,652
		194,858
Turkey (1.7%)
Aksigorta A.S.	1,410,000	8,487
BIM Birlesik Magazalar A.S.	231,007	15,312
Coca-Cola Icecek A.S.	412,076	3,108
Turkiye Garanti Bankasi A.S.	3,671,366	20,560
Yapi ve Kredi Bankasi A.S.	(a)28	@—
		47,467
United Kingdom (0.0%)
Anglo American plc	1	@—
Total Common Stocks (Cost $1,939,308)		2,783,672
Preferred Stock (0.5%)
South Africa (0.5%)
Allied Electronics Corp., Ltd. (Cost $12,778)	2,086,495	14,392
Investment Companies (0.8%)
India (0.7%)
Morgan Stanley Growth Fund	(o)17,282,900	20,040
Romania (0.1%)
SIF Banat Crisana S.A.	220,000	369
SIF Moldova S.A.	632,500	1,014
SIF Transilvania Brasov S.A.	(a)760,000	978
SIF Muntenia Bucuresti S.A.	331,700	408
SIF Oltenia Craiova S.A.	427,500	797
		3,566
Total Investment Companies (Cost $6,967)		23,606

	Face
	Amount
	(000)
Short-Term Investments (7.9%)
Short-Term Debt Securities held as Collateral on Loaned Securities (6.2%)
AIG Match Funding Corp.,
5.30%, 7/17/07	$ (h)5,090	5,090
Alliance & Leicester plc,
5.33%, 7/9/07	$ (h)3,635	$3,635
Anglo Irish Bank Corp. plc,
5.35%, 7/9/07	(p)1,770	1,770
Bancaja,
5.36%, 7/19/07	(h)1,818	1,818
Banco Bilbao Vizcaya Argentaria,
5.44%, 7/2/07	243	243
Bank of New York Co., Inc.,
5.32%, 7/10/07	(h)1,818	1,818
BASF AG,
5.36%, 10/22/07	(h)1,818	1,818
Bear Sterns & Co., Inc.,
5.38%, 7/16/07	(h)3,635	3,635
BNP Paribas plc,
5.35%, 8/20/07	(h)3,635	3,635
CAM US Finance S.A. Unipersonal,
5.36%, 7/3/07	(h)7,271	7,271
CIC, New York,
5.30%, 7/3/07	(h)2,545	2,545
CIT Group Holdings,
5.37%, 7/18/07	(h)6,544	6,544
Credit Suisse First Boston, New York,
5.32%, 7/2/07	(h)3,635	3,635
Dexia Bank, New York,
5.32%, 7/2/07	(h)3,635	3,635
Dresdner Bank, London,
5.42%, 7/2/07	7,271	7,271
Ebbetts Funding, LLC,
5.32%, 7/17/07	(p)3,708	3,708
First Tennessee Bank,
5.33%, 7/17/07	(h)1,818	1,818
5.34%, 7/17/07	(h)7,270	7,270
Glitner Banki hf,
5.35%, 7/20/07	(h)3,659	3,659
Goldman Sachs Group, Inc.,
5.37%, 7/16/07	(h)1,818	1,818
5.50%, 7/2/07	(h)3,417	3,417
HSBC Finance Corp.,
5.33%, 7/6/07	(h)1,818	1,818
IBM Corp.,
5.29%, 7/9/07	(h)7,272	7,272
Macquarie Bank Ltd.,
5.34%, 7/3/07	(h)3,635	3,635
Marshall & Ilsley Bank,
5.37%, 12/17/07	3,645	3,645
Merrill Lynch & Co.,
5.45%, 7/2/07	(h)2,181	2,181
Metropolitan Life Global Funding Corp.,
5.31%, 7/23/07	(h)5,453	5,453
Natexis Banques Populaires, New York,
5.33%, 7/2/07	(h)3,635	3,635
National Australia Bank Ltd.,
5.31%, 7/9/07	(h)2,763	2,763

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Portfolio

	Face
	Amount	Value
	(000)	(000)
Short-Term Debt Securities held as Collateral on Loaned Securities (cont’d)
National City Bank, Cleveland,
5.32%, 7/2/07	$ (h)1,818	$1,818
National Rural Utilities Cooperative Finance Corp.,
5.33%, 7/2/07	(h)7,271	7,271
Nationwide Building Society,
5.44%, 9/28/07	(h)4,217	4,217
National Bank of Canada,
5.31%, 7/2/07	(h)7,269	7,269
Norinchukin Bank, New York,
5.32%, 7/26/07	7,271	7,271
Old Line Funding,
5.32%, 7/24/07	(p)3,620	3,620
Rheingold Securitization,
5.32%, 7/16/07	(p)3,591	3,591
Scaldis Capital LLC,
5.34%, 7/20/07	(p)2,930	2,930
5.34%, 7/23/07	(p)1,810	1,810
Sheffield Receivable Corp.,
5.31%, 7/12/07	(p)9,048	9,048
Skandi, New York,
5.32%, 7/9/07	(h)3,635	3,635
Societe Generale, New York,
5.30%, 7/31/07	(h)8,724	8,724
Ticonderoga Funding LLC,
5.34%, 7/25/07	(p)2,410	2,410
Unicredito Delaware, Inc.,
5.33%, 7/16/07	(h)3,999	3,999
Unicredito Italiano Bank (Ireland) plc,
5.34%, 7/9/07	(h)2,545	2,545
		176,613

	Shares
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(o)46,805,771	46,806
Total Short-Term Investments (Cost $223,419)		223,419
Total Investments (106.8%) (Cost $2,182,472) — including $168,814 of Securities Loaned		3,045,089
Liabilities in Excess of Other Assets (-6.8%)		(193,169)
Net Assets (100%)		$2,851,920

(a)	Non-income producing security.
(c)	All or portion of security on loan at June 30, 2007.
(d)	Securities were valued at fair value — At June 30, 2007, the Portfolio held $38,852,000 of fair valued securities, representing 1.4% of net assets.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be illiquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2007.
(l)	Security has been deemed illiquid at June 30, 2007.
(o)

See Note F to the financial statements regarding investment in Morgan Stanley Growth Fund, Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class and Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.

(p)	The rate shown is the effective yield at the date of purchase.
@	Value is less than $500.
ADR	American Depositary Receipt

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
CZK	23,296	$1,096	7/2/07	USD	1,095	$1,095	$(1)
CZK	16,988	799	7/3/07	USD	796	796	(3)
CZK	79,702	3,753	7/9/07	USD	3,753	3,753	@—
IDR	4,168,788	462	7/2/07	USD	461	461	(1)
PLN	2,723	977	7/3/07	USD	971	971	(6)
PLN	1,741	625	7/5/07	USD	625	625	@—
TRY	484	369	7/2/07	USD	369	369	@—
USD	430	430	7/2/07	IDR	3,889,602	431	1
USD	138	138	7/2/07	MYR	477	138	@—
USD	3,412	3,412	7/2/07	PLN	9,590	3,441	29
USD	237	237	7/3/07	PLN	661	237	@—
USD	841	841	7/3/07	RON	1,973	855	14
USD	2,713	2,713	7/3/07	RON	6,258	2,712	(1)
ZAR	388,917	54,717	8/16/07	USD	55,569	55,569	852
		$70,569				$71,453	$884

CZK	— Czech Koruna
IDR	— Indonesian Rupiah
MYR	— Malaysian Ringgit
PLN	— Polish Zloty
RON	— Romanian Lei
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*	Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments

Global Franchise Portfolio

		Value
	Shares	(000)
Common Stocks (97.0%)
Finland (3.5%)
Kone Oyj, Class B	80,534	$5,097
France (7.5%)
Groupe Danone	43,314	3,519
Pernod-Ricard S.A.	17,828	3,956
Sanofi-Aventis S.A.	44,516	3,621
		11,096
Ireland (2.4%)
C&C Group plc	260,390	3,517
Japan (2.1%)
Kao Corp.	117,000	3,031
Netherlands (7.6%)
Reed Elsevier N.V.	183,670	3,515
Royal Numico N.V.	32,848	1,713
Wolters Kluwer N.V.	191,856	5,882
		11,110
Spain (3.5%)
Altadis S.A.	77,023	5,129
Sweden (3.6%)
Swedish Match AB	272,943	5,288
Switzerland (4.6%)
Nestle S.A. (Registered)	9,016	3,440
Novartis AG (Registered)	57,807	3,265
		6,705
United Kingdom (34.4%)
British American Tobacco plc	348,924	11,897
Cadbury Schweppes plc	548,222	7,486
Diageo plc	170,968	3,560
GlaxoSmithKline plc	155,339	4,071
Imperial Tobacco Group plc	140,156	6,493
Reckitt Benckiser plc	119,754	6,577
SMG plc	673,377	696
Unilever plc	146,675	4,757
WPP Group plc	335,295	5,040
		50,577
United States (27.8%)
Altria Group, Inc.	93,734	6,574
Brown-Forman Corp., Class B	46,094	3,369
Career Education Corp.	(a)103,360	3,490
Fortune Brands, Inc.	54,068	4,454
Harley-Davidson, Inc.	52,059	3,103
Kellogg Co.	72,886	3,775
Kimberly-Clark Corp.	46,836	3,133
New York Times Co. (The), Class A	109,614	2,784
Pfizer, Inc.	211,198	5,400
Scotts Miracle-Gro Co. (The), Class A	76,806	3,298
Weight Watchers International, Inc.	28,558	1,452
		40,832
Total Common Stocks (Cost $101,193)		142,382
Short-Term Investment (0.5%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class (Cost $734)	(o)733,530	$734
Total Investments (97.5%) (Cost $101,927)		143,116
Other Assets in Excess of Liabilities (2.5%)		3,719
Net Assets (100%)		$146,835

(a)	Non-income producing security.
(o)

See Note F to the financial statements regarding investment in Morgan Stanley Growth Fund, Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class and Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	20	$26	7/2/07	USD	26	$26	$ @—
GBP	1,166	2,341	7/2/07	USD	2,334	2,334	(7)
GBP	116	233	7/3/07	USD	232	232	(1)
GBP	11,000	22,084	7/24/07	USD	22,015	22,015	(69)
GBP	1,220	2,449	7/24/07	USD	2,443	2,443	(6)
USD	140	140	7/3/07	EUR	104	140	@—
		$27,273				$27,191	$(83)

EUR	— Euro
GBP	— British Pound
USD	— United States Dollar
@	Value is less than $500.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Global Franchise Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*	Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments

Global Real Estate Portfolio

		Value
	Shares	(000)
Common Stocks (97.5%)
Australia (8.4%)
Centro Properties Group	285,900	$2,060
CFS Retail Property Trust	1,223,800	2,231
CFS Retail Property Trust (New)	(a)94,308	172
DB RREEF Trust	1,520,500	2,533
GPT Group	901,271	3,561
Investa Property Group	134,600	333
Macquarie CountryWide Trust	648,400	1,110
Macquarie Goodman Group	770,950	4,392
Mirvac Group	344,244	1,664
Stockland Trust Group (New)	779,500	5,386
Westfield Group	995,100	16,839
Westfield Group (New)	(a)17,715	296
		40,577
Austria (0.7%)
Conwert Immobilien Invest AG	(a)60,658	1,174
Immoeast Immobilien Anlagen AG	(a)43,266	613
IMMOFINANZ Immobilien Anlagen AG	(a)107,324	1,570
		3,357
Canada (0.2%)
Legacy Hotels REIT	88,225	986
Finland (0.3%)
Sponda Oyj	106,371	1,551
France (3.2%)
Fonciere Des Regions REIT	6,079	893
Gecina S.A. REIT	7,477	1,255
Klepierre REIT	7,698	1,312
Silic REIT	6,590	1,066
Unibail-Rodamco REIT	41,439	10,664
		15,190
Germany (0.4%)
Alstria Office AG	(a)40,935	829
IVG Immobilien AG	23,347	914
		1,743
Hong Kong (10.8%)
Champion REIT	1,553,000	890
China Overseas Land & Investment Ltd.	1,250,000	1,951
China Resources Land Ltd.	478,000	723
Guangzhou R&F Properties Co., Ltd.	627,200	1,921
Hang Lung Properties Ltd.	1,089,000	3,753
Henderson Land Development Co., Ltd.	722,000	4,917
Hongkong & Shanghai Hotels (The)	339,000	599
Hongkong Land Holdings Ltd.	2,105,000	9,472
Hysan Development Co., Ltd.	1,051,823	2,798
Kerry Properties Ltd.	354,000	2,223
KWG Property Holdings Ltd.	(a)26,000	24
New World China Land Ltd.	824,400	701
New World Development Ltd.	2,138,000	5,348
Shui On Land Ltd.	574,000	515
Sino Land Co.	333,864	695
Sun Hung Kai Properties Ltd.	1,011,000	12,167
Swire Pacific Ltd., Class A	196,000	$2,178
Wharf Holdings Ltd.	329,000	1,315
		52,190
Italy (0.9%)
Aedes S.p.A.	51,194	384
Beni Stabili S.p.A.	1,628,773	2,383
Risanamento S.p.A.	(a)191,152	1,411
		4,178
Japan (15.2%)
Aeon Mall Co., Ltd.	16,700	514
BLife Investment Corp. REIT	85	485
Daibiru Corp.	58,000	806
Goldcrest Co., Ltd.	20,380	1,044
Japan Hotel and Resort, Inc. REIT	146	796
KK DaVinci Advisors	(a)1,087	953
Mitsubishi Estate Co., Ltd.	768,000	20,896
Mitsui Fudosan Co., Ltd.	617,000	17,339
Mori Hills Investment Corp. REIT	84	825
Mori Trust Sogo Reit, Inc. REIT	45	512
Nippon Building Fund, Inc. REIT	285	3,958
Nomura Real Estate Holdings, Inc.	17,000	554
Nomura Real Estate Office Fund, Inc. REIT	116	1,253
NTT Urban Development Corp.	1,503	2,917
Sumitomo Realty & Development Co., Ltd.	457,000	14,921
TOC Co., Ltd.	77,000	794
Tokyo Tatemono Co., Ltd.	149,000	1,860
Tokyu Land Corp.	245,000	2,613
		73,040
Netherlands (1.1%)
Corio N.V.	13,798	1,086
Eurocommercial Properties N.V.	45,201	2,344
ProLogis European Properties	54,069	948
Vastned Retail N.V. REIT	4,716	413
Wereldhave N.V.	3,533	495
		5,286
Singapore (4.6%)
Ascott Group Ltd. (The)	40,000	48
CapitaCommercial Trust REIT	847,000	1,621
CapitaLand Ltd.	824,000	4,360
CapitaMall Trust REIT	640,000	1,764
CapitaRetail China Trust REIT	(a)369,100	762
K-REIT Asia REIT	85,000	159
Keppel Land Ltd.	244,000	1,395
Macquarie MEAG Prime REIT	2,683,000	2,173
Mandarin Oriental International Ltd.	374,000	834
Singapore Land Ltd.	91,000	678
Suntec REIT	1,216,000	1,541
United Industrial Corp., Ltd.	2,217,000	5,069
Wheelock Properties S Ltd.	820,000	1,854
		22,258

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Global Real Estate Portfolio

		Value
	Shares	(000)
Sweden (0.8%)
Castellum AB	93,088	$1,126
Fabege AB	22,466	248
Hufvudstaden AB, Class A	196,654	2,272
		3,646
Switzerland (0.3%)
Allreal Holding AG	2,193	246
PSP Swiss Property AG	(a)23,341	1,311
		1,557
United Kingdom (11.6%)
Big Yellow Group plc	62,740	663
British Land Co. plc	398,157	10,714
Brixton Estate plc	317,388	2,795
Capital & Regional Properties plc	98,308	2,296
Derwent Valley Holdings plc	88,846	3,274
Grainger Trust plc	78,570	891
Great Portland Estates plc	194,071	2,582
Hammerson plc	141,154	4,065
Invista Foundation Property Trust Ltd.	204,398	488
Land Securities Group plc	329,488	11,532
Liberty International plc	150,973	3,471
Minerva plc	(a)323,596	2,297
Quintain Estates & Development plc	133,675	2,175
Segro plc	305,785	3,838
Shaftesbury plc	207,000	2,452
Unite Group plc	251,377	2,032
		55,565
United States (39.0%)
Acadia Realty Trust REIT	60,647	1,574
AMB Property Corp. REIT	76,813	4,088
American Campus Communities, Inc.	10,847	307
Apartment Investment & Management Co. REIT	9,384	473
Archstone-Smith Trust REIT	90,932	5,375
Assisted Living Concepts, Inc.	(a)95,230	1,014
AvalonBay Communities, Inc. REIT	61,411	7,301
Boston Properties, Inc. REIT	97,018	9,908
Brandywine Realty Trust REIT	100,702	2,878
BRE Properties, Inc. REIT	59,670	3,538
Brookfield Homes Corp.	5,522	161
Brookfield Properties Corp.	438,723	10,665
Camden Property Trust REIT	39,765	2,663
Cedar Shopping Centers, Inc. REIT	23,726	340
Cogdell Spencer, Inc. REIT	4,720	97
Colonial Properties Trust REIT	17,870	651
DCT Industrial Trust, Inc. REIT	30,125	324
DiamondRock Hospitality Co. REIT	27,625	527
Douglas Emmett, Inc. REIT	43,310	1,072
Duke Realty Corp.	4,280	153
Eastgroup Properties, Inc. REIT	25,685	1,126
Equity One, Inc. REIT	7,465	191
Equity Lifestyle Properties, Inc.REIT	(a)23,755	1,240
Equity Residential REIT	300,396	13,707
Essex Property Trust, Inc. REIT	26,494	3,081
Federal Realty Investment Trust REIT	67,813	5,239
Forest City Enterprises, Inc., Class A	41,216	2,534
Gaylord Entertainment Co.	(a)4,296	$230
General Growth Properties, Inc. REIT	102,858	5,446
GMH Communities Trust REIT	3,190	31
Health Care Property Investors, Inc. REIT	22,303	645
Healthcare Realty Trust, Inc. REIT	133,050	3,696
Hersha Hospitality Trust REIT	42,611	504
Highwoods Properties, Inc. REIT	9,547	358
Hilton Hotels Corp.	130,818	4,378
Host Hotels & Resorts, Inc. REIT	476,096	11,007
Kilroy Realty Corp. REIT	30,085	2,131
LaSalle Hotel Properties REIT	33,280	1,445
Liberty Property Trust REIT	62,955	2,766
Macerich Co. (The) REIT	71,980	5,933
Mack-Cali Realty Corp. REIT	141,329	6,146
Maguire Properties, Inc. REIT	28,570	981
Manor Care, Inc.	2,570	168
Mid-America Apartment Communities, Inc. REIT	37,085	1,946
Morgans Hotel Group Co.	(a)26,963	657
Parkway Properties, Inc. REIT	1,162	56
Plum Creek Timber Co., Inc. REIT	25,560	1,065
Post Properties, Inc. REIT	43,379	2,261
ProLogis REIT	38,416	2,186
PS Business Parks, Inc. REIT	4,035	256
Public Storage, Inc. REIT	66,544	5,112
Ramco-Gershenson Properties Trust REIT	11,855	426
Regency Centers Corp. REIT	84,100	5,929
Republic Property Trust REIT	11,726	144
Senior Housing Properties Trust REIT	44,806	912
Simon Property Group, Inc. REIT	169,085	15,732
SL Green Realty Corp. REIT	24,817	3,075
Sovran Self Storage, Inc. REIT	38,317	1,845
Starwood Hotels & Resorts Worldwide, Inc.	120,726	8,097
Strategic Hotels & Resorts, Inc. REIT	103,850	2,336
Sunstone Hotel Investors, Inc. REIT	9,610	273
Taubman Centers, Inc. REIT	18,635	924
Tenet Healthcare Corp.	(a)59,349	386
UDR, Inc. REIT	14,195	373
Universal Health Realty Income Trust REIT	4,887	163
Vornado Realty Trust REIT	65,250	7,167
		187,413
Total Common Stocks (Cost $463,792)		468,537

No. of
Rights
Rights (0.0%)
Australia (0.0%)
Westfield Group, expiring 7/21/07	(a)995,100	@—
Hong Kong (0.0%)
New World Development, Ltd., expiring 7/31/07	(a)2,138,000	@—
Total Rights (Cost $0)		@—

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Global Real Estate Portfolio

		Value
	Shares	(000)
Short-Term Investment (2.7%)
Investment Company (2.7%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $13,174)	(o)13,173,959	$13,174
Total Investments (100.2%) (Cost $476,966)		481,711
Liabilities in Excess of Other Assets (-0.2%)		(1,118)
Net Assets (100%)		$480,593

(a)	Non-income producing security.
(o)

See Note F to the financial statements regarding investment in Morgan Stanley Growth Fund, Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class and Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.

@	Value is less than $500.
REIT	Real Estate Investment Trust

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	52	$71	7/2/07	GBP	35	$71	$ @—
HKD	25	3	7/2/07	USD	3	3	@—
JPY	234	2	7/2/07	USD	2	2	@—
JPY	1,548	13	7/2/07	USD	13	13	@—
JPY	2,820	23	7/2/07	USD	23	23	@—
JPY	215	2	7/2/07	USD	2	2	@—
JPY	2,888	23	7/2/07	USD	23	23	@—
SGD	9	6	7/2/07	USD	6	6	@—
SGD	14	9	7/3/07	USD	9	9	@—
USD	1,067	1,067	7/2/07	EUR	789	1,069	2
USD	24	24	7/3/07	HKD	191	24	@—
USD	884	884	7/2/03	JPY	108,819	883	(1)
		$2,127				$2,128	$1

EUR	— Euro Dollar
GBP	— Great Britain Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
SGD	— Singapore Dollar
USD	— United States Dollar

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*       Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments

Global Value Equity Portfolio

		Value
	Shares	(000)
Common Stocks (97.4%)
Australia (1.9%)
Boral Ltd.	(c)70,377	$524
Foster’s Group Ltd.	93,022	503
Goodman Fielder Ltd.	392,813	809
		1,836
France (7.0%)
BNP Paribas S.A.	(c)22,252	2,661
Lafarge S.A.	(c)8,897	1,631
Sanofi-Aventis S.A.	(c)12,090	983
Total S.A.	(c)18,624	1,519
		6,794
Germany (3.0%)
BASF AG	5,190	683
Bayerische Motoren Werke AG	16,218	1,054
DaimlerChrysler AG	12,642	1,173
		2,910
Ireland (2.1%)
Bank of Ireland	41,395	837
Kerry Group plc, Class A	41,661	1,167
		2,004
Italy (1.1%)
ENI S.p.A.	28,753	1,047
Japan (8.9%)
Astellas Pharma, Inc.	19,800	862
Canon, Inc.	21,200	1,245
Kao Corp.	45,000	1,166
Keihin Corp.	61,500	1,186
Mitsui Sumitomo Insurance Co., Ltd.	34,000	437
Nissan Motor Co., Ltd.	96,100	1,031
Sankyo Co.	20,600	868
Sumitomo Electric Industries Ltd.	(c)66,500	992
Takeda Pharmaceutical Co., Ltd.	13,100	847
		8,634
Netherlands (2.8%)
Koninklijke Philips Electronics N.V.	11,011	471
Unilever N.V. CVA	47,877	1,494
Wolters Kluwer N.V.	24,468	750
		2,715
Norway (1.4%)
Statoil ASA	(c)42,231	1,314
Singapore (0.8%)
ComfortDelgro Corp., Ltd.	579,000	825
South Korea (0.8%)
SK Telecom Co., Ltd. ADR	27,630	756
Spain (3.1%)
Banco Bilbao Vizcaya Argentaria S.A.	(c)59,655	1,469
Telefonica S.A.	68,784	1,540
		3,009
Switzerland (2.4%)
Novartis AG (Registered)	6,522	369
Syngenta AG (Registered)	4,598	900
UBS AG (Registered)	17,943	$1,081
		2,350
Taiwan (0.6%)
Chunghwa Telecom Co., Ltd. ADR	30,188	569
United Kingdom (20.9%)
Barclays plc	91,460	1,278
Cadbury Schweppes plc	167,832	2,292
Diageo plc	44,867	934
GlaxoSmithKline plc	77,299	2,026
Imperial Tobacco Group plc	44,848	2,078
Old Mutual plc	321,765	1,091
Reed Elsevier plc	90,068	1,169
Rolls-Royce Group plc	(a)153,029	1,655
Rolls-Royce Group, B Shares	(a)13,025,124	26
Royal Bank of Scotland Group plc	140,679	1,788
Royal Dutch Shell plc ADR	25,576	2,077
Vodafone Group plc	302,809	1,020
WM Morrison Supermarkets plc	226,036	1,373
WPP Group plc	95,589	1,437
		20,244
United States (40.6%)
Alcoa, Inc.	19,342	784
Altria Group, Inc.	35,699	2,504
American Electric Power Co., Inc.	10,900	491
American International Group, Inc.	13,783	965
AT&T, Inc.	14,616	607
BJ’s Wholesale Club, Inc.	(a)21,470	774
Chevron Corp.	20,755	1,748
Citigroup, Inc.	32,925	1,689
Dominion Resources, Inc.	10,840	936
EMC Corp.	(a)90,879	1,645
First Data Corp.	34,622	1,131
Freddie Mac	29,318	1,780
Hewlett-Packard Co.	21,960	980
Illinois Tool Works, Inc.	17,336	939
Ingersoll Rand Co., Ltd., Class A	19,960	1,094
International Business Machines Corp.	20,662	2,175
Marsh & McClennan Cos., Inc.	44,570	1,376
McAfee, Inc.	(a)24,882	876
Mellon Financial Corp.	30,213	1,329
Merrill Lynch & Co., Inc.	14,411	1,204
Peabody Energy Corp.	22,034	1,066
Pentair, Inc.	22,603	872
Pfizer, Inc.	49,451	1,264
Schering-Plough Corp.	44,585	1,357
Travelers Cos., Inc. (The)	17,167	918
Tyco International Ltd.	(a)58,572	1,979
UnitedHealth Group, Inc.	29,378	1,502
Verizon Communications, Inc.	21,317	878
Viacom, Inc., Class B	(a)9,761	406
Weyerhauser Co.	6,370	503
Wyeth	34,200	1,961
XL Capital Ltd., Class A	19,595	1,652
		39,385
Total Common Stocks (Cost $66,944)		94,392

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Global Value Equity Portfolio

		Value
	Shares	(000)
Investment Company (1.5%)
iShares MSCI World Index Fund (Cost $1,405)	42,554	$1,449

	Face
	Amount
	(000)
Short-Term Investments (8.8%)
Short-Term Debt Securities held as Collateral on Loaned Securities (8.0)%
AIG Match Funding Corp.,
5.30%, 7/17/07	$ (h)223	223
Alliance & Leicester plc,
5.33%, 7/9/07	(h)159	159
Anglo Irish Bank Corp. plc,
5.35%, 7/9/07	(p)77	77
Bancaja,
5.36%, 7/19/07	(h)80	80
Banco Bilbao Vizcaya Argentaria,
5.44%, 7/2/07	11	11
Bank of New York Co., Inc.,
5.32%, 7/10/07	(h)80	80
BASF AG,
5.36%, 10/22/07	(h)79	79
Bear Stearns & Co., Inc.,
5.38%, 7/16/07	(h)159	159
BNP Paribas plc,
5.35%, 8/20/07	(h)159	159
CAM US Finance S.A. Unipersonal,
5.36%, 7/3/07	(h)318	318
CIC, New York,
5.30%, 7/3/07	(h)111	111
CIT Group Holdings,
5.37%, 7/18/07	(h)286	286
Credit Suisse First Boston, New York,
5.32%, 7/2/07	(h)159	159
Dexia Bank, New York,
5.32%, 7/2/07	(h)159	159
Dresdner Bank, London,
5.42%, 7/2/07	318	318
Ebbets Funding LLC,
5.32%, 7/17/07	(p)162	162
First Tennessee Bank,
5.33%, 7/17/07	(h)80	80
5.34%, 7/17/07	(h)318	318
Glitner Banki hf,
5.35%, 7/20/07	(h)160	160
Goldman Sachs Group, Inc.,
5.37%, 7/16/07	(h)80	80
5.50%, 7/2/07	(h)149	149
HSBC Finance Corp.,
5.33%, 7/6/07	(h)80	80
IBM Corp.,
5.29%, 7/9/07	(h)318	318
Macquarie Bank Ltd.,
5.34%, 7/23/07	(h)159	159
Marshall & Ilsley Bank,
5.37%, 12/17/07	159	159
Merrill Lynch & Co.,
5.45%, 7/2/07	(h)95	$95
Metropolitan Life Global Funding,
5.31%, 7/23/07	(h)238	238
Natexis Banques Populaires, New York,
5.33%, 7/2/07	(h)159	159
National Australia Bank Ltd.,
5.31%, 7/9/07	(h)121	121
National City Bank Cleveland,
5.32%, 7/2/07	(h)80	80
National Rural Utilities Cooperative Finance Corp.,
5.33%, 7/2/07	(h)318	318
Nationwide Building Society,
5.44%, 9/28/07	(h)184	184
National Bank of Canada,
5.31%, 7/2/07	(h)318	318
Norinchukin Bank, New York,
5.32%, 7/26/07	318	318
Old Fine Funding,
5.32%, 7/24/07	(p)158	158
Rheingold Securitization,
5.32%, 7/16/07	(p)157	157
Scaldis Capital LLC,
5.34%, 7/20/07	(p)128	128
5.34%, 7/23/07	(p)79	79
Sheffield Receivable Corp.,
5.31%, 7/12/07	(p)396	396
Skandi, New York,
5.32%, 7/9/07	(h)159	159
Societe Generale, New York,
5.30%, 7/31/07	(h)381	381
Ticonderoga Funding LLC,
5.34%, 7/25/07	(p)105	105
Unicredito Delaware, Inc.,
5.33%, 7/16/07	(h175	175
Unicredito Italiano Bank (Ireland) plc,
5.34%, 7/9/07	(h)111	111
		7,723

	Shares
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(o)815,623	816
Total Short-Term Investments (Cost $8,539)		8,539
Total Investments (107.7%) (Cost $76,888) — including $ 7,464 of Securities Loaned		104,380
Liabilities in Excess of Other Assets (-7.7%)		(7,496)
Net Assets (100%)		$96,884

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Global Value Equity Portfolio

(a)	Non-income producing security.
(c)	All or portion of security on loan at June 30, 2007.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on June 30, 2007.
(o)	See Note F to the financial statements regarding investment in Morgan
Stanley Growth Fund, Morgan Stanley Institutional Liquidity Government
Portfolio — Institutional Class and Morgan Stanley Institutional Liquidity
Money Market Portfolio — Institutional Class.
(p)	The rate shown is the effective yield at the date of purchase.
ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
GBP	2,210	$4,433	9/14/07	USD	4,358	$4,358	$(75)

GBP — British Pound

USD — United States Dollar

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*             Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments

International Equity Portfolio

		Value
	Shares	(000)
Common Stocks (98.4%)
Australia (1.2%)
Foster’s Group Ltd.	(c)8,632,377	$46,692
Orica Ltd.	(c)704,657	17,803
Santos Ltd.	(c)1,740,352	20,568
		85,063
Austria (1.0%)
Telekom Austria AG	(c)2,800,992	70,134
Belgium (2.2%)
Fortis	(c)2,054,341	87,668
KBC Groep N.V.	(c)543,646	73,594
		161,262
Canada (0.6%)
EnCana Corp.	689,062	42,382
France (9.2%)
Arcelor Mittal	(c)1,123,130	70,791
BNP Paribas S.A.	606,876	72,577
France Telecom S.A.	(c)1,557,975	43,016
Lafarge S.A.	(c)352,070	64,519
Legrand S.A.	(c)2,239,523	81,142
Renault S.A.	(c)658,968	106,321
Sanofi-Aventis S.A.	(c)810,141	65,899
Total S.A.	(c)1,935,015	157,818
		662,083
Germany (6.4%)
Adidas AG	102,677	6,501
Bayer AG	(c)1,784,577	135,500
Bayerische Motoren Werke AG	(c)1,367,017	88,827
Porsche AG (Non-Voting Shares)	67,615	120,981
RWE AG	(c)1,051,397	112,404
		464,213
Greece (1.5%)
OPAP S.A.	2,973,660	105,447
Ireland (1.2%)
CRH plc (Dublin Shares)	1,762,030	87,356
Italy (2.1%)
ENI S.p.A.	(c)3,261,234	118,734
UniCredito Italiano S.p.A.	3,995,772	35,856
		154,590
Japan (23.2%)
Asatsu-DK, Inc.	(c)783,985	26,552
Astellas Pharma, Inc.	1,814,500	78,991
Canon, Inc.	(c)2,001,500	117,530
Central Japan Railway Co.	10,503	110,895
Dai Nippon Printing Co., Ltd.	(c)2,408,000	35,966
Hoya Corp.	(c)732,400	24,329
JSR Corp.	(c)2,524,400	60,996
Kansai Electric Power Co., Inc. (The)	1,402,900	33,214
Kao Corp.	5,350,000	138,611
Keyence Corp.	(c)461,500	100,940
Mitsubishi Electric Corp.	11,609,000	107,675
Mitsui Sumitomo Insurance Co., Ltd.	9,565,000	122,898
Nitto Denko Corp.	(c)1,692,100	85,481
NTT DoCoMo, Inc.	41,619	65,914
Omron Corp.	1,552,200	$40,846
Oriental Land Co., Ltd.	(c)1,320,500	68,961
Osaka Gas Co., Ltd.	9,493,000	35,312
Sega Sammy Holdings, Inc.	(c)1,581,900	25,631
Shinsei Bank Ltd.	(c)11,176,000	45,203
Sumitomo Mitsui Financial Group, Inc.	(c)15,316	143,053
T&D Holdings, Inc.	1,612,100	109,066
Taiyo Nippon Sanso Corp.	(c)5,562,000	43,050
Takefuji Corp.	(c)289,970	9,750
Teijin Ltd.	6,712,000	36,742
		1,667,606
Netherlands (6.4%)
ABN AMRO Holding N.V.	1,539,826	70,963
Akzo Nobel N.V.	983,610	85,148
CSM N.V.	1,309,690	46,531
ING Groep N.V. CVA	1,667,062	73,983
Unilever N.V. CVA	5,831,768	182,012
		458,637
Norway (0.3%)
Statoil ASA	(c)745,363	23,194
Singapore (0.4%)
United Overseas Bank Ltd.	(c)1,798,000	25,841
Spain (1.7%)
Banco Bilbao Vizcaya Argentaria S.A.	(c)2,158,140	53,161
Telefonica S.A.	3,128,678	70,039
		123,200
Sweden (2.4%)
SKF AB, Class B	(c)825,677	17,445
Telefonaktiebolaget LM Ericsson, Class B	39,155,761	157,214
		174,659
Switzerland (7.5%)
Holcim Ltd. (Registered)	1,972,029	214,397
Nestle S.A. (Registered)	563,806	215,091
Novartis AG (Registered)	2,012,981	113,709
		543,197
United Kingdom (31.1%)
AstraZeneca plc	994,114	53,560
BHP Billiton plc	2,719,509	75,909
BP plc	8,721,502	105,607
British American Tobacco plc	6,934,233	236,440
Cadbury Schweppes plc	19,623,880	267,966
Drax Group plc	5,205,489	75,942
GlaxoSmithKline plc	1,917,599	50,252
Hays plc	40,241,160	138,384
HSBC Holdings plc	3,834,852	70,462
Imperial Tobacco Group plc	5,868,306	271,860
Intercontinental Hotels Group plc	3,293,647	82,278
Johnston Press plc	2,069,343	17,089
Ladbrokes plc	11,316,628	98,399
National Grid plc	5,078,186	75,258
Reckitt Benckiser plc	2,939,070	161,418
Reed Elsevier plc	6,098,089	79,168
Royal Bank of Scotland Group plc	6,760,423	85,934
Royal Dutch Shell plc, Class A	(c)2,467,333	100,817

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

International Equity Portfolio

		Value
	Shares	(000)
United Kingdom (cont’d)
Scottish & Southern Energy plc	1,192,162	$34,689
Smiths Group plc	2,717,971	64,677
Vodafone Group plc	26,334,157	88,735
		2,234,844
Total Common Stocks (Cost $5,242,976)		7,083,708

	Face
	Amount
	(000)
Short-Term Investments (16.8%)
Short-Term Debt Securities held as Collateral on Loaned Securities (16.4%)
AIG Match Funding Corp.,
5.30%, 7/17/07	$ (h)34,048	34,048
Alliance & Leicester plc,
5.33%, 7/9/07	(h)24,319	24,319
Anglo Irish Bank Corp. plc,
5.35%, 7/9/07	(p)11,839	11,839
Bancaja,
5.36%, 7/19/07	(h)12,159	12,159
Banco Bilbao Vizcaya Argentaria,
5.44%, 7/2/07	1,625	1,625
Bank of New York Co., Inc.,
5.32%, 7/10/07	(h)12,159	12,159
BASF AG,
5.36%, 10/22/07	(h)12,158	12,158
Bear Stearns & Co., Inc.,
5.38%, 7/16/07	(h)24,319	24,319
BNP Paribas plc,
5.35%, 8/20/07	(h)24,319	24,319
CAM US Finance S.A. Unipersonal,
5.36%, 7/3/07	(h)48,638	48,638
CIC, New York,
5.30%, 7/3/07	(h)17,023	17,023
CIT Group Holdings,
5.37%, 7/18/07	(h)43,774	43,774
Credit Suisse First Boston, New York,
5.32%, 7/2/07	(h)24,319	24,319
Dexia Bank, New York,
5.32%, 7/2/07	(h)24,318	24,318
Dresdner Bank, London,
5.42%, 7/2/07	48,637	48,637
Ebbets Funding LLC,
5.32%, 7/17/07	(p)24,805	24,805
First Tennessee Bank,
5.33%, 7/17/07	(h)12,159	12,159
5.34%, 7/17/07	(h)48,633	48,633
Glitner Banki hf,
5.35%, 7/20/07	(h)24,475	24,475
Goldman Sachs Group, Inc.,
5.37%, 7/16/07	(h)12,159	12,159
5.50%, 7/2/07	(h)22,860	22,860
HSBC Finance Corp.,
5.33%, 7/6/07	(h)12,159	12,159
IBM Corp.,
5.29%, 7/9/07	(h)48,645	48,645
Macquarie Bank Ltd.,
5.34%, 7/23/07	(h)24,319	24,319
Marshall & Ilsley Bank,
5.37%, 12/17/07	$24,387	$24,387
Merrill Lynch & Co.,
5.45%, 7/2/07	(h)14,591	14,591
Metropolitan Life Global Funding,
5.31%, 7/23/07	(h)36,478	36,478
Natexis Banques Populaires, New York,
5.33%, 7/2/07	(h)24,319	24,319
National Australia Bank Ltd.,
5.31%, 7/9/07	(h)18,482	18,482
National City Bank Cleveland,
5.32%, 7/2/07	(h)12,159	12,159
National Rural Utilities Cooperative Finance Corp.,
5.33%, 7/2/07	(h)48,638	48,638
Nationwide Building Society,
5.44%, 9/28/07	(h)28,210	28,210
National Bank of Canada,
5.31%, 7/2/07	(h)48,628	48,628
Norinchukin Bank, New York,
5.32%, 7/26/07	48,637	48,637
Old Fine Funding,
5.32%, 7/24/07	(p)24,215	24,215
Rheingold Securitization,
5.32%, 7/16/07	(p)24,021	24,021
Scaldis Capital LLC,
5.34%, 7/20/07	(p)19,602	19,602
5.34%, 7/23/07	(p)12,111	12,111
Sheffield Receivable Corp.,
5.31%, 7/12/07	(p)60,529	60,529
Skandi, New York,
5.32%, 7/9/07	(h)24,319	24,319
Societe Generale, New York,
5.30%, 7/31/07	(h)58,356	58,356
Ticonderoga Funding LLC,
5.34%, 7/25/07	(p)16,125	16,125
Unicredito Delaware, Inc.,
5.33%, 7/16/07	(h)26,752	26,752
Unicredito Italiano Bank (Ireland) plc,
5.34%, 7/9/07	(h)17,023	17,023
		1,181,450

	Shares
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(o)28,352,494	28,353
Total Short-Term Investments (Cost $1,209,803)		1,209,803
Total Investments (115.2%) (Cost $6,452,779) –– including $1,129,123 of Securities Loaned		8,293,511
Liabilities in Excess of Other Assets (-15.2%)		(1,096,094)
Net Assets (100%)		$7,197,417

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

International Equity Portfolio

(c)	All or portion of security on loan at June 30, 2007.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2007.
(o)	See Note F to the financial statements regarding investment in Morgan
Stanley Growth Fund, Morgan Stanley Institutional Liquidity Government
Portfolio — Institutional Class and Morgan Stanley Institutional Liquidity
Money Market Portfolio — Institutional Class.
(p)	The rate shown is the effective yield at date of purchase.
CVA	Certificaten Van Aandelen

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
CHF	41,355	$33,855	7/2/07	USD	33,627	$33,627	$(228)
NOK	28,575	4,846	7/2/07	USD	4,839	4,839	(7)
NOK	143,890	24,401	7/3/07	USD	24,339	24,339	(62)
SGD	4,220	2,757	7/2/07	USD	2,747	2,747	(10)
SGD	1,209	790	7/3/07	USD	789	789	(1)
USD	35,354	35,354	7/2/07	EUR	26,252	35,531	177)
		$102,003				$101,872	$(131)

CHF	— Swiss Franc
EUR	— Euro
NOK	— Norwegian Krone
SGD	— Singapore Dollar
USD	— United States Dollar

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*       Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments

International Growth Equity Portfolio

		Value
	Shares	(000)
Common Stocks (98.7%)
Australia (2.1%)
BHP Billiton Ltd.	5,723	$170
Austria (3.5%)
Andritz AG	1,951	129
Erste Bank der Oesterreichischen Sparkassen AG	1,950	153
		282
Canada (1.6%)
EnCana Corp.	2,175	134
Finland (4.0%)
Fortum Oyj	3,479	109
Kone Oyj, Class B	1,900	120
Neste Oil Oyj	2,353	93
		322
France (10.9%)
AXA S.A.	3,447	149
BNP Paribas S.A.	1,002	120
Cie Generale d’Optique Essilor International S.A.	1,060	127
LVMH Moet Hennessy Louis Vuitton S.A.	734	85
Schneider Electric S.A.	829	117
Total S.A.	2,271	185
Vallourec	322	104
		887
Germany (8.0%)
Celesio AG	1,654	108
Continental AG	1,236	175
Deutsche Bank AG (Registered)	759	111
E.ON AG	1,012	170
SAP AG	1,676	86
		650
Greece (3.3%)
Coca-Cola Hellenic Bottling Co. S.A.	2,608	120
National Bank of Greece S.A.	2,526	145
		265
Hong Kong (7.6%)
Bank of East Asia Ltd.	16,200	91
China Resources Power Holdings Co.	70,000	167
CNOOC Ltd.	108,700	123
Esprit Holdings Ltd.	10,200	130
Parkson Retail Group Ltd.	16,500	106
		617
India (2.7%)
Bharti Airtel Ltd.	(a)(d)5,800	120
ICICI Bank Ltd. ADR	2,100	103
		223
Ireland (3.7%)
Allied Irish Banks plc	3,338	91
Anglo Irish Bank Corp. plc	4,814	99
CRH plc (Dublin Shares)	2,193	109
		299
Israel (1.2%)
Teva Pharmaceutical Industries Ltd. ADR	2,300	$95
Italy (1.2%)
Lottomatica S.p.A.	2,400	96
Japan (14.2%)
Canon, Inc.	2,000	117
Daiwa Securities Group, Inc.	7,000	75
Kobe Steel Ltd.	23,000	87
Kubota Corp.	10,000	81
Nippon Electric Glass Co., Ltd.	5,500	97
ORIX Corp.	280	74
Sharp Corp.	5,000	95
Shin-Etsu Chemical Co., Ltd.	1,200	86
Sony Corp.	1,800	93
Sumitomo Realty & Development Co., Ltd.	3,000	98
Terumo Corp.	2,000	77
Toray Industries, Inc.	11,000	81
Toyota Motor Corp.	1,400	89
		1,150
Luxembourg (1.4%)
Millicom International Cellular S.A.	(a)1,200	110
Mexico (2.9%)
America Movil S.A.B. de C.V., Class L ADR	2,000	124
Wal-Mart de Mexico S.A.B. de C.V. ADR	2,879	109
		233
Netherlands (3.8%)
ING Groep N.V. CVA	3,304	147
Reed Elsevier N.V.	4,093	78
Royal Numico N.V.	1,661	87
		312
Norway (2.8%)
Telenor ASA	(a)6,926	136
TGS Nopec Geophysical Co. ASA	(a)4,459	91
		227
Singapore (3.4%)
DBS Group Holdings Ltd.	6,000	89
Keppel Corp., Ltd.	23,000	188
		277
Spain (1.3%)
Banco Popular Espanol S.A.	5,557	104
Sweden (2.2%)
Getinge AB, Class B	4,550	98
Telefonaktiebolaget LM Ericsson, Class B	20,615	83
		181
Switzerland (8.1%)
ABB Ltd. (Registered)	7,121	162
EFG International (Registered)	2,700	125
Nestle S.A. (Registered)	293	112
Novartis AG (Registered)	1,372	77
Roche Holding AG (Genusschein)	475	85
SGS S.A. (Registered)	81	96
		657

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

International Growth Equity Portfolio

		Value
	Shares	(000)
United Kingdom (8.8%)
Barclays plc	7,759	$109
Capita Group plc	7,134	104
Prudential plc	6,725	96
Reckitt Benckiser plc	2,064	113
Royal Bank of Scotland Group plc	8,032	102
SABMiller plc	3,731	95
Tesco plc	11,696	98
		717
Total Common Stocks (Cost $5,999)		8,008
Total Investments (98.7%) (Cost $5,999)		8,008
Other Assets in Excess of Liabilities (1.3%)		108
Net Assets (100%)		$8,116

(a)	Non-income producing security.
(d)	Security was valued at fair value — At June 30, 2007, the Portfolio held a fair valued security valued at $120,000, representing 1.5% of net assets.
ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*    Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments

International Magnum Portfolio

		Value
	Shares	(000)
Common Stocks (92.2%)
Australia (3.9%)
Australia & New Zealand Banking Group Ltd.	16,008	$394
BHP Billiton Ltd.	(c)79,780	2,369
QBE Insurance Group Ltd.	15,350	406
Rio Tinto Ltd.	(c)10,500	880
Tattersall’s Ltd.	97,200	387
Wesfarmers Ltd.	(c)12,950	502
Westpac Banking Corp.	17,900	389
		5,327
Austria (2.0%)
Andritz AG	17,780	1,179
Erste Bank der Oesterreichischen Sparkassen AG	16,409	1,284
Telekom Austria AG	12,843	321
		2,784
Belgium (0.4%)
Umicore	2,192	479
Finland (2.1%)
Fortum Oyj	(c)29,269	919
Kone Oyj, Class B	(c)17,492	1,107
Neste Oil Oyj	(c)20,503	808
		2,834
France (9.5%)
AXA S.A.	(c)28,998	1,256
BNP Paribas S.A.	(c)16,151	1,932
Cie Generale d’Optique Essilor International S.A.	8,912	1,066
Electricite de France	(c)7,007	761
Lafarge S.A.	4,515	827
LVMH Moet Hennessy Louis Vuitton S.A.	(c)6,788	786
Renault S.A.	2,790	450
Sanofi-Aventis S.A.	(c)8,407	684
Schneider Electric S.A.	(c)12,325	1,737
Suez S.A.	(c)13,158	757
Total S.A.	20,890	1,704
Vallourec	(c)2,734	881
		12,841
Germany (8.2%)
Allianz AG (Registered)	(c)3,958	930
Bayerische Motoren Werke AG	8,961	582
Celesio AG	13,920	907
Commerzbank AG	(c)15,145	728
Continental AG	10,392	1,469
Deutsche Bank AG (Registered)	6,385	932
E.ON AG	8,524	1,434
Fresenius Medical Care AG	4,764	363
MAN AG	7,297	1,054
Muenchener Rueckversicherungs AG (Registered)	4,349	802
SAP AG	14,580	751
Siemens AG (Registered)	7,872	1,135
		11,087
Greece (2.5%)
Coca-Cola Hellenic Bottling Co. S.A.	23,343	1,074
EFG Eurobank Ergasias S.A.	14,774	484
National Bank of Greece S.A.	32,906	$1,889
		3,447
Hong Kong (5.1%)
Bank of East Asia Ltd.	136,200	766
Cheung Kong Holdings Ltd.	26,000	341
China Resources Power Holdings Co.	600,000	1,432
CNOOC Ltd.	912,000	1,033
Esprit Holdings Ltd.	113,500	1,440
Great Eagle Holdings Ltd.	94,000	329
MTR Corp.	123,500	293
New World Development Ltd.	132,000	330
Parkson Retail Group Ltd.	(c)139,400	893
		6,857
India (1.4%)
Bharti Airtel Ltd.	(a)(d)49,200	1,015
ICICI Bank Ltd. ADR	17,700	870
		1,885
Ireland (1.3%)
Allied Irish Banks plc	28,083	768
Anglo Irish Bank Corp. plc	87	2
CRH plc (Dublin Shares)	19,944	989
		1,759
Israel (0.6%)
Teva Pharmaceutical Industries Ltd. ADR	21,200	875
Italy (1.8%)
ENI S.p.A.	(c)23,273	847
Lottomatica S.p.A.	20,500	819
UniCredito Italiano S.p.A.	82,160	737
		2,403
Japan (18.3%)
Amada Co., Ltd.	17,000	213
Astellas Pharma, Inc.	6,600	287
Canon, Inc.	(c)27,300	1,603
Casio Computer Co., Ltd.	12,500	195
Dai Nippon Printing Co., Ltd.	13,000	194
Daicel Chemical Industries Ltd.	28,000	183
Daifuku Co., Ltd.	13,000	180
Daiichi Sankyo Co., Ltd.	9,800	260
Daikin Industries Ltd.	8,400	306
Daiwa Securities Group, Inc.	65,000	693
Denki Kagaku Kogyo K.K.	(c)45,000	203
East Japan Railway Co.	28	216
FamilyMart Co., Ltd.	6,600	174
Fuji Machine Manufacturing Co., Ltd.	3,200	75
Fujifilm Holdings Corp.	7,100	318
Fujitec Co., Ltd.	11,000	74
Fujitsu Ltd.	45,000	332
Furukawa Electric Co., Ltd.	34,000	188
Hitachi Capital Corp.	(c)9,000	137
Hitachi High-Technologies Corp.	3,900	101
Hitachi Ltd.	40,000	284

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

International Magnum Portfolio

		Value
	Shares	(000)
Japan (cont’d)
House Foods Corp.	(c)4,600	$71
Kaneka Corp.	21,000	176
Kobe Steel Ltd.	208,000	791
Kubota Corp.	(c)82,000	666
Kurita Water Industries Ltd.	(c)8,500	267
Kyocera Corp.	3,000	320
Kyudenko Corp.	7,000	38
Lintec Corp.	5,500	117
Maeda Road Construction Co., Ltd.	5,000	44
Matsushita Electric Industrial Co., Ltd.	19,000	377
Minebea Co., Ltd.	24,000	136
Mitsubishi Chemical Corp.	29,000	267
Mitsubishi Corp.	16,800	441
Mitsubishi Heavy Industries Ltd.	(c)61,000	392
Mitsui Mining & Smelting Co., Ltd.	31,000	145
Mitsumi Electric Co., Ltd.	8,900	319
Nagase & Co., Ltd.	7,000	94
NEC Corp.	49,000	254
Nifco, Inc.	(c)6,400	140
Nintendo Co., Ltd.	1,600	586
Nippon Electric Glass Co., Ltd.	(c)47,500	839
Nippon Meat Packers, Inc.	10,000	121
Nippon Sheet Glass Co., Ltd.	20,000	91
Nippon Steel Corp.	21,000	148
Nippon Telegraph & Telephone Corp.	30	133
Nissan Motor Co., Ltd.	34,300	368
Nissha Printing Co., Ltd.	(c)2,000	54
Nisshinbo Industries, Inc.	10,000	140
Obayashi Corp.	27,000	147
Ono Pharmaceutical Co., Ltd.	3,800	202
ORIX Corp.	2,580	680
Ricoh Co., Ltd.	17,000	394
Rinnai Corp.	(c)1,400	44
Rohm Co., Ltd.	2,300	205
Ryosan Co., Ltd.	4,400	109
Sanki Engineering Co., Ltd.	5,000	40
Sanwa Shutter Corp.	17,000	99
Sekisui Chemical Co., Ltd.	26,000	201
Sekisui House Ltd.	13,000	174
Sharp Corp.	(c)42,000	798
Shin-Etsu Chemical Co., Ltd.	10,700	766
Shin-Etsu Polymer Co., Ltd.	(c)10,800	148
Sony Corp.	(c)20,900	1,074
Sumitomo Realty & Development Co., Ltd.	(c)29,000	947
Suzuki Motor Corp.	(c)10,600	301
TDK Corp.	3,000	290
Teijin Ltd.	36,000	197
Terumo Corp.	(c)18,700	723
Toho Co., Ltd.	4,100	74
Tokyo Electric Power Co., Inc. (The)	3,500	113
Toray Industries, Inc.	(c)99,000	732
Toshiba Corp.	(c)57,000	498
Toyo Ink Manufacturing Co., Ltd.	17,000	65
Toyoda Gosei Co., Ltd.	(c)2,700	76
Toyota Motor Corp.	20,100	1,273
Tsubakimoto Chain Co.	23,000	$166
Yamaha Corp.	(c)10,900	227
Yamaha Motor Co., Ltd.	8,900	259
		24,773
Luxembourg (0.7%)
Millicom International Cellular S.A.	10,000	916
Mexico (0.8%)
America Movil S.A.B. de C.V., Class L ADR	17,835	1,105
Netherlands (3.7%)
ING Groep N.V. CVA	27,696	1,229
Royal Dutch Shell plc, Class A	42,163	1,722
Royal Numico N.V.	(c)14,277	745
TNT N.V.	12,381	560
Wolters Kluwer N.V. CVA	22,812	699
		4,955
Norway (1.8%)
Telenor ASA	(a)79,948	1,569
TGS Nopec Geophysical Co. ASA	(a)45,363	931
		2,500
Singapore (2.6%)
CapitaCommercial Trust REIT	42,040	81
CapitaLand Ltd.	97,000	513
City Developments Ltd.	35,000	396
DBS Group Holdings Ltd.	49,000	730
Keppel Corp., Ltd.	195,000	1,592
Oversea-Chinese Banking Corp.,	35,000	209
		3,521
Spain (2.4%)
Altadis S.A.	(c)10,656	710
Banco Bilbao Vizcaya Argentaria S.A.	(c)34,219	843
Banco Popular Espanol S.A.	(c)50,121	937
Telefonica S.A.	35,300	790
		3,280
Sweden (2.2%)
Getinge AB, Class B	38,285	830
Sandvik AB	(c)35,122	714
Telefonaktiebolaget LM Ericsson, Class B	363,880	1,461
		3,005
Switzerland (8.5%)
ABB Ltd. (Registered)	64,135	1,460
Compagnie Financiere Richemont AG, Class A	13,171	792
EFG International (Registered)	22,600	1,043
Nestle S.A. (Registered)	5,776	2,204
Nobel Biocare Holding AG	1,244	408
Novartis AG (Registered)	28,467	1,608
Roche Holding AG (Genusschein)	9,334	1,661
SGS S.A. (Registered)	709	843
UBS AG (Registered)	14,325	863
Zurich Financial Services AG (Registered)	2,154	669
		11,551
United Kingdom (12.4%)
Anglo American plc	13,851	819

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

International Magnum Portfolio

		Value
	Shares	(000)
United Kingdom (cont’d)
Anglo Irish Bank Corp. plc	62,235	$1,272
BAE Systems plc	73,041	594
Barclays plc	112,821	1,577
Capita Group plc	60,010	875
GlaxoSmithKline plc	32,753	858
HSBC Holdings plc	66,264	1,218
Imperial Tobacco Group plc	12,755	591
Man Group plc	37,216	455
Prudential plc	59,492	853
Reckitt Benckiser plc	18,809	1,033
Reed Elsevier plc	87,638	1,138
Rolls-Royce Group plc	(a)53,099	574
Rolls-Royce Group plc, Class B	(a)3,463,496	7
Royal Bank of Scotland Group plc	73,481	934
SABMiller plc	34,820	885
Tesco plc	193,233	1,624
Vodafone Group plc	320,078	1,078
WM Morrison Supermarkets plc	79,946	486
		16,871
Total Common Stocks (Cost $94,621)		125,055

	Face
	Amount
	(000)
Short-Term Investments (24.3%)
Short-Term Debt Securities held as Collateral on Loaned Securities (17.5%)
AIG Match Funding Corp.,
5.30%, 7/17/07	$ (h)684	684
Alliance & Leicester plc,
5.33%, 7/9/07	(h)488	488
Anglo Irish Bank Corp. plc,
5.35%, 7/9/07	(p)238	238
Bancaja,
5.36%, 7/19/07	(h)244	244
Banco Bilbao Vizcaya Argentaria,
5.44%, 7/2/07	33	33
Bank of New York Co., Inc.,
5.32%, 7/10/07	(h)244	244
BASF AG,
5.36%, 10/22/07	(h)244	244
Bear Stearns & Co., Inc.,
5.38%, 7/16/07	(h)488	488
BNP Paribas plc,
5.35%, 8/20/07	(h)488	488
CAM US Finance S.A. Unipersonal,
5.36%, 7/3/07	(h)977	977
CIC, New York,
5.30%, 7/3/07	(h)342	342
CIT Group Holdings,
5.37%, 7/18/07	(h)879	879
Credit Suisse First Boston, New York,
5.32%, 7/2/07	(h)488	488
Dexia Bank, New York,
5.32%, 7/2/07	(h)488	488
Dresdner Bank, London,
5.42%, 7/2/07	977	977
Ebbets Funding LLC,
5.32%, 7/17/07	$ (p)498	$498
First Tennessee Bank,
5.33%, 7/17/07	(h)244	244
5.34%, 7/17/07	(h)977	977
Glitner Banki hf,
5.35%, 7/20/07	(h)492	492
Goldman Sachs Group, Inc.,
5.37%, 7/16/07	(h)244	244
5.50%, 7/2/07	(h)459	459
HSBC Finance Corp.,
5.33%, 7/6/07	(h)244	244
IBM Corp.,
5.29%, 7/9/07	(h)977	977
Macquarie Bank Ltd.,
5.34%, 7/23/07	(h)488	488
Marshall & Ilsley Bank,
5.37%, 12/17/07	490	490
Merrill Lynch & Co.,
5.45%, 7/2/07	(h)293	293
Metropolitan Life Global Funding,
5.31%, 7/23/07	(h)733	733
Natexis Banques Populaires, New York,
5.33%, 7/2/07	(h)488	488
National Australia Bank Ltd.,
5.31%, 7/9/07	(h)371	371
National City Bank Cleveland,
5.32%, 7/2/07	(h)244	244
National Rural Utilities Cooperative Finance Corp.,
5.33%, 7/2/07	(h)977	977
Nationwide Building Society,
5.44%, 9/28/07	(h)567	567
National Bank of Canada,
5.31%, 7/2/07	(h)978	978
Norinchukin Bank, New York,
5.32%, 7/26/07	978	978
Old Fine Funding,
5.32%, 7/24/07	(p)486	486
Rheingold Securitization,
5.32%, 7/16/07	(p)482	482
Scaldis Capital LLC,
5.34%, 7/20/07	(p)243	243
5.34%, 7/23/07	(p)394	394
Sheffield Receivable Corp.,
5.31%, 7/12/07	(p)1,216	1,216
Skandi, New York,
5.32%, 7/9/07	(h)488	488
Societe Generale, New York,
5.30%, 7/31/07	(h)1,172	1,172
Ticonderoga Funding LLC,
5.34%, 7/25/07	(p)324	324
Unicredito Delaware, Inc.,
5.33%, 7/16/07	(h)537	537
Unicredito Italiano Bank (Ireland) plc,
5.34%, 7/9/07	(h)342	342
		23,728

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

International Magnum Portfolio

		Value
	Shares	(000)
Investment Company (6.8%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(o)9,242,903	$9,243
Total Short-Term Investments (Cost $32,971)		32,971
Total Investments (116.5%) (Cost $127,592) — including $22,697 of Securities Loaned		$158,026
Liabilities in Excess of Other Assets (-16.5%)		(22,329)
Net Assets (100%)		$135,697

(a)	Non-income producing security.
(c)	All or portion of security on loan at June 30, 2007.
(d)	Security was valued at fair value — At June 30, 2007, the Portfolio held a fair valued security valued at $1,015,000, representing 0.7% of net assets.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate.
(o)	See Note F to the financial statements regarding investment in Morgan
Stanley Growth Fund, Morgan Stanley Institutional Liquidity Government
Portfolio — Institutional Class and Morgan Stanley Institutional Liquidity
Money Market Portfolio — Institutional Class.
(p)	The rate shown is the effective yield at the date of purchase.
ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen
REIT	Real Estate Investment Trust

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
AUD	1,604	$1,358	9/14/07	USD	1,350	$1,350	$(8)
EUR	73	98	7/2/07	USD	98	98	@—
EUR	52	71	7/3/07	USD	71	71	@—
EUR	327	442	7/3/07	USD	441	441	(1)
EUR	278	378	9/14/07	USD	372	372	(6)
EUR	7	9	9/14/07	USD	9	9	@—
EUR	1,687	2,288	9/14/07	USD	2,254	2,254	(34)
GBP	680	1,364	9/14/07	USD	1,342	1,342	(22)
GBP	478	958	9/14/07	USD	943	943	(16)
GBP	458	919	9/14/07	USD	904	904	(15)
GBP	278	558	9/14/07	USD	549	549	(9)
JPY	4,340	35	7/2/07	USD	34	34	(1)
JPY	138,348	1,135	9/14/07	USD	1,150	1,150	15
JPY	23,700	194	9/14/07	USD	197	197	3
USD	768	768	9/14/07	AUD	913	772	4
USD	421	421	9/14/07	AUD	500	423	2
USD	179	179	9/14/07	AUD	213	180	1
USD	3,222	3,222	9/14/07	AUD	3,829	3,240	18
USD	195	195	7/3/07	CHF	239	196	1
USD	765	765	9/14/07	EUR	573	777	12
USD	2,549	2,549	9/14/07	EUR	1,906	2,586	37
USD	796	796	9/14/07	EUR	596	808	12
USD	308	308	9/14/07	EUR	230	312	4
USD	470	470	9/14/07	EUR	347	471	1
USD	10,983	10,983	9/14/07	GBP	5,569	11,171	189
USD	5,847	5,848	9/14/07	GBP	2,959	5,936	88
USD	540	540	9/14/07	GBP	270	541	1
USD	1,486	1,487	9/14/07	JPY	178,858	1,467	(20)
USD	1,933	1,933	9/14/07	JPY	232,495	1,907	(26)
USD	540	540	9/14/07	JPY	64,987	533	(7)
USD	500	500	9/14/07	JPY	60,217	494	(6)
USD	798	798	9/14/07	JPY	97,536	800	2
USD	17	17	7/2/07	JPY	2,128	17	@—
		$42,126				$42,345	$219

AUD	—	Australian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
USD	—	United States Dollar
@	—	Value is less than $500.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

International Magnum Portfolio

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
DJ EURO STOXX 50
(Germany)	76	$4,644	Sep-07	$90
FTSE 100 Index
(United Kingdom)	24	3,199	Sep-07	(5)
TOPIX Index
(Japan)	11	1,586	Sep-07	(2)
				$83

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*  Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments

International Real Estate Portfolio

		Value
	Shares	(000)
Common Stocks (96.7%)
Australia (6.6%)
Centro Properties Group	624,934	$4,503
CFS Retail Property Trust	2,753,932	5,020
CFS Retail Property Trust (New)	245,857	448
DB RREEF Trust	4,164,987	6,938
GPT Group	2,571,095	10,158
Investa Property Group	931,400	2,306
Macquarie CountryWide Trust	1,175,200	2,013
Macquarie Goodman Group	1,817,567	10,355
Mirvac Group	882,546	4,265
Stockland Trust Group (New)	2,244,854	15,511
Westfield Group	2,911,550	49,269
Westfield Group (New)	62,608	1,045
		111,831
Austria (2.4%)
Conwert Immobilien Invest AG	518,834	10,042
Immoeast Immobilien Anlagen AG	610,035	8,645
IMMOFINANZ Immobilien Anlagen AG	1,502,758	21,986
		40,673
Finland (0.8%)
Sponda Oyj	923,492	13,461
France (10.4%)
Fonciere Des Regions REIT	37,728	5,541
Gecina S.A. REIT	114,699	19,250
Klepierre REIT	101,484	17,297
Silic REIT	77,520	12,538
Unibail-Rodamco REIT	467,249	120,250
		174,876
Germany (1.6%)
Alstria Office AG	641,820	12,995
IVG Immobilien AG	353,941	13,859
		26,854
Hong Kong (8.5%)
Champion REIT	6,162,000	3,531
China Overseas Land & Investment Ltd.	3,680,000	5,742
China Resources Land Ltd.	798,000	1,206
Guangzhou R&F Properties Co., Ltd.	1,459,200	4,469
Hang Lung Properties Ltd.	2,449,000	8,441
Henderson Land Development Co., Ltd.	2,212,000	15,064
Hongkong Land Holdings Ltd.	5,672,000	25,524
Hongkong & Shanghai Hotels (The)	802,000	1,418
Hysan Development Co., Ltd.	2,728,062	7,257
Kerry Properties Ltd.	867,980	5,450
KWG Property Holding Ltd.	77,000	71
New World China Land Ltd.	1,331,200	1,132
New World Development Ltd.	6,216,410	15,551
Shui On Land Ltd.	1,585,900	1,422
Sino Land Co.	1,613,838	3,360
Sun Hung Kai Properties Ltd.	2,785,000	33,516
Swire Pacific Ltd., Class A	470,500	5,229
Wharf Holdings Ltd.	823,000	3,289
		141,672
Italy (2.9%)
Aedes S.p.A.	505,561	$3,791
Beni Stabili S.p.A.	16,958,406	24,811
Risanamento S.p.A.	2,696,793	19,911
		48,513
Japan (10.7%)
Aeon Mall Co., Ltd.	30,900	951
BLife Investment Corp. REIT	254	1,448
Daibiru Corp.	201,500	2,799
Goldcrest Co., Ltd.	51,880	2,659
Japan Hotel & Resort, Inc. REIT	600	3,270
KK DaVinci Advisors	1,992	1,747
Mitsubishi Estate Co., Ltd.	1,816,000	49,410
Mitsui Fudosan Co., Ltd.	1,589,000	44,653
Mori Hills Investment Corp. REIT	111	1,091
Mori Trust Sogo Reit, Inc. REIT	195	2,217
Nippon Building Fund, Inc. REIT	806	11,194
Nomura Real Estate Holdings, Inc.	61,100	1,990
Nomura Real Estate Office Fund, Inc. REIT	377	4,072
NTT Urban Development Corp.	3,830	7,435
Sumitomo Realty & Development Co., Ltd.	1,056,000	34,478
TOC Co., Ltd.	176,500	1,821
Tokyo Tatemono Co., Ltd.	350,000	4,369
Tokyu Land Corp.	499,000	5,321
		180,925
Netherlands (3.9%)
Corio N.V. REIT	173,614	13,671
Eurocommercial Properties N.V. CVA REIT	514,926	26,706
ProLogis European Properties	1,081,997	18,964
Vastned Retail N.V. REIT	3,787	331
Wereldhave N.V. REIT	49,855	6,981
		66,653
Singapore (3.6%)
Ascott Group Ltd. (The)	160,600	192
CapitaCommercial Trust REIT	2,487,300	4,761
CapitaLand Ltd.	2,065,000	10,927
CapitaMall Trust REIT	1,634,000	4,505
CapitaRetail China Trust REIT	938,500	1,937
K-REIT Asia REIT	292,400	546
Keppel Land Ltd.	623,000	3,561
Macquarie MEAG Prime REIT	6,519,000	5,281
Mandarin Oriental International Ltd.	942,000	2,101
Singapore Land Ltd.	236,000	1,758
Suntec REIT	3,480,000	4,410
United Industrial Corp., Ltd.	7,103,000	16,241
Wheelock Properties S Ltd.	2,024,000	4,575
		60,795
Sweden (3.3%)
Castellum AB	1,362,326	16,483
Fabege AB	362,852	4,006
Hufvudstaden AB, Class A	3,015,559	34,833
		55,322
Switzerland (1.3%)
Allreal Holding AG	22,291	2,505

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

International Real Estate Portfolio

		Value
	Shares	(000)
Switzerland (cont’d)
PSP Swiss Property AG	345,828	$19,422
		21,927
United Kingdom (40.7%)
Big Yellow Group plc	536,000	5,661
British Land Co. plc	4,880,614	131,330
Brixton plc	3,847,913	33,883
Capital & Regional Properties plc	895,981	20,925
Derwent Valley Holdings plc	1,063,458	39,187
Grainger Trust plc	997,251	11,305
Great Portland Estates plc	2,440,231	32,464
Hammerson plc	1,866,245	53,741
Invista Foundation Property Trust Ltd.	2,705,246	6,465
Land Securities Group plc	4,002,048	140,076
Liberty International plc	2,621,329	60,272
Minerva plc	3,259,162	23,136
Quintain Estates & Development plc	1,749,075	28,467
Segro plc	3,816,267	47,896
Shaftesbury plc	2,548,242	30,191
Unite Group plc	2,499,072	20,199
Warner Estate Holdings plc	78,331	1,035
		686,233
Total Common Stocks (Cost $1,491,210)		1,629,735

No. of
Rights
Rights (0.0%)
Australia (0.0%)
Westfield Group, expiring 7/21/07	(a)2,911,550	@—
Hong Kong (0.0%)
New World Development Co., Ltd., expiring 7/31/07	(a)6,216,410	@—
Total Rights (Cost $0)		@—

	Shares
Short-Term Investment (2.7%)
Investment Company (2.7%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $44,861)	(o)44,860,614	44,861
Total Investments (99.4%) (Cost $1,536,071)		1,674,596
Other Assets in Excess of Liabilities (0.6%)		10,293
Net Assets (100%)		$1,684,889

(a)	Non-income producing security.
(o)	See Note F to the financial statements regarding investment in Morgan
Stanley Growth Fund, Morgan Stanley Institutional Liquidity Government
Portfolio — Institutional Class and Morgan Stanley Institutional Liquidity
Money Market Portfolio — Institutional Class.
@	Value is less than $500.
CVA	Certificaten Van Aandelen
REIT	Real Estate Investment Trust

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency				In			Net
to				Exchange			Unrealized
Deliver		Value	Settlement	For		Value	Gain (Loss)
(000)		(000)	Date	(000)		(000)	(000)
SGD	122	$80	7/3/07	USD	80	$80	$ @—
SGD	38	25	7/2/07	USD	25	25	@—
USD	72	72	7/3/07	HKD	566	72	@—
		$177				$177	$ @—

HKD — Hong Kong Dollar
SGD — Singapore Dollar
USD — United States Dollar

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type as a percentage of total investments.

*     Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments

International Small Cap Portfolio

		Value
	Shares	(000)
Common Stocks (98.2%)
Australia (4.9%)
Goodman Fielder Ltd.	9,151,092	$18,853
Infomedia Ltd.	12,644,029	6,646
MYOB Ltd.	8,684,169	9,571
Pacific Brands Ltd.	7,860,124	22,990
Ramsay Health Care Ltd.	686,032	6,520
		64,580
Austria (1.4%)
Zumtobel AG	(a)473,755	17,716
Belgium (1.9%)
Omega Pharma S.A.	283,049	24,606
Denmark (2.5%)
Carlsberg A/S, Class B	150,615	18,271
Danisco A/S	198,960	14,890
		33,161
Finland (1.8%)
Amer Sports Oyj, Class A	302,856	7,505
Cargotec Corp., Class B	216,796	13,401
HKScan Oyj	78,439	2,066
		22,972
France (6.8%)
Bull S.A.	(a)1,441,213	10,046
GL Trade S.A.	(a)186,909	10,359
Icade Promesses	132,554	10,280
Ipsen S.A.	250,014	12,858
Nexans S.A.	81,105	13,590
Saft Groupe S.A.	423,563	17,817
Toupargel Group	58,271	3,210
Zodiac S.A.	143,910	11,083
		89,243
Germany (7.1%)
AWD Holding AG	292,310	12,494
GFK AG	158,672	7,834
K&S AG	93,889	14,494
KUKA AG	(a)337,190	11,555
MTU Aero Engines Holding AG	479,387	31,300
Sartorius AG (Non-Voting Shares)	245,298	14,940
SCS Standard Computersysteme AG	(a)(d)(i)(l)21,289	@—
		92,617
Hong Kong (0.8%)
Solomon Systech International Ltd.	71,207,900	10,200
Ireland (2.5%)
Glanbia plc	4,174,846	20,342
Kerry Group plc, Class A	453,393	12,702
		33,044
Italy (6.7%)
Banca CR Firenze	1,004,841	8,473
Banca Italease S.p.A.	182,956	4,935
Buzzi Unicem S.p.A.	530,244	18,365
Davide Campari-Milano S.p.A.	1,956,271	20,533
Interpump S.p.A.	970,246	10,486
Prysmian S.p.A.	(a)480,816	11,688
SAES Getters S.p.A.	193,131	$7,274
Sogefi S.p.A.	618,745	6,063
		87,817
Japan (26.2%)
Aplus Co., Ltd.	(a)5,948,900	7,247
Arealink Co., Ltd.	10,602	6,880
Ariake Japan Co., Ltd.	1,553,600	29,211
Atrium Co., Ltd.	124,800	3,385
Century Leasing System, Inc.	1,214,200	17,001
Fuyo General Lease Co., Ltd.	934,000	31,254
Hikari Tsushin, Inc.	305,100	12,836
Hurxley Corp.	214,537	2,927
Jaccs Co., Ltd.	1,251,000	4,725
Japan Securities Finance Co., Ltd.	1,652,400	22,278
Mabuchi Motor Co., Ltd.	253,000	15,514
Mars Engineering Corp.	825,800	16,700
Melco Holding, Inc.	252,900	5,372
Milbon Co., Ltd.	315,500	9,122
Miraca Holdings, Inc.	687,700	13,796
Miraial Co., Ltd.	52,600	7,284
Nakanishi, Inc.	110,500	13,812
Nihon Micro Coating Co.	440,200	1,963
Nihon Trim Co., Ltd.	151,350	5,347
Nippon Restaurant System, Inc.	502,800	15,722
Nissha Printing Co., Ltd.	771,700	20,997
Osaki Engineering Co., Ltd.	939	3,119
Patlite Corp.	409,800	3,195
Pronexus, Inc.	394,100	3,422
Rengo Co., Ltd.	1,915,000	9,456
Shinkawa Ltd.	640,800	13,480
Sokkia Co., Ltd.	885,000	4,155
Sun Frontier Fudousan Co., Ltd.	1,356	2,753
Taisei Lamick Co., Ltd.	204,300	4,895
Takuma Co., Ltd.	1,301,000	8,073
Toei Animation Co., Ltd.	462,700	12,777
V Technology Co., Ltd.	1,407	3,645
Wacom Co., Ltd.	2,747	6,113
Yamaichi Electronics Co., Ltd.	517,200	3,873
		342,329
Netherlands (3.0%)
Macintosh Retail Group N.V.	401,318	17,924
USG People N.V.	392,563	18,543
Wavin N.V.	120,882	2,917
		39,384
New Zealand (0.8%)
Fisher & Paykel Healthcare Corp., Ltd.	1,887,356	4,903
Warehouse Group Ltd.	1,319,455	6,174
		11,077
Norway (5.0%)
Fred Olsen Energy ASA	135,516	7,066
Norske Skogindustrier ASA	828,276	11,967
Revus Energy ASA	(a)1,165,154	14,424
Schibsted ASA	562,487	25,754

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

International Small Cap Portfolio

		Value
	Shares	(000)
Norway (cont’d)
Veidekke ASA	600,434	$6,364
		65,575
South Korea (0.5%)
KT&G Corp.	87,420	6,151
Spain (0.8%)
Miquel y Costas & Miquel S.A.	300,734	10,233
Sweden (4.9%)
Billerud Uddeholm AB	853,749	12,983
Eniro AB	1,103,814	14,082
Micronic Laser Systems AB	(a)1,335,696	9,218
Saab AB, Class B	1,025,178	27,281
		63,564
Switzerland (6.2%)
Bucher Industries AG (Registered)	82,414	13,244
Galenica Holding AG (Registered)	59,682	21,938
Kaba Holding AG, Class B	(a)44,772	13,195
LEM Holding SA (Registered)	13,459	3,466
Schindler Holding AG	108,207	7,220
Sia Abrasives Holding AG (Registered)	24,189	9,307
Zehnder Group AG, Class B	5,299	12,919
		81,289
United Kingdom (14.4%)
Ark Therapeutics Group plc	(a)2,756,098	8,288
Britvic plc	2,050,332	15,944
Cattles plc	2,230,388	17,557
Devro plc	3,336,656	7,504
IMI plc	1,101,938	13,177
Land of Leather Holdings plc	1,266,707	6,079
Luminar plc	1,305,863	18,356
Meggitt plc	3,176,479	19,646
Premier Foods plc	5,198,029	30,219
Rotork plc	399,734	7,329
Spirax-Sarco Engineering plc	463,388	9,343
William Hill plc	799,996	9,880
Wincanton plc	3,029,607	25,156
		188,478
Total Common Stocks (Cost $1,008,179)		1,284,036
Short-Term Investment (1.9%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $25,455)	(o)25,455,281	25,455
Total Investments (100.1%) (Cost $1,033,634)		1,309,491
Liabilities in Excess of Other Assets (-0.1%)		(1,423)
Net Assets (100%)		$1,308,068

(a)	Non-income producing security.
(d)	Security was valued at fair value — At June 30, 2007, the Portfolio held a fair valued security valued at less than $500, representing less than 0.05% of net assets.
(i)	Restricted security valued at fair value and not registered under the
Securities Act of 1933. SCS Standard Computersysteme AG was
acquired 4/04 and has a current cost basis of $0. At June 30, 2007, this security had a market value of $0, representing 0.0% of net assets.
(l)	Security has been deemed illiquid at June 30, 2007.
(o)	See Note F to the financial statements regarding investment in Morgan
Stanley Growth Fund, Morgan Stanley Institutional Liquidity Government
Portfolio — Institutional Class and Morgan Stanley Institutional Liquidity
Money Market Portfolio — Institutional Class.
@	Value is less than $500.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
JPY	166,944	$1,356	7/3/07	USD	1,353	$1,353	$(3)
NOK	9,254	1,569	7/3/07	USD	1,565	1,565	(4)
USD	2,808	2,808	7/3/07	EUR	2,081	2,817	9
USD	141	141	7/2/07	JPY	17,360	141	@—
		$5,874				$5,876	$2

EUR	—	Euro
JPY	—	JapaneseYen
NOK	—	NorwegianKrone
USD	—	UnitedStatesDollar

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*    Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category “Other”.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments

Disciplined Large Cap Value Active Extension Portfolio

		Value
	Shares	(000)
Long Positions (128.9%)
Common Stocks (128.9%)
Advertising Agencies (0.2%)
R.H. Donnelley Corp.	(a)140	$11
Aerospace (2.6%)
Northrop Grumman Corp.	(q)864	67
Raytheon Co.	(q)1,045	57
		124
Automobiles (1.3%)
Ford Motor Co.	(q)6,842	64
Banks: Outside New York City (2.6%)
National City Corp.	(q)1,645	55
Popular, Inc.	2,128	34
U.S. Bancorp	78	3
Wells Fargo & Co.	997	35
		127
Building — Miscellaneous (0.1%)
Owens Corning, Inc.	(a)107	4
Cable Television Services (1.3%)
Liberty Media Corp. - Capital	(a)528	62
Chemicals (6.9%)
Ashland, Inc.	785	50
Dow Chemical Co. (The)	1,687	75
Eastman Chemical Co.	(q)814	52
International Flavors & Fragrances, Inc.	(q)963	50
Lubrizol Corp.	(q)791	51
Lyondell Chemical Co.	(q)1,438	54
		332
Communications & Media (1.7%)
CBS Corp., Class B	(q)1,908	64
Time Warner, Inc.	829	17
		81
Computer Services Software & Systems (0.2%)
Lexmark International, Inc.	(a)235	12
Computer Technology (1.0%)
Hewlett-Packard Co.	229	10
International Business Machines Corp.	340	36
		46
Containers & Packaging: Metal & Glass (0.9%)
Owens-Illinois, Inc.	(a)1,262	44
Diversified Financial Services (15.5%)
Bank of America Corp.	(q)3,987	195
Citigroup, Inc.	(q)4,181	214
Goldman Sachs Group, Inc. (The)	(q)321	70
JPMorgan Chase & Co.	(q)3,277	159
Merrill Lynch & Co., Inc.	(q)993	83
Wachovia Corp.	513	26
		747
Drug & Grocery Store Chains (1.1%)
SUPERVALU, Inc.	(q)1,165	54
Drugs & Pharmaceuticals (2.5%)
Johnson & Johnson	59	4
Merck & Co., Inc.	(q)585	29
Pfizer, Inc.	(q)3,375	$86
		119
Electrical Equipment & Components (1.1%)
Energizer Holdings, Inc.	(a)(q)511	51
Energy — Miscellaneous (1.5%)
Devon Energy Corp.	(q)898	70
Financial — Miscellaneous (4.4%)
Countrywide Financial Corp.	(q)1,660	60
Fannie Mae	27	2
MGIC Investment Corp.	(q)825	47
PMI Group, Inc. (The)	(q)1,063	47
Radian Group, Inc.	(q)991	54
		210
Foods (5.7%)
Del Monte Foods Co.	4,277	52
General Mills, Inc.	(q)1,065	62
JM Smucker Co. (The)	(q)892	57
Seaboard Corp.	21	49
Tyson Foods, Inc.	(q)2,353	54
		274
Forest Products (0.4%)
Weyerhauser Co.	231	18
Health Care Facilities (1.0%)
Health Management Associates, Inc., Class A	(q)4,413	50
Homebuilding (3.1%)
Centex Corp.	(q)1,101	44
KB Home	462	18
NVR, Inc.	(a)67	46
Ryland Group, Inc.	1,133	42
		150
Insurance: Life (3.2%)
Cigna Corp.	(q)994	52
Nationwide Financial Services	(q)837	53
Reinsurance Group of America, Inc.	(q)813	49
		154
Insurance: Multi-Line (7.9%)
American International Group, Inc.	(q)753	53
Assurant, Inc.	(q)920	54
Hartford Financial Services Group, Inc.	(q)703	69
Lincoln National Corp.	(q)874	62
Loews Corp.	(q)1,250	64
MetLife, Inc.	635	41
Unitrin, Inc.	810	40
		383
Insurance: Property & Casualty (2.0%)
Fidelity National Financial, Inc.	(q)1,919	45
Safeco Corp.	(q)798	50
		95
Investment Management Companies (2.7%)
Ameriprise Financial, Inc.	(q)916	58
Lehman Brothers Holdings, Inc.	(q)994	74
		132

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Disciplined Large Cap Value Active Extension Portfolio

		Value
	Shares	(000)
Machinery & Engineering (2.1%)
AGCO Corp.	(a)(q)1,168	$51
Paccar, Inc.	(q)595	52
		103
Machinery: Engines (0.9%)
Cummins, Inc.	(q)416	42
Manufacturing (2.5%)
SPX Corp.	(q)598	53
Tyco International Ltd.	(a)2,076	70
		123
Multi-Sector Companies (2.9%)
General Electric Co.	(q)3,615	138
Office Furniture & Business Equipment (0.9%)
Xerox Corp.	(a)2,401	44
Oil: Integrated Domestic (1.3%)
ConocoPhillips	602	47
Marathon Oil Corp.	232	14
		61
Oil: Integrated International (10.2%)
Chevron Corp.	(q)2,016	170
Exxon Mobil Corp.	(q)3,863	324
		494
Paints & Coatings (0.8%)
Sherwin Williams Co. (The)	578	38
Paper (1.0%)
Louisiana-Pacific Corp.	1,873	36
MeadWestvaco Corp.	293	10
		46
Production Technology Equipment (0.5%)
Novellus Systems, Inc.	(a)810	23
Publishing: Newspapers (1.4%)
Gannett Co., Inc.	(q)992	54
McClatchy Co.	457	12
		66
Retail (5.1%)
Dollar Tree Stores, Inc.	(a)(q)1,175	51
Expedia, Inc.	(a)(q)2,171	63
IAC/InterActiveCorp	(a)(q)1,529	53
Liberty Media Corp. - Interactive	(a)803	18
McDonald’s Corp.	73	4
RadioShack Corp.	195	6
Rite Aid Corp.	(a)(q)7,783	50
		245
Services: Commercial (3.0%)
Avis Budget Group, Inc.	(a)(q)1,679	48
Convergys Corp.	(a)(q)1,957	47
Service Corp. International	(q)3,834	49
		144
Soaps & Household Chemicals (1.0%)
Procter & Gamble Co.	(q)814	50
Steel (1.1%)
United States Steel Corp.	(q)500	54
Textile Apparel Manufacturers (1.0%)
Jones Apparel Group, Inc.	(q)1,761	$50
Tires & Rubber (0.1%)
Goodyear Tire & Rubber Co. (The)	(a)190	7
Tobacco (1.4%)
Altria Group, Inc.	158	11
Reynolds American, Inc.	(q)886	58
		69
Toys (0.8%)
Mattel, Inc.	1,551	39
Transportation — Miscellaneous (1.1%)
Overseas Shipholding Group	(q)650	53
Utilities: Electrical (9.0%)
Alliant Energy Corp.	(q)1,205	47
American Electric Power Co., Inc.	1,342	60
DTE Energy Co.	(q)1,068	51
Duke Energy Corp.	(q)3,248	59
FirstEnergy Corp.	(q)941	61
Pepco Holdings, Inc.	(q)1,843	52
PG&E Corp.	(q)1,229	56
Xcel Energy, Inc.	(q)2,378	49
		435
Utilities: Gas Distributors (1.0%)
Atmos Energy Corp.	(q)1,612	49
Utilities: Gas Pipelines (1.1%)
Oneok, Inc.	(q)1,005	51
Utilities— Miscellaneous (1.6%)
Dynegy, Inc., Class A	(a)3,940	37
Reliant Energy, Inc.	(a)(q)1,499	41
		78
Utilities: Telecommunications (6.2%)
AT&T, Inc.	(q)3,411	141
CenturyTel, Inc.	(q)1,079	53
Embarq Corp.	881	56
Verizon Communications, Inc.	(q)1,225	50
		300
Total Common Stocks (Cost $6,384)		6,216
Short-Term Investment (0.9%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $45)	(o)45,426	45
Total Investments (129.8%) (Cost $6,429)		6,261
Liabilities in Excess of Other Assets (-29.8%)		(1,437)
Net Assets (100%)		$4,824
Short Positions (30.8%)*
Common Stocks (30.8%)
Aerospace (0.7%)
United Technologies Corp.	447	32
Banks: Outside New York City (1.4%)
East West Bancorp, Inc.	882	34

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Disciplined Large Cap Value Active Extension Portfolio

		Value
	Shares	(000)
Banks: Outside New York City (cont’d)
Valley National Bancorp	1,453	$33
		67
Biotechnology Research & Production (0.6%)
Biogen Idec, Inc.	(a)561	30
Chemicals (0.8%)
Cytec Industries, Inc.	597	38
Communications & Media (0.7%)
EW Scripps Co., Class A	783	36
Communications Technology (1.6%)
Ciena Corp.	(a)1,103	40
Crown Castle International Corp.	(a)993	36
		76
Computer Services Software & Systems (0.5%)
Checkfree Corp.	(a)557	22
Consumer Products (0.7%)
Warner Music Group Corp.	2,196	32
Consumer Staples — Miscellaneous (1.2%)
Clorox Co.	452	28
Fortune Brands, Inc.	389	32
		60
Diversified Financial Services (1.4%)
State Street Corp.	522	36
Wilmington Trust Corp.	797	33
		69
Drugs & Pharmaceuticals (0.5%)
Eli Lilly & Co.	400	22
Education Services (0.7%)
Laureate Education, Inc.	(a)556	34
Electrical Equipment & Components (0.7%)
Hubbell, Inc., Class B	632	34
Electronics: Semi-Conductors/Components (2.4%)
Fairchild Semiconductor International, Inc.	(a)1,959	38
Integrated Device Technology, Inc.	(a)503	8
Spansion, Inc., Class A	(a)2,545	28
Tektronix, Inc.	1,194	40
		114
Energy — Miscellaneous (1.3%)
Chesapeake Energy Corp.	763	26
Pride International, Inc.	(a)999	38
		64
Financial — Miscellaneous (0.7%)
Student Loan Corp. (The)	177	36
Foods (0.8%)
McCormick & Co., Inc.	1,000	38
Health Care Facilities (0.7%)
Brookdale Senior Living, Inc.	792	36
Investment Management Companies (1.6%)
E*Trade Financial Corp.	(a)1,468	33
Investment Technology Group, Inc.	(a)261	11
Legg Mason, Inc.	323	32
		76
Machine Tools (0.8%)
Lincoln Electric Holdings, Inc.	521	$39
Machinery & Engineering (0.9%)
Flowserve Corp.	519	37
Gardner Denver, Inc.	(a)156	7
		44
Machinery: Oil Well Equipment & Services (0.8%)
National-Oilwell Varco, Inc.	(a)378	39
Manufacturing (4.2%)
Brink’s Co. (The)	563	35
Carlisle Co., Inc.	833	39
Cooper Industries Ltd., Class A	655	37
Dover Corp.	698	36
Textron, Inc.	203	22
Trinity Industries, Inc.	793	34
		203
Materials & Processing — Miscellaneous (0.7%)
Newmont Mining Corp.	842	33
Real Estate Investment Trusts (REIT) (0.7%)
Hospitality Properties Trust	790	33
Retail (1.4%)
AnnTaylor Stores Corp.	(a)976	34
Costco Wholesale Corp.	543	32
		66
Services: Commercial (0.7%)
Copart, Inc.	(a)1,150	35
Utilities: Gas Pipelines (0.9%)
El Paso Corp.	596	11
Questar Corp.	646	34
		45
Utilities: Water (0.7%)
Aqua America, Inc.	1,574	35
Total Short Positions (Proceeds $1,489)		$1,488

*Percentages are based on Net Assets

(a)	Non-income producing security.
(o)	See Note F to the financial statements regarding investment in Morgan
Stanley Growth Fund, Morgan Stanley Institutional Liquidity Government
Portfolio — Institutional Class and Morgan Stanley Institutional Liquidity
Money Market Portfolio — Institutional Class.
(q)	Securities are pledged with a broker as collateral for short sales.
ADR	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Disciplined Large Cap Value Active Extension Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*  Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments

Focus Equity Portfolio

		Value
	Shares	(000)
Common Stocks (96.4%)
Advertising Agencies (1.8%)
Monster Worldwide, Inc.	(a)6,334	$260
Air Transport (2.2%)
Expeditors International Washington, Inc.	7,765	321
Casinos & Gambling (2.9%)
Wynn Resorts Ltd.	4,658	418
Chemicals (6.6%)
Monsanto Co.	14,082	951
Computer Services Software & Systems (9.8%)
Google, Inc., Class A	(a)1,854	970
Yahoo!, Inc.	(a)15,595	423
		1,393
Computer Technology (3.2%)
Apple, Inc.	(a)3,798	464
Energy — Miscellaneous (5.9%)
Ultra Petroleum Corp.	(a)15,391	850
Financial — Miscellaneous (11.6%)
American Express Co.	11,158	682
Berkshire Hathaway, Inc., Class B	(a)132	476
Moody’s Corp.	8,052	501
		1,659
Hotel/Motel (3.5%)
Accor S.A.	5,575	496
Radio & TV Broadcasters (4.2%)
Grupo Televisa S.A. ADR	21,701	599
Real Estate (7.0%)
Brookfield Asset Management, Inc., Class A	25,209	1,006
Retail (22.1%)
Abercrombie & Fitch Co.	4,043	295
Amazon.com, Inc.	(a)11,631	796
Costco Wholesale Corp.	8,719	510
eBay, Inc.	(a)24,845	800
Sears Holdings Corp.	(a)4,507	764
		3,165
Services: Commercial (2.2%)
Corporate Executive Board Co.	4,983	323
Shipping (3.1%)
C.H. Robinson Worldwide, Inc.	8,458	444
Steel (2.6%)
Nucor Corp.	6,409	376
Utilities: Telecommunications(7.7%)
America Movil S.A.B. de C.V., Class L ADR	10,980	680
Research In Motion Ltd.	(a)2,081	416
		1,096
Total Common Stocks (Cost $11,897)		13,821
Short-Term Investment (3.7%)
Investment Company (3.7%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $537)	(o)536,753	$537
Total Investments (100.1%) (Cost $12,434)		14,358
Liabilities in Excess of Other Assets (-0.1%)		(20)
Net Assets (100%)		$14,338

(a)	Non-income producing security.
(o)

See Note F to the financial statements regarding investment in Morgan Stanley Growth Fund, Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class and Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.

ADR	American Depositary Receipt

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type as a percentage of total investments.

*       Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments

Large Cap Relative Value Portfolio

		Value
	Shares	(000)
Common Stocks (92.8%)
Aerospace (1.1%)
Raytheon Co.	68,310	$3,681
Automobiles (0.7%)
Honda Motor Co., Ltd. ADR	60,570	2,198
Banks: Outside New York City (1.7%)
Fifth Third Bancorp	64,390	2,561
PNC Financial Services Group, Inc.	39,600	2,834
		5,395
Beverages: Soft Drinks (1.7%)
Coca Cola Co. (The)	105,010	5,493
Chemicals (3.9%)
Bayer AG ADR	135,010	10,166
E.I. Du Pont de Nemours & Co.	52,630	2,676
		12,842
Communications Equipment (1.1%)
Alcatel-Lucent ADR	244,480	3,423
Communications & Media (4.4%)
Time Warner, Inc.	384,110	8,082
Viacom, Inc., Class B	(a)147,056	6,122
		14,204
Communications Technology (0.5%)
Cisco Systems, Inc.	(a)60,090	1,673
Computer Services Software & Systems (1.3%)
Symantec Corp.	(a)202,730	4,095
Computer Technology (0.4%)
Hewlett-Packard Co.	26,429	1,179
Consumer Electronics (1.1%)
Yahoo!, Inc.	(a)135,757	3,683
Consumer Staples — Miscellaneous (0.4%)
Kimberly-Clark Corp.	21,510	1,439
Cosmetics (0.5%)
Estee Lauder Co., Inc. (The)	34,150	1,554
Diversified Financial Services (8.7%)
Bank of America Corp.	69,109	3,379
Citigroup, Inc.	175,850	9,019
JPMorgan Chase & Co.	213,104	10,325
Merrill Lynch & Co., Inc.	65,280	5,456
		28,179
Drugs & Pharmaceuticals (13.4%)
Abbott Laboratories	132,530	7,097
Bristol-Myers Squibb Co.	215,010	6,786
Eli Lilly & Co.	110,950	6,200
GlaxoSmithKline plc ADR	37,020	1,939
Pfizer, Inc.	98,750	2,525
Roche Holding AG ADR	40,440	3,586
Sanofi-Aventis ADR	26,020	1,048
Schering-Plough Corp.	299,900	9,129
Wyeth	94,260	5,405
		43,715
Electronics: Instruments Gauges & Meters (0.4%)
Applera Corp. - Celera Group	38,710	1,182

Electronics: Semi-Conductors/Components (1.3%)
Intel Corp.	97,661	$2,320
Micron Technology, Inc.	(a)153,370	1,922
		4,242
Energy Equipment (1.3%)
Schlumberger Ltd.	48,970	4,160
Energy — Miscellaneous (0.4%)
Devon Energy Corp.	17,080	1,337
Financial — Miscellaneous (4.0%)
Freddie Mac	101,980	6,190
Marsh & McLennan Cos., Inc.	225,820	6,974
		13,164
Foods (4.4%)
Cadbury Schweppes plc ADR	78,730	4,275
ConAgra Foods, Inc.	60,330	1,621
Kraft Foods, Inc.	104,648	3,689
Unilever N.V.	150,530	4,669
		14,254
Insurance (1.5%)
Travelers Cos., Inc. (The)	93,705	5,013
Insurance: Life (0.9%)
Cigna Corp.	53,660	2,802
Insurance: Multi-Line (2.4%)
Aegon N.V. (NY Shares)	72,490	1,424
Hartford Financial Services Group, Inc.	32,520	3,204
XL Capital Ltd., Class A	36,930	3,113
		7,741
Insurance: Property & Casualty (1.4%)
Chubb Corp.	82,730	4,479
Manufacturing (3.8%)
Siemens AG ADR	45,060	6,446
Tyco International Ltd.	(a)179,100	6,052
		12,498
Materials & Processing — Miscellaneous (0.9%)
Newmont Mining Corp.	78,010	3,047
Medical & Dental Instruments & Supplies (0.6%)
Boston Scientific Corp.	(a)138,430	2,124
Multi-Sector Companies (2.4%)
General Electric Co.	203,630	7,795
Oil: Integrated (6.3%)
ConocoPhillips	75,320	5,913
Exxon Mobil Corp.	38,700	3,246
Marathon Oil Corp.	36,480	2,187
Occidental Petroleum Corp.	60,720	3,515
Royal Dutch Shell plc ADR	68,870	5,592
		20,453
Retail (5.1%)
Amazon.com, Inc.	(a)43,840	2,999
Home Depot, Inc.	83,650	3,292
McDonald’s Corp.	37,020	1,879
Office Depot, Inc.	(a)46,098	1,397

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Large Cap Relative Value Portfolio

		Value
	Shares	(000)
Retail (cont’d)
Rite Aid Corp.	(a)88,480	$564
Wal-Mart Stores, Inc.	131,300	6,317
		16,448
Securities Brokerage & Services (1.4%)
Charles Schwab Corp. (The)	229,860	4,717
Soaps & Household Chemicals (0.9%)
Procter & Gamble Co.	50,230	3,074
Tobacco (1.2%)
Altria Group, Inc.	54,340	3,811
Utilities: Cable TV & Radio (1.3%)
Comcast Corp., Class A	(a)152,640	4,292
Utilities: Electrical (4.5%)
American Electric Power Co., Inc.	109,610	4,937
Entergy Corp.	55,882	5,999
FirstEnergy Corp.	57,780	3,740
		14,676
Utilities: Gas Pipelines (0.5%)
Williams Companies, Inc.	52,630	1,664
Utilities: Telecommunications (5.0%)
Embarq Corp.	29,216	1,851
France Telecom S.A. ADR	84,560	2,324
Sprint Nextel Corp.	216,705	4,488
Verizon Communications, Inc.	181,929	7,490
		16,153
Total Common Stocks (Cost $244,591)		301,879
Investment Company (0.7%)
iShares MSCI World Index Fund
(Cost $2,308)	158,010	2,293
Short-Term Investment (6.0%)
Investment Company (6.0%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $19,623)	(o)19,623,223	19,623
Total Investments (99.5%) (Cost $266,522)		323,795
Other Assets in Excess of Liabilities (0.5%)		1,684
Net Assets (100%)		$325,479

(a)	Non-income producing security.
(o)	See Note F to the financial statements regarding investment in Morgan
Stanley Growth Fund, Morgan Stanley Institutional Liquidity Government
Portfolio — Institutional Class and Morgan Stanley Institutional Liquidity
Money Market Portfolio — Institutional Class.
ADR	American Depositary Receipt

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*             Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments

Small Company Growth Portfolio

		Value
	Shares	(000)
Common Stocks (99.4%)
Aluminum (1.5%)
Kaiser Aluminum Corp.	(a)384,956	$28,056
Building: Cement (2.0%)
Texas Industries, Inc.	488,717	38,320
Cable Television Services (0.7%)
Charter Communications, Inc., Class A	(a)3,227,192	13,070
Casinos & Gambling (0.4%)
Lakes Entertainment, Inc.	(a)613,119	7,241
Commercial Information Services (1.5%)
Viad Corp.	665,340	28,057
Communications & Media (0.8%)
CKX, Inc.	(a)1,117,557	15,445
Communications Technology (0.8%)
Gmarket, Inc. ADR	(a)743,870	14,453
Computer Services Software & Systems (11.1%)
Bankrate, Inc.	(a)351,912	16,864
Blackboard, Inc.	(a)753,873	31,753
Convera Corp., Class A	(a)763,047	3,327
Equinix, Inc.	(a)723,485	66,177
Forrester Research, Inc.	(a)694,635	19,540
IHS, Inc., Class A	(a)1,290,856	59,379
Websense, Inc.	(a)771,984	16,405
		213,445
Consumer Electronics (0.8%)
CNET Networks, Inc.	(a)1,939,946	15,888
Consumer Staples — Miscellaneous (0.9%)
Peet’s Coffee & Tea, Inc.	(a)678,664	16,716
Diversified Financial Services (1.6%)
Endeavor Acquisition Corp.	(a)1,543,355	18,212
Grubb & Ellis Co.	(a)1,109,392	12,869
		31,081
Drugs & Pharmaceuticals (0.7%)
Noven Pharmaceuticals, Inc.	(a)555,177	13,019
Education Services (5.2%)
Ambassadors Group, Inc.	1,092,345	38,811
Strayer Education, Inc.	465,392	61,297
		100,108
Electronics: Medical Systems (1.0%)
Illumina, Inc.	(a)482,830	19,598
Electronics: Semi-Conductors/Components (2.0%)
Tessera Technologies, Inc.	(a)934,900	37,910
Electronics: Technology (3.2%)
Cogent Communications Group, Inc.	(a)1,676,788	50,086
comScore, Inc.	(a)453,065	10,488
		60,574
Engineering & Contracting Services (3.0%)
Grupo Aeroportuario del Sureste S.A. de CV ADR	1,184,957	58,442
Entertainment (2.6%)
Vail Resorts, Inc.	(a)815,449	49,636
Financial — Miscellaneous (2.3%)
Interactive Data Corp.	1,617,731	43,323
Forest Products (0.7%)
Deltic Timber Corp.	246,459	13,511

Homebuilding (2.5%)
Brookfield Homes Corp.	540,616	$15,727
Gafisa S.A. ADR	(a)1,052,022	32,823
		48,550
Hotel/Motel (3.0%)
Gaylord Entertainment Co.	(a)1,085,650	58,234
Industrial Products (0.7%)
Mueller Water Products, Inc., Class A	816,043	13,922
Insurance: Multi-Line (1.2%)
Greenlight Capital Re Ltd., Class A	(a)611,487	13,777
Pico Holdings, Inc.	(a)210,502	9,106
		22,883
Investment Management Companies (3.0%)
Greenhill & Co., Inc.	827,760	56,875
Leisure Time (4.8%)
Aruze Corp.	940,900	29,268
Pool Corp.	1,159,465	45,254
Premier Exhibitions, Inc.	(a)1,091,963	17,209
		91,731
Machinery: Industrial/Specialty (0.9%)
Middleby Corp.	(a)290,000	17,348
Medical & Dental Instruments & Supplies (3.0%)
Techne Corp.	(a)1,003,832	57,429
Oil: Crude Producers (0.7%)
GMX Resources, Inc.	(a)390,528	13,512
Oil: Integrated Domestic (1.1%)
Delta Petroleum Corp.	(a)1,101,329	22,115
Printing & Copying Services (1.1%)
VistaPrint Ltd.	(a)572,157	21,885
Publishing — Miscellaneous (3.2%)
Morningstar, Inc.	(a)1,313,758	61,779
Real Estate Investment Trusts (0.5%)
Consolidated-Tomoka Land Co.	137,806	9,549
Restaurants (4.7%)
BJ’s Restaurants, Inc.	(a)1,114,800	22,006
Jamba, Inc.	(a)2,771,312	25,330
P.F. Chang’s China Bistro, Inc.	(a)1,223,955	43,083
		90,419
Retail (10.3%)
AFC Enterprises	(a)1,552,798	26,848
Blue Nile, Inc.	(a)1,149,201	69,412
Citi Trends, Inc.	(a)920,097	34,927
Ctrip.com International Ltd. ADR	510,526	40,142
Krispy Kreme Doughnuts, Inc.	(a)1,458,310	13,504
NetFlix, Inc.	(a)656,720	12,734
		197,567
Services: Commercial (9.7%)
Advisory Board Co. (The)	(a)985,839	54,773
Ambassadors International, Inc.	635,342	21,132
Corporate Executive Board Co.	448,883	29,137
CoStar Group, Inc.	(a)752,036	39,768
Macquarie Infrastructure Co., LLC	791,516	32,832

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Small Company Growth Portfolio

		Value
	Shares	(000)
Services: Commercial (cont’d)
TravelCenters of America, LLC	(a)233,653	$9,451
		187,093
Steel (1.8%)
Chaparral Steel Co.	492,832	35,420
Technology — Miscellaneous (0.3%)
Housevalues, Inc.	(a)1,073,753	4,907
Telecommunications Equipment (1.8%)
SBA Communications Corp., Class A	(a)1,018,538	34,213
Toys (1.2%)
Marvel Entertainment, Inc.	(a)938,501	23,913
Transportation — Miscellaneous (0.4%)
Integrated Distribution Services Group Ltd.	2,602,000	8,219
Utilities: Telecommunications (0.7%)
FiberTower Corp.	(a)893,548	3,869
IDT Corp., Class B	885,088	9,134
		13,003
Total Common Stocks (Cost $1,592,720)		1,908,459
Preferred Stock (0.4%)
Biotechnology Research & Production (0.4%)
Microbia, Inc., Series F (Convertible)
(Cost $7,581)	(d)(l)1,212,976	7,581
Short-Term Investment (0.9%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $16,576)	(o)16,575,820	16,576
Total Investments (100.7%) (Cost $1,616,877)		1,932,616
Liabilities in Excess of Other Assets (-0.7%)		(12,925)
Net Assets (100%)		$1,919,691

(a)	Non-income producing security.
(d)	Security was valued at fair value — At June 30, 2007, the Portfolio held a fair valued security valued at $7,581,000, representing 0.4% of net assets.
(l)	Security has been deemed illiquid at June 30, 2007.
(o)	See Note F to the financial statements regarding investment in Morgan
Stanley Growth Fund, Morgan Stanley Institutional Government Portfolio
— Institutional Class and Morgan Stanley Institutional Liquidity Money
Market Portfolio — Institutional Class.
ADR	American Depositary Receipt

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*    Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments

Systematic Active Large Cap Core Portfolio

		Value
	Shares	(000)
Common Stocks (93.2%)
Aerospace & Defense (3.8%)
Boeing Co. (The)	368	$36
General Dynamics Corp.	566	44
Honeywell International, Inc.	543	31
Lockheed Martin Corp.	406	38
Northrop Grumman Corp.	496	39
Raytheon Co.	373	20
United Technologies Corp.	814	58
		266
Airlines (0.3%)
AMR Corp.	(a)(c)402	10
Continental Airlines, Inc., Class B	(a)(c)253	8
		18
Auto Components (0.9%)
Johnson Controls, Inc.	529	61
Biotechnology (1.5%)
Amgen, Inc.	(a)468	26
Genentech, Inc.	(a)233	18
Gilead Sciences, Inc.	(a)784	30
Invitrogen Corp.	(a)453	33
		107
Capital Markets (3.6%)
Goldman Sachs Group, Inc.	503	109
Lehman Brothers Holdings, Inc.	966	72
Merrill Lynch & Co., Inc.	856	72
		253
Chemicals (0.7%)
FMC Corp.	264	24
Monsanto Co.	368	25
Tronox, Inc., Class B	(c)20	@—
		49
Commercial Banks (0.3%)
Wells Fargo & Co.	636	22
Commercial Services & Supplies (0.5%)
Manpower, Inc.	350	32
Communications Equipment (3.1%)
ADC Telecommunications, Inc.	(a)(c)1,152	21
Cisco Systems, Inc.	(a)1,644	46
Corning, Inc.	(a)2,890	74
Motorola, Inc.	2,964	52
QUALCOMM, Inc.	459	20
		213
Computers & Peripherals (4.3%)
Apple, Inc.	(a)240	29
Hewlett-Packard Co.	2,789	125
International Business Machines Corp.	1,228	129
Lexmark International Group, Inc., Class A	(a)331	16
		299
Consumer Finance (0.4%)
American Express Co.	431	26
Diversified Financial Services (4.0%)
Bank of America Corp.	1,096	$53
CIT Group, Inc.	397	22
Citigroup, Inc.	1,929	99
JPMorgan Chase & Co.	1,870	91
Nasdaq Stock Market, Inc. (The)	(a)(c)574	17
		282
Diversified Telecommunication Services (2.9%)
AT&T, Inc.	3,688	153
Verizon Communications, Inc.	1,115	46
		199
Electric Utilities (1.4%)
Exelon Corp.	641	47
FirstEnergy Corp.	371	24
Pepco Holdings, Inc.	(c)932	26
		97
Electrical Equipment (0.3%)
General Cable Corp.	(a)297	22
Electronic Equipment & Instruments (1.8%)
Agilent Technologies, Inc.	(a)855	33
Arrow Electronics, Inc.	(a)795	30
Jabil Circuit, Inc.	1,015	22
Tektronix, Inc.	642	22
Vishay Intertechnology, Inc.	(a)1,056	17
		124
Energy Equipment & Services (1.8%)
Halliburton Co.	432	15
National-Oilwell Varco, Inc.	(a)284	30
Superior Energy Services, Inc.	(a)811	32
Transocean, Inc.	(a)473	50
		127
Food & Staples Retailing (2.2%)
CVS/Caremark Corp.	1,594	58
Safeway, Inc.	955	33
SUPERVALU, Inc.	1,154	53
Whole Foods Market, Inc.	(c)315	12
		156
Food Products (2.0%)
Corn Products International, Inc.	(c)800	36
General Mills, Inc.	512	30
Kraft Foods, Inc., Class A	921	33
Tyson Foods, Inc., Class A	1,649	38
		137
Health Care Equipment & Supplies (0.9%)
Advanced Medical Optics, Inc.	(a)(c)883	31
Kinetic Concepts, Inc.	(a)(c)587	30
		61
Health Care Providers & Services (4.6%)
Aetna, Inc.	434	21
Cigna Corp.	606	32
Express Scripts, Inc.	(a)498	25
Health Net, Inc.	(a)651	34
Humana, Inc.	(a)715	44

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Systematic Active Large Cap Core Portfolio

		Value
	Shares	(000)
Health Care Providers & Services (cont’d)
McKesson Corp.	629	$37
Quest Diagnostics, Inc.	926	48
UnitedHealth Group, Inc.	395	20
Wellpoint Health Networks, Inc.	(a)726	58
		319
Hotels, Restaurants & Leisure (2.2%)
Harrah’s Entertainment, Inc.	257	22
McDonald’s Corp.	1,568	80
Wyndham Worldwide Corp.	(a)892	32
Yum! Brands, Inc.	618	20
		154
Household Durables (1.4%)
Stanley Works (The)	529	32
Tempur-Pedic International, Inc.	(c)1,199	31
Whirlpool Corp.	293	33
		96
Household Products (0.3%)
Energizer Holdings, Inc.	(a)238	24
Independent Power Producers & Energy Traders (0.3%)
AES Corp. (The)	(a)1,019	22
Industrial Conglomerates (1.1%)
General Electric Co.	2,029	78
Information Technology Services (1.0%)
Accenture Ltd., Class A	830	35
Fidelity National Information Solutions, Inc.	656	36
		71
Insurance (6.5%)
Allstate Corp. (The)	558	34
American Financial Group, Inc.	795	27
American International Group, Inc.	783	55
Chubb Corp.	710	38
CNA Financial Corp.	1,145	55
Hartford Financial Services Group, Inc.	625	62
Loews Corp.	903	46
Metlife, Inc.	718	46
Philadelphia Consolidated Holding Corp.	(a)(c)585	24
Prudential Financial, Inc.	335	33
Travelers Co., Inc. (The)	609	33
		453
Internet & Catalog Retail (0.5%)
Expedia, Inc.	(a)1,088	32
Internet Software & Services (1.0%)
eBay, Inc.	(a)1,151	37
McAfee, Inc.	(a)948	33
		70
Leisure Equipment & Products (0.6%)
Penn National Gaming, Inc.	(a)(c)641	39
Machinery (2.6%)
AGCO Corp.	(a)489	21
Caterpillar, Inc.	321	25
Deere & Co.	436	$53
Ingersoll Rand Co., Ltd. Class A	680	37
Joy Global, Inc.	(c)412	24
The Manitowoc Co., Inc. (The)	265	22
		182
Media (2.8%)
Citadel Broadcasting Corp.	114	1
Comcast Corp., Class A	(a)2,269	64
Meredith Corp.	282	17
News Corp., Class A	1,477	31
Time Warner, Inc.	1,386	29
Walt Disney Co. (The)	1,488	51
		193
Metals & Mining (2.1%)
Alcan, Inc.	369	30
Alcoa, Inc.	319	13
Freeport-McMoran Copper & Gold, Inc.	209	17
Rio Tinto plc ADR	83	25
Southern Copper Corp.	(c)326	31
United States Steel LLC	302	33
		149
Multi-Utilities (0.2%)
Duke Energy Corp.	946	17
Multiline Retail (1.6%)
J.C. Penney Co., Inc.	497	36
Macy’s, Inc.	1,458	58
Nordstrom, Inc.	408	21
		115
Oil, Gas & Consumable Fuels (8.5%)
Anadarko Petroleum Corp.	342	18
Chevron Corp.	908	76
ConocoPhillips	1,428	112
Exxon Mobil Corp.	2,142	180
Hess Corp.	355	21
Marathon Oil Corp.	972	58
Overseas Shipholding Group, Inc.	(c)576	47
Spectra Energy Corp.	473	12
Valero Energy Corp.	907	67
		591
Personal Products (0.4%)
Alberto-Culver Co.	1,097	26
Pharmaceuticals (6.1%)
Bristol-Myers Squibb Co.	1,759	55
Johnson & Johnson	544	34
Merck & Co., Inc.	1,795	89
Pfizer, Inc.	1,687	43
Schering-Plough Corp.	1,662	51
Teva Pharmaceutical Industries Ltd. ADR	773	32
Thermo Fisher Scientific, Inc.	(a)1,137	59
Wyeth	1,025	59
		422

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Systematic Active Large Cap Core Portfolio

		Value
	Shares	(000)
Real Estate (0.6%)
Jones Lang LaSalle, Inc.	340	$39
Road & Rail (1.4%)
Burlington North Santa Fe Corp.	610	52
CSX Corp.	977	44
		96
Semiconductors & Semiconductor Equipment (1.4%)
Applied Materials, Inc.	1,031	20
Intel Corp.	1,597	38
Texas Instruments, Inc.	1,051	40
		98
Software (2.5%)
Citrix Systems, Inc.	(a)654	22
Microsoft Corp.	2,718	80
Oracle Corp.	(a)2,529	50
Synopsys, Inc.	(a)748	20
		172
Specialty Retail (0.9%)
Abercrombie & Fitch Co.	227	17
American Eagle Outfitters	1	@—
Men’s Wearhouse, Inc.	(c)850	43
		60
Textiles, Apparel & Luxury Goods (1.3%)
Nike, Inc., Class B	608	35
Polo Ralph Lauren Corp.	232	23
VF Corp.	356	33
		91
Thrifts & Mortgage Finance (1.4%)
Fannie Mae	702	46
Radian Group, Inc.	(c)661	36
Washington Mutual, Inc.	456	19
		101
Tobacco (3.2%)
Altria Group, Inc.	1,700	119
Loews Corp. - Carolina Group	1,075	83
Reynolds American, Inc.	281	19
		221
Total Common Stocks (Cost $5,611)		6,482

	Face
	Amount
	(000)
Short-Term Investments (14.2%)
Short-Term Debt Securities held as Collateral on Loaned Securities (6.9%)
AIG Match Funding Corp.,
5.30%, 7/17/07	$ (h)14	14
Alliance & Leicester plc,
5.33%, 7/9/07	(h)10	10
Anglo Irish Bank Corp. plc,
5.35%, 7/9/07	(p)5	5
Bancaja,
5.36%, 7/19/07	(h)5	5
Banco Bilbao Vizcaya Argentaria,
5.44%, 7/2/07	$1	$1
Bank of New York Co., Inc.,
5.32%, 7/10/07	(h)5	5
BASF AG,
5.36%, 10/22/07	(h)5	5
Bear Stearns & Co., Inc.,
5.38%, 7/16/07	(h)10	10
BNP Paribas plc,
5.35%, 8/20/07	(h)10	10
CAM US Finance S.A. Unipersonal,
5.36%, 7/3/07	(h)19	19
CIC, New York,
5.30%, 7/3/07	(h)7	7
CIT Group Holdings,
5.37%, 7/18/07	(h)18	18
Credit Suisse First Boston, New York,
5.32%, 7/2/07	(h)10	10
Dexia Bank, New York,
5.32%, 7/2/07	(h)10	10
Dresdner Bank, London,
5.42%, 7/2/07	19	19
Ebbets Funding LLC,
5.32%, 7/17/07	(p)10	10
First Tennessee Bank,
5.33%, 7/17/07	(h)5	5
5.34%, 7/17/07	(h)20	20
Glitner Banki hf,
5.35%, 7/20/07	(h)10	10
Goldman Sachs Group, Inc.,
5.37%, 7/16/07	(h)5	5
5.50%, 7/2/07	(h)9	9
HSBC Finance Corp.,
5.33%, 7/6/07	(h)5	5
IBM Corp.,
5.29%, 7/9/07	(h)20	20
Macquarie Bank Ltd.,
5.34%, 7/23/07	(h)10	10
Marshall & Ilsley Bank,
5.37%, 12/17/07	10	10
Merrill Lynch & Co.,
5.45%, 7/2/07	(h)6	6
Metropolitan Life Global Funding,
5.31%, 7/23/07	(h)15	15
Natexis Banques Populaires, New York,
5.33%, 7/2/07	(h)10	10
National Australia Bank Ltd.,
5.31%, 7/9/07	(h)7	7
National City Bank Cleveland,
5.32%, 7/2/07	(h)5	5
National Rural Utilities Cooperative Finance Corp.,
5.33%, 7/2/07	(h)19	19
Nationwide Building Society,
5.44%, 9/28/07	(h)11	11
National Bank of Canada,
5.31%, 7/2/07	(h)19	19

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Systematic Active Large Cap Core Portfolio

	Face
	Amount	Value
	(000)	(000)
Short-Term Debt Securities held as Collateral on Loaned Securities (cont’d)
Norinchukin Bank, New York,
5.32%, 7/26/07	$19	$19
Old Fine Funding,
5.32%, 7/24/07	(p)10	10
Rheingold Securitization,
5.32%, 7/16/07	(p)10	10
Scaldis Capital LLC,
5.34%, 7/20/07	(p)8	8
5.34%, 7/23/07	(p)5	5
Sheffield Receivable Corp.,
5.31%, 7/12/07	(p)24	24
Skandi, New York,
5.32%, 7/9/07	(h)10	10
Societe Generale, New York,
5.30%, 7/31/07	(h)23	23
Ticonderoga Funding LLC,
5.34%, 7/25/07	(p)7	7
Unicredito Delaware, Inc.,
5.33%, 7/16/07	(h)11	11
Unicredito Italiano Bank (Ireland) plc,
5.34%, 7/9/07	(h)7	7
		478

	Shares
Investment Company (7.3%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(o)510,941	511
Total Short Term Investments (Cost $989)		989
Total Investments (107.4%) (Cost $6,600) including $467 of Securities Loaned		7,471
Liabilities in Excess of Other Assets (7.4%)		(514)
Net Assets (100%)		$6,957

(a)	Non-income producing security.
(c)	All or portion of security on loan at June 30, 2007.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate.
(o)

See Note F to the financial statements regarding investment in Morgan Stanley Growth Fund, Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class and Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.

(p)	The rate shown is the effective yield at the date of purchase.
@	Value is less than $500.
ADR	American Depositary Receipt

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
E-Mini S&P 500	5	$379	Sep-07	$(2)

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*       Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments

Systematic Active Small Cap Core Portfolio

		Value
	Shares	(000)
Common Stock (94.5%)
Advertising Agencies (0.4%)
InVentiv Health, Inc.	(a)753	$28
Aerospace (0.3%)
Sequa Corp., Class A	(a)210	23
Aerospace/Defense-Equipment (0.2%)
MTC Technologies, Inc.	(a)(c)491	12
Air Transport (2.3%)
AAR Corp.	(c)1,482	49
Alaska Air Group, Inc.	(a)1,387	39
Bristow Group, Inc.	(a)536	26
Republic Airways Holdings, Inc.	(a)795	16
Skywest, Inc.	1,267	30
		160
Auto Parts: After Market (0.6%)
Commercial Vehicle Group, Inc.	(a)(c)515	10
Keystone Automotive Industries, Inc.	(a)(c)492	20
Superior Industries International, Inc.	(c)630	14
		44
Auto Parts: Original Equipment (0.1%)
Noble International, Ltd.	304	6
Auto Trucks & Parts (1.5%)
American Axle & Manufacturing Holdings, Inc.	(c)1,987	59
Lear Corp.	(a)1,230	44
		103
Banks: New York City (0.6%)
Community Bank System, Inc.	(c)1,945	39
Banks: Outside New York City (5.7%)
BankFinancial Corp.	(c)2,553	39
Boston Private Financial Holdings, Inc.	(c)1,795	48
Centennial Bank Holdings, Inc.	(a)(c)3,568	30
First Bancorp/Puerto Rico	(c)4,444	49
First Community Bancorp, Inc./CA	(c)940	54
1st Source Corp.	342	9
ITLA Capital Corp.	109	6
Omega Financial Corp	(c)1,419	38
Oriental Financial Group	2,796	31
Simmons First National Corp., Class A	476	13
Sun Bancorp, Inc./NJ	(a)(c)664	11
Susquehanna Bancshares, Inc.	(c)982	22
Umpqua Holdings Corp.	(c)1,952	46
		396
Biotechnology Research & Production (2.6%)
Albany Molecular Research, Inc.	(a)3,636	54
Applera Corp. — Celera Group	(a)656	8
Kendle International, Inc.	(a)(c)1,529	56
Martek Biosciences Corp.	(a)(c)1,216	32
Nabi Biopharmaceuticals	(a)(c)5,787	27
		177
Building Materials (0.9%)
Ameron International Corp.	(c)317	29
Building Materials Holding Corp.	(c)452	6
NCI Building Systems, Inc.	(a)(c)626	$31
		66
Building: Air Conditioning (0.2%)
Comfort Systems USA, Inc.	821	12
Business & Consumer Discretionary — Miscellaneous (0.3%)
Core-Mark Holding Co., Inc.	(a)529	19
Casinos & Gambling (0.0%)
Magna Entertainment Corp., Class A	(a)1,095	3
Chemicals (1.6%)
Arch Chemicals, Inc.	570	20
PolyOne Corp.	(a)(c)6,251	45
Spartech Corp.	1,518	40
Stepan Co.	216	7
		112
Commercial Information Services (0.6%)
CMGI, Inc.	(a)(c)21,825	43
Communications Technology (2.3%)
3Com Corp.	(a)13,330	55
Black Box Corp.	684	28
Cbeyond, Inc.	(a)(c)1,495	58
UTstarcom, Inc.	(a)(c)3,122	17
		158
Computer Services Software & Systems (5.7%)
Agile Software Corp.	(a)(c)7,623	61
Anixter International, Inc.	(a)(c)918	69
Ariba, Inc.	(a)(c)5,905	58
CACI International, Inc., Class A	(a)(c)428	21
COMSYS IT Partners, Inc.	(a)476	11
JDA Software Group, Inc.	(a)3,176	62
Mantech International Corp., Class A	(a)481	15
Mentor Graphics Corp.	(a)925	12
Openwave Systems, Inc.	(c)2,886	18
Perot Systems Corp., Class A	(a)2,979	51
Schawk, Inc.	(c)676	14
		392
Computer Technology (1.9%)
Hutchinson Technology, Inc.	(a)(c)607	12
Imation Corp.	580	21
Komag, Inc.	(a)(c)1,381	44
Palm, Inc.	(a)(c)3,258	52
		129
Construction (0.5%)
Dycom Industries, Inc.	(a)1,082	32
Consumer Electronics (0.6%)
Earthlink, Inc.	(a)4,666	35
iPass, Inc.	(a)1,735	9
		44
Consumer Staples — Miscellaneous (1.6%)
American Greetings Corp. Class A	(c)1,626	46
CSS Industries, Inc.	595	24
Prestige Brands Holdings, Inc.	3,020	39
		109

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Systematic Active Small Cap Core Portfolio

		Value
	Shares	(000)
Containers & Packaging: Paper & Plastic (0.2%)
Graphic Packaging Corp.	2,766	$13
Copper (0.3%)
Mueller Industries, Inc.	710	24
Diversified Financial Services (0.7%)
First Niagara Financial Group, Inc.	3,857	50
Drugs & Pharmaceuticals (3.0%)
Alpharma, Inc., Class A	2,155	56
Medarex, Inc.	(a)1,863	27
OSI Pharmaceuticals, Inc.	(a)1,702	61
Perrigo Co.	3,122	61
		205
Electrical Equipment & Components (0.8%)
Greatbatch, Inc.	(a)(c)512	16
RF Micro Devices, Inc.	(a)(c)6,837	43
		59
Electronics (0.1%)
Multi-Fineline Electronix, Inc.	(a)(c)499	9
Electronics: Medical Systems (0.7%)
Datascope Corp.	384	15
Hologic, Inc.	(a)359	20
Zoll Medical Corp.	(a)736	16
		51
Electronics: Semi-Conductors/Components (1.5%)
Genesis Microchip, Inc.	(a)(c)1,056	10
IXYS Corp.	(a)1,404	12
Plexus Corp.	(a)704	16
Silicon Storage Technology, Inc.	(a)8,973	33
Skyworks Solutions, Inc.	(a)(c)4,325	32
		103
Electronics: Technology (2.2%)
Checkpoint Systems, Inc.	(a)1,319	33
Cogent Communications Group, Inc., Class A	(a)1,279	38
EDO Corp.	(c)635	21
Omnivision Technologies, Inc.	(a)(c)2,769	50
Zygo Corp.	(a)(c)542	8
		150
Energy — Miscellaneous (1.8%)
Alon USA Energy, Inc.	1,575	69
Callon Petroleum Co.	(a)(c)675	10
Harvest Natural Resources, Inc.	(a)(c)877	10
Mariner Energy, Inc.	(a)805	20
Swift Energy Co.	(a)418	18
		127
Entertainment (1.4%)
Bluegreen Corp.	(a)(c)3,561	42
Carmike Cinemas	(c)202	4
Take-Two Interactive Software, Inc.	(a)(c)2,433	49
		95
Equipment — Miscelleneous(0.6%)
Cabela’s, Inc., Class A	(a)(c)1,868	41
Finance Companies (0.4%)
Accredited Home Lenders Holding Co.	(a)(c)935	13
Asta Funding, Inc.	(c)481	$18
		31
Financial — Miscellaneous (1.0%)
Aspen Insurance Holdings, Ltd.	458	13
Federal Agricultural Mortgage Corp., Class C	213	7
Montpelier Re Holdings Ltd.	689	13
Odyssey Re Holdings Corp.	277	12
Platinum Underwriters Holdings Ltd.	368	13
United Community Financial Corp./OH	645	6
Westfield Financial, Inc.	(c)665	7
		71
Foods (0.4%)
Pilgrim’s Pride Corp.	710	27
Forest Products (0.2%)
Universal Forest Products, Inc.	297	13
Health Care Facilities (0.8%)
Psychiatric Solutions, Inc.	(a)1,422	52
Health Care Management Services (0.2%)
Molina Healthcare, Inc.	(a)564	17
Health Care — Miscellaneous (0.1%)
Medical Action Industries, Inc.	(a)439	8
Health Care Services (0.8%)
Bio-Reference Labs, Inc.	(a)(c)1,000	27
Sunrise Senior Living, Inc.	(a)(c)647	26
		53
Homebuilding (0.9%)
Hanover Compressor Co.	(a)(c)1,788	43
WCI Communities, Inc.	(a)1,140	19
		62
Hotel/Motel (0.7%)
Lodgian, Inc.	(a)(c)3,381	51
Household Furnishings (0.4%)
Hooker Furniture Corp.	(c)361	8
La-Z-Boy, Inc.	(c)1,115	13
Lifetime Brands, Inc.	(c)228	4
		25
Industrial Products (0.5%)
A.M. Castle & Co.	892	32
Insurance: Life (0.6%)
Kansas City Life Insurance Co.	(c)49	2
Presidential Life Corp.	(c)2,065	41
		43
Insurance: Multi-Line (0.0%)
Independence Holding Co.	129	3
Insurance: Property & Casualty (2.5%)
Commerce Group, Inc.	1,862	64
Ohio Casualty Corp.	1,852	80
Selective Insurance Group	(c)962	26
		170
Investment Management Companies (1.6%)
Apollo Investment Corp.	(c)2,363	51
Capital Southwest Corp.	(c)126	20

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Systematic Active Small Cap Core Portfolio

		Value
	Shares	(000)
Investment Management Companies (cont’d)
Friedman Billings Ramsey & Co.	(c)5,860	$32
Gladstone Capital Corp.	248	5
		108
Leisure Time (0.1%)
Steinway Musical Instruments	142	5
Machine Tools (0.5%)
Regal-Beloit Corp.	(c)791	37
Machinery & Engineering (0.5%)
Applied Industrial Technologies, Inc.	1,090	32
Machinery: Engines (0.8%)
Briggs & Stratton Corp.	(c)1,830	58
Machinery: Oil Well Equipment & Services (1.1%)
Lufkin Industries, Inc.	637	41
Oil States International, Inc.	(a)774	32
		73
Manufactured Housing (0.1%)
Skyline Corp.	(c)288	9
Manufacturing (1.2%)
Acuity Brands, Inc.	759	46
EnPro Industries, Inc.	(a)798	34
		80
Materials & Processing — Miscellaneous (0.7%)
Rogers Corp.	(a)(c)462	17
USEC, Inc.	(a)(c)1,526	34
		51
Medical & Dental Instruments & Supplies (1.7%)
Inverness Medical Innovations, Inc.	(a)(c)1,072	55
Sonic Innovations, Inc.	(a)(c)820	7
STERIS Corp.	1,731	53
		115
Medical Services (0.4%)
Magellan Health Services, Inc.	(a)621	29
Metal Fabricating (0.7%)
Encore Wire Corp.	(c)556	16
Ryerson, Inc.	(c)952	36
		52
Office Furniture & Business Equipment (0.9%)
Herman Miller, Inc.	775	24
IKON Office Solutions, Inc.	2,348	37
		61
Oil & Gas Drilling (0.3%)
Pioneer Drilling Co.	(c)1,345	20
Oil: Crude Producers (0.7%)
Edge Petroleum Corp.	(a)(c)595	8
Stone Energy Corp.	(a)1,215	42
		50
Paper (0.4%)
Rock-Tenn Co.	866	27
Production Technology Equipment (0.6%)
Credence Systems Corp.	(a)(c)11,340	41
Publishing — Miscellaneous (0.7%)
Scholastic Corp.	(a)1,365	$49
Real Estate Investment Trusts (REIT) (6.5%)
American Financial Realty Trust REIT	(c)4,960	51
Anthracite Capital, Inc. REIT	1,057	12
BioMed Realty Trust, Inc. REIT	(c)1,975	50
Deerfield Triarc Capital Corp. REIT	(c)2,663	39
Equity One, Inc. REIT	(c)1,719	44
Innkeepers USA Trust REIT	2,296	41
Lexington Realty Trust REIT	(c)2,446	51
Pennsylvania Real Estate Investment Trust REIT	(c)1,182	52
RAIT Investment Trust REIT	1,868	49
Realty Income Corp. REIT	(c)2,087	52
Tarragon Corp.	(a)(c)850	7
		448
Restaurants (1.0%)
Bob Evans Farms, Inc.	1,406	52
O’Charleys, Inc.	699	14
		66
Retail (5.0%)
Bon-Ton Stores, Inc. (The)	256	10
Borders Group, Inc.	(c)2,501	48
Brown Shoe Co., Inc.	267	6
Cato Corp. (The), Class A	1,674	37
Central Garden & Pet Co., Class A	(a)856	10
Charming Shoppes, Inc.	(a)4,436	48
Conn’s, Inc.	(a)(c)573	16
Jo-Ann Stores, Inc.	229	7
Lawson Products, Inc.	228	9
Pantry, Inc. (The)	(a)(c)345	16
Payless Shoesource, Inc.	(a)1,743	55
Regis Corp.	1,058	40
Shoe Carnival, Inc.	(a)333	9
Stein Mart, Inc.	(c)1,451	18
World Fuel Services Corp.	477	20
		349
Savings & Loan (0.8%)
Flagstar Bancorp, Inc.	1,039	13
KNBT Bancorp, Inc.	(c)755	11
NewAlliance Bancshares, Inc.	(c)1,976	29
		53
Services: Commercial (3.8%)
AMN Healthcare Services, Inc.	(a)(c)666	15
BearingPoint, Inc.	(a)(c)3,627	27
Kelly Services, Inc., Class A	1,354	37
Kforce, Inc.	(a)(c)3,710	59
Labor Ready, Inc.	(a)1,055	24
Live Nation, Inc.	(a)2,398	54
MPS Group, Inc.	(a)1,177	16
PHH Corp.	(a)1,094	34
		266
Steel (0.5%)
Schnitzer Steel Industries, Inc.	(c)443	21

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Systematic Active Small Cap Core Portfolio

		Value
	Shares	(000)
Steel (cont’d)
Wheeling-Pittsburgh Corp.	(a)(c)609	$12
		33
Telecommunications Equipment (1.5%)
Andrew Corp.	(a)4,894	70
MasTec, Inc.	(a)(c)1,335	21
Powerwave Technologies, Inc.	(a)(c)1,592	11
		102
Textile Apparel Manufacturers (1.2%)
Kellwood Co.	(c)604	17
Warnaco Group, Inc. (The)	(a)1,751	69
		86
Textile Products (0.2%)
Unifirst Corp.	277	12
Tobacco (0.5%)
Alliance One International, Inc.	(a)1,377	14
Universal Corp.	334	20
		34
Transportation — Miscellaneous (0.7%)
Pacer International, Inc.	1,640	39
Saia, Inc.	(a)495	13
		52
Truckers (0.4%)
Arkansas Best Corp.	(c)237	9
Old Dominion Freight Line, Inc.	(a)(c)592	18
		27
Utilities: Electrical (1.8%)
PNM Resources, Inc.	1,852	51
Unisource Energy Corp.	592	20
Westar Energy, Inc.	2,260	55
		126
Utilities: Gas Distributors (1.1%)
Laclede Group, Inc. (The)	(c)579	18
New Jersey Resources Corp.	(c)388	20
Northwestern Corp.	(c)520	17
WGL Holdings, Inc.	(c)618	20
		75
Utilities: Telecommunications (0.1%)
North Pittsburgh Systems, Inc.	(c)422	9
Wholesale & International Trade (0.5%)
Central European Distribution Corp.	(a)(c)1,003	35
Wholesalers (2.5%)
BlueLinx Holdings, Inc.	(c)761	8
Bowater, Inc.	(c)2,523	63
United Stationers Supply, Inc.	(a)928	62
Watsco, Inc.	772	42
		175
Total Common Stocks (Cost $6,321)		6,537

	Face
	Amount	Value
	(000)	(000)
Short-Term Investments (37.8%)
Short-Term Debt Securities held as Collateral on Loaned Securities (32.7%)
AIG Match Funding Corp.,
5.30%, 7/17/07	$ (h)65	$65
Alliance & Leicester plc,
5.33%, 7/9/07	(h)47	47
Anglo Irish Bank Corp. plc,
5.35%, 7/9/07	(p)23	23
Bancaja,
5.36%, 7/19/07	(h)23	23
Banco Bilbao Vizcaya Argentaria,
5.44%, 7/2/07	3	3
Bank of New York Co., Inc.,
5.32%, 7/10/07	(h)23	23
BASF AG,
5.36%, 10/22/07	(h)23	23
Bear Stearns & Co., Inc.,
5.38%, 7/16/07	(h)46	46
BNP Paribas plc,
5.35%, 8/20/07	(h)46	46
CAM US Finance S.A. Unipersonal,
5.36%, 7/03/07	(h)93	93
CIC, New York,
5.30%, 7/3/07	(h)33	33
CIT Group Holdings,
5.37%, 7/18/07	(h)84	84
Credit Suisse First Boston, New York,
5.32%, 7/2/07	(h)47	47
Dexia Bank, New York,
5.32%, 7/2/07	(h)47	47
Dresdner Bank, London,
5.42%, 7/2/07	93	93
Ebbets Funding LLC,
5.32%, 7/17/07	(p)47	47
First Tennessee Bank,
5.33%, 7/17/07	(h)23	23
5.34%, 7/17/07	(h)93	93
Glitner Banki hf,
5.35%, 7/20/07	(h)47	47
Goldman Sachs Group, Inc.,
5.37%, 7/16/07	(h)23	23
5.50%, 7/2/07	(h)44	44
HSBC Finance Corp.,
5.33%, 7/6/07	(h)23	23
IBM Corp.,
5.29%, 7/9/07	(h)93	93
Macquarie Bank Ltd.,
5.34%, 7/23/07	(h)47	47
Marshall & Ilsley Bank,
5.37%, 12/17/07	47	47
Merrill Lynch & Co.,
5.45%, 7/2/07	(h)28	28
Metropolitan Life Global Funding,
5.31%, 7/23/07	(h)70	70
Natexis Banques Populaires, New York,
5.33%, 7/2/07	(h)46	46
National Australia Bank Ltd.,
5.31%, 7/9/07	(h)35	35

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Systematic Active Small Cap Core Portfolio

	Face
	Amount	Value
	(000)	(000)
Short-Term Debt Securities held as Collateral on Loaned Securities (cont’d)
National City Bank Cleveland,
5.32%, 7/2/07	$ (h)23	$23
National Rural Utilities Cooperative Finance Corp.,
5.33%, 7/2/07	(h)93	93
Nationwide Building Society,
5.44%, 9/28/07	(h)54	54
National Bank of Canada,
5.31%, 7/2/07	(h)93	93
Norinchukin Bank, New York,
5.32%, 7/26/07	93	93
Old Fine Funding,
5.32%, 7/24/07	(p)46	46
Rheingold Securitization,
5.32%, 7/16/07	(p)46	46
Scaldis Capital LLC,
5.34%, 7/20/07	(p)38	38
5.34%, 7/23/07	(p)23	23
Sheffield Receivable Corp.,
5.31%, 7/12/07	(p)116	116
Skandi, New York,
5.32%, 7/9/07	(h)47	47
Societe Generale, New York,
5.30%, 7/31/07	(h)112	112
Ticonderoga Funding LLC,
5.34%, 7/25/07	(p)31	31
Unicredito Delaware, Inc.,
5.33%, 7/16/07	(h)51	51
Unicredito Italiano Bank (Ireland) plc,
5.34%, 7/9/07	(h)33	33
		2,261

	Shares
Investment Company (5.1%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(o)352,780	353
Total Short-Term Investments (Cost $2,614)		2,614
Total Investments (132.3%) (Cost $8,935) — including $2,196 of Securities Loaned		9,151
Liabilities in Excess of Other Assets (-32.3%)		(2,234)
Net Assets (100%)		$6,917

(a)	Non-income producing security.
(c)	All or portion of security on loan at June 30, 2007.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2007.
(o)

See Note F to the financial statements regarding investment in Morgan Stanley Growth Fund, Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class and Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.

(p)	The rate shown is the effective yield at the date of purchase.
REIT	Real Estate Investment Trust

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
E-Mini Russell 2000	2	$168	Sep-07	$ @—

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*       Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments

Systematic Active Small Cap Growth Portfolio

		Value
	Shares	(000)
Common Stocks (92.8%)
Aerospace (0.8%)
Esterline Technologies Corp.	(a)(c)1,266	$61
Air Transport (1.0%)
AAR Corp.	(a)(c)1,213	40
Alaska Air Group, Inc.	(a)505	14
ExpressJet Holdings, Inc.	(a)1,786	11
Skywest, Inc.	523	12
		77
Auto Parts: After Market (0.4%)
Keystone Automotive Industries, Inc.	(a)(c)800	33
Auto Parts: Original Equipment (0.1%)
Noble International Ltd.	310	6
Auto, Trucks & Parts (0.6%)
Accuride Corp.	(a)991	15
Lear Corp.	(a)779	28
		43
Automobiles (0.2%)
Navistar International Corp.	(a)252	17
Banks: Outside New York City (1.6%)
International Bancshares Corp.	(c)1,762	45
Investors Bancorp, Inc.	(a)(c)1,051	14
Southside Bancshares, Inc.	(c)278	6
SVB Financial Group	(a)(c)742	40
Wintrust Financial Corp.	(c)320	14
		119
Biotechnology Research & Production (3.4%)
Albany Molecular Research, Inc.	(a)(c)1,823	27
Digene Corp.	(a)1,163	70
Idenix Pharmaceuticals, Inc.	(a)2,308	14
Kendle International, Inc.	(a)(c)1,556	57
Lexicon Pharmaceuticals, Inc.	(a)(c)12,795	41
Martek Biosciences Corp.	(a)(c)576	15
PRA International	(a)(c)661	17
Telik, Inc.	(a)(c)4,839	16
		257
Building Materials (0.1%)
NCI Building Systems, Inc.	(a)(c)232	11
Building: Plumbing & Heating (0.4%)
Interline Brands, Inc.	(a)(c)1,147	30
Casinos & Gambling (0.6%)
MTR Gaming Group, Inc.	(a)611	9
Pinnacle Entertainment, Inc.	(a)1,173	33
		42
Chemicals (1.2%)
Arch Chemicals, Inc.	410	14
Hercules, Inc.	(a)3,129	62
Olin Corp.	714	15
		91
Coal (0.7%)
Alpha Natural Resources, Inc.	(a)1,393	29
International Coal Group, Inc.	(a)(c)3,085	18
Westmoreland Coal Co.	(a)166	$5
		52
Commercial Information Services (0.2%)
infoUSA, Inc.	(c)1,377	14
Communications & Media (0.8%)
Cbeyond Communications	(a)(c)1,527	59
Communications Technology (1.3%)
RealNetworks, Inc.	(a)1,733	14
SAVVIS, Inc.	(a)574	28
Standard Micosystems Corp.	(a)(c)572	20
Tekelec	(a)(c)1,001	14
UTstarcom, Inc.	(a)(c)3,139	18
		94
Computer Services Software & Systems (7.5%)
Agile Software Corp.	(a)(c)7,838	63
Anixter International, Inc.	(a)(c)906	68
CACI International, Inc., Class A	(a)(c)704	34
COMSYS IT Partners, Inc.	(a)(c)491	11
iGate Corp.	(a)(c)2,680	22
JDA Software Group, Inc.	(a)2,588	51
Manhattan Associates, Inc.	(a)1,993	56
Mantech International Corp., Class A	(a)393	12
Mercury Computer Systems, Inc.	(a)(c)531	6
Ness Technologies, Inc.	(a)(c)3,361	44
Progress Software Corp.	(a)1,434	46
Schawk, Inc.	(c)663	13
SRA International, Inc.	(a)(c)1,447	37
Vignette Corp.	(a)2,683	51
Wind River Systems, Inc.	(a)(c)4,552	50
		564
Computer Technology (1.3%)
Brocade Communications Systems, Inc.	(a)1,693	13
EGL, Inc.	(a)1,223	57
Komag, Inc.	(a)(c)657	21
Radisys Corp.	(a)(c)807	10
		101
Construction (0.4%)
Granite Construction, Inc.	439	28
Consumer Electronics (1.2%)
Infospace, Inc.	(c)2,287	53
iPass, Inc.	(a)(c)6,968	38
		91
Consumer Staples — Miscellaneous (0.4%)
ACCO Brands Corp.	(a)(c)573	13
Jarden Corp.	(a)(c)343	15
		28
Containers & Packaging: Paper & Plastic (0.8%)
Silgan Holdings, Inc.	1,109	61
Copper (0.2%)
Mueller Industries, Inc.	419	14
Cosmetics (0.0%)
Parlux Fragrances, Inc.	(a)404	2

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Systematic Active Small Cap Growth Portfolio

		Value
	Shares	(000)
Diversified Financial Services (0.7%)
Knight Capital Group, Inc.	(a)3,295	$55
Diversified Materials & Processing (0.4%)
Brush Engineered Materials, Inc.	(a)(c)704	30
Drug & Grocery Store Chains (0.2%)
Casey’s General Stores, Inc.	449	12
Drugs & Pharmaceuticals (4.4%)
Hi-Tech Pharmacal Co., Inc.	(a)(c)1,156	14
Medicis Pharmaceuticals, Class A	(c)1,485	45
OSI Pharmaceuticals, Inc.	(a)2,082	75
Perrigo Co.	(c)2,864	56
Pharmion Corp.	(a)(c)1,966	57
Salix Pharmaceuticals Ltd.	(a)(c)3,893	48
Valeant Pharmaceuticals International	2,320	39
		334
Education Services (1.0%)
Corinthian Colleges, Inc.	(a)(c)4,684	76
Electrical & Electronics (0.3%)
TTM Technologies, Inc.	(a)(c)1,781	23
Electrical Equipment & Components (0.7%)
Greatbatch, Inc.	(a)(c)514	17
RF Micro Devices, Inc.	(a)(c)5,126	32
		49
Electronics (0.2%)
Avid Technology, Inc.	(a)(c)411	15
Electronics: Instruments Gauges & Meters (0.2%)
Watts Water Technologies, Inc., Class A	(c)372	14
Electronics: Medical Systems (1.1%)
Bruker BioSciences Corp.	(a)5,803	52
Candela Corp.	(a)(c)1,236	15
Zoll Medical Corp.	(a)726	16
		83
Electronics: Semi-Conductors/Components (3.7%)
Amkor Technology, Inc.	(a)3,582	56
Benchmark Electronics, Inc.	(a)1,653	37
Genesis Microchip, Inc.	(a)(c)1,471	14
Ikanos Communications, Inc.	(a)1,986	15
IXYS Corp.	(a)(c)1,022	9
ON Semiconductor Corp.	(a)(c)5,689	61
Photon Dynamics, Inc.	(a)(c)316	3
Plexus Corp.	(a)2,054	47
Skyworks Solutions, Inc.	(a)(c)4,436	33
		275
Electronics: Technology (1.4%)
EDO Corp.	1,048	35
Omnivision Technologies, Inc.	(a)(c)3,306	60
Secure Computing Corp.	(a)1,367	10
		105
Energy — Miscellaneous (1.6%)
Alon USA Energy, Inc.	1,210	53
Energy Partners Ltd.	(a)707	12
Helix Energy Solutions Group, Inc.	(a)360	14
Mariner Energy, Inc.	(a)1,141	$28
Swift Energy Co.	(a)315	13
		120
Entertainment (0.6%)
Take-Two Interactive Software, Inc.	(a)(c)2,245	45
Finance Companies (0.3%)
Asta Funding, Inc.	(c)526	20
Financial — Miscellaneous (0.8%)
Advanta Corp., Class B	1,457	45
Harris & Harris Group, Inc.	(a)(c)1,285	15
		60
Food Products (0.4%)
Darling International, Inc.	(a)3,208	29
Forest Products (0.2%)
Universal Forest Products, Inc.	379	16
Glass (0.4%)
Apogee Enterprises, Inc.	1,000	28
Health Care Facilities (1.2%)
Medcath Corp.	(a)630	20
Psychiatric Solutions, Inc.	(a)1,825	66
VistaCare, Inc., Class A	(a)(c)527	5
		91
Health Care Management Services (0.4%)
Centene Corp.	(a)253	6
Molina Healthcare, Inc.	(a)463	14
Sierra Health Services, Inc.	(a)242	10
		30
Health Care — Miscellaneous (0.3%)
Medical Action Industries, Inc.	(a)540	10
NBTY, Inc.	(a)365	16
		26
Health Care Services (1.5%)
Amedisys, Inc.	(a)(c)1,166	42
Matria Healthcare, Inc.	(a)(c)216	7
Sunrise Senior Living, Inc.	(a)(c)1,558	62
		111
Homebuilding (0.3%)
Brookfield Homes Corp.	(c)463	14
M/I Homes, Inc.	(c)347	9
		23
Hotel/Motel (0.2%)
Lodgian, Inc.	(a)(c)971	15
Household Furnishings (0.4%)
American Woodmark Corp.	(c)286	10
Lifetime Brands, Inc.	890	18
		28
Identification Control & Filter Devices (0.1%)
X-Rite, Inc.	387	6
Industrial Products (0.6%)
A.M. Castle & Co.	1,340	48

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Systematic Active Small Cap Growth Portfolio

		Value
	Shares	(000)
Insurance: Multi-Line (0.4%)
Corvel Corp.	(a)276	$7
HealthExtras, Inc.	(a)670	20
		27
Investment Management Companies (0.8%)
Jefferies Group, Inc.	539	15
National Financial Partners Corp.	(c)1,036	48
		63
Machine Tools (0.2%)
Regal-Beloit Corp.	(c)304	14
Machinery & Engineering (0.9%)
Applied Industrial Technologies, Inc.	1,278	38
Sauer-Danfoss, Inc.	(c)939	28
		66
Machinery: Industrial/Specialty (1.0%)
Astec Industries, Inc.	(a)(c)1,326	56
Columbus McKinnon Corp.	(a)528	17
		73
Machinery: Oil Well Equipment & Services (1.5%)
Complete Production Services, Inc.	(a)2,298	59
Gulf Island Fabrication, Inc.	(c)366	13
Oil States International, Inc.	(a)350	15
W-H Energy Services, Inc.	(a)394	24
		111
Machinery: Specialty (0.4%)
Semitool, Inc.	(a)(c)3,578	34
Manufactured Housing (0.7%)
Palm Harbor Homes, Inc.	(a)(c)679	10
Winnebago Industries, Inc.	1,456	43
		53
Manufacturing (2.4%)
A.O. Smith Corp.	355	14
Actuant Corp., Class A	(c)980	62
Acuity Brands, Inc.	(c)1,083	65
Barnes Group, Inc.	(c)1,206	38
		179
Medical & Dental Instruments & Supplies (4.5%)
Arrow International, Inc.	(c)1,705	65
Biosite Diagnostics, Inc.	(a)(c)697	64
Inverness Medical Innovations, Inc.	(a)(c)1,238	63
Lifecell Corp.	(a)(c)1,954	60
Sonic Innovations, Inc.	(a)(c)950	8
STERIS Corp.	463	14
West Pharmaceutical Services, Inc.	1,437	68
		342
Medical Services (0.6%)
Parexel International Corp.	(a)1,048	44
Metal Fabricating (0.2%)
Superior Essex, Inc.	(a)392	15
Multi-Sector Companies (0.3%)
Lancaster Colony Corp.	648	27
Office Furniture & Business Equipment (0.6%)
Herman Miller, Inc.	1,237	39
Kimball International, Inc., Class B	640	$9
		48
Oil & Gas (0.2%)
Todco	(a)271	13
Oil: Crude Producers (1.4%)
Grey Wolf, Inc.	(a)5,913	49
PetroHawk Energy Corp.	(a)3,789	60
		109
Printing & Copying Services (0.4%)
Consolidated Graphics, Inc.	(a)459	32
Production Technology Equipment (0.7%)
Mattson Technology, Inc.	(a)3,320	32
MTS Systems Corp.	(c)394	18
		50
Radio & TV Broadcasters (0.3%)
World Wrestling Entertainment, Inc.	(c)1,294	21
Real Estate Investment Trusts (REIT) (3.6%)
Alexandria Real Estate Equities, Inc. REIT	642	62
BioMed Realty Trust, Inc. REIT	(c)564	14
Eastgroup Properties, Inc. REIT	(c)1,150	50
Kite Realty Group Trust REIT	1,872	36
Mid-America Apartment Communities, Inc. REIT	(c)916	48
National Health Investors, Inc. REIT	(c)1,500	48
Resource Capital Corp. REIT	(c)893	12
		270
Restaurants (2.0%)
Jack in the Box, Inc.	(a)871	62
Rare Hospitality International, Inc.	(a)1,327	35
Ruby Tuesday, Inc.	(c)2,050	54
		151
Retail (8.1%)
1-800-FLOWERS.COM, Inc., Class A	(a)(c)739	7
America’s Car-Mart, Inc.	(a)206	3
Brown Shoe Co., Inc.	1,576	38
Build-A-Bear Workshop, Inc.	(a)(c)559	15
Central Garden & Pet Co.	(a)(c)688	9
Charming Shoppes, Inc.	(a)(c)1,220	13
Childrens Place Retail Stores, Inc. (The)	(a)(c)1,179	61
CKE Restaurants, Inc.	(c)2,464	50
Conn’s, Inc.	(a)(c)879	25
Dress Barn, Inc.	(a)(c)870	18
Drugstore.com, Inc.	(a)2,007	5
Leapfrog Enterprises, Inc.	(a)1,169	12
MarineMax, Inc.	(a)(c)447	9
Morton’s Restaurant Group, Inc.	(a)2,054	37
New York & Co., Inc.	(a)3,530	39
Nu Skin Enterprises, Inc., Class A	(c)804	13
Pantry, Inc. (The)	(a)(c)1,175	54
Payless Shoesource, Inc.	(a)1,844	58
Priceline.com, Inc.	(a)(c)1,253	86
School Specialty, Inc.	(a)(c)741	26
World Fuel Services Corp.	(c)644	27
		605

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Systematic Active Small Cap Growth Portfolio

		Value
	Shares	(000)
Savings & Loan (0.3%)
NewAlliance Bancshares, Inc.	(c)1,424	$21
Securities Brokerage & Services (0.1%)
MarketAxess Holdings, Inc.	(a)(c)237	4
Services: Commercial (5.7%)
Aaron Rents, Inc.	(c)1,116	32
AMN Healthcare Services, Inc.	(a)(c)1,168	26
Barrett Business Services	(c)289	7
Hudson Highland Group, Inc.	(a)(c)2,793	60
Kelly Services, Inc., Class A	1,565	43
Kforce, Inc.	(a)(c)3,857	62
Labor Ready, Inc.	(a)2,454	57
Live Nation, Inc.	(a)2,316	52
Monro Muffler, Inc.	475	18
MPS Group, Inc.	(a)1,638	22
Spherion Corp.	(a)5,333	50
		429
Steel (0.2%)
AK Steel Holding Corp.	(a)445	17
Telecommunications Equipment (1.8%)
Arris Group, Inc.	(a)4,155	73
Inter-Tel, Inc.	1,972	47
Radyne Corp.	(a)(c)369	4
Symmetricom, Inc.	(a)(c)1,087	9
		133
Textile Apparel Manufacturers (1.8%)
Quicksilver, Inc.	(a)(c)4,362	62
Warnaco Group, Inc. (The)	(a)1,810	71
		133
Transportation — Miscellaneous (0.8%)
Dynamex, Inc.	(a)273	7
Greenbrier Cos., Inc.	(c)361	11
Old Dominion Freight Line	(a)609	18
Pacer International, Inc.	(c)1,110	26
		62
Utilities: Telecommunications (0.5%)
Centennial Communications Corp.	(a)4,187	40
Wholesale & International Trade (0.5%)
Central European Distribution Corp.	(a)(c)1,110	38
Wholesalers (1.1%)
Genlyte Group, Inc.	(a)871	68
WESCO International, Inc.	(a)232	14
		82
Total Common Stocks (Cost $6,499)		6,968

	Face
	Amount	Value
	(000)	(000)
Short-Term Investments (38.5%)
Short-Term Debt Securities held as Collateral on Loaned Securities (32.4%)
AIG Match Funding Corp.,
5.30%, 7/17/07	$ (h)70	70
Alliance & Leicester plc,
5.33%, 7/9/07	$ (h)50	$50
Anglo Irish Bank Corp. plc,
5.35%, 7/9/07	(p)25	25
Bancaja,
5.36%, 7/19/07	(h)25	25
Banco Bilbao Vizcaya Argentaria,
5.44%, 7/2/07	4	4
Bank of New York Co., Inc.,
5.32%, 7/10/07	(h)25	25
BASF AG,
5.36%, 10/22/07	(h)25	25
Bear Sterns & Co., Inc.,
5.38%, 7/16/07	(h)50	50
BNP Paribas plc,
5.35%, 8/20/07	(h)50	50
CAM US Finance S.A. Unipersonal,
5.36%, 7/3/07	(h)100	100
CIC, New York,
5.30%, 7/3/07	(h)35	35
CIT Group Holdings,
5.37%, 7/18/07	(h)90	90
Credit Suisse First Boston, New York,
5.32%, 7/2/07	(h)50	50
Dexia Bank, New York,
5.32%, 7/2/07	(h)50	50
Dresdner Bank, London,
5.42%, 7/2/07	100	100
Ebbetts Funding, LLC,
5.32%, 7/17/07	(p)51	51
First Tennessee Bank,
5.33%, 7/17/07	(h)25	25
5.34%, 7/17/07	(h)100	100
Glitner Banki hf,
5.35%, 7/20/07	(h)51	51
Goldman Sachs Group, Inc.,
5.37%, 7/16/07	(h)25	25
5.50%, 7/2/07	(h)47	47
HSBC Finance Corp.,
5.33%, 7/6/07	(h)25	25
IBM Corp.,
5.29%, 7/9/07	(h)100	100
Macquarie Bank Ltd.,
5.34%, 7/3/07	(h)50	50
Marshall & Ilsley Bank,
5.37%, 12/17/07	50	50
Merrill Lynch & Co.,
5.45%, 7/2/07	(h)30	30
Metropolitan Life Global Funding Corp.,
5.31%, 7/23/07	(h)75	75
Natexis Banques Populaires, New York,
5.33%, 7/2/07	(h)50	50
National Australia Bank Ltd.,
5.31%, 7/9/07	(h)38	38

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Systematic Active Small Cap Growth Portfolio

	Face
	Amount	Value
	(000)	(000)
Short-Term Debt Securities held as Collateral on Loaned Securities (cont’d)
National City Bank, Cleveland,
5.32%, 7/2/07	$ (h)25	$25
National Rural Utilities Cooperative Finance Corp.,
5.33%, 7/2/07	(h)100	100
Nationwide Building Society,
5.44%, 9/28/07	(h)58	58
National Bank of Canada,
5.31%, 7/2/07	(h)100	100
Norinchukin Bank, New York,
5.32%, 7/26/07	100	100
Old Line Funding,
5.32%, 7/24/07	(p)50	50
Rheingold Securitization,
5.32%, 7/16/07	(p)49	49
Scaldis Capital LLC,
5.34%, 7/20/07	(p)40	40
5.34%, 7/23/07	(p)25	25
Sheffield Receivable Corp.,
5.31%, 7/12/07	(p)125	125
Skandi, New York,
5.32%, 7/9/07	(h)50	50
Societe Generale, New York,
5.30%, 7/31/07	(h)120	120
Ticonderoga Funding LLC,
5.34%, 7/25/07	(p)33	33
Unicredito Delaware, Inc.,
5.33%, 7/16/07	(h)55	55
Unicredito Italiano Bank (Ireland) plc,
5.34%, 7/9/07	(h)35	35
		2,431
Investment Company (6.1%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(o)459,858	460
Total Short-Term Investments (Cost $2,891)		2,891
Total Investments (131.3%) (Cost $9,390) — including $2,367 of Securities Loaned		9,859
Liabilities in Excess of Other Assets (-31.3%)		(2,353)
Net Assets (100%)		$7,506

(a)	Non-income producing security.
(c)	All or portion of security on loan at June 30, 2007.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on June 30, 2007.
(o)

See Note F to the financial statements regarding investment in Morgan Stanley Growth Fund, Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class and Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.

(p)	The rate shown is the effective yield at the date of purchase.
REIT	Real Estate Investment Trust

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
E-Mini Russell 2000	2	$168	Sep-07	$ @—

@      Value is less than $500.

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type as a percentage of total investments.

*  Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments

Systematic Active Small Cap Value Portfolio

		Value
	Shares	(000)
Common Stocks (96.7%)
Aerospace (0.4%)
Sequa Corp., Class A	(a)244	$27
Airlines (0.2%)
Continental Airlines, Inc., Class B	(a)507	17
Air Transport (1.0%)
PHI, Inc.	(a)(c)1,056	32
Republic Airways Holdings, Inc.	(a)795	16
Skywest, Inc.	1,048	25
		73
Auto Parts: After Market (0.1%)
Commercial Vehicle Group, Inc.	553	10
Auto, Trucks & Parts (2.1%)
American Axle & Mfg. Holdings, Inc.	1,184	35
Cooper Tire & Rubber Co.	1,556	43
Lear Corp.	(a)1,511	54
Modine Manufacturing Co.	(c)695	16
		148
Automobiles (0.2%)
Navistar International Corp.	(a)249	17
Banks: New York City (0.5%)
Community Bank System, Inc.	(c)1,966	39
Banks: Outside New York City (9.9%)
1st Source Corp.	614	15
Alabama National Bancorp	(c)403	25
BankFinancial Corp.	2,326	36
Banner Corp.	446	15
Boston Private Financial Holdings, Inc.	(c)957	26
Cadence Financial Corp.	(c)124	2
Centennial Bank Holdings, Inc.	(a)(c)4,353	37
Central Pacific Financial Corp.	(c)1,694	56
Chemical Financial Corp.	(c)1,388	36
Citizens First Bancorp, Inc.	(c)233	5
First Bancorp/Puerto Rico	5,311	58
First Citizens BancShares, Inc., Class A	77	15
First Community Bancorp/CA	(c)748	43
First Merchants Corp.	(c)635	15
Franklin Bank Corp.	(a)(c)662	10
Freemont General Corp.	2,103	23
GB&T Bancshares, Inc.	768	13
Irwin Financial Corp.	(c)1,888	28
Itla Capital Corp.	109	6
MainSource Financial Group, Inc.	(c)426	7
MBT Financial Corp.	(c)326	5
Omega Financial Corp.	(c)1,242	33
Oriental Financial Group	927	10
Provident Bancshares Corp.	1,115	37
Security Bank Corp./GA	(c)208	4
Simmons First National Corp., Class A	857	24
South Financial Group, Inc.	787	18
Sun Bancorp, Inc./NJ	(a)(c)677	11
Susquehanna Bancshares, Inc.	(c)2,522	56
Umpqua Holdings Corp.	1,192	28
W Holding Co., Inc.	(c)5,667	15
		712
Biotechnology Research & Production (1.5%)
Albany Molecular Research, Inc.	(a)1,191	$18
Cambrex Corp.	568	8
Martek Biosciences Corp.	(a)(c)1,983	51
PharmaNet Development Group, Inc.	(a)(c)921	29
		106
Building Materials (0.2%)
Building Materials Holding Corp.	(c)1,222	17
Building: Air Conditioning (0.2%)
Comfort Systems USA, Inc.	1,136	16
Chemicals (2.5%)
Georgia Gulf Corp.	(c)1,155	21
Olin Corp.	799	17
PolyOne Corp.	(a)(c)3,368	24
Rockwood Holdings, Inc.	(a)1,837	67
A. Schulman, Inc.	(c)2,096	51
		180
Coal (1.0%)
International Coal Group, Inc.	(a)(c)9,038	54
Massey Energy Co.	600	16
		70
Commercial Information Services (0.7%)
CMGI, Inc.	(a)(c)24,710	48
Communications Technology (0.7%)
Black Box Corp.	(c)831	34
Utstarcom, Inc.	(a)(c)3,539	20
		54
Computer Services Software & Systems (2.9%)
Anixter International, Inc.	(a)(c)254	19
BISYS Group, Inc. (The)	(a)3,533	42
Borland Software Corp.	(c)2,803	17
JDA Software Group, Inc.	(a)2,374	47
Perot Systems Corp., Class A	(a)3,768	64
Schawk, Inc.	(c)1,162	23
		212
Computer Technology (1.7%)
Hutchinson Technology, Inc.	(a)242	5
Imation Corp.	1,323	49
Komag, Inc.	(a)(c)770	24
Palm, Inc.	(a)(c)2,657	42
Quantum Corp.	(a)616	2
		122
Copper (0.5%)
Mueller Industries, Inc.	943	33
Diversified (0.2%)
Hudson Highland Group, Inc.	(a)698	15
Diversified Financial Services (1.1%)
First Niagara Financial Group, Inc.	4,349	57
Knight Capital Group, Inc.	(a)(c)1,503	25
		82
Drug & Grocery Store Chains (0.5%)
Casey’s General Stores, Inc.	1,097	30

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Systematic Active Small Cap Value Portfolio

		Value
	Shares	(000)
Drug & Grocery Store Chains (cont’d)
Spartan Stores, Inc.	225	$7
		37
Drugs & Pharmaceuticals (0.8%)
Perrigo Co.	(c)2,959	58
Electrical Equipment & Components (0.3%)
Technitrol, Inc.	874	25
Electronics (0.6%)
Avid Technology, Inc.	(a)(c)1,021	36
Methode Electronics, Inc.	268	4
		40
Electronics: Semi-Conductors/Components (2.2%)
Benchmark Electronics, Inc.	(a)2,332	53
Conexant Systems, Inc.	(a)(c)27,031	37
Cubic Corp.	1,260	38
Genesis Microchip, Inc.	(a)(c)785	8
Silicon Storage Technology	(a)6,691	25
		161
Electronics: Technology (0.8%)
Checkpoint Systems, Inc.	(a)1,550	39
Cogent Communications Group, Inc.	(a)(c)513	16
		55
Energy — Miscellaneous (1.1%)
Alon USA Energy, Inc.	(a)319	14
Callon Petroleum Co.	(a)(c)3,541	50
Harvest Natural Resources, Inc.	(a)(c)1,104	13
		77
Engineering & Contracting Services (1.2%)
Emcor Group, Inc.	(a)990	72
URS Corp.	(a)265	13
		85
Entertainment (1.6%)
Bluegreen Corp.	(a)(c)3,238	38
Carmike Cinemas	(c)1,098	24
Take-Two Interactive Software, Inc.	(a)(c)2,797	56
		118
Finance Companies (0.3%)
Accredited Home Lenders Holding Co.	(a)(c)665	9
MCG Capital Corp.	944	15
		24
Financial — Miscellaneous (2.7%)
Advanta Corp., Class B	903	28
Deluxe Corp.	1,115	45
Endurance Specialty Holdings Ltd.	371	15
Federal Agricultural Mortgage Corp., Class C	284	10
LandAmerica Financial Group, Inc.	(c)735	71
Odyssey Re Holdings Corp.	561	24
		193
Foods (1.6%)
Del Monte Corp.	1,201	15
Pilgrim’s Pride Corp.	931	36
Ralcorp Holdings, Inc.	(a)158	8
Ruddick Corp.	(c)1,331	$40
Smithfield Foods, Inc.	(a)439	13
		112
Health Care Facilities (0.2%)
National Healthcare Corp.	214	11
Health Care Services (1.6%)
Alliance Imaging, Inc.	(a)(c)354	3
AMERIGROUP Corp.	(a)(c)1,509	36
Odyssey HealthCare, Inc.	(a)1,210	15
Sunrise Senior Living, Inc.	(a)(c)1,447	58
		112
Homebuilding (1.4%)
Beazer Homes USA, Inc.	832	21
Hovnanian Enterprises, Inc.	(a)(c)1,995	33
Meritage Homes Corp.	(c)937	25
Orleans Homebuilders, Inc.	(c)295	2
TOUSA, Inc.	(c)297	1
WCI Communities, Inc.	(a)1,319	22
		104
Household Furnishings (0.4%)
La-Z-Boy, Inc.	(c)2,447	28
Industrial Products (0.7%)
A.M. Castle & Co.	1,070	38
Commercial Metals Co.	406	14
		52
Insurance: Life (0.7%)
American Equity Investment Life Holding Co.	(c)123	1
Conseco, Inc.	(a)669	14
Delphi Financial Group, Inc.	848	35
		50
Insurance: Multi-Line (0.7%)
Aspen Insurance Holdings, Ltd.	1,271	36
Hanover Insurance Group, Inc. (The)	298	14
		50
Insurance: Property & Casualty (1.1%)
Commerce Group, Inc.	2,276	79
Investment Management Companies (2.9%)
Apollo Investment Corp.	(c)3,192	69
Capital Southwest Corp.	(c)90	14
Friedman Billings Ramsey Group, Inc., Class A	(c)7,781	42
KKR Financial Holdings, LLC	502	12
MVC Capital, Inc.	(c)1,707	32
Piper Jaffray Cos.	(a)710	40
		209
Leisure Time (0.7%)
K2, Inc.	(a)3,562	54
Machine Tools (0.5%)
Regal-Beloit Corp.	(c)749	35
Machinery: Engines (0.8%)
Briggs & Stratton Corp.	(c)1,813	57
Machinery: Oil Well Equipment & Services (0.1%)
Parker Drilling Co.	(a)985	10

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Systematic Active Small Cap Value Portfolio

		Value
	Shares	(000)
Manufacturing (2.0%)
Acuity Brands, Inc.	533	$32
EnPro Industries, Inc.	(a)429	18
Griffon Corp.	(a)1,403	31
Koppers Holdings, Inc.	610	21
A.O. Smith Corp.	823	33
Standex International Corp.	213	6
		141
Medical & Dental Instruments & Supplies (0.9%)
Inverness Medical Innovations, Inc.	(a)(c)1,269	65
Medical Services (0.6%)
Magellan Health Services, Inc.	(a)904	42
Option Care, Inc.	(c)206	3
		45
Metal Fabricating (0.9%)
Ryerson, Inc.	(c)1,008	38
Superior Essex, Inc.	(a)704	26
		64
Multi-Sector Companies (0.4%)
Kaman Corp.	924	29
Office Furniture & Business Equipment (0.6%)
IKON Office Solutions, Inc.	2,869	45
Oil: Crude Producers (1.0%)
Bronco Drilling Co., Inc.	(a)(c)2,582	42
Cimarex Energy Co.	286	11
Stone Energy Corp.	(a)629	22
		75
Paper (0.7%)
Caraustar Industries, Inc.	(a)(c)603	3
Chesapeake Corp.	1,246	16
Rock-Tenn Co.	1,045	33
		52
Pollution Control & Environmental Services (0.7%)
Metal Management, Inc.	1,089	48
Production Technology Equipment (0.5%)
Photronics, Inc.	(a)2,197	33
Publishing — Miscellaneous (0.8%)
Scholastic Corp.	(a)1,692	61
Railroad Equipment (0.1%)
Freightcar America, Inc.	(c)187	9
Real Estate Investment Trusts (REIT) (9.8%)
American Financial Realty Trust REIT	(c)4,675	48
Anworth Mortgage Asset Corp. REIT	1,472	13
Ashford Hospitality Trust, Inc. REIT	1,190	14
Crystal River Capital, Inc. REIT	(c)1,354	33
Deerfield Triarc Capital Corp. REIT	(c)2,824	41
Entertainment Properties Trust REIT	1,109	60
First Industrial Realty Trust REIT	894	35
GMH Communities Trust REIT	4,103	40
Healthcare Realty Trust, Inc. REIT	(c)1,443	40
Highland Hospitality Corp. REIT	3,845	74
Innkeepers USA Trust REIT	2,534	45
Lexington Corporate Properties Trust REIT	(c)2,929	61
Luminent Mortgage Capital, Inc. REIT	(c)4,340	44
National Retail Properties REIT	(c)2,061	$45
Pennsylvania Real Estate Investment Trust REIT	(c)1,182	52
RAIT Investment Trust REIT	(c)1,279	33
Resource Capital Corp. REIT	(c)2,019	28
		706
Restaurants (0.9%)
Bob Evans Farms, Inc.	1,724	64
Retail (6.3%)
AC Moore Arts & Crafts, Inc.	(a)(c)959	19
Bon-Ton Stores, Inc. (The)	960	38
Borders Group, Inc.	(c)2,443	47
Central Garden & Pet Co.	(a)(c)1,081	13
Central Garden & Pet Co., Class A	(a)(c)2,162	25
Charming Shoppes, Inc.	(a)(c)2,011	22
Conn’s, Inc.	(a)(c)533	15
Finish Line, Class A	(c)1,487	14
Insight Enterprises, Inc.	(a)1,664	38
Landry’s Seafood Restaurants	(c)1,828	55
MarineMax, Inc.	(a)(c)534	11
Pantry, Inc. (The)	(a(c433	20
Pier 1 Imports, Inc.	(c4,662	40
Shoe Carnival, Inc.	(a)527	14
Stein Mart, Inc.	(c)3,053	37
Stride Rite Corp.	1,116	23
Zale Corp.	(a)(c)1,095	26
		457
Rental & Leasing Services: Consumer (0.4%)
Dollar Thrifty Automotive Group	(a)(c)715	29
Savings & Loan (2.6%)
Berkshire Hills Bancorp, Inc.	(c)147	5
BFC Financial Corp.	(a)(c)1,004	4
Brookline Bancorp, Inc.	(c)2,628	30
Downey Financial Corp.	(c)989	65
Flagstar Bancorp, Inc.	(c)2,695	32
KNBT Bancorp, Inc.	(c)982	14
NewAlliance Bancshares, Inc.	(c)2,343	35
		185
Services: Commercial (1.8%)
Autobytel, Inc.	(a)1,160	5
Kelly Services, Inc., Class A	953	26
Live Nation, Inc.	(a)1,619	36
Maximus, Inc.	(c)515	22
MPS Group, Inc.	(a)2,000	27
Source IInterlink Cos., Inc.	(c)2,570	13
		129
Steel (0.3%)
Shiloh Industries, Inc.	(c)1,219	15
Wheeling-Pittsburgh Corp.	(a)(c)421	8
		23

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Systematic Active Small Cap Value Portfolio

		Value
	Shares	(000)
Telecommunications Equipment (1.6%)
Andrew Corp.	(a)6,553	$95
Powerwave Technologies, Inc.	(a)(c)2,758	18
		113
Textile Apparel Manufacturers (1.5%)
Kellwood Co.	(c)1,899	53
Oxford Industries, Inc.	171	8
Perry Ellis International, Inc.	(a)429	14
Warnaco Group, Inc. (The)	(a)808	32
		107
Textile Products (0.3%)
Unifirst Corp.	570	25
Tobacco (0.2%)
Alliance One International, Inc.	(a)(c)1,252	13
Transportation — Miscellaneous (0.4%)
Saia, Inc.	(a)994	27
Truckers (0.2%)
PAM Transportation Services	(a)(c)267	5
YRC Worldwide, Inc.	(a)(c)319	12
		17
Utilities: Electrical (3.5%)
CH Energy Group, Inc.	(c)503	23
Cleco Corp.	1,351	33
El Paso Electric Co.	1,312	32
Empire District Electric Co. (The)	(a)(c)266	6
Otter Tail Corp.	(c)855	27
PNM Resources, Inc.	1,790	50
Unisource Energy Corp.	415	14
Westar Energy, Inc.	2,894	70
		255
Utilities: Gas Distributors (2.1%)
Laclede Group, Inc. (The)	(c)698	22
New Jersey Resources Corp.	(c)565	29
Northwest Natural Gas Co.	(c)652	30
NorthWestern Corp.	(c)860	27
WGL Holdings, Inc.	1,424	47
		155
Utilities: Telecommunications (0.7%)
Rural Cellular Corp., Class A	(a)1,066	47
Wholesalers (1.8%)
BlueLinx Holdings, Inc.	(c)823	8
Bowater, Inc.	(c)1,639	41
United Stationers, Inc.	(a)1,168	78
		127
Total Common Stocks (Cost $6,832)		6,980
	Face
	Amount
	(000)
Short-Term Investments (36.1%)
Short-Term Debt Securities held as Collateral on Loaned Securities (33.0%)
AIG Match Funding Corp.,
5.30%, 7/17/07	$ (h)69	69
Alliance & Leicester plc,
5.33%, 7/9/07	$ (h)49	$49
Anglo Irish Bank Corp. plc,
5.35%, 7/9/07	(p)24	24
Bancaja,
5.36%, 7/19/07	(h)25	25
Banco Bilbao Vizcaya Argentaria,
5.44%, 7/2/07	3	3
Bank of New York Co., Inc.,
5.32%, 7/10/07	(h)25	25
BASF AG,
5.36%, 10/22/07	(h)25	25
Bear Stearns & Co., Inc.,
5.38%, 7/16/07	(h)49	49
BNP Paribas plc,
5.35%, 8/20/07	(h)49	49
CAM US Finance S.A. Unipersonal,
5.36%, 7/3/07	(h)98	98
CIC, New York,
5.30%, 7/3/07	(h)34	34
CIT Group Holdings,
5.37%, 7/18/07	(h)88	88
Credit Suisse First Boston, New York,
5.32%, 7/2/07	(h)49	49
Dexia Bank, New York,
5.32%, 7/2/07	(h)49	49
Dresdner Bank, London,
5.42%, 7/2/07	98	98
Ebbets Funding LLC,
5.32%, 7/17/07	(p)50	50
First Tennessee Bank,
5.33%, 7/17/07	(h)25	25
5.34%, 7/17/07	(h)98	98
Glitner Banki hf,
5.35%, 7/20/07	(h)49	49
Goldman Sachs Group, Inc.,
5.37%, 7/16/07	(h)25	25
5.50%, 7/2/07	(h)46	46
HSBC Finance Corp.,
5.33%, 7/6/07	(h)24	24
IBM Corp.,
5.29%, 7/9/07	(h)98	98
Macquarie Bank Ltd.,
5.34%, 7/23/07	(h)49	49
Marshall & Ilsley Bank,
5.37%, 12/17/07	49	49
Merrill Lynch & Co.,
5.45%, 7/2/07	(h)29	29
Metropolitan Life Global Funding,
5.31%, 7/23/07	(h)74	74
Natexis Banques Populaires, New York,
5.33%, 7/2/07	(h)49	49
National Australia Bank Ltd.,
5.31%, 7/9/07	(h)37	37
National City Bank Cleveland,
5.32%, 7/2/07	(h)25	25

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Systematic Active Small Cap Value Portfolio

	Face
	Amount	Value
	(000)	(000)
Short-Term Debt Securities held as Collateral on Loaned Securities (cont’d)
National Rural Utilities Cooperative Finance Corp.,
5.33%, 7/2/07	$ (h)98	$98
Nationwide Building Society,
5.44%, 9/28/07	(h)57	57
National Bank of Canada,
5.31%, 7/2/07	(h)98	98
Norinchukin Bank, New York,
5.32%, 7/26/07	98	98
Old Fine Funding,
5.32%, 7/24/07	(p)49	49
Rheingold Securitization,
5.32%, 7/16/07	(p)48	48
Scaldis Capital LLC,
5.34%, 7/20/07	(p)40	40
5.34%, 7/23/07	(p)24	24
Sheffield Receivable Corp.,
5.31%, 7/12/07	(p)122	122
Skandi, New York,
5.32%, 7/9/07	(h)49	49
Societe Generale, New York,
5.30%, 7/31/07	(h)118	118
Ticonderoga Funding LLC,
5.34%, 7/25/07	(p)33	33
Unicredito Delaware, Inc.,
5.33%, 7/16/07	(h)54	54
Unicredito Italiano Bank (Ireland) plc,
5.34%, 7/9/07	(h)34	34
		2,383

	Shares
Investment Company (3.1%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(o)219,667	220
Total Short-Term Investments (Cost $2,603)		2,603
Total Investments (132.8%) (Cost $9,435)— including $2,303 of Securities Loaned		9,583
Liabilities in Excess of Other Assets (-32.8%)		(2,368)
Net Assets (100%)		$7,215

(a)	Non-income producing security.
(c)	All or a portion of security on loan at June 30, 2007.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate.
(o)

See Note F to the financial statements regarding investment in Morgan Stanley Growth Fund, Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class and Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.

(p)	The rate shown is the effective yield at the date of purchase.
REIT	Real Estate Investment Trust

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
E-Mini Russell 2000	1	$84	Sep-07	$ @—

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*    Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments

Systematic Large Cap Core Active Extension Portfolio

		Value
	Shares	(000)
Long Positions (126.0%)
Common Stocks (126.0%)
Aerospace & Defense (3.5%)
General Dynamics Corp.	(q)423	$33
Honeywell International, Inc.	(q)408	23
Lockheed Martin Corp.	(q)305	29
Northrop Grumman Corp.	(q)373	29
Raytheon Co.	(q)280	15
United Technologies Corp.	(q)612	43
		172
Airlines (0.9%)
Alaska Air Group, Inc.	(a)(q)687	19
AMR Corp.	(a)302	8
Continental Airlines, Inc., Class B	(a)190	7
Mesa Air Group, Inc.	(a)1,813	12
		46
Auto Components (1.3%)
ArvinMeritor, Inc.	(q)783	17
Johnson Controls, Inc.	(q)395	46
		63
Biotechnology (1.9%)
Amgen, Inc.	(a)(q)612	34
Genentech, Inc.	(a)175	13
Gilead Sciences, Inc.	(a)(q)590	23
Invitrogen Corp.	(a)(q)339	25
		95
Capital Markets (4.7%)
E*Trade Financial Corp.	(a)(q)612	13
Goldman Sachs Group, Inc. (The)	(q)378	82
Investment Technology Group, Inc.	(a)363	16
Lehman Brothers Holdings, Inc.	(q)726	54
Merrill Lynch & Co., Inc.	(q)643	54
Piper Jaffray Co.	(a)(q)219	12
		231
Chemicals (1.4%)
FMC Corp.	(q)198	18
Lyondell Chemical Co.	(q)435	16
Monsanto Co.	(q)277	19
OM Group, Inc.	(a)(q)314	16
		69
Commercial Banks (1.2%)
Boeing Co.	(q)277	27
Cascade Bancorp	(q)653	15
Wells Fargo & Co.	(q)478	17
		59
Commercial Services & Supplies (1.1%)
Kelly Services, Inc., Class A	443	12
Manpower, Inc.	(q)263	24
United Stationers, Inc.	(a)(q)248	17
		53
Communications Equipment (4.0%)
ADC Telecommunications, Inc.	(a)866	16
Arris Group, Inc.	(a)(q)1,213	21
Cisco Systems, Inc.	(a)(q)1,229	$34
Corning, Inc.	(a)(q)2,172	55
JDS Uniphase Corp.	(a)(q)1,494	20
Motorola, Inc.	(q)2,216	39
Qualcomm, Inc.	(q)345	15
		200
Computers & Peripherals (4.5%)
Apple, Inc.	(a)(q)180	22
Hewlett-Packard Co.	(q)2,096	93
International Business Machines Corp.	(q)918	97
Lexmark International, Inc., Class A	(a)249	12
		224
Construction & Engineering (0.8%)
Shaw Group, Inc. (The)	(a)(q)463	21
URS Corp.	(a)(q)330	16
		37
Consumer Finance (0.4%)
American Express Co.	(q)324	20
Diversified Financial Services (4.3%)
Bank of America Corp.	(q)820	40
CIT Group, Inc.	(q)298	16
Citigroup, Inc.	(q)1,442	74
JPMorgan Chase & Co.	(q)1,406	68
Nasdaq Stock Market, Inc. (The)	(a)432	13
		211
Diversified Telecommunication Services (3.0%)
AT&T, Inc.	(q)2,772	115
Verizon Communications, Inc.	(q)838	35
		150
Electric Utilities (1.8%)
Exelon Corp.	479	35
FirstEnergy Corp.	(q)277	18
Pepco Holdings, Inc.	(q)700	20
Sierra Pacific Resources	(a)(q)1,048	18
		91
Electrical Equipment (0.3%)
General Cable Corp.	(a)(q)222	17
Electronic Equipment & Instruments (3.7%)
Agilent Technologies, Inc.	(a)(q)639	25
Arrow Electronics, Inc.	(a)(q)1,081	42
Jabil Circuit, Inc.	(q)763	17
LoJack Corp.	(a)(q)881	20
Plexus Corp.	(a)(q)840	19
Tektronix, Inc.	(q)483	16
Varian, Inc.	(a)(q)250	14
Vishay Intertechnology, Inc.	(a)(q)1,911	30
		183
Energy Equipment & Services (2.3%)
Halliburton Co.	325	11
National-Oilwell Varco, Inc.	(a)(q)212	22
Pride International, Inc.	(a)(q)491	19
Superior Energy Services	(a)(q)610	24

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Systematic Large Cap Core Active Extension Portfolio

		Value
	Shares	(000)
Energy Equipment & Services (cont’d)
Transocean, Inc.	(a)(q)354	$38
		114
Food & Staples Retailing (2.8%)
CVS Caremark Corp.	(q)1,192	43
Longs Drug Stores Corp.	(q)390	21
Safeway, Inc.	(a)(q)718	24
SUPERVALU, Inc.	(q)863	40
Whole Foods Market, Inc.	237	9
		137
Food Products (2.8%)
Corn Products International, Inc.	(q)598	27
General Mills, Inc.	(q)383	22
Kraft Foods, Inc.	(q)692	24
PepsiAmericas, Inc.	(q)640	16
Sanderson Farms, Inc.	(q)429	19
Tyson Foods, Inc., Class A	(q)1,233	29
		137
Gas Utilities (0.4%)
PharmaNet Development Group, Inc.	(a)(q)578	18
Health Care Equipment & Supplies (2.0%)
Advanced Medical Optics, Inc.	(a)(q)664	23
Conmed Corp.	(a)(q)505	15
Dionex Corp.	(a)(q)275	20
Hologic, Inc.	(a)(q)364	20
Kinetic Concepts, Inc.	(a)(q)441	23
		101
Health Care Providers & Services (6.6%)
Aetna, Inc.	(q)510	25
Centene Corp.	(a)(q)643	14
Cigna Corp.	453	24
Community Health Systems, Inc.	(a)362	15
Express Scripts, Inc.	(a)(q)374	19
Health Net, Inc.	(a)(q)489	26
Humana, Inc.	(a)(q)537	33
LifePoint Hospitals Holdings	(a)(q)368	14
McKesson Corp.	(q)470	28
Quest Diagnostics, Inc.	(q)696	36
UnitedHealth Group, Inc.	(q)296	15
Universal Health Services, Inc., Class B	233	14
WellCare Health Plans, Inc.	(a)(q)213	19
Wellpoint, Inc.	(a)(q)546	43
		325
Hotels, Restaurants & Leisure (4.1%)
Darden Restaurants, Inc.	(q)541	24
Harrah’s Entertainment, Inc.	(q)193	16
McDonald’s Corp.	(q)1,178	60
Monarch Casino & Resort, Inc.	(a)(q)964	26
Red Robin Gourmet Burgers, Inc.	(a)(q)632	25
Shuffle Master, Inc.	(a)(q)762	13
Wyndham Worldwide Corp.	(a)(q)667	24
Yum! Brands, Inc.	(q)464	15
		203
Household Durables (2.4%)
Furniture Brands International, Inc.	782	$11
La-Z-Boy, Inc.	1,001	12
MDC Holdings, Inc.	(q)277	14
Meritage Homes Corp.	(a)372	10
Stanley Works (The)	(q)395	24
Tempur-Pedic International, Inc.	(q)901	23
Whirlpool Corp.	(q)219	24
		118
Household Products (0.4%)
Energizer Holdings, Inc.	(a)(q)179	18
Independent Power Producers & Energy Traders (0.3%)
AES Corp. (The)	(a)(q)766	17
Industrial Conglomerates (1.2%)
General Electric Co.	(q)1,517	58
Information Technology Services (1.4%)
Accenture Ltd., Class A	(q)624	27
Benchmark Electronics, Inc.	(a)(q)665	14
Fidelity National Information Services, Inc.	(q)491	27
		68
Insurance (9.1%)
ACE Ltd.	(q)477	30
Allstate Corp. (The)	(q)419	26
American Financial Group, Inc.	(q)597	20
American International Group, Inc.	(q)588	41
Chubb Corp.	(q)534	29
CNA Financial Corp.	(q)856	41
Delphi Financial Group, Inc.	(q)346	14
Hartford Financial Services Group, Inc.	(q)467	46
HCC Insurance Holdings, Inc.	(q)896	30
Loews Corp.	(q)679	35
MetLife, Inc.	(q)540	35
Philadelphia Consolidated Holding Co.	(a)(q)440	18
Prudential Financial, Inc.	(q)252	25
Unum Group	(q)1,128	29
XL Capital Ltd., Class A	(q)363	31
		450
Internet & Catalog Retail (0.5%)
Expedia, Inc.	(a)(q)818	24
Internet Software & Services (2.0%)
eBay, Inc.	(a)(q)865	28
FindWhat.com	3,504	23
j2 Global Communications, Inc.	(a)(q)605	21
McAfee, Inc.	(a)(q)709	25
		97
Leisure Equipment & Products (0.6%)
Penn National Gaming, Inc.	(a)(q)479	29
Machinery (3.4%)
AGCO Corp.	(a)(q)366	16
Briggs & Stratton Corp.	(q)486	15
Caterpillar, Inc.	(q)241	19
Deere & Co.	(q)328	40
Ingersoll Rand Co., Ltd. Class A	(q)508	28
Joy Global, Inc.	(q)310	18

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Systematic Large Cap Core Active Extension Portfolio

		Value
	Shares	(000)
Machinery (cont’d)
Manitowoc Co., Inc. (The)	(q)198	$16
Timken Co.	(q)485	17
		169
Media (2.9%)
Citadel Broadcasting Corp.	85	1
Comcast Corp., Class A	(a)(q)1,705	48
Meredith Corp.	212	13
News Corp., Class A	(q)1,110	23
Time Warner, Inc.	(q)1,042	22
Walt Disney Co. (The)	(q)1,112	38
		145
Metals & Mining (2.9%)
Alcan, Inc.	(q)277	22
Alcoa, Inc.	240	10
Commercial Metals Co.	(q)520	18
Freeport-McMoRan Copper & Gold, Inc.	157	13
Rio Tinto plc	62	19
Ryerson, Inc.	385	14
Southern Copper Corp.	(q)245	23
United States Steel Corp.	(q)227	25
		144
Multi-Utilities (0.7%)
Duke Energy Corp.	711	13
Public Service Enterprise Group, Inc.	(q)224	20
		33
Multiline Retail (2.1%)
J.C. Penney Co., Inc.	(q)371	27
Macy’s, Inc.	(a)1,096	44
Nordstrom, Inc.	(q)307	16
Saks, Inc.	724	15
		102
Oil, Gas & Consumable Fuels (10.1%)
Anadarko Petroleum Corp.	257	13
Chevron Corp.	(q)682	57
Cimarex Energy Co.	(q)393	16
ConocoPhillips	(q)1,073	84
Exxon Mobil Corp.	(q)1,610	135
Forest Oil Corp.	(a)(q)443	19
Hess Corp.	(q)267	16
Marathon Oil Corp.	(q)730	44
Oneok, Inc.	(q)369	19
Overseas Shipholding Group	(q433	35
Spectra Energy Corp.	356	9
Valero Energy Corp.	(q)682	50
		497
Personal Products (0.4%)
Alberto-Culver Co.	(q)820	19
Pharmaceuticals (7.1%)
Bristol-Myers Squibb Co.	(q)1,315	42
Johnson & Johnson	(q)407	25
Merck & Co., Inc.	(q)1,349	67
Par Pharmaceutical Co., Inc.	(a)(q)572	16
Pfizer, Inc.	(q)1,268	32
Schering-Plough Corp.	(q)1,249	$38
Teva Pharmaceutical Industries Ltd. ADR	(q)581	24
Thermo Fisher Scientific, Inc.	(a)(q)854	44
Watson Pharmaceuticals, Inc.	(a)(q)635	21
Wyeth	(q)770	44
		353
Real Estate (1.2%)
Jones Lang LaSalle, Inc.	(q)510	58
Road & Rail (1.7%)
Burlington Northern Santa Fe Corp.	(q)459	39
Con-way, Inc.	(q)277	14
CSX Corp.	(q)734	33
		86
Semiconductors & Semiconductor Equipment (2.3%)
Applied Materials, Inc.	(q)775	15
Intel Corp.	(q)1,201	29
International Rectifier Corp.	(a)(q)551	21
MEMC Electronic Materials, Inc.	(a)(q)334	20
Texas Instruments, Inc.	(q)790	30
		115
Software (2.6%)
Citrix Systems, Inc.	(a)(q)492	17
Microsoft Corp.	(q)2,043	60
Oracle Corp.	(a)(q)1,901	37
Synopsys, Inc.	(a)(q)562	15
		129
Specialty Retail (3.2%)
Abercrombie & Fitch Co.	171	12
Aeropostale, Inc.	(a)(q)534	22
Foot Locker, Inc.	(q)676	15
Jo-Ann Stores, Inc.	(a)(q)579	16
Men’s Wearhouse, Inc.	(q)639	33
Officemax, Inc.	323	13
PEP Boys-Manny Moe & Jack	(q)882	18
Sherwin-Williams Co. (The)	(q)402	27
		156
Textiles, Apparel & Luxury Goods (1.6%)
Kellwood Co.	444	13
Nike, Inc., Class B	(q)457	27
Polo Ralph Lauren Corp.	(q)174	17
VF Corp.	(q)266	24
		81
Thrifts & Mortgage Finance (1.5%)
Fannie Mae	(q)528	34
Radian Group, Inc.	(q)494	27
Washington Mutual, Inc.	(q)343	15
		76
Tobacco (3.3%)
Altria Group, Inc.	(q)1,271	89
Loews Corp. - Carolina Group	(q)804	62
Reynolds American, Inc.	211	14
		165

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Systematic Large Cap Core Active Extension Portfolio

		Value
	Shares	(000)
Trading Companies & Distributors (1.0%)
Applied Industrial Technologies, Inc.	(q)570	$17
Kaman Corp.	(q)589	18
United Rentals, Inc.	(a)(q)501	16
		51
Wireless Telecommunication Services (0.3%)
Telephone & Data Systems, Inc.	(q)242	15
Total Common Stocks (Cost $6,322)		6,229
Short-Term Investment (2.4%)
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $118)	(o)118,191	118
Total Investments (128.4%) (Cost $6,440)		6,347
Other Assets in Excess of Liabilities (-28.4%)		(1,406)
Net Assets (100%)		$4,941
Short Positions (28.8%)*
Common Stocks (28.8%)
Aerospace & Defense (0.4%)
DRS Technologies, Inc.	383	22
Air Freight & Logistics (0.7%)
Expeditors International Washington, Inc.	304	13
Forward Air Corp.	566	19
		32
Apparel Retail (0.5%)
K-Swiss, Inc.	870	25
Biotechnology (0.4%)
Vertex Pharmaceuticals, Inc.	(a)662	19
Commercial Banks (2.2%)
First Midwest Bancorp, Inc.	370	13
Glacier Bancorp, Inc.	1,141	23
PrivateBancorp, Inc.	606	17
Sterling Bancorp/NY	1,188	19
United Bankshares, Inc.	383	12
Westamerica Bancorporation	284	13
Wilshire Bancorp, Inc.	812	10
		107
Commercial Services & Supplies (0.6%)
Corporate Executive Board Co.	179	12
CPI Corp.	266	18
		30
Communications (0.4%)
Harte-Hanks, Inc.	861	22
Construction & Engineering (0.4%)
Insituform Technologies, Inc.	(a)916	20
Construction Materials (0.3%)
Headwaters, Inc.	(a)1,009	17
Containers & Packaging: Paper & Plastic (0.4%)
Bemis Co., Inc.	592	20
Diversified Consumer Services (0.8%)
Coinstar, Inc.	(a)790	25
Universal Technical Institute, Inc.	(a)570	$14
		39
Electric Utilities (0.8%)
Hawaiian Electric Industries, Inc.	807	19
Idacorp, Inc.	618	20
		39
Electronic Equipment & Instruments (1.2%)
Coherent, Inc.	(a)642	20
Itron, Inc.	(a)217	17
Solectron Corp.	(a)5,799	21
		58
Energy Equipment & Services (0.3%)
Dril-Quip, Inc.	(a)365	16
Financial — Miscellaneous (0.4%)
Marsh & McClennan Cos., Inc.	595	18
Food & Staples Retailing (0.4%)
United Natural Foods, Inc.	(a)717	19
Food Products (0.5%)
Hain Celestial Group, Inc.	(a)471	13
Tootsie Roll Industries, Inc.	463	13
		26
Forest Products (0.4%)
Glatfelter	1,451	20
Gas Utilities (0.6%)
Equitable Resources, Inc.	322	16
Piedmont Natural Gas Co.	540	13
		29
Health Care Equipment & Supplies (2.0%)
BioMet, Inc.	450	20
ICU Medical, Inc.	(a)490	21
Kensey Nash Corp.	(a)789	21
Palomar Medical Technologies, Inc.	(a)479	17
Varian Medical Systems, Inc.	(a)492	21
		100
Health Care Providers & Services (0.8%)
Cross Country Healthcare, Inc.	(a)1,120	19
Tenet Healthcare Corp.	(a)2,829	18
		37
Hotels, Restaurants & Leisure (0.3%)
Ihop Corp.	246	13
Household Products (0.3%)
Playtex Products, Inc.	(a)1,001	15
Insurance (0.6%)
Aflac, Inc.	371	19
Brown & Brown, Inc.	485	12
		31
Internet & Catalog Retail (0.5%)
IAC/InterActiveCorp.	(a)709	25
Internet Software & Services (0.3%)
Websense, Inc.	(a)598	13
Leisure (0.6%)
Eastman Kodak Co.	978	27

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Systematic Large Cap Core Active Extension Portfolio

		Value
	Shares	(000)
Machinery (0.4%)
Federal Signal Corp.	1,234	$20
Media (1.2%)
Catalina Marketing Corp.	435	14
Entercom Communications Corp.	924	23
Interpublic Group of Co., Inc.	(a)2,098	24
		61
Metals & Mining (0.6%)
AMCOL International Corp.	485	13
Newmont Mining Corp.	486	19
		32
Multi-Utilities (0.3%)
OGE Energy Corp.	363	13
Multiline Retail (0.4%)
Tuesday Morning Corp.	1,757	22
Office Electronics (0.3%)
Zebra Technologies Corp.	(a)343	13
Oil, Gas & Consumable Fuels (0.7%)
Penn Virginia Corp.	498	20
Plains Exploration & Production Co.	(a)303	15
		35
Pharmaceuticals (0.3%)
Allergen, Inc.	316	18
Real Estate Investment Trusts (REIT) (2.0%)
AvalonBay Communities, Inc. REIT	151	18
Developers Diversified Realty Corp. REIT	374	20
Essex Property Trust, Inc. REIT	105	12
Inland Real Estate Corp. REIT	725	12
PS Business Parks, Inc. REIT	307	20
UDR, Inc. REIT	653	17
		99
Road & Rail (1.2%)
Heartland Express, Inc.	1,159	19
Knight Transportation, Inc.	1,064	21
Landstar System, Inc.	405	19
		59
Semiconductors & Semiconductor Equipment (1.2%)
Axcelis Technologies, Inc.	3,108	20
Broadcom Corp., Class A	(a)646	19
Lattice Semiconductor Corp.	(a)3,734	21
		60
Software (1.2%)
Electronic Arts, Inc.	(a)505	24
Sonic Solutions, Inc.	(a)1,549	20
Transaction Systems Architects, Inc.	(a)423	14
		58
Specialty Retail (1.0%)
Circuit City Stores, Inc.	1,554	23
Hibbett Sports, Inc.	(a)983	27
		50
Technology (0.9%)
Dell, Inc.	(a)742	$21
Sun Microsystems, Inc.	(a)3,897	21
		42
Total Short Positions (Proceeds $1,454)		$1,421

* Percentages are based on Net Assets.

(a)	Non-income producing security.
(o)

See Note F to the financial statements regarding investment in Morgan Stanley Growth Fund, Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class and Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.

(q)	Securities are pledged with a broker as collateral for short sales.
REIT	Real Estate Investment Trust

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*  Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments

U.S. Large Cap Growth Portfolio

		Value
	Shares	(000)
Common Stocks (99.6%)
Advertising Agencies (1.4%)
Monster Worldwide, Inc.	(a)399,657	$16,426
Air Transport (1.5%)
Expeditors International Washington, Inc.	425,349	17,567
Biotechnology Research & Production (1.5%)
Genentech, Inc.	(a)232,965	17,626
Building: Cement (1.5%)
Cemex S.A.B. de C.V. ADR	(a)462,477	17,065
Casinos & Gambling (2.6%)
Wynn Resorts Ltd.	336,651	30,194
Chemicals (6.1%)
Monsanto Co.	1,069,266	72,218
Communications & Media (1.1%)
McGraw-Hill Cos., Inc. (The)	185,347	12,618
Computer Services Software & Systems (9.2%)
Google, Inc., Class A	(a)151,003	79,032
Yahoo!, Inc.	(a)1,098,257	29,796
		108,828
Computer Technology (2.7%)
Apple, Inc.	(a)258,357	31,530
Seagate Technology, Inc.	(d)(l)186,100	@—
		31,530
Energy — Miscellaneous (3.7%)
Ultra Petroleum Corp.	(a)794,013	43,861
Financial — Miscellaneous (11.5%)
American Express Co.	844,871	51,689
Berkshire Hathaway, Inc., Class B	(a)9,168	33,051
Chicago Mercantile Exchange Holdings, Inc.	32,599	17,419
Moody’s Corp.	543,469	33,804
		135,963
Foods (1.5%)
Tesco plc ADR	695,792	17,527
Health Care Services (1.6%)
Dade Behring Holdings, Inc.	354,943	18,855
Hotel/Motel (2.9%)
Accor S.A.	196,522	17,480
Marriott International, Inc., Class A	395,422	17,098
		34,578
Insurance: Multi-Line (1.5%)
Loews Corp.	350,251	17,856
Investment Management Companies (0.1%)
Fortress Investment Group, LLC, Class A	47,412	1,129
Radio & TV Broadcasters (3.0%)
Grupo Televisa S.A. ADR	1,279,160	35,318
Real Estate (6.1%)
Brookfield Asset Management, Inc., Class A	1,807,581	72,123
Restaurants (3.1%)
Starbucks Corp.	(a)666,130	17,479
McDonald’s Corp.	351,857	17,860
		35,339
Retail (14.3%)
Abercrombie & Fitch Co.	287,450	20,978
Amazon.com, Inc.	(a)831,759	56,901
Costco Wholesale Corp.	597,793	$34,983
Sears Holdings Corp.	(a)330,751	56,061
		168,923
Services: Commercial (6.6%)
Corporate Executive Board Co.	335,308	21,765
eBay, Inc.	(a)1,754,343	56,455
		78,220
Shipping (2.2%)
C.H. Robinson Worldwide, Inc.	481,443	25,285
Shoes (1.5%)
Nike, Inc., Class B	301,335	17,565
Steel (2.2%)
Nucor Corp.	447,537	26,248
Utilities: Telecommunications (8.0%)
America Movil S.A.B. de C.V., Class L ADR	664,966	41,182
China Mobile Ltd. ADR	253,196	13,647
Research In Motion Ltd.	(a)138,612	27,721
Sprint Nextel Corp.	554,448	11,483
		94,033
Utilities: Water (0.9%)
Veolia Environnement ADR	140,295	11,001
Wholesalers (1.3%)
Li & Fung Ltd.	4,330,000	15,588
Total Common Stocks (Cost $951,475)		1,173,484
Short-Term Investment (0.0%)
Investment Company (0.0%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $308)	(o)307,802	308
Total Investments (99.6%) (Cost $951,783)		1,173,792
Other Assets in Excess of Liabilities (0.4%)		4,956
Net Assets (100%)		$1,178,748

(a)	Non-income producing security.
(d)	Security was valued at fair value — At June 30, 2007, the Portfolio held a fair valued security, valued at less than $500, representing less than 0.05% of net assets.
(l)	Security has been deemed illiquid at June 30, 2007.
(o)

See Note F to the financial statements regarding investment in Morgan Stanley Growth Fund, Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class and Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.

@	Value is less than $500.
ADR	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

U.S. Large Cap Growth Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type as a percentage of total investments.

*	Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments

U.S. Real Estate Portfolio

		Value
	Shares	(000)
Common Stocks (98.9%)
Diversified (5.2%)
Forest City Enterprises, Inc., Class A	366,664	$22,543
Vornado Realty Trust REIT	582,130	63,941
		86,484
Health Care (4.3%)
Assisted Living Concepts, Inc., Class A	811,165	8,639
Cogdell Spencer, Inc. REIT	135,380	2,787
Health Care Property Investors, Inc. REIT	139,551	4,037
Healthcare Realty Trust, Inc. REIT	695,690	19,326
Senior Housing Properties Trust REIT	1,521,569	30,964
Tenet Healthcare Corp.	176,161	1,147
Universal Health Realty Income Trust REIT	132,608	4,416
		71,316
Industrial (4.3%)
AMB Property Corp. REIT	765,252	40,727
Cabot Industrial Value Fund, LP	(d)(i)(l)5,002	2,501
DCT Industrial Trust, Inc. REIT	110,730	1,191
Eastgroup Properties, Inc. REIT	53,290	2,335
Keystone Industrial Fund, LP	(d)(i)(l)4,693,818	4,694
ProLogis REIT	369,573	21,029
		72,477
Land (0.0%)
Atlantic Gulf Communities Corp.	(a)(d)(i)(l)140,284	@—
Brookfield Homes Corp.	21,758	633
		633
Lodging/Resorts (17.6%)
DiamondRock Hospitality Co. REIT	114,025	2,176
Hersha Hospitality Trust REIT	837,365	9,898
Hilton Hotels Corp.	963,229	32,239
Host Hotels & Resorts, Inc. REIT	4,358,152	100,760
LaSalle Hotel Properties REIT	204,495	8,879
Legacy Hotels REIT	1,557,341	17,397
Morgans Hotel Group Co.	495,714	12,086
Starwood Hotels & Resorts Worldwide, Inc.	972,142	65,202
Strategic Hotels & Resorts, Inc. REIT	1,863,739	41,915
Sunstone Hotel Investors, Inc. REIT	145,889	4,142
		294,694
Office (17.2%)
Beacon Capital Partners, Inc.	(d)(i)(l)335,100	551
Boston Properties, Inc. REIT	798,136	81,514
Brandywine Realty Trust REIT	1,309,814	37,434
BRCP REIT I, LLC	(a)(d)(i)(l)5,934,197	3,989
BRCP REIT II, LLC	(a)(d)(i)(l)4,875,430	4,875
Brookfield Properties Corp.	3,380,478	82,179
Douglas Emmett, Inc. REIT	291,650	7,215
Duke Realty Corp.	57,050	2,035
Mack-Cali Realty Corp. REIT	864,028	37,577
Maguire Properties, Inc. REIT	207,265	7,115
Parkway Properties, Inc. REIT	30,764	1,478
Republic Property Trust REIT	370,669	4,541
SL Green Realty Corp. REIT	140,723	$17,434
		287,937
Office/Industrial - Mixed (1.1%)
Kilroy Realty Corp. REIT	140,695	9,967
Liberty Property Trust REIT	181,725	7,983
		17,950
Paper (1.4%)
Plum Creek Timber Co., Inc. REIT	570,579	23,770
Residential Apartments (21.1%)
American Campus Communities, Inc. REIT	13,968	395
Archstone-Smith Trust REIT	398,877	23,578
AvalonBay Communities, Inc. REIT	544,216	64,696
BRE Properties, Inc. REIT	522,331	30,969
Camden Property Trust REIT	277,645	18,594
Equity Residential REIT	2,798,276	127,685
Essex Property Trust, Inc. REIT	342,338	39,814
GMH Communities Trust REIT	268,475	2,602
Mid-America Apartment Communities, Inc. REIT	217,840	11,432
Post Properties, Inc. REIT	640,602	33,395
UDR, Inc. REIT	1,650	43
		353,203
Residential Manufactured Homes (1.5%)
Equity Lifestyle Properties, Inc. REIT	486,909	25,412
Retail Regional Malls (15.3%)
General Growth Properties, Inc. REIT	878,090	46,495
Macerich Co. (The) REIT	646,897	53,317
Simon Property Group, Inc. REIT	1,602,122	149,062
Taubman Centers, Inc. REIT	168,358	8,352
		257,226
Retail Strip Centers (7.0%)
Acadia Realty Trust REIT	326,113	8,463
BPP Liquidating Trust REIT	(a)(d)(l)113,290	6
Cedar Shopping Centers, Inc. REIT	236,944	3,400
Equity One, Inc. REIT	28,567	730
Federal Realty Investment Trust REIT	621,974	48,054
Ramco-Gershenson Properties REIT	106,555	3,828
Regency Centers Corp. REIT	751,347	52,970
		117,451
Self Storage (2.9%)
Public Storage, Inc. REIT	476,465	36,602
Sovran Self Storage, Inc. REIT	246,182	11,856
		48,458
Total Common Stocks (Cost $1,203,448)		1,657,011
Preferred Stocks (0.0%)
Land (0.0%)
Atlantic Gulf Communities Corp., Series B	(d)(i)(l)107,021	@—
Atlantic Gulf Communities Corp., Series B (Convertible)	(d)(i)(l)75,765	@—
Total Preferred Stocks (Cost $1,828)		@—

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

U.S. Real Estate Portfolio

			Value
	Shares		(000)
Short-Term Investment (0.4%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $7,192)	$	(o)7,191,759	$7,192
Total Investments (99.3%) (Cost $1,212,468)			1,664,203
Other Assets in Excess of Liabilities (0.7%)			10,951
Net Assets (100%)			1,675,154

(a)	Non-income producing security.
(d)	Securities were valued at fair value — At June 30, 2007, the Portfolio held $16,616,000 of fair valued securities, representing 1.0% of net assets.
(i)

Restricted security valued at fair value and not registered under the Securities Act of 1933. Atlantic Gulf Communities Corp. was acquired 6/97 and has a current cost basis of $790,000. Atlantic Gulf Communities Corp., Series B Preferred was acquired 2/00 and has a current cost basis of $758,000. Atlantic Gulf Communities Corp., Series B Preferred was acquired 6/97 and has a current cost basis of $1,070,000. Beacon Capital Partners, Inc. was acquired 3/98 and has a current cost basis of $1,010,000. BRCP REIT I, LLC was acquired 5/03 - 11/06 and has a current cost basis of $3,987,000. BRCP REIT II, LLC was acquired 10/06 - 6/07 and has a current cost basis of $4,875,000. Cabot Industrial Value Fund L.P. was aquired 11/05 - 6/07 and has a current cost basis of 2,501,000. Keystone Industries Fund L.P. was acquired 10/05 - 5/07 and has a current cost basis of $4,694,000. At June 30, 2007, these securities had an aggregate market value of $16,610,000 representing 1.0% of net assets.

(l)	Security has been deemed illiquid at June 30, 2007.
(o)

See Note F to the financial statements regarding investment in Morgan Stanley Growth Fund, Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class and Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.

@	Value is less than $500.
REIT	Real Estate Investment Trust

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*       Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments

Emerging Markets Debt Portfolio

		Face
		Amount	Value
		(000)	(000)
Debt Instruments (93.6%)
Argentina (3.4%)
Sovereign (3.4%)
Republic of Argentina
5.83%, 12/31/33		$2,690	$1,201
8.28%, 12/31/33		(d)114	110
Republic of Argentina (Linked Variable Rate)
86.70, 4/10/49		(b)1,120	530
			1,841
Brazil (14.6%)
Corporate (1.9%)
Banco ABN Amro Real S.A.
15.86%, 12/13/07	BRL	950	502
16.20%, 2/22/10		890	527
			1,029
Sovereign (12.7%)
Nota do Tesouro Nacional
6.00%, 5/18/09		800	978
10.00%, 1/1/12		1,710	907
Federative Republic of Brazil
8.00%, 1/15/18		892	983
8.88%, 10/14/19-4/15/24		1,235	1,509
10.50%, 7/14/14		620	782
11.00%, 8/17/40		(c)290	381
14.50%, 10/15/09		(c)1,120	1,330
			6,870
			7,899
Bulgaria (1.6%)
Sovereign (1.6%)
Republic of Bulgaria
8.25%, 1/15/15		(e)573	662
Republic of Bulgaria (Registered)
8.25%, 1/15/15		170	196
			858
Chile (1.7%)
Corporate (1.7%)
Empresa Nacional de Petroleo
6.75%, 11/15/12		(e)650	678
Empresa Nacional de Petroleo (Registered)
6.75%, 11/15/12		250	261
			939
Colombia (2.7%)
Sovereign (2.7%)
Republic of Colombia
7.38%, 9/18/37		400	445
8.25%, 12/22/14		340	382
11.75%, 2/25/20		415	615
			1,442
Ecuador (1.3%)
Sovereign (1.3%)
Republic of Ecuador (Registered)
9.38%, 12/15/15		$190	$169
10.00%, 8/15/30		(n)630	518
			687
Indonesia (4.0%)
Corporate (4.0%)
Pindo Deli Finance Mauritius
Tranche A, 6.00%, 4/28/15		(e)(h)292	249
Tranche B, 6.00%, 4/28/18		(e)(h)1,101	614
Tranche C, zero coupon, 4/28/25		(e)(h)2,227	323
Tjiwi Kimia Finance Mauritius Ltd.
Tranche A, 6.00%, 4/28/15		(e)(h)454	402
Tranche B, 6.00%, 4/28/18		(e)(h)808	450
Tranche C, zero coupon, 4/28/27		(e)(h)998	140
			2,178
Ivory Coast (0.4%)
Sovereign (0.4%)
Ivory Coast
2.50%, 3/29/18		(b)580	203
Mexico (17.0%)
Corporate (5.7%)
Pemex Project Funding Master Trust
6.63%, 6/15/35		650	660
6.66%, 6/15/10		(e)(h)730	751
8.63%, 12/1/23		460	562
9.13%, 10/13/10		1,000	1,102
			3,075
Sovereign (11.3%)
Mexican Bonos
8.00%, 12/17/15	MXN	11,050	1,043
9.50%, 12/18/14		27,380	2,795
United Mexican States
6.75%, 9/27/34		813	869
7.50%, 1/14/12		560	602
8.38%, 1/14/11		770	837
			6,146
			9,221
Panama (2.5%)
Sovereign (2.5%)
Republic of Panama
7.13%, 1/29/26		400	428
7.25%, 3/15/15		230	247
9.38%, 4/1/29		290	386
9.63%, 2/8/11		249	280
			1,341

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

Face
Amount	Value
(000)	(000)
Peru (2.6%)
Sovereign (2.6%)
Republic of Peru
8.38%, 5/3/16	$480	$560
8.75%, 11/21/33	(c)430	559
9.88%, 2/6/15	230	287
1,406
Philippines (10.5%)
Sovereign (10.5%)
Republic of Philippines
8.88%, 3/17/15	2,170	2,498
9.00%, 2/15/13	(c)740	829
9.50%, 2/2/30	(c)1,829	2,389
5,716
Qatar (0.5%)
Sovereign (0.5%)
State of Qatar (Registered)
9.75%, 6/15/30	200	287
Russia (13.7%)
Corporate (6.3%)
Gaz Capital for Gazprom
6.21%, 11/22/16	(c)(e)1,117	1,091
8.63%, 4/28/34	540	675
JPMorgan Chase & Co.
7.00%, 6/28/17	RUB	(e)14,000	540
RSHB Capital S.A. for OJSC Russian Agricultural Bank
7.18%, 5/16/13	(e)950	992
RSHB Capital S.A. for OJSC Russian Agricultural Bank (Registered)
7.18%, 5/16/13	100	104
3,402
Sovereign (7.4%)
Russian Federation
7.50%, 3/31/30	(e)(n)65	72
Russian Federation (Registered)
7.50%, 3/31/30	(n)1,326	1,459
11.00%, 7/24/18	706	981
12.75%, 6/24/28	850	1,497
4,009
7,411
Trinidad (1.1%)
Corporate (1.1%)
National Gas of Trinidad & Tobago, Ltd.
6.05%, 1/15/36	(e)632	605
Tunisia (0.4%)
Sovereign (0.4%)
Banque Centrale de Tunisie
7.38%, 4/25/12	210	225
Turkey (9.5%)
Sovereign (9.5%)
Republic of Turkey
7.00%, 9/26/16	$950	$965
11.00%, 1/14/13	570	687
Zero Coupon, 8/13/08-2/4/09	TRY	4,840	2,964
Turkey Government Bonds
Zero Coupon, 8/13/08	450	567
5,183
Ukraine (0.9%)
Sovereign (0.9%)
Republic of Ukraine
6.58%, 11/21/16	(c)520	517
Venezuela (5.2%)
Sovereign (5.2%)
Republic of Venezuela
5.75%, 2/26/16	610	514
8.50%, 10/8/14	590	599
9.25%, 9/15/27	(c)890	930
10.75%, 9/19/13	690	768
2,811
Total Debt Instruments (Cost $50,211)	50,770

	No.of
	Warrants
Warrants (2.0%)
Argentina (1.3%)
Republic of Argentina, expiring 12/15/35	(a)(d)298,228	44
Republic of Argentina, expiring 12/15/35	(a)16,231,454	645
		689
Mexico (0.1%)
United Mexican States, expiring 9/24/07	796	68
Nigeria (0.4%)
Central Bank of Nigeria, expiring 11/15/20	750	191
Venezuela (0.2%)
Republic of Venezuela Oil-Linked Payment Obligation, expiring 4/15/20	2,700	101
Total Warrants (Cost $357)		1,049

	No.of
	Contracts
Put Options Purchased (0.8%)
Brazil (0.2%)
Brazilian Real Put @ $2.00, expiring 5/27/08	(a)2,955,000	111
Turkey (0.6%)
Turkish Lira Put @ $1.356, expiring 5/26/08	(a)3,420,000	340
Total Options Purchased (Cost $500)		451

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

	Face
	Amount	Value
	(000)	(000)
Short-Term Investments (16.6%)
Short-Term Debt Securities held as Collateral on Loaned Securities (15.3%)
AIG Match Funding Corp.,
5.30%, 7/17/07	$ (h)239	$239
Alliance & Leicester plc,
5.33%, 7/9/07	(h)171	171
Anglo Irish Bank Corp. plc,
5.35%, 7/9/07	(p)83	83
Bancaja,
5.36%, 7/19/07	(h)85	85
Banco Bilbao Vizcaya Argentaria,
5.44%, 7/2/07	11	11
Bank of New York Co., Inc.,
5.32%, 7/10/07	(h)85	85
BASF AG,
5.36%, 10/22/07	(h)85	85
Bear Stearns & Co., Inc.,
5.38%, 7/16/07	(h)171	171
BNP Paribas plc,
5.35%, 8/20/07	(h)171	171
CAM US Finance S.A. Unipersonal,
5.36%, 7/3/07	(h)341	341
CIC, New York,
5.30%, 7/3/07	(h)119	119
CIT Group Holdings,
5.37%, 7/18/07	(h)307	307
Credit Suisse First Boston, New York,
5.32%, 7/2/07	(h)170	170
Dexia Bank, New York,
5.32%, 7/2/07	(h)170	170
Dresdner Bank, London,
5.42%, 7/2/07	341	341
Ebbets Funding LLC,
5.32%, 7/17/07	(p)174	174
First Tennessee Bank,
5.33%, 7/17/07	(h)85	85
5.34%, 7/17/07	(h)341	341
Glitner Banki hf,
5.35%, 7/20/07	(h)172	172
Goldman Sachs Group, Inc.,
5.37%, 7/16/07	(h)85	85
5.50%, 7/2/07	(h)160	160
HSBC Finance Corp.,
5.33%, 7/6/07	(h)85	85
IBM Corp.,
5.29%, 7/9/07	(h)341	341
Macquarie Bank Ltd.,
5.34%, 7/23/07	(h)170	170
Marshall & Ilsley Bank,
5.37%, 12/17/07	171	171
Merrill Lynch & Co.,
5.45%, 7/2/07	(h)102	102
Metropolitan Life Global Funding,
5.31%, 7/23/07	(h)256	256
Natexis Banques Populaires, New York,
5.33%, 7/2/07	(h)170	170
National Australia Bank Ltd.,
5.31%, 7/9/07	$ (h)130	$130
National City Bank Cleveland,
5.32%, 7/2/07	(h)85	85
National Rural Utilities Cooperative Finance Corp.,
5.33%, 7/2/07	(h)341	341
Nationwide Building Society,
5.44%, 9/28/07	(h)198	198
National Bank of Canada,
5.31%, 7/2/07	(h)341	341
Norinchukin Bank, New York,
5.32%, 7/26/07	341	341
Old Fine Funding,
5.32%, 7/24/07	(p)170	170
Rheingold Securitization,
5.32%, 7/16/07	(p)168	168
Scaldis Capital LLC,
5.34%, 7/20/07	(p)137	137
5.34%, 7/23/07	(p)85	85
Sheffield Receivable Corp.,
5.31%, 7/12/07	(p)424	424
Skandi, New York,
5.32%, 7/9/07	(h)171	171
Societe Generale, New York,
5.30%, 7/31/07	(h)409	409
Ticonderoga Funding LLC,
5.34%, 7/25/07	(p)113	113
Unicredito Delaware, Inc.,
5.33%, 7/16/07	(h)187	187
Unicredito Italiano Bank (Ireland) plc,
5.34%, 7/9/07	(h)119	119
		8,280

	Shares
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(o)735,475	735
Total Short-Term Investments (Cost $9,015)		9,015
Total Investments (113.0%) (Cost $60,083) — including $8,077 of Securities Loaned		61,285
Liabilities in Excess of Other Assets (-13.0%)		(7,053)
Net Assets (100%)		$54,232

(a)	Non-income producing security.
(b)	Issuer is in default.
(c)	All or portion of security on loan at June 30, 2007.
(d)	Securities were valued at fair value — At June 30, 2007, the Portfolio held $154,000 of fair valued securities, representing 0.3% of net assets.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2007.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

(n)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2007. Maturity date disclosed is the ultimate maturity date.
(o)	See Note F to the financial statements regarding investment in Morgan
Stanley Growth Fund, Morgan Stanley Institutional Liquidity Government
Portfolio — Institutional Class and Morgan Stanley Institutional Liquidity
Money Market Portfolio — Institutional Class.
(p)	The rate shown is the effective yield at the date of purchase.
BRL	Brazilian Real
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira

Options Written:

The Portfolio had the following option(s) written open at period end:

	Number	Premiums
	of	Received	Value
	Contracts	(000)	(000)
Put Options Written:
Brazilian Real Put @ $2.25, expiring 5/27/08	5,910,000	$96	$72
Turkish Lira Put @ $1.5215, expiring 5/26/08	6,840,000	338	290
		$434	$362

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*	Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Statements of Assets and Liabilities

	Active
	International	Emerging	Global	Global
	Allocation	Markets	Franchise	Real Estate
	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost:	$879,757	$2,132,251	$101,193	$463,792
Investment(s) in Securities of Affiliated Issuer(s), at Cost:	45,926	50,221	734	13,174
Foreign Currency, at Cost:	10,711	1,508	1,655	820
Investments in Securities of Unaffiliated Issuers, at Value:(1)	1,194,049	2,978,243	142,382	468,537
Investment(s) in Securities of Affiliated Issuer(s), at Value:	45,926	66,846	734	13,174
Foreign Currency, at Value:	10,744	1,512	1,666	832
Due from Broker	27,732	—	—	—
Receivable for Portfolio Shares Sold	497	5,217	1	3,723
Receivable for Investments Sold	12,415	17,251	3,308	120
Unrealized Appreciation on Foreign Currency Exchange Contracts	3,783	896	@—	2
Foreign Withholding Tax Reclaim Receivable	109	161	101	50
Receivable from Affiliate(s)	12	11	1	4
Dividends Receivable	1,362	4,829	200	1,318
Interest Receivable	233	649	13	98
OtherAssets	17	36	2	3
Total Assets	1,296,879	3,075,651	148,408	487,861
Liabilities:
Collateral on Securities Loaned, at Value:	201,045	176,613	—	—
Unrealized Depreciation on Foreign Currency Exchange Contracts	1,470	12	83	1
Payable for Investments Purchased	157	17,288	1,157	3,501
Payable for Portfolio Shares Redeemed	282	2,766	—	2,855
Investment Advisory Fees Payable	1,711	7,787	290	790
Bank Overdraft Payable	—	16,650	—	4
Payable for Administration Fees	71	183	10	29
Payable for Custodian Fees	75	515	8	34
Directors’ Fees and Expenses Payable	12	50	@—	—
Deferred Capital Gain Country Tax	73	1,635	—	—
Distribution Fees — Class B	1	27	1	1
Other Liabilities	108	205	24	53
Total Liabilities	205,005	223,731	1,573	7,268
Net Assets	$1,091,874	$2,851,920	$146,835	$480,593
Net Assets Consist Of:
Paid-in Capital	$733,445	$1,650,457	$97,599	$464,823
Undistributed (Distributions in Excess of) Net Investment Income	14,883	(7,209)	2,431	561
Accumulated Net Realized Gain (Loss)	26,086	346,789	5,666	10,446
Unrealized Appreciation (Depreciation) on:
Investments	314,219*	860,940*	41,189	4,745
Foreign Currency Exchange Contracts and Translations	2,481	943	(50)	18
Futures Contracts	760	—	—	—
Net Assets	$1,091,874	$2,851,920	$146,835	$480,593
CLASS A:
Net Assets	$1,088,183	$2,718,278	$142,290	$476,932
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)	63,780,144	79,087,540	7,246,867	40,756,165
Net Asset Value, Offering and Redemption Price Per Share	$17.06	$34.37	$19.63	$11.70
CLASS B:
Net Assets	$3,691	$133,642	$4,545	$3,661
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)	212,970	3,944,440	233,768	313,325
Net Asset Value, Offering and Redemption Price Per Share	$17.33	$33.88	$19.44	$11.69

(1) Including:
Securities on Loan, at Value:	$192,548	$168,814	$—	$—

@	Amount is less than $500.
*	Net of $73 and $1,679 Deferred Capital Gain Country Tax in Active International Allocation and Emerging Markets, respectively.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Statements of Assets and Liabilities

	Global Value	International	International	International
	Equity	Equity	Growth Equity	Magnum
	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost:	$76,072	$6,424,426	$5,999	$118,349
Investment in Security of Affiliated Issuer:	816	28,353	—	9,243
Foreign Currency, at Cost:	329	82,437	70	671
Investments in Securities of Unaffiliated Issuers, at Value:(1)	103,564	8,265,158	8,008	148,783
Investment in Security of Affiliated Issuer, at Value:	816	28,353	—	9,243
Foreign Currency, at Value:	334	82,844	71	678
Due from Advisor	—	—	15	—
Due from Broker	—	—	—	649
Receivable for Portfolio Shares Sold	60	32,070	—	69
Receivable for Investments Sold	—	68,032	53	169
Unrealized Appreciation on Foreign Currency Exchange Contracts	—	177	—	390
Foreign Withholding Tax Reclaim Receivable	11	832	8	36
Receivable from Affiliate	@—	30	@—	1
Dividends Receivable	121	6,279	6	134
Interest Receivable	3	274	@—	40
OtherAssets	1	65	@—	1
Total Assets	104,910	8,484,114	8,161	160,193
Liabilities:
Collateral on Securities Loaned, at Value:	7,723	1,181,450	—	23,728
Unrealized Depreciation on Foreign Currency Exchange Contracts	75	308	—	171
Payable for Investments Purchased	—	35,531	—	213
Bank Overdraft Payable	—	—	19	35
Payable for Portfolio Shares Redeemed	3	52,886	—	36
Investment Advisory Fees Payable	160	14,678	—	253
Payable for Administration Fees	6	480	1	9
Payable for Custodian Fees	16	381	5	17
Directors’ Fees and Expenses Payable	7	143	@—	7
Distribution Fees — Class B	5	251	@—	1
Other Liabilities	31	589	20	26
Total Liabilities	8,026	1,286,697	45	24,496
Net Assets	$96,884	$7,197,417	$8,116	$135,697
Net Assets Consist Of:
Paid-in Capital	$57,607	$4,777,018	$5,916	$98,457
Undistributed (Distributions in Excess of) Net Investment Income	996	102,666	58	1,375
Accumulated Net Realized Gain (Loss)	10,858	476,616	132	5,118
Unrealized Appreciation (Depreciation) on:
Investments	27,492	1,840,732	2,009	30,434
Foreign Currency Exchange Contracts and Translations	(69)	385	1	230
Futures Contracts	—	—	—	83
Net Assets	$96,884	$7,197,417	$8,116	$135,697
CLASS A:
Net Assets	$70,391	$5,995,618	$7,643	$133,176
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)	3,162,813	264,094,994	547,879	8,456,398
Net Asset Value, Offering and Redemption Price Per Share	$22.26	$22.70	$13.95	$15.75
CLASS B:
Net Assets	$26,493	$1,201,799	$473	$2,521
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)	1,204,205	53,472,505	33,934	160,745
Net Asset Value, Offering and Redemption Price Per Share	$22.00	$22.48	$13.95	$15.68

(1) Including:
Securities on Loan, at Value:	$7,464	$1,129,123	$—	$22,697

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Statements of Assets and Liabilities

			Disciplined
	International	International	Large Cap Value	Focus
	Real Estate	Small Cap	Active Extension	Equity
	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost:	$1,491,210	$1,008,179	$6,384	$11,897
Investment in Security of Affiliated Issuer, at Cost:	44,861	25,455	45	537
Foreign Currency, at Cost:	5,017	—	—	17
Investments in Securities of Unaffiliated Issuers, at Value:	1,629,735	1,284,036	6,216	13,821
Investment in Security of Affiliated Issuer, at Value:	44,861	25,455	45	537
Foreign Currency, at Value:	5,052	—	—	17
Cash	—	—	47	—
Due from Adviser	—	—	1	—
Receivable for Portfolio Shares Sold	4,312	5,988	—	1
Receivable for Investments Sold	488	440	—	1
Unrealized Appreciation on Foreign Currency Exchange Contracts	—	9	—	@—
Foreign Withholding Tax Reclaim Receivable	201	923	—	—
Receivable from Affiliate	10	4	—	@—
Dividends Receivable	4,966	806	7	5
Interest Receivable	187	42	5	2
OtherAssets	27	14	—	@—
Total Assets	1,689,839	1,317,717	6,321	14,384
Liabilities:
Unrealized Depreciation on Foreign Currency Exchange Contracts	@—	7	—	—
Payable for Investments Purchased	536	3,099	—	1
Payable for Portfolio Shares Redeemed	712	2,879	—	@—
Bank Overdraft Payable	—	70	—	—
Foreign Currency Overdraft Payable	—	131	—	—
Investment Advisory Fees Payable	3,409	3,182	—	13
Payable for Administration Fees	112	87	@—	1
Payable for Custodian Fees	95	60	1	3
Directors’ Fees and Expenses Payable	—	11	@—	6
Distribution Fees — Class B	23	—	@—	@—
Payable for Dividend Income on Short Positions	—	—	2	—
Securities Sold Short, at Value (Proceeds $1,489)	—	—	1,488	—
Other Liabilities	63	123	6	22
Total Liabilities	4,950	9,649	1,497	46
Net Assets	$1,684,889	$1,308,068	$4,824	$14,338
Net Assets Consist Of:
Paid-in Capital	$1,490,545	$867,158	$5,000	$29,082
Undistributed (Distributions in Excess of) Net Investment Income	2,708	5,268	5	—
Accumulated Net Investment Loss	—	—	—	(8)
Accumulated Net Realized Gain (Loss)	53,029	159,728	(14)	(16,660)
Unrealized Appreciation (Depreciation) on:
Investments	138,525	275,857	(168)	1,924
Foreign Currency Exchange Contracts and Translations	82	57	—	@—
Securities Sold Short	—	—	1	—
Net Assets	$1,684,889	$1,308,068	$4,824	$14,338
CLASS A:
Net Assets	$1,572,476	$1,308,068	$4,728	$11,838
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)	46,796,381	50,756,094	490,000	702,044
Net Asset Value, Offering and Redemption Price Per Share	$33.60	$25.77	$9.65	$16.86
CLASS B:
Net Assets	$112,413	$—	$96	$2,500
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)	3,348,695	—	10,000	152,276
Net Asset Value, Offering and Redemption Price Per Share	$33.57	$—	$9.65	$16.42

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Statements of Assets and Liabilities

		Small	Systematic	Systematic
	Large Cap	Company	Active Large	Active Small
	Relative Value	Growth	Cap Core	Cap Core
	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost:	$246,899	$1,600,301	$6,089	$8,582
Investment in Security of Affiliated Issuer, at Cost:	19,623	16,576	511	353
Foreign Currency, at Cost:	—	369	—	—
Investments in Securities of Unaffiliated Issuers, at Value:(1)	304,172	1,916,040	6,960	8,798
Investment in Security of Affiliated Issuer, at Value:	19,623	16,576	511	353
Foreign Currency, at Value:	—	369	—	—
Cash	—	22	—	56
Due from Adviser	—	—	13	6
Receivable for Portfolio Shares Sold	952	13,622	—	—
Receivable for Investments Sold	730	7,003	—	—
Receivable from Affiliate	3	3	@—	@—
Dividends Receivable	436	158	5	13
Interest Receivable	72	65	2	1
Other Assets	3	24	@—	@—
Total Assets	325,991	1,953,882	7,491	9,227
Liabilities:
Collateral on Securities Loaned, at Value:	—	—	478	2,261
Due to Broker	—	—	@—	1
Payable for Investments Purchased	—	19,076	—	—
Payable for Portfolio Shares Redeemed	3	10,269	—	—
Bank Overdraft Payable	40	—	—	—
Investment Advisory Fees Payable	360	4,232	—	—
Payable for Administration Fees	21	128	1	@—
Payable for Custodian Fees	6	17	1	3
Directors’ Fees and Expenses Payable	16	6	@—	@—
Distribution Fees — Class B	14	178	@—	@—
Other Liabilities	52	285	54	45
Total Liabilities	512	34,191	534	2,310
Net Assets	$325,479	$1,919,691	$6,957	$6,917
Net Assets Consist Of:
Paid-in Capital	$310,833	$1,549,793	$5,998	$6,598
Undistributed (Distributions in Excess of) Net Investment Income	1,449	—	39	19
Accumulated Net Investment Loss	—	(4,861)	—	—
Accumulated Net Realized Gain (Loss)	(44,076)	59,020	51	84
Unrealized Appreciation (Depreciation) on:
Investments	57,273	315,739	871	216
Foreign Currency Exchange Contracts and Translations	—	@—	—	—
Futures Contracts	—	—	(2)	@—
Net Assets	$325,479	$1,919,691	$6,957	$6,917
CLASS A:
Net Assets	$257,224	$1,072,304	$6,841	$6,812
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)	19,685,908	76,030,317	590,000	650,000
Net Asset Value, Offering and Redemption Price Per Share	$13.07	$14.10	$11.60	$10.48
CLASS B:
Net Assets	$68,255	$847,387	$116	$105
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)	5,231,962	63,402,706	10,000	10,000
Net Asset Value, Offering and Redemption Price Per Share	$13.05	$13.37	$11.58	$10.47

(1) Including:
Securities on Loan, at Value:	$—	$—	$467	$2,196

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Statements of Assets and Liabilities

	Systematic	Systematic	Systematic
	Active Small	Active Small	Large Cap Core	U.S. Large
	Cap Growth	Cap Value	Active Extension	Cap Growth
	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost:	$8,930	$9,216	$6,322	$951,475
Investment in Security of Affiliated Issuer, at Cost:	460	220	118	308
Foreign Currency, at Cost:	—	—	—	742
Investments in Securities of Unaffiliated Issuers, at Value:(1)	9,399	9,363	6,229	1,173,484
Investment in Security of Affiliated Issuer, at Value	460	220	118	308
Foreign Currency, at Value:	—	—	—	745
Cash	108	44	14	72
Due from Adviser	2	6	1	—
Receivable for Portfolio Shares Sold	—	—	—	1,100
Receivable for Investments Sold	—	—	—	17,143
Receivable from Affiliate	@—	@—	—	2
Dividends Receivable	3	13	3	632
Interest Receivable	1	1	5	23
OtherAssets	@—	@—	—	19
Total Assets	9,973	9,647	6,370	1,193,528
Liabilities:
Collateral on Securities Loaned, at Value:	2,431	2,383	—	—
Due to Broker	1	@—	—	—
Payable for Investments Purchased	—	—	—	12,749
Payable for Portfolio Shares Redeemed	—	—	—	322
Bank Overdraft Payable	—	@—	—	—
Investment Advisory Fees Payable	—	—	—	1,437
Payable for Administration Fees	@—	1	@—	78
Payable for Custodian Fees	3	3	1	10
Directors’ Fees and Expenses Payable	@—	@—	@—	34
Distribution Fees — Class B	@—	@—	@—	12
Payable for Dividend Income on Short Positions	—	—	1	—
Payable for Securities Sold Short, at Value (Proceeds $1,454)	—	—	1,421	—
Other Liabilities	32	45	6	138
Total Liabilities	2,467	2,432	1,429	14,780
Net Assets	$7,506	$7,215	$4,941	$1,178,748
Net Assets Consist Of:
Paid-in Capital	$6,894	$6,698	$5,000	$992,791
Undistributed (Distributions in Excess of) Net Investment Income	—	54	1	2,166
Accumulated Net Investment Loss	(1)	—	—	—
Accumulated Net Realized Gain (Loss)	144	316	@—	(38,221)
Unrealized Appreciation (Depreciation) on:
Investments	469	147	(93)	222,009
Foreign Currency Exchange Contracts and Translations	—	—	—	3
Futures Contracts	@—	@—	—	—
Securities Sold Short	—	—	33	—
Net Assets	$7,506	$7,215	$4,941	$1,178,748
CLASS A:
Net Assets	$7,397	$7,107	$4,842	$1,120,862
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)	680,000	660,000	490,000	50,327,098
Net Asset Value, Offering and Redemption Price Per Share	$10.88	$10.77	$9.88	$22.27
CLASS B:
Net Assets	$109	$108	$99	$57,886
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)	10,000	10,000	10,000	2,645,441
Net Asset Value, Offering and Redemption Price Per Share	$10.85	$10.75	$9.88	$21.88

(1) Including:
Securities on Loan, at Value:	$2,367	$2,303	$—	$—

@   Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Statements of Assets and Liabilities

	U.S. Real	Emerging
	Estate	Markets Debt
	Portfolio	Portfolio
	(000)	(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost:	$1,205,276	$59,348
Investments in Security of Affiliated Issuer, at Cost:	7,192	735
Foreign Currency, at Cost:	252	135
Investments in Securities of Unaffiliated Issuers, at Value:(1)	1,657,011	60,550
Investments in Security of Affiliated Issuer, at Value:	7,192	735
Foreign Currency, at Value:	253	137
Cash	402	257
Due from Broker	—	@—
Receivable for Portfolio Shares Sold	2,227	175
Receivable for Investments Sold	9,273	—
Receivable from Affiliate	4	1
Dividends Receivable	5,894	—
Interest Receivable	29	1,135
OtherAssets	29	18
Total Assets	1,682,314	63,008
Liabilities:
Collateral on Securities Loaned, at Value:	—	8,280
Payable for Investments Purchased	924	—
Payable for Portfolio Shares Redeemed	2,331	—
Options Written, at Value (Premiums Received $434)	—	361
Investment Advisory Fees Payable	3,494	83
Payable for Administration Fees	118	4
Payable for Custodian Fees	10	5
Directors’ Fees and Expenses Payable	13	5
Distribution Fees — Class B	56	@—
Other Liabilities	214	38
Total Liabilities	7,160	8,776
Net Assets	$1,675,154	$54,232
Net Assets Consist Of:
Paid-in Capital	$962,469	$59,543
Undistributed (Distributions in Excess of) Net Investment Income	(310)	727
Accumulated Net Realized Gain (Loss)	261,258	(7,319)
Unrealized Appreciation (Depreciation) on:
Investments	451,735	1,202
Foreign Currency Exchange Contracts and Translations	2	7
Options Written	—	72
Net Assets	$1,675,154	$54,232
CLASS A:
Net Assets	$1,419,558	$53,653
Shares Outstanding $0.001† par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)	51,991,096	4,357,271
Net Asset Value, Offering and Redemption Price Per Share	$27.30	$12.31
CLASS B:
Net Assets	$255,596	$579
Shares Outstanding $0.001† par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)	9,461,074	46,006
Net Asset Value, Offering and Redemption Price Per Share	$27.02	$12.58

(1) Including:
Securities on Loan, at Value:	$—	$8,077

@    Amount is less than $500.

†      $0.003 par value shares of beneficial interest for Emerging Markets Debt Portfolio.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Statements of Operations

For the Six Months Ended June 30, 2007

	Active				Global
	International	Emerging	Global	Global	Value
	Allocation	Markets	Franchise	Real Estate	Equity
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)	(000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$17,746	$24,338	$2,898	$3,562	$1,591
Interest from Securities of Unaffiliated Issuers	2,088	1,325	72	121	61
Interest from Securities of Affiliated Issuer(s)	625	571	44	196	8
Less: Foreign Taxes Withheld	(2,280)	(1,418)	(127)	(333)	(80)
Total Investment Income	18,179	24,816	2,887	3,546	1,580
Expenses:
Investment Advisory Fees (Note B)	3,305	14,783	560	1,367	370
Administration Fees (Note C)	408	1,007	56	129	44
Custodian Fees (Note E)	150	1,014	16	49	30
Directors’ Fees and Expenses	10	26	2	2	2
Professional Fees	33	89	15	35	16
Bank Overdraft Expense	1	4	@—	3	2
Shareholder Reporting Fees	84	193	2	36	12
Distribution Fees — Class B (Note D)	4	151	6	3	33
Transfer Agency Fees	6	11	4	5	4
Country Tax Expense	@—	—	—	—	—
Registration Fees	28	60	13	35	19
Other Expenses	115	102	11	17	20
Total Expenses	4,144	17,440	685	1,681	552
Voluntary Waiver of Investment Advisory Fees (Note B)	(59)	—	—	@—	—
Rebate from Morgan Stanley Affiliated Cash Sweep (Note F)	(12)	(11)	(1)	(4)	@—
Expense Offset (Note E)	(2)	(12)	@—	(1)	@—
Net Expenses	4,071	17,417	684	1,676	552
Net Investment Income (Loss)	14,108	7,399	2,203	1,870	1,028
Realized Gain (Loss):
Investments Sold	31,677	295,657 *	4,140	9,831	11,571
Foreign Currency Transactions	6,430	(6,053)	(1,161)	(50)	(4)
Futures Contracts	9,242	—	—	—	—
Net Realized Gain (Loss)	47,349	289,604	2,979	9,781	11,567
Change in Unrealized Appreciation (Depreciation):
Investments	65,638 **	110,182 **	6,444	(21,363)	(2,947)
Foreign Currency Exchange Contracts and Translations	656	3,215	637	25	(95)
Futures Contracts	(1,524)	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	64,770	113,397	7,081	(21,338)	(3,042)
Total Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	112,119	403,001	10,060	(11,557)	8,525
Net Increase (Decrease) in Net Assets Resulting from Operations	$126,227	$410,400	$12,263	$(9,687)	$9,553

@	Amount is less than $500.
*	Net of Capital Gain Country Tax of $72.
**	Net of increase in Deferred Capital Gain Country Tax Accrual of $73 and $764 for Active International Allocation and Emerging Markets, respectively.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Statements of Operations

For the Six Months Ended June 30, 2007

	International	International	International	International	International
	Equity	Growth Equity	Magnum	Real Estate	Small Cap
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)	(000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$144,871	$110	$1,902	$25,802	$19,934
Interest from Securities of Unaffiliated Issuers	7,391	1	82	1,105	273
Interest from Security of Affiliated Issuer	1,493	@—	80	495	205
Less: Foreign Taxes Withheld	(11,568)	(11)	(187)	(2,353)	(2,288)
Total Investment Income	142,187	100	1,877	25,049	18,124
Expenses:
Investment Advisory Fees (Note B)	28,788	28	498	6,292	6,378
Administration Fees (Note C)	2,880	3	50	629	537
Custodian Fees (Note E)	628	7	28	202	122
Directors’ Fees and Expenses	76	@—	2	12	13
Bank Overdraft Expense	1	@—	1	1	3
Professional Fees	146	29	12	27	41
Shareholder Reporting Fees	304	7	10	74	74
Distribution Fees — Class B (Note D)	1,482	1	3	140	—
Registration Fees	66	12	16	53	29
Transfer Agency Fees	24	3	4	18	6
Other Expenses	630	7	22	36	86
Total Expenses	35,025	97	646	7,484	7,289
Voluntary Waiver of Investment Advisory Fees (Note B)	—	(28)	(19)	—	—
Expenses Reimbursed by Adviser (Note B)	—	(31)	—	—	—
Rebate from Morgan Stanley Affiliated Cash Sweep (Note F)	(30)	@—	(2)	(10)	(4)
Expense Offset (Note E)	(2)	@—	@—	(4)	(1)
Net Expenses	34,993	38	625	7,470	7,284
Net Investment Income (Loss)	107,194	62	1,252	17,579	10,840
Realized Gain (Loss):
Investments Sold	360,737	86	4,328	47,174	135,084
Foreign Currency Transactions	(11,439)	(1)	116	(272)	78
Futures Contracts	—	—	112	—	—
Net Realized Gain (Loss)	349,298	85	4,556	46,902	135,162
Change in Unrealized Appreciation (Depreciation):
Investments	243,154	663	8,169	(134,789)	(34,047)
Foreign Currency Exchange Contracts and Translations	7,732	1	281	70	(25)
Futures Contracts	—	—	83	—	—
Net Change in Unrealized Appreciation (Depreciation)	250,886	664	8,533	(134,719)	(34,072)
Total Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	600,184	749	13,089	(87,817)	101,090
Net Increase (Decrease) in Net Assets Resulting from Operations	$707,378	$811	$14,341	$(70,238)	$111,930

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Statements of Operations

For the Six Months Ended June 30, 2007

	Disciplined		Large Cap	Small	Systematic
	Large Cap Value	Focus	Relative	Company	Active Large
	Active Extension	Equity	Value	Growth	Cap Core
	Portfolio^	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)	(000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$8	$71	$3,309	$5,418	$45
Interest from Securities of Unaffiliated Issuers	—	6	216	398	7
Interest from Security of Affiliated Issuer	5	3	152	179	5
Less: Foreign Taxes Withheld	—	(7)	—	(22)	@—
Total Investment Income	13	73	3,677	5,973	57
Expenses:
Investment Advisory Fees (Note B)	5	36	686	8,370	12
Administration Fees (Note C)	@—	6	117	765	3
Custodian Fees (Note E)	1	7	12	28	3
Directors’ Fees and Expenses	@—	1	4	17	@—
Bank Overdraft Expense	—	@—	@—	1	—
Professional Fees	4	8	14	43	13
Shareholder Reporting Fees	@—	6	25	238	18
Distribution Fees — Class B (Note D)	@—	3	81	1,074	@—
Transfer Agency Fees	1	5	7	26	3
Registration Fees	@—	16	28	62	24
Income Expense on Short Positions	2	—	—	—	—
Other Expenses	1	5	113	200	4
Total Expenses	14	93	1,087	10,824	80
Voluntary Waiver of Investment Advisory Fees (Note B)	(5)	(19)	—	—	(12)
Expenses Reimbursed by Adviser (Note B)	(1)	—	—	—	(46)
Rebate from Morgan Stanley Affiliated Cash Sweep (Note F)	—	@—	(3)	(3)	@—
Expense Offset (Note E)	—	@—	@—	(1)	(2)
Net Expenses	8	74	1,084	10,820	20
Net Investment Income (Loss)	5	(1)	2,593	(4,847)	37
Realized Gain (Loss):
Investments Sold	(14)	898	3,909	66,669	72
Foreign Currency Transactions	—	1	—	(52)	—
Futures Contracts	—	—	—	—	13
Net Realized Gain (Loss)	(14)	899	3,909	66,617	85
Change in Unrealized Appreciation (Depreciation):
Investments	(168)	637	14,755	48,894	422
Foreign Currency Exchange Contracts and Translations	—	@—	—	@—	—
Futures Contracts	—	—	—	—	(2)
Securities Sold Short	1	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	(167)	637	14,755	48,894	420
Total Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(181)	1,536	18,664	115,511	505
Net Increase (Decrease) in Net Assets Resulting from Operations	$(176)	$1,535	$21,257	$110,664	$542

^   For the period from May 31, 2007 (commencement of operations) to June 30, 2007.

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Statements of Operations

For the Six Months Ended June 30, 2007

	Systematic	Systematic	Systematic	Systematic
	Active Small	Active Small	Active Small	Large Cap Core	U.S. Large
	Cap Core	Cap Growth	Cap Value	Active Extension	Cap Growth
	Portfolio	Portfolio	Portfolio	Portfolio^	Portfolio
	(000)	(000)	(000)	(000)	(000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$45	$28	$83	$5	$398
Interest from Securities of Unaffiliated Issuers	7	7	6	1	5,593
Interest from Security of Affiliated Issuer	2	3	2	4	110
Less: Foreign Taxes Withheld	—	—	—	—	(237)
Total Investment Income	54	38	91	10	5,864
Expenses:
Investment Advisory Fees (Note B)	25	27	27	5	2,787
Administration Fees (Note C)	3	3	3	@—	451
Custodian Fees (Note E)	5	4	6	1	17
Directors’ Fees and Expenses	@—	@—	@—	@—	13
Bank Overdraft Expense	@—	@—	@—	—	1
Professional Fees	13	13	13	4	30
Shareholder Reporting Fees	15	2	15	1	128
Registration Fees	24	24	24	—	40
Distribution Fees — Class B (Note D)	@—	@—	@—	@—	73
Transfer Agency Fees	3	3	3	1	8
Income Expense on Short Positions	—	—	—	2	—
Other Expenses	4	4	4	1	109
Total Expenses	92	80	95	15	3,657
Voluntary Waiver of Investment Advisory Fees (Note B)	(25)	(27)	(27)	(5)	—
Expenses Reimbursed by Adviser (Note B)	(30)	(14)	(29)	(1)	—
Rebate from Morgan Stanley Affiliated Cash Sweep (Note F)	@—	@—	@—	—	(2)
Expense Offset (Note E)	@—	@—	@—	—	@—
Net Expenses	37	39	39	9	3,655
Net Investment Income (Loss)	17	(1)	52	1	2,209
Realized Gain (Loss):
Investments Sold	249	322	320	@—	33,107
Foreign Currency Transactions	—	—	—	—	(6)
Futures Contracts	1	5	1	—	—
Net Realized Gain (Loss)	250	327	321	@—	33,101
Change in Unrealized Appreciation (Depreciation):
Investments	95	436	(103)	(93)	69,809
Foreign Currency Exchange Contracts and Translations	—	—	—	—	3
Futures Contracts	1	@—	@—	—	—
Securities Sold Short	—	—	—	33	—
Net Change in Unrealized Appreciation (Depreciation)	96	436	(103)	(60)	69,812
Total Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	346	763	218	(60)	102,913
Net Increase (Decrease) in Net Assets Resulting from Operations	$363	$762	$270	$(59)	$105,122

^   For the period from May 31, 2007 (commencement of operations) to June 30, 2007.

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Statements of Operations

For the Six Months Ended June 30, 2007

	U.S. Real	Emerging
	Estate	Markets Debt
	Portfolio	Portfolio
	(000)	(000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$17,265	$—
Interest from Securities of Unaffiliated Issuers	895	2,020
Interest from Security of Affiliated Issuer	183	21
Less: Foreign Taxes Withheld	(230)	@—
Total Investment Income	18,113	2,041
Expenses:
Investment Advisory Fees (Note B)	7,231	214
Administration Fees (Note C)	784	23
Custodian Fees (Note E)	18	11
Directors’ Fees and Expenses	19	1
Bank Overdraft Expense	1	20
Professional Fees	42	10
Shareholder Reporting Fees	256	35
Distribution Fees — Class B (Note D)	365	1
Registration Fees	36	15
Transfer Agency Fees	22	4
Other Expenses	152	6
Total Expenses	8,926	340
Voluntary Waiver of Investment Advisory Fees (Note B)	—	(76)
Expenses Reimbursed by Adviser (Note B)	—	—
Rebate from Morgan Stanley Affiliated Cash Sweep (Note F)	(4)	(1)
Expense Offset (Note E)	(6)	@—
Net Expenses	8,916	263
Net Investment Income (Loss)	9,197	1,778
Realized Gain (Loss):
Investments Sold	221,473	3,135
Foreign Currency Transactions	42	156
Options Written	—	(42)
Futures Contracts	—	1
Net Realized Gain (Loss)	221,515	3,250
Change in Unrealized Appreciation (Depreciation):
Investments	(280,614)	(3,905)
Foreign Currency Exchange Contracts and Translations	2	5
Options Written	—	72
Futures Contracts	—	@—
Net Change in Unrealized Appreciation (Depreciation)	(280,612)	(3,828)
Total Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(59,097)	(578)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(49,900)	$1,200

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007

Statements of Changes in Net Assets

	Active
	International Allocation		Emerging Markets
	Portfolio		Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2007	December 31,	June 30, 2007	December 31,
	(unaudited)	2006	(unaudited)	2006
	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$14,108	$17,545	$7,399	$12,943
Net Realized Gain (Loss)	47,349	48,028	289,604	407,354
Net Change in Unrealized Appreciation (Depreciation)	64,770	126,792	113,397	244,555
Net Increase (Decrease) in Net Assets Resulting from Operations	126,227	192,365	410,400	664,852
Distributions from and/or in Excess of:
Class A:
Net Investment Income	—	(22,355)	—	(19,320)
Net Realized Gain	—	—	—	(344,280)
Class B:
Net Investment Income	—	(70)	—	(740)
Net Realized Gain	—	—	—	(19,457)
Total Distributions	—	(22,425)	—	(383,797)
Capital Share Transactions:(1)
Class A:
Subscribed	86,709	187,571	296,033	592,680
Distributions Reinvested	—	18,880	—	352,736
Redeemed	(91,725)	(200,465)	(252,886)	(680,751)
Redemption Fees	1	3	130	339
Class B:
Subscribed	651	6,914	22,980	113,026
Distributions Reinvested	—	70	—	20,035
Redeemed	(923)	(6,523)	(34,729)	(122,311)
Redemption Fees	@—	@—	7	23
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(5,287)	6,450	31,535	275,777
Total Increase (Decrease) in Net Assets	120,940	176,390	441,935	556,832
Net Assets:
Beginning of Period	970,934	794,544	2,409,985	1,853,153
End of Period	$1,091,874	$970,934	$2,851,920	$2,409,985
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$14,883	$775	$(7,209)	$(14,608)

(1) Capital Share Transactions:
Class A:
Shares Subscribed	5,484	13,737	9,654	20,344
Shares Issued on Distributions Reinvested	—	1,261	—	12,457
Shares Redeemed	(5,751)	(14,670)	(8,525)	(23,842)
Net Increase (Decrease) in Class A Shares Outstanding	(267)	328	1,129	8,959
Class B:
Shares Subscribed	39	514	764	3,784
Shares Issued on Distributions Reinvested	—	4	—	717
Shares Redeemed	(59)	(461)	(1,194)	(4,254)
Net Increase (Decrease) in Class B Shares Outstanding	(20)	57	(430)	247

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007

Statements of Changes in Net Assets

	Global Franchise		Global Real Estate
	Portfolio		Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Period Ended
	June 30, 2007	December 31,	June 30, 2007	December 31,
	(unaudited)	2006	(unaudited)	2006^
	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$2,203	$2,168	1,870	$873
Net Realized Gain (Loss)	2,979	8,205	9,781	1,210
Net Change in Unrealized Appreciation (Depreciation)	7,081	13,638	(21,338)	26,101
Net Increase (Decrease) in Net Assets Resulting from Operations	12,263	24,011	(9,687)	28,184
Distributions from and/or in Excess of:
Class A:
Net Investment Income	—	(898)	—	(2,292)
Net Realized Gain	—	(6,479)	—	(438)
Class B:
Net Investment Income	—	(19)	—	(1)
Net Realized Gain	—	(205)	—	@—
Total Distributions	—	(7,601)	—	(2,731)
Capital Share Transactions:(1)
Class A:
Subscribed	3,698	51,389	346,372	218,187
Distributions Reinvested	—	7,255	—	2,728
Redeemed	(1,712)	(30,984)	(98,794)	(7,708)
Redemption Fees	—	4	3	3
Class B:
Subscribed	802	453	6,947	100
Distributions Reinvested	—	181	—	—
Redeemed	(785)	(1,558)	(3,011)	—
Redemption Fees	—	@—	@—	@—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	2,003	26,740	251,517	213,310
Total Increase (Decrease) in Net Assets	14,266	43,150	241,830	238,763
Net Assets:
Beginning of Period	132,569	89,419	238,763	—
End of Period	$146,835	$132,569	$480,593	$238,763
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$2,431	$228	$561	$(1,309)

(1) Capital Share Transactions:
Class A:
Shares Subscribed	194	3,123	28,162	21,098
Shares Issued on Distributions Reinvested	—	409	—	241
Shares Redeemed	(91)	(1,808)	(8,044)	(701)
Net Increase (Decrease) in Class A Shares Outstanding	103	1,724	20,118	20,638
Class B:
Shares Subscribed	43	26	561	10
Shares Issued on Distributions Reinvested	—	10	—	—
Shares Redeemed	(41)	(87)	(258)	—
Net Increase (Decrease) in Class B Shares Outstanding	2	(51)	303	10

^   Global Real Estate Portfolio commenced operations on August 30, 2006.

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007

Statements of Changes in Net Assets

	Global Value Equity		International Equity
	Portfolio		Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2007	December 31,	June 30, 2007	December 31,
	(unaudited)	2006	(unaudited)	2006
	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,028	$1,918	$107,194	$212,224
Net Realized Gain (Loss)	11,567	6,732	349,298	1,034,579
Net Change in Unrealized Appreciation (Depreciation)	(3,042)	14,322	250,886	264,694
Net Increase (Decrease) in Net Assets Resulting from Operations	9,553	22,972	707,378	1,511,497
Distributions from and/or in Excess of:
Class A:
Net Investment Income	—	(1,618)	—	(144,056)
Net Realized Gain	—	(4,953)	—	(917,867)
Class B:
Net Investment Income	—	(386)	—	(25,432)
Net Realized Gain	—	(1,352)	—	(181,273)
Total Distributions	—	(8,309)	—	(1,268,628)
Capital Share Transactions:(1)
Class A:
Subscribed	2,558	12,229	491,591	787,978
Distributions Reinvested	—	6,534	—	967,612
Redeemed	(40,443)	(15,405)	(989,797)	(2,767,428)
Redemption Fees	5	25	126	266
Class B:
Subscribed	1,710	4,567	172,981	365,342
Distributions Reinvested	—	1,739	—	206,433
Redeemed	(5,436)	(3,360)	(238,615)	(660,276)
Redemption Fees	1	6	25	75
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(41,605)	6,335	(563,689)	(1,099,998)
Total Increase (Decrease) in Net Assets	(32,052)	20,998	143,689	(857,129)
Net Assets:
Beginning of Period	128,936	107,938	7,053,728	7,910,857
End of Period	$96,884	$128,936	$7,197,417	$7,053,728
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$996	$(32)	$102,666	$(4,528)

(1) Capital Share Transactions:
Class A:
Shares Subscribed	120	653	22,926	35,254
Shares Issued on Distributions Reinvested	—	329	—	47,109
Shares Redeemed	(1,956)	(800)	(45,552)	(125,261)
Net Increase (Decrease) in Class A Shares Outstanding	(1,836)	182	(22,626)	(42,898)
Class B:
Shares Subscribed	82	238	8,139	16,542
Shares Issued on Distributions Reinvested	—	89	—	10,139
Shares Redeemed	(265)	(180)	(11,179)	(29,904)
Net Increase (Decrease) in Class B Shares Outstanding	(183)	147	(3,040)	(3,223)

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007

Statements of Changes in Net Assets

	International Growth Equity		International Magnum
	Portfolio		Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2007	December 31,	June 30, 2007	December 31,
	(unaudited)	2006	(unaudited)	2006
	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$62	$53	$1,252	$1,539
Net Realized Gain (Loss)	85	75	4,556	20,620
Net Change in Unrealized Appreciation (Depreciation)	664	1,382	8,533	4,315
Net Increase (Decrease) in Net Assets Resulting from Operations	811	1,510	14,341	26,474
Distributions from and/or in Excess of:
Class A:
Net Investment Income	—	(49)	—	(2,641)
Net Realized Gain	—	(32)	—	(13,710)
Class B:
Net Investment Income	—	(1)	—	(36)
Net Realized Gain	—	(2)	—	(206)
Total Distributions	—	(84)	—	(16,593)
Capital Share Transactions:(1)
Class A:
Subscribed	121	613	14,364	25,211
Distributions Reinvested	—	8	—	16,307
Redeemed	—	(30)	(11,743)	(41,092)
Redemption Fees	—	—	@—	2
Class B:
Subscribed	106	630	977	934
Distributions Reinvested	—	2	—	240
Redeemed	—	(534)	(462)	(3,266)
Redemption Fees	—	—	@—	@—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	227	689	3,136	(1,664)
Total Increase (Decrease) in Net Assets	1,038	2,115	17,477	8,217
Net Assets:
Beginning of Period	7,078	4,963	118,220	110,003
End of Period	$8,116	$7,078	$135,697	$118,220
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$58	$(4)	$1,375	$123

(1) Capital Share Transactions:
Class A:
Shares Subscribed	10	50	967	1,768
Shares Issued on Distributions Reinvested	—	1	—	1,169
Shares Redeemed	—	(2)	(797)	(2,829)
Net Increase (Decrease) in Class A Shares Outstanding	10	49	170	108
Class B:
Shares Subscribed	8	59	66	66
Shares Issued on Distributions Reinvested	—	@—	—	17
Shares Redeemed	—	(43)	(32)	(236)
Net Increase (Decrease) in Class B Shares Outstanding	8	16	34	(153)

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007

Statements of Changes in Net Assets

	International Real Estate		International Small Cap
	Portfolio		Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2007	December 31,	June 30, 2007	December 31,
	(unaudited)	2006	(unaudited)	2006
	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$17,579	$7,224	$10,840	$17,507
Net Realized Gain (Loss)	46,902	42,502	135,162	204,321
Net Change in Unrealized Appreciation (Depreciation)	(134,719)	254,627	(34,072)	22,196
Net Increase (Decrease) in Net Assets Resulting from Operations	(70,238)	304,353	111,930	244,024
Distributions from and/or in Excess of:
Class A:
Net Investment Income	—	(25,151)	—	(20,542)
Net Realized Gain	—	(31,595)	—	(229,672)
Class B:
Net Investment Income	—	(1,958)	—	—
Net Realized Gain	—	(2,513)	—	—
Total Distributions	—	(61,217)	—	(250,214)
Capital Share Transactions:(1)
Class A:
Subscribed	663,511	680,101	58,497	154,461
Distributions Reinvested	—	46,370	—	228,241
Redeemed	(150,944)	(81,039)	(174,424)	(453,530)
Redemption Fees	29	20	1	4
Class B:
Subscribed	46,307	85,871	—	—
Distributions Reinvested	—	4,408	—	—
Redeemed	(27,299)	(14,534)	—	—
Redemption Fees	3	2	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	531,607	721,199	(115,926)	(70,824)
Total Increase (Decrease) in Net Assets	461,369	964,335	(3,996)	(77,014)
Net Assets:
Beginning of Period	1,223,520	259,185	1,312,064	1,389,078
End of Period	$1,684,889	$1,223,520	$1,308,068	$1,312,064
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$2,708	$(14,871)	$5,268	$(5,572)

(1) Capital Share Transactions:
Class A:
Shares Subscribed	18,713	22,996	2,337	5,989
Shares Issued on Distributions Reinvested	—	1,397	—	9,545
Shares Redeemed	(4,237)	(2,674)	(6,898)	(17,759)
Net Increase (Decrease) in Class A Shares Outstanding	14,476	21,719	(4,561)	(2,225)
Class B:
Shares Subscribed	1,319	2,783	—	—
Shares Issued on Distributions Reinvested	—	132	—	—
Shares Redeemed	(782)	(469)	—	—
Net Increase (Decrease) in Class B Shares Outstanding	537	2,446	—	—

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007

Statements of Changes in Net Assets

	Disciplined Large Cap
	Value Active Extension	Focus Equity
	Portfolio	Portfolio
	Period Ended	Six Months Ended	Year Ended
	June 30, 2007^	June 30, 2007	December 31,
	(unaudited)	(unaudited)	2006
	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$5	$(1)	$(157)
Net Realized Gain (Loss)	(14)	899	11,170
Net Change in Unrealized Appreciation (Depreciation)	(167)	637	(10,424)
Net Increase (Decrease) in Net Assets Resulting from Operations	(176)	1,535	589
Distributions from and/or in Excess of:
Class A:
Net Investment Income	—	—	—
Net Realized Gain	—	—	—
Class B:
Net Investment Income	—	—	—
Net Realized Gain	—	—	—
Total Distributions	—	—	—
Capital Share Transactions:(1)
Class A:
Subscribed	4,900	398	8,415
Distributions Reinvested	—	—	—
Redeemed	—	(2,264)	(51,735)
Redemption Fees	—	@—	@—
Class B:
Subscribed	100	155	4,977
Distributions Reinvested	—	—	—
Redeemed	—	(219)	(14,276)
Redemption Fees	—	@—	@—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	5,000	(1,930)	(52,619)
Total Increase (Decrease) in Net Assets	4,824	(395)	(52,030)
Net Assets:
Beginning of Period	—	14,733	66,763
End of Period	$4,824	$14,338	$14,733
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$5	$—	$—
Accumulated Net Investment Loss Included in End of Period Net Assets	—	(8)	(7)

(1) Capital Share Transactions:
Class A:
Shares Subscribed	490	24	565
Shares Issued on Portfolio Merger	—	—	—
Shares Issued on Distributions Reinvested	—	—	—
Shares Redeemed	—	(140)	(3,422)
Net Increase (Decrease) in Class A Shares Outstanding	490	(116)	(2,857)
Class B:
Shares Subscribed	10	10	337
Shares Issued on Distributions Reinvested	—	—	—
Shares Redeemed	—	(14)	(1,041)
Net Increase (Decrease) in Class B Shares Outstanding	10	(4)	(704)

^  Disciplined Large Cap Value Active Extension commenced operations on May 31, 2007.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007

Statements of Changes in Net Assets

	Large Cap Relative Value		Small Company Growth
	Portfolio		Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2007	December 31,	June 30, 2007	December 31,
	(unaudited)	2006	(unaudited)	2006
	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$2,593	$3,883	$(4,847)	$(12,827)
Net Realized Gain (Loss)	3,909	13,797	66,617	169,063
Net Change in Unrealized Appreciation (Depreciation)	14,755	18,703	48,894	29,319
Net Increase (Decrease) in Net Assets Resulting from Operations	21,257	36,383	110,664	185,555
Distributions from and/or in Excess of:
Class A:
Net Investment Income	(901)	(3,061)	—	—
Net Realized Gain	—	(8,593)	—	(79,237)
Class B:
Net Investment Income	(222)	(886)	—	—
Net Realized Gain	—	(2,670)	—	(69,508)
Total Distributions	(1,123)	(15,210)	—	(148,745)
Capital Share Transactions:(1)
Class A:
Subscribed	42,649	94,848	112,303	296,952
Issued on Portfolio Merger	—	66,823	—	—
Distributions Reinvested	898	11,599	—	74,528
Redeemed	(13,827)	(78,180)	(129,825)	(261,098)
Redemption Fees	1	2	29	55
Class B:
Subscribed	5,218	5,886	70,332	228,726
Distributions Reinvested	221	3,542	—	69,484
Redeemed	(5,019)	(54,962)	(129,142)	(264,904)
Redemption Fees	@—	1	25	55
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	30,141	49,559	(76,278)	143,798
Total Increase (Decrease) in Net Assets	50,275	70,732	34,386	180,608
Net Assets:
Beginning of Period	275,204	204,472	1,885,305	1,704,697
End of Period	$325,479	$275,204	$1,919,691	$1,885,305
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$1,449	$(21)	$—	$—
Accumulated Net Investment Loss Included in End of Period Net Assets	—	—	(4,861)	(14)

(1) Capital Share Transactions:
Class A:
Shares Subscribed	3,335	8,191	8,184	21,757
Shares Issued on Portfolio Merger	—	5,706	—	—
Shares Issued on Distributions Reinvested	73	986	—	5,644
Shares Redeemed	(1,098)	(6,786)	(9,403)	(19,704)
Net Increase (Decrease) in Class A Shares Outstanding	2,310	8,097	(1,219)	7,697
Class B:
Shares Subscribed	419	579	5,399	17,495
Shares Issued on Distributions Reinvested	18	302	—	5,542
Shares Redeemed	(401)	(4,836)	(9,891)	(20,843)
Net Increase (Decrease) in Class B Shares Outstanding	36	(3,955)	(4,492)	2,194

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007

Statements of Changes in Net Assets

	Systematic Active		Systematic Active
	Large Cap Core		Small Cap Core
	Portfolio		Portfolio
	Six Months Ended	Period Ended	Six Months Ended	Period Ended
	June 30, 2007	December 31,	June 30, 2007	December 31,
	(unaudited)	2006^	(unaudited)	2006^
	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$37	$50	$17	$19
Net Realized Gain (Loss)	85	(34)	250	(166)
Net Change in Unrealized Appreciation (Depreciation)	420	449	96	120
Net Increase (Decrease) in Net Assets Resulting from Operations	542	465	363	(27)
Distributions from and/or in Excess of:
Class A:
Net Investment Income	—	(50)	—	(19)
Net Realized Gain	—	—	—	—
Class B:
Net Investment Income	—	@—	—	@—
Net Realized Gain	—	—	—	—
Total Distributions	—	(50)	—	(19)
Capital Share Transactions:(1)
Class A:
Subscribed	—	5,900	—	6,500
Distributions Reinvested	—	—	—	—
Redeemed	—	—	—	—
Redemption Fees	—	—	—	—
Class B:
Subscribed	—	100	—	100
Distributions Reinvested	—	—	—	—
Redeemed	—	—	—	—
Redemption Fees	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	—	6,000	—	6,600
Total Increase (Decrease) in Net Assets	542	6,415	363	6,554
Net Assets:
Beginning of Period	6,415	—	6,554	—
End of Period	$6,957	$6,415	$6,917	$6,554
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$39	$2	$19	$2

(1) Capital Share Transactions:
Class A:
Shares Subscribed	—	590	—	650
Shares Issued on Distributions Reinvested	—	—	—	—
Shares Redeemed	—	—	—	—
Net Increase (Decrease) in Class A Shares Outstanding	—	590	—	660
Class B:
Shares Subscribed	—	10	—	10
Shares Issued on Distributions Reinvested	—	—	—	—
Shares Redeemed	—	—	—	—
Net Increase (Decrease) in Class B Shares Outstanding	—	10	—	10

^ Systematic Active Large Cap Core Portfolio and Systematic Active Small Cap Core Portfolio commenced operations on April 28, 2006.

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007

Statements of Changes in Net Assets

	Systematic Active		Systematic Active
	Small Cap Growth		Small Cap Value
	Portfolio		Portfolio
	Six Months Ended	Period Ended	Six Months Ended	Period Ended
	June 30, 2007	December 31,	June 30, 2007	December 31,
	(unaudited)	2006^	(unaudited)	2006^
	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$(1)	$(6)	$52	$40
Net Realized Gain (Loss)	327	(183)	321	(5)
Net Change in Unrealized Appreciation (Depreciation)	436	33	(103)	250
Net Increase (Decrease) in Net Assets Resulting from Operations	762	(156)	270	285
Distributions from and/or in excess of:
Class A:
Net Investment Income	—	—	—	(39)
Class B:
Net Investment Income	—	—	—	(1)
Total Distributions	—	—	—	(40)
Capital Share Transactions:(1)
Class A:
Subscribed	—	6,800	—	6,600
Distributions Reinvested	—	—	—	—
Redeemed	—	—	—	—
Redemption Fees	—	—	—	—
Class B:
Subscribed	—	100	—	100
Distributions Reinvested	—	—	—	—
Redeemed	—	—	—	—
Redemption Fees	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	—	6,900	—	6,700
Total Increase (Decrease) in Net Assets	762	6,744	270	6,945
Net Assets:
Beginning of Period	6,744	—	6,945	—
End of Period	$7,506	$6,744	$7,215	$6,945
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$—	$—	$54	$2
Accumulated Net Investment Loss Included in End of Period Net Assets	(1)	—	—	—

(1) Capital Share Transactions:
Class A:
Shares Subscribed	—	680	—	660
Shares Issued on Distributions Reinvested	—	—	—	—
Shares Redeemed	—	—	—	—
Net Increase (Decrease) in Class A Shares Outstanding	—	680	—	660
Class B:
Shares Subscribed	—	10	—	10
Shares Issued on Distributions Reinvested	—	—	—	—
Shares Redeemed	—	—	—	—
Net Increase (Decrease) in Class B Shares Outstanding	—	10	—	10

^ Systematic Active Small Cap Growth and Systematic Active Small Cap Value Portfolios commenced operations on April 28, 2006.

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007

Statements of Changes in Net Assets

	Systematic Large Cap
	Core Active Extension	U.S. Large Cap Growth
	Portfolio	Portfolio
	Period Ended	Six Months Ended	Year Ended
	June 30, 2007^	June 30, 2007	December 31,
	(unaudited)	(unaudited)	2006
	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1	$2,209	$160
Net Realized Gain (Loss)	@—	33,101	4,322
Net Change in Unrealized Appreciation (Depreciation)	(60)	69,812	40,881
Net Increase (Decrease) in Net Assets Resulting from Operations	(59)	105,122	45,363
Distributions from and/or in Excess of:
Class A:
Net Investment Income	—	—	(184)
Class B:
Net Investment Income	—	—	—
Total Distributions	—	—	(184)
Capital Share Transactions:(1)
Class A:
Subscribed	4,900	103,085	333,417
Distributions Reinvested	—	—	184
Redeemed	—	(94,319)	(234,697)
Redemption Fees	—	1	16
Class B:
Subscribed	100	4,930	38,689
Distributions Reinvested	—	—	—
Redeemed	—	(10,177)	(20,266)
Redemption Fees	—	@—	1
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	5,000	3,520	117,344
Total Increase (Decrease) in Net Assets		108,642	162,523
Net Assets:
Beginning of Period	—	1,070,106	907,583
End of Period	$4,941	$1,178,748	$1,070,106
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$1	$2,166	$(43)

(1) Capital Share Transactions:
Class A:
Shares Subscribed	4,900	4,804	17,611
Shares Issued on Distributions Reinvested	—	—	9
Shares Redeemed	—	(4,398)	(12,445)
Net Increase (Decrease) in Class A Shares Outstanding	4,900	406	5,175
Class B:
Shares Subscribed	10	234	2,118
Shares Issued on Distributions Reinvested	—	—	—
Shares Redeemed	—	(480)	(1,083)
Net Increase (Decrease) in Class B Shares Outstanding	10	(246)	1,035

^      Systematic Large Cap Core Active Extension Portfolio commenced operations on May 31, 2007.

@    Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007

Statements of Changes in Net Assets

	U.S. Real Estate		Emerging Markets Debt
	Portfolio		Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2007	December 31,	June 30, 2007	December 31,
	(unaudited)	2006	(unaudited)	2006
	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$9,197	$25,097	$1,778	$5,222
Net Realized Gain (Loss)	221,515	242,781	3,250	1,962
Net Change in Unrealized Appreciation (Depreciation)	(280,612)	266,069	(3,828)	1,089
Net Increase (Decrease) in Net Assets Resulting from Operations	(49,900)	533,947	1,200	8,273
Distributions from and/or in excess of:
Class A:
Net Investment Income	(5,745)	(25,711)	—	(5,931)
Net Realized Gain	—	(186,870)	—	—
Class B:
Net Investment Income	(863)	(3,370)	—	(37)
Net Realized Gain	—	(29,839)	—	—
Total Distributions	(6,608)	(245,790)	—	(5,968)
Capital Share Transactions:(1)
Class A:
Subscribed	250,361	529,570	13,162	10,023
Distributions Reinvested	5,325	204,975	—	3,531
Redeemed	(425,806)	(563,233)	(41,907)	(26,920)
Redemption Fees	40	35	—	1
Class B:
Subscribed	81,894	101,776	@—	19
Distributions Reinvested	863	33,205	—	37
Redeemed	(85,485)	(57,345)	—	(109)
Redemption Fees	7	5	—	@—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(172,801)	248,988	(28,745)	(13,418)
Total Increase (Decrease) in Net Assets	(229,309)	537,145	(27,545)	(11,113)
Net Assets:
Beginning of Period	1,904,463	1,367,318	81,777	92,890
End of Period	$1,675,154	$1,904,463	$54,232	$81,777
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$(310)	$(2,899)	$727	$(1,051)

(1) Capital Share Transactions†:
Class A:
Shares Subscribed	8,346	19,517	1,067	855
Shares Issued on Distributions Reinvested	177	7,480	—	295
Shares Redeemed	(14,466)	(20,735)	(3,484)	(2,333)
Net Increase (Decrease) in Class A Shares Outstanding	(5,943)	6,262	(2,417)	(1,183)
Class B:
Shares Subscribed	2,760	3,751	—	2
Shares Issued on Distributions Reinvested	29	1,221	—	3
Shares Redeemed	(2,933)	(2,158)	—	(9)
Net Increase (Decrease) in Class B Shares Outstanding	(144)	2,814	—	(4)

†                Capital share transactions prior to March 17, 2006 for the Emerging Markets Debt Portfolio have been restated to reflect the effect of a reverse stock split as described in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007

Financial Highlights

Active International Allocation Portfolio

	Class A
	Six Months Ended
	June 30, 2007		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$15.10		$12.43	$10.96	$9.58	$7.30	$8.65
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.22		0.27	0.21	0.13	0.13	0.13
Net Realized and Unrealized Gain (Loss) on Investments	1.74		2.75	1.40	1.46	2.32	(1.26)
Total from Investment Operations	1.96		3.02	1.61	1.59	2.45	(1.13)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.35)	(0.14)	(0.21)	(0.17)	(0.22)
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	—	—	—
Net Asset Value, End of Period	$17.06		$15.10	$12.43	$10.96	$9.58	$7.30
Total Return	12.98	%#	24.34%	14.85%	16.64%	33.65%	(13.11)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,088,183		$967,361	$792,329	$580,851	$353,488	$249,742
Ratio of Expenses to Average Net Assets (1)	0.80	%*	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	0.80	%*	0.80%	0.80%	0.80%	0.80%	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	2.78	%*	1.99%	1.84%	1.28%	1.66%	1.57%
Portfolio Turnover Rate	9	%#	16%	24%	24%	55%	42%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	0.82	%*	0.82%	0.83%	0.91%	0.96%	0.93%
Net Investment Income (Loss) to Average Net Assets	2.77	%*	1.97%	1.81%	1.18%	1.50%	1.44%

	Class B
	Six Months Ended
	June 30, 2007		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$15.36		$12.64	$11.13	$9.72	$7.41	$8.77
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.20		0.22	0.19	0.10	0.12	0.11
Net Realized and Unrealized Gain (Loss) on Investments	1.77		2.81	1.43	1.35	2.33	(1.27)
Total from Investment Operations	1.97		3.03	1.62	1.45	2.45	(1.16)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.31)	(0.11)	(0.17)	(0.14)	(0.20)
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	0.13	—	—
Net Asset Value, End of Period	$17.33		$15.36	$12.64	$11.13	$9.72	$7.41
Total Return	12.83	%#	23.95%	14.67%	16.29%	33.13%	(13.29)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,691		$3,573	$2,215	$2,623	$5,635	$8,418
Ratio of Expenses to Average Net Assets (2)	1.05	%*	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	1.05	%*	1.05%	1.05%	1.05%	1.05%	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (2)	2.46	%*	1.61%	1.69%	1.03%	1.41%	1.32%
Portfolio Turnover Rate	9	%#	16%	24%	24%	55%	42%

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	1.07	%*	1.07%	1.08%	1.16%	1.21%	1.18%
Net Investment Income (Loss) to Average Net Assets	2.45	%*	1.59%	1.66%	0.92%	1.25%	1.19%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
#	Not Annualized
*	Annualized

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007

Financial Highlights

Emerging Markets Portfolio

	Class A
	Six Months Ended
	June 30, 2007		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$29.29		$25.36	$19.10	$15.52	$10.13	$10.81
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.09		0.18	0.25	0.19	0.14	0.04
Net Realized and Unrealized Gain (Loss) on Investments	4.99		9.22	6.36	3.54	5.44	(0.71)
Total from Investment Operations	5.08		9.40	6.61	3.73	5.58	(0.67)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.29)	(0.35)	(0.15)	(0.18)	(0.01)
Net Realized Gain	—		(5.18)	—	—	—	—
Return of Capital	—		—	—	—	(0.01)	—
Total Distributions	—		(5.47)	(0.35)	(0.15)	(0.19)	(0.01)
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	0.00 ‡	0.00 ‡	—
Net Asset Value, End of Period	$34.37		$29.29	$25.36	$19.10	$15.52	$10.13
Total Return	17.34	%#	38.00%	34.54%	24.09%	55.08%	(6.24)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,718,278		$2,283,535	$1,749,671	$1,249,299	$1,020,353	$657,203
Ratio of Expenses to Average Net Assets	1.37	%*	1.40%	1.41%	1.52%^^	1.64%	1.65%
Ratio of Expenses to Average Net Assets Excluding Capital Gain Country Tax Expense and Bank Overdraft Expense	1.37	%*	1.40%	1.41%	1.52%	1.61%	1.58%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.60	%*	0.62%	1.17%	1.09%	1.15%	0.35%
Portfolio Turnover Rate	51	%#	82%	59%	73%	92%	91%

	Class B
	Six Months Ended
	June 30, 2007		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$28.91		$25.07	$18.90	$15.36	$10.06	$10.73
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.05		0.13	0.19	0.15	0.11	0.01
Net Realized and Unrealized Gain (Loss) on Investments	4.92		9.09	6.26	3.49	5.35	(0.68)
Total from Investment Operations	4.97		9.22	6.45	3.64	5.46	(0.67)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.20)	(0.29)	(0.11)	(0.15)	—
Net Realized Gain	—		(5.18)	—	—	—	—
Return of Capital	—		—	—	—	(0.01)	—
Total Distributions	—		(5.38)	(0.29)	(0.11)	(0.16)	—
Redemption Fees	0.00	‡	0.00 ‡	0.01	0.01	—	—
Net Asset Value, End of Period	$33.88		$28.91	$25.07	$18.90	$15.36	$10.06
Total Return	17.19	%#	37.65%	34.17%	23.84%	54.31%	(6.24)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$133,642		$126,450	$103,482	$71,254	$42,046	$13,208
Ratio of Expenses to Average Net Assets	1.62	%*	1.65%	1.66%	1.77%^^	1.89%	1.90%
Ratio of Expenses to Average Net Assets Excluding Capital Gain Country Tax Expense and Bank Overdraft Expense	1.62	%*	1.65%	1.66%	1.77%	1.86%	1.83%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.34	%*	0.47%	0.90%	0.89%	0.90%	0.10%
Portfolio Turnover Rate	51	%#	82%	59%	73%	92%	91%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
#	Not Annualized
*	Annualized
^^

Effective November 1, 2004, the Adviser has voluntarily agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.65% for Class A and 1.90% for Class B shares. Prior to November 1, 2004, the maximum ratios were 1.75% for Class A and 2.00% for Class B shares.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007

Financial Highlights

Global Franchise Portfolio

	Class A
	Six Months Ended
	June 30, 2007		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$17.98		$15.69	$15.12	$14.29	$11.29	$10.48
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.30		0.30	0.26	0.27	0.23	0.17
Net Realized and Unrealized Gain (Loss) on Investments	1.35		3.07	1.52	1.66	2.91	0.68
Total from Investment Operations	1.65		3.37	1.78	1.93	3.14	0.85
Distributions from and/or in Excess of:
Net Investment Income	—		(0.13)	(0.31)	—	(0.03)	—
Net Realized Gain	—		(0.95)	(0.90)	(1.13)	(0.11)	(0.04)
Total Distributions	—		(1.08)	(1.21)	(1.13)	(0.14)	(0.04)
Redemption Fees	—		0.00 ‡	0.00 ‡	0.03	0.00 ‡	—
Net Asset Value, End of Period	$19.63		$17.98	$15.69	$15.12	$14.29	$11.29
Total Return	9.23	%#	21.60%	11.91%	13.77%	27.92%	8.10%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$142,290		$128,434	$85,018	$58,223	$79,756	$48,644
Ratio of Expenses to Average Net Assets (1)	0.97	%*	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	0.97	%*	1.00%	1.00%	N/A	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	3.15	%*	1.74%	1.67%	1.82%	1.91%	1.41%
Portfolio Turnover Rate	8	%#	35%	19%	21%	32%	62%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	N/A	1.01%	1.07%	1.16%	1.23%	1.28%
Net Investment Income (Loss) to Average Net Assets	N/A	1.73%	1.60%	1.66%	1.68%	1.13%

	Class B
	Six Months Ended
	June 30, 2007		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$17.82		$15.56	$15.01	$14.22	$11.24	$10.46
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.28		0.24	0.24	0.22	0.22	0.11
Net Realized and Unrealized Gain (Loss) on Investments	1.34		3.04	1.48	1.69	2.88	0.71
Total from Investment Operations	1.62		3.28	1.72	1.91	3.10	0.82
Distributions from and/or in Excess of:
Net Investment Income	—		(0.07)	(0.27)	—	(0.01)	—
Net Realized Gain	—		(0.95)	(0.90)	(1.13)	(0.11)	(0.04)
Total Distributions	—		(1.02)	(1.17)	(1.13)	(0.12)	(0.04)
Redemption Fees	—		0.00 ‡	—	0.01	—	—
Net Asset Value, End of Period	$19.44		$17.82	$15.56	$15.01	$14.22	$11.24
Total Return	9.15	%#	21.31%	11.53%	13.56%	27.62%	7.82%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,545		$4,135	$4,401	$3,941	$2,682	$1,427
Ratio of Expenses to Average Net Assets (2)	1.22	%*	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	1.22	%*	1.25%	1.25%	N/A	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (2)	3.01	%*	1.43%	1.52%	1.47%	1.66%	1.16%
Portfolio Turnover Rate	8	%#	35%	19%	21%	32%	62%

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	N/A	1.26%	1.32%	1.41%	1.48%	1.53%
Net Investment Income (Loss) to Average Net Assets	N/A	1.42%	1.45%	1.31%	1.43%	1.88%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
#	Not Annualized
*	Annualized

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007

Financial Highlights

Global Real Estate Portfolio

	Class A
	Six Months Ended		Period from
	June 30, 2007		August 30, 2006^
Selected Per Share Data and Ratios	(unaudited)		to December 31, 2006
Net Asset Value, Beginning of Period	$11.56		$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.07		0.06
Net Realized and Unrealized Gain (Loss) on Investments	0.07		1.66
Total from Investment Operations	0.14		1.72
Distributions from and/or in Excess of:
Net Investment Income	—		(0.13)
Net Realized Gain	—		(0.03)
Total Distributions	—		(0.16)
Redemption Fees	0.00	‡	0.00	‡
Net Asset Value, End of Period	$11.70		$11.56
Total Return	1.21	%#	17.20	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$476,932		$238,647
Ratio of Expenses to Average Net Assets (1)	1.04	%*	1.05	%*
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	1.04	%*	—
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.16	%*	1.53	%*
Portfolio Turnover Rate	15	%#	4	%#

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	1.04	%*	1.15	%*
Net Investment Income (Loss) to Average Net Assets	1.14	%*	1.43	%*

	Class B
	Six Months Ended		Period from
	June 30, 2007		August 30, 2006^
Selected Per Share Data and Ratios	(unaudited)		to December 31, 2006
Net Asset Value, Beginning of Period	$11.56		$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.08		0.04
Net Realized and Unrealized Gain (Loss) on Investments	0.05		1.67
Total from Investment Operations	0.13		1.71
Distributions from and/or in Excess of:
Net Investment Income	—		(0.12)
Net Realized Gain	—		(0.03)
Total Distributions	—		(0.15)
Redemption Fees	0.00	‡	0.00	‡
Net Asset Value, End of Period	$11.69		$11.56
Total Return	1.04	%#	17.11	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,661		$116
Ratio of Expenses to Average Net Assets (2)	1.30	%*	1.30	%*
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	1.30	%*	—
Ratio of Net Investment Income (Loss) to Average Net Assets (2)	1.34	%*	1.07	%*
Portfolio Turnover Rate	15	%#	4	%#

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	1.31	%*	1.41	%*
Net Investment Income (Loss) to Average Net Assets	1.32	%*	0.96	%*

^	Commencement of Operations
†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
#	Not Annualized
*	Annualized

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007

Financial Highlights

Global Value Equity Portfolio

	Class A
	Six Months Ended
	June 30, 2007		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$20.24		$17.85	$17.81	$15.84	$12.46	$15.45
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.20		0.33	0.31	0.22	0.19	0.15
Net Realized and Unrealized Gain (Loss) on Investments	1.82		3.44	0.72	2.02	3.42	(2.82)
Total from Investment Operations	2.02		3.77	1.03	2.24	3.61	(2.67)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.34)	(0.31)	(0.22)	(0.16)	(0.20)
Net Realized Gain	—		(1.05)	(0.68)	(0.05)	(0.08)	(0.12)
Total Distributions	—		(1.39)	(0.99)	(0.27)	(0.24)	(0.32)
Redemption Fees	0.00	‡	0.01	0.00 ‡	0.00 ‡	0.01	—
Net Asset Value, End of Period	$22.26		$20.24	$17.85	$17.81	$15.84	$12.46
Total Return	9.98	%#	21.40%	5.81%	14.13%	29.21%	(17.34)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$70,391		$101,163	$86,000	$68,505	$55,545	$34,297
Ratio of Expenses to Average Net Assets (1)	0.94	%*	0.91%	0.90%	1.00%	1.00%	1.00%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	0.94	%*	N/A	N/A	1.00%	1.00%	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.90	%*	1.71%	1.74%	1.31%	1.44%	1.08%
Portfolio Turnover Rate	15	%#	29%	29%	30%	53%	42%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	N/A	N/A	N/A	1.07%	1.20%	1.12%
Net Investment Income (Loss) to Average Net Assets	N/A	N/A	N/A	1.24%	1.24%	0.96%

	Class B
	Six Months Ended
	June 30, 2007		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$20.03		$17.69	$17.64	$15.70	$12.35	$15.33
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.18		0.28	0.27	0.17	0.16	0.12
Net Realized and Unrealized Gain (Loss) on Investments	1.79		3.40	0.71	2.00	3.40	(2.82)
Total from Investment Operations	1.97		3.68	0.98	2.17	3.56	(2.70)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.29)	(0.25)	(0.18)	(0.13)	(0.16)
Net Realized Gain	—		(1.05)	(0.68)	(0.05)	(0.08)	(0.12)
Total Distributions	—		(1.34)	(0.93)	(0.23)	(0.21)	(0.28)
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	0.00 ‡	—	—
Net Asset Value, End of Period	$22.00		$20.03	$17.69	$17.64	$15.70	$12.35
Total Return	9.84	%#	21.05%	5.59%	13.78%	28.95%	(17.63)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$26,493		$27,773	$21,938	$30,598	$32,761	$26,866
Ratio of Expenses to Average Net Assets (2)	1.19	%*	1.16%	1.15%	1.25%	1.25%	1.25%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	1.19	%*	N/A	N/A	1.25%	1.25%	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (2)	1.75	%*	1.47%	1.53%	1.07%	1.19%	0.83%
Portfolio Turnover Rate	15	%#	29%	29%	30%	53%	42%

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	N/A	N/A	N/A	1.32%	1.45%	1.37%
Net Investment Income (Loss) to Average Net Assets	N/A	N/A	N/A	0.99%	0.99%	0.71%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
#	Not Annualized
*	Annualized

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007

Financial Highlights

International Equity Portfolio

	Class A
	Six Months Ended
	June 30, 2007		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$20.58		$20.34	$20.99	$19.06	$14.60	$15.59
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.32		0.64	0.43	0.30	0.24	0.19
Net Realized and Unrealized Gain (Loss) on Investments	1.80		3.93	0.93	3.50	4.54	(0.82)
Total from Investment Operations	2.12		4.57	1.36	3.80	4.78	(0.63)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.59)	(0.35)	(0.37)	(0.32)	(0.33)
Net Realized Gain	—		(3.74)	(1.66)	(1.50)	—	(0.03)
Total Distributions	—		(4.33)	(2.01)	(1.87)	(0.32)	(0.36)
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	0.00 ‡	0.00 ‡	—
Net Asset Value, End of Period	$22.70		$20.58	$20.34	$20.99	$19.06	$14.60
Total Return	10.30	%#	22.50%	6.45%	19.96%	32.82%	(4.02)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,995,618		$5,900,906	$6,704,732	$7,200,606	$5,657,941	$3,953,655
Ratio of Expenses to Average Net Assets (1)	0.93	%*	0.94%	0.93%	0.98%	1.00%	1.00%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	0.93	%*	0.94%	0.93%	N/A	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	3.02	%*	2.88%	2.04%	1.48%	1.48%	1.24%
Portfolio Turnover Rate	14	%#	38%	28%	41%	45%	51%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	N/A		N/A	N/A	N/A	1.02%	1.00%
Net Investment Income (Loss) to Average Net Assets	N/A		N/A	N/A	N/A	1.46%	1.24%

	Class B
	Six Months Ended
	June 30, 2007		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$20.40		$20.19	$20.85	$18.96	$14.53	$15.53
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.29		0.60	0.37	0.24	0.18	0.12
Net Realized and Unrealized Gain (Loss) on Investments	1.79		3.87	0.93	3.47	4.54	(0.78)
Total from Investment Operations	2.08		4.47	1.30	3.71	4.72	(0.66)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.52)	(0.30)	(0.32)	(0.29)	(0.31)
Net Realized Gain	—		(3.74)	(1.66)	(1.50)	—	(0.03)
Total Distributions	—		(4.26)	(1.96)	(1.82)	(0.29)	(0.34)
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	0.00 ‡	0.00 ‡	—
Net Asset Value, End of Period	$22.48		$20.40	$20.19	$20.85	$18.96	$14.53
Total Return	10.15	%#	22.21%	6.20%	19.67%	32.46%	(4.25)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,201,799		$1,152,822	$1,206,125	$1,073,278	$733,298	$439,422
Ratio of Expenses to Average Net Assets (2)	1.18	%*	1.19%	1.18%	1.23%	1.25%	1.25%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	1.18	%*	1.19%	1.18%	N/A	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (2)	2.77	%*	2.71%	1.77%	1.21%	1.23%	0.99%
Portfolio Turnover Rate	14	%#	38%	28%	41%	45%	51%

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	N/A		N/A	N/A	N/A	1.27%	1.25%
Net Investment Income (Loss) to Average Net Assets	N/A		N/A	N/A	N/A	1.21%	0.99%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
#	Not Annualized
*	Annualized

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007

Financial Highlights

International Growth Equity Portfolio

	Class A
	Six Months Ended		Year Ended	Period from
	June 30, 2007		December 31,	December 27, 2005^
Selected Per Share Data and Ratios	(unaudited)		2006	to December 31, 2005
Net Asset Value, Beginning of Period	$12.55		$9.93	$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.11		0.10	(0.00	)‡
Net Realized and Unrealized Gain (Loss) on Investments	1.29		2.67	(0.07)
Total from Investment Operations	1.40		2.77	(0.07)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.09)	—
Net Realized Gain	—		(0.06)	—
Total Distributions	—		(0.15)	—
Net Asset Value, End of Period	$13.95		$12.55	$9.93
Total Return	11.15	%#	27.92%	(0.70	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$7,643		$6,753	$4,864
Ratio of Expenses to Average Net Assets (1)	1.00	%*	1.01%	1.00	%*
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	1.00	%*	1.00%	—
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.64	%*	0.89%	(0.86	)%*
Portfolio Turnover Rate	13	%#	24%	4	%#

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	2.56	%*	2.74%	31.60	%*
Net Investment Income (Loss) to Average Net Assets	0.08	%*	(0.84)%	(31.46	)%*

	Class B
	Six Months Ended		Year Ended	Period from
	June 30, 2007		December 31,	December 27, 2005^
Selected Per Share Data and Ratios	(unaudited)		2006	to December 31, 2005
Net Asset Value, Beginning of Period	$12.56		$9.93	$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.10		0.09	(0.00	)‡
Net Realized and Unrealized Gain (Loss) on Investments	1.29		2.64	(0.07)
Total from Investment Operations	1.39		2.73	(0.07)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.04)	—
Net Realized Gain	—		(0.06)	—
Total Distributions	—		(0.10)	—
Net Asset Value, End of Period	$13.95		$12.56	$9.93
Total Return	11.07	%#	27.49%	(0.70	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$473		$325	$99
Ratio of Expenses to Average Net Assets (2)	1.25	%*	1.27%	1.25	%*
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	1.25	%*	1.25%	—
Ratio of Net Investment Income (Loss) to Average Net Assets (2)	1.53	%*	0.78%	(1.16	)%*
Portfolio Turnover Rate	13	%#	24%	4	%#

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	2.82	%*	3.07%	31.85	%*
Net Investment Income (Loss) to Average Net Assets	(0.04	)%*	(1.02)%	(31.76	)%*

^	Commencement of Operations
†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
#	Not Annualized
*	Annualized

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007

Financial Highlights

International Magnum Portfolio

	Class A
	Six Months Ended
	June 30, 2007		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$14.05		$13.01	$11.83	$10.20	$8.04	$9.34
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.15		0.20	0.18	0.13	0.11	0.07
Net Realized and Unrealized Gain (Loss) on Investments	1.55		3.08	1.16	1.74	2.22	(1.31)
Total from Investment Operations	1.70		3.28	1.34	1.87	2.33	(1.24)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.36)	(0.16)	(0.24)	(0.17)	(0.06)
Net Realized Gain	—		(1.88)	—	—	—	—
Total Distributions	—		(2.24)	(0.16)	(0.24)	(0.17)	(0.06)
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	—	—	—
Net Asset Value, End of Period	$15.75		$14.05	$13.01	$11.83	$10.20	$8.04
Total Return	12.10	%#	25.39%	11.35%	18.45%	29.07%	(13.36)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$133,176		$116,443	$106,369	$94,162	$91,087	$68,275
Ratio of Expenses to Average Net Assets (1)	1.00	%*	1.00%	1.00%	1.00%	1.00%	1.01%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	1.00	%*	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	2.01	%*	1.37%	1.51%	1.20%	1.25%	0.81%
Portfolio Turnover Rate	19	%#	81%	32%	49%	53%	59%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	1.03	%*	1.11%	1.12%	1.23%	1.29%	1.30%
Net Investment Income (Loss) to Average Net Assets	1.98	%*	1.26%	1.39%	0.96%	0.96%	0.52%

	Class B
	Six Months Ended
	June 30, 2007		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$14.01		$12.97	$11.80	$10.18	$8.04	$9.32
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.14		0.18	0.15	0.11	0.10	0.06
Net Realized and Unrealized Gain (Loss) on Investments	1.53		3.06	1.15	1.70	2.18	(1.31)
Total from Investment Operations	1.67		3.24	1.30	1.81	2.28	(1.25)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.32)	(0.13)	(0.22)	(0.14)	(0.03)
Net Realized Gain	—		(1.88)	—	—	—	—
Total Distributions	—		(2.20)	(0.13)	(0.22)	(0.14)	(0.03)
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	0.03	0.00‡	—
Net Asset Value, End of Period	$15.68		$14.01	$12.97	$11.80	$10.18	$8.04
Total Return	11.92	%#	25.10%	11.04%	18.15%	28.49%	(13.49)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,521		$1,777	$3,634	$2,605	$2,232	$6,644
Ratio of Expenses to Average Net Assets (2)	1.25	%*	1.25%	1.25%	1.25%	1.25%	1.26%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	1.25	%*	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets (2)	1.89	%*	1.27%	1.25%	1.00%	1.00%	0.56%
Portfolio Turnover Rate	19	%#	81%	32%	49%	53%	59%

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	1.28	%*	1.35%	1.38%	1.48%	1.54%	1.55%
Net Investment Income (Loss) to Average Net Assets	1.86	%*	1.17%	1.12%	0.77%	0.71%	0.27%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
#	Not Annualized
*	Annualized

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007

Financial Highlights

International Real Estate Portfolio

	Class A
	Six Months Ended
	June 30, 2007		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$34.82		$23.63	$21.95	$15.13	$10.93	$9.30
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.40		0.35	0.43	0.36	0.27	0.37
Net Realized and Unrealized Gain (Loss) on Investments	(1.62)		12.78	2.96	6.82	4.35	1.90
Total from Investment Operations	(1.22)		13.13	3.39	7.18	4.62	2.27
Distributions from and/or in Excess of:
Net Investment Income	—		(0.85)	(0.35)	(0.36)	(0.42)	(0.64)
Net Realized Gain	—		(1.09)	(1.36)	—	—	—
Total Distributions	—		(1.94)	(1.71)	(0.36)	(0.42)	(0.64)
Redemption Fees	0.00	‡	0.00 ‡	0.00‡	0.00‡	—	—
Net Asset Value, End of Period	$33.60		$34.82	$23.63	$21.95	$15.13	$10.93
Total Return	(3.50	)%#	56.06%	15.52%	47.49%	42.41%	24.52%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,572,476		$1,125,569	$250,511	$50,620	$22,184	$19,215
Ratio of Expenses to Average Net Assets (1)	0.93	%*	0.95%	1.00%	1.00%	1.00%	1.00%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	0.93	%*	0.95%	1.00%	1.00%	1.00%	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	2.26	%*	1.19%	1.88%	2.05%	2.23%	3.37%
Portfolio Turnover Rate	13	%#	36%	57%	42%	47%	79%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	N/A	N/A	1.11%	1.38%	1.49%	1.56%
Net Investment Income (Loss) to Average Net Assets	N/A	N/A	1.77%	1.67%	1.74%	2.81%

	Class B
	Six Months Ended
	June 30, 2007		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$34.83		$23.68	$22.04	$15.17	$10.96	$9.33
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.35		0.29	0.32	0.35	0.28	0.27
Net Realized and Unrealized Gain (Loss) on Investments	(1.61)		12.77	3.01	6.81	4.32	1.97
Total from Investment Operations	(1.26)		13.06	3.33	7.16	4.60	2.24
Distributions from and/or in Excess of:
Net Investment Income	—		(0.82)	(0.33)	(0.29)	(0.39)	(0.61)
Net Realized Gain	—		(1.09)	(1.36)	—	—	—
Total Distributions	—		(1.91)	(1.69)	(0.29)	(0.39)	(0.61)
Redemption Fees	0.00	‡	0.00 ‡	—	—	—	—
Net Asset Value, End of Period	$33.57		$34.83	$23.68	$22.04	$15.17	$10.96
Total Return	(3.62	)%#	55.69%	15.22%	47.15%	42.06%	24.11%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$112,413		$97,951	$8,674	$827	$915	$953
Ratio of Expenses to Average Net Assets (2)	1.18	%*	1.20%	1.25%	1.25%	1.25%	1.25%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	1.18	%*	1.20%	1.25%	1.25%	1.25%	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (2)	1.95	%*	0.94%	1.34%	2.03%	1.98%	3.12%
Portfolio Turnover Rate	13	%#	36%	57%	42%	47%	79%

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	N/A	N/A	1.45%	1.66%	1.74%	1.81%
Net Investment Income (Loss) to Average Net Assets	N/A	N/A	1.14%	1.62%	1.49%	2.56%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
#	Not Annualized
*	Annualized

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007

Financial Highlights

International Small Cap Portfolio

	Class A
	Six Months Ended
	June 30, 2007		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$23.72		$24.14	$25.11	$20.52	$14.21	$14.82
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.20		0.32	0.32	0.24	0.24	0.15
Net Realized and Unrealized Gain (Loss) on Investments	1.85		4.27	2.89	6.59	6.61	(0.59)
Total from Investment Operations	2.05		4.59	3.21	6.83	6.85	(0.44)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.41)	(0.47)	(0.35)	(0.23)	(0.13)
Net Realized Gain	—		(4.60)	(3.71)	(1.89)	(0.31)	(0.04)
Total Distributions	—		(5.01)	(4.18)	(2.24)	(0.54)	(0.17)
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	0.00 ‡	0.00 ‡	—
Net Asset Value, End of Period	$25.77		$23.72	$24.14	$25.11	$20.52	$14.21
Total Return	8.68	%#	19.61%	13.07%	33.53%	48.32%	(2.99)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,308,068		$1,312,064	$1,389,078	$1,276,083	$899,996	$440,124
Ratio of Expenses to Average Net Assets (1)	1.08	%*	1.10%	1.10%	1.15%	1.15%	1.15%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	1.08	%*	1.10%	1.10%	1.15%	1.15%	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	1.61	%*	1.25%	1.22%	1.04%	1.40%	1.00%
Portfolio Turnover Rate	26	%#	40%	47%	38%	38%	34%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	N/A	N/A	N/A	1.16%	1.20%	1.19%
Net Investment Income (Loss) to Average Net Assets	N/A	N/A	N/A	1.03%	1.35%	0.96%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
#	Not Annualized
*	Annualized

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007

Financial Highlights

Disciplined Large Cap Value Active Extension Portfolio

	Class A
	Period from
	May 31, 2007^
	to June 30, 2007
Selected Per Share Data and Ratios	(unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(0.36)
Total from Investment Operations	(0.35)
Net Asset Value, End of Period	$9.65
Total Return	(3.50	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,728
Ratio of Expenses to Average Net Assets (1)	1.35	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.20	%*
Portfolio Turnover Rate	11	%#

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	3.24	%*
Net Investment Income (Loss) to Average Net Assets	(0.10	)%*

	Class B
	Period from
	May 31, 2007^
	to June 30, 2007
Selected Per Share Data and Ratios	(unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(0.36)
Total from Investment Operations	(0.35)
Net Asset Value, End of Period	$9.65
Total Return	(3.50	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$96
Ratio of Expenses to Average Net Assets (2)	1.60	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (2)	0.83	%*
Portfolio Turnover Rate	11	%#

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	3.61	%*
Net Investment Income (Loss) to Average Net Assets	(0.47	)%*

^	Commencement of Operations
†	Per share amount is based on average shares outstanding.
#	Not Annualized
*	Annualized

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007

Financial Highlights

Focus Equity Portfolio

	Class A
	Six Months Ended
	June 30, 2007		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$15.19		$14.78	$12.59	$11.79	$9.02	$12.67
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.00‡		(0.03)	(0.03)	0.04	0.02	0.00‡
Net Realized and Unrealized Gain (Loss) on Investments	1.67		0.44	2.24	0.78	2.77	(3.65)
Total from Investment Operations	1.67		0.41	2.21	0.82	2.79	(3.65)
Distributions from and/or in Excess of:
Net Investment Income	—		—	(0.02)	(0.02)	(0.02)	—
Redemption Fees	0.00	‡	0.00 ‡	—	—	—	—
Net Asset Value, End of Period	$16.86		$15.19	$14.78	$12.59	$11.79	$9.02
Total Return	10.99	%#	2.77%	17.60%	7.00%	30.99§ %	(28.81)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$11,838		$12,416	$54,321	$52,757	$61,420	$51,347
Ratio of Expenses to Average Net Assets (1)	1.01	%*	0.79%	0.91%	1.00%	1.00%	1.00%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	1.00	%*	0.79%	0.91%	1.00%	1.00%	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.03	%*	(0.23)%	(0.27)%	0.35%	0.22%	0.02%
Portfolio Turnover Rate	21	%#	76%	78%	163%	160%	173%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	1.27	%*	N/A	N/A	1.11%	1.14%	1.09%
Net Investment Income (Loss) to Average Net Assets	(0.24	)%*	N/A	N/A	0.24%	0.08%	(0.07)%

	Class B
	Six Months Ended
	June 30, 2007		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$14.81		$14.45	$12.34	$11.57	$8.85	$12.45
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	(0.02)		(0.06)	(0.06)	0.02	(0.00)‡	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	1.63		0.42	2.19	0.75	2.72	(3.57)
Total from Investment Operations	1.61		0.36	2.13	0.77	2.72	(3.60)
Distributions from and/or in Excess of:
Net Investment Income	—		—	(0.02)	—	—	—
Redemption Fees	0.00	‡	0.00 ‡	—	—	—	—
Net Asset Value, End of Period	$16.42		$14.81	$14.45	$12.34	$11.57	$8.85
Total Return	10.87	%#	2.49%	17.30%	6.75%	30.62%§	(28.92)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,500		$2,317	$12,442	$8,559	$8,156	$6,414
Ratio of Expenses to Average Net Assets (2)	1.26	%*	1.04%	1.16%	1.25%	1.25%	1.25%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	1.25	%*	1.04%	1.16%	1.25%	1.25%	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (2)	(0.20	)%*	(0.45)%	(0.49)%	0.18%	(0.03)%	(0.23)%
Portfolio Turnover Rate	21	%#	76%	78%	163%	160%	173%

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	1.52	%*	N/A	N/A	1.36%	1.39%	1.34%
Net Investment Income (Loss) to Average Net Assets	(0.47	)%*	N/A	N/A	0.07%	(0.17)%	(0.32)%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
#	Not Annualized
§

In 2003, performance was positively impacted by approximately 5.64%, due to the receipt of proceeds from the settlement of class action suits involving, primarily, one of the Portfolio’s holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the 2003 total return for Class A shares and Class B shares would have been approximately 25.35% and 24.98%, respectively.

*	Annualized

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007

Financial Highlights

Large Cap Relative Value Portfolio

	Class A
	Six Months Ended
	June 30, 2007		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$12.20		$11.10	$10.52	$9.30	$7.21	$9.68
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.11		0.20	0.15	0.12	0.13	0.14
Net Realized and Unrealized Gain (Loss) on Investments	0.81		1.62	0.90	1.23	2.09	(2.47)
Total from Investment Operations	0.92		1.82	1.05	1.35	2.22	(2.33)
Distributions from and/or in Excess of:
Net Investment Income	(0.05)		(0.20)	(0.14)	(0.13)	(0.13)	(0.14)
Net Realized Gain	—		(0.52)	(0.33)	—	—	—
Total Distributions	(0.05)		(0.72)	(0.47)	(0.13)	(0.13)	(0.14)
Redemption Fees	0.00	‡	0.00 ‡	—	—	—	—
Net Asset Value, End of Period	$13.07		$12.20	$11.10	$10.52	$9.30	$7.21
Total Return	7.57	%#	16.74%	10.07%	14.56%	31.05%	(24.22)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$257,224		$211,904	$102,973	$90,938	$108,997	$76,452
Ratio of Expenses to Average Net Assets (1)	0.68	%*	0.68%	0.68%	0.70%	0.70%	0.70%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	0.68	%*	0.68%	0.68%	N/A	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.82	%*	1.71%	1.36%	1.28%	1.62%	1.69%
Portfolio Turnover Rate	11	%#	33%	46%	84%	130%	45%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	N/A		N/A	N/A	0.74%	0.77%	0.76%
Net Investment Income (Loss) to Average Net Assets	N/A		N/A	N/A	1.24%	1.55%	1.63%

	Class B
	Six Months Ended
	June 30, 2007		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$12.18		$11.09	$10.51	$9.31	$7.21	$9.67
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.10		0.17	0.12	0.10	0.11	0.12
Net Realized and Unrealized Gain (Loss) on Investments	0.81		1.61	0.91	1.20	2.10	(2.46)
Total from Investment Operations	0.91		1.78	1.03	1.30	2.21	(2.34)
Distributions from and/or in Excess of:
Net Investment Income	(0.04)		(0.17)	(0.12)	(0.10)	(0.11)	(0.12)
Net Realized Gain	—		(0.52)	(0.33)	—	—	—
Total Distributions	(0.04)		(0.69)	(0.45)	(0.10)	(0.11)	(0.12)
Redemption Fees	0.00	‡	0.00 ‡	—	—	—	—
Net Asset Value, End of Period	$13.05		$12.18	$11.09	$10.51	$9.31	$7.21
Total Return	7.51	%#	16.38%	9.81%	14.07%	30.86%	(24.32)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$68,255		$63,300	$101,499	$75,189	$72,180	$46,757
Ratio of Expenses to Average Net Assets (2)	0.93	%*	0.93%	0.93%	0.95%	0.95%	0.95%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	0.93	%*	0.93%	0.93%	N/A	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (2)	1.57	%*	1.44%	1.10%	1.05%	1.37%	1.44%
Portfolio Turnover Rate	11	%#	33%	46%	84%	130%	45%

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	N/A		N/A	N/A	0.99%	1.02%	1.01%
Net Investment Income (Loss) to Average Net Assets	N/A		N/A	N/A	1.01%	1.30%	1.38%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
#	Not Annualized
*	Annualized

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007

Financial Highlights

Small Company Growth Portfolio

	Class A
	Six Months Ended
	June 30, 2007		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$13.31		$12.89	$12.50	$10.81	$7.50	$9.65
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	(0.03)		(0.08)	(0.00‡ )	(0.09)	(0.09)	(0.07)
Net Realized and Unrealized Gain (Loss) on Investments	0.82		1.59	1.72	2.16	3.40	(2.08)
Total from Investment Operations	0.79		1.51	1.72	2.07	3.31	(2.15)
Distributions from and/or in Excess of:
Net Realized Gain	—		(1.09)	(1.33)	(0.38)	—	—
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	—	—	—
Net Asset Value, End of Period	$14.10		$13.31	$12.89	$12.50	$10.81	$7.50
Total Return	5.94	%#	11.90%	13.55%	19.17%	44.13%	(22.28)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,072,304		$1,028,030	$896,204	$651,276	$299,198	$74,554
Ratio of Expenses to Average Net Assets (1)	1.02	%*	1.01%	1.04%	1.10%	1.10%	1.10%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	1.02	%*	1.01%	1.04%	N/A	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	(0.39	)%*	(0.56)%	(0.04)%	(0.79)%	(0.93)%	(0.82)%
Portfolio Turnover Rate	28	%#	76%	73%	111%	160%	133%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	N/A		N/A	N/A	1.16%	1.26%	1.22%
Net Investment Income (Loss) to Average Net Assets	N/A		N/A	N/A	(0.85)%	(1.09)%	(0.94)%

	Class B
	Six Months Ended
	June 30, 2007		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$12.63		$12.31	$12.02	$10.43	$7.26	$9.36
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	(0.04)		(0.10)	(0.03)	(0.11)	(0.10)	(0.09)
Net Realized and Unrealized Gain (Loss) on Investments	0.78		1.51	1.65	2.08	3.27	(2.01)
Total from Investment Operations	0.74		1.41	1.62	1.97	3.17	(2.10)
Distributions from and/or in Excess of:
Net Realized Gain	—		(1.09)	(1.33)	(0.38)	—	—
Redemption Fees	0.00	‡	0.00 ‡	—	—	—	—
Net Asset Value, End of Period	$13.37		$12.63	$12.31	$12.02	$10.43	$7.26
Total Return	5.78	%#	11.55%	13.35%	18.79%	43.80%	(22.44)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$847,387		$857,275	$808,493	$713,733	$484,136	$215,899
Ratio of Expenses to Average Net Assets (2)	1.27	%*	1.26%	1.29%	1.35%	1.35%	1.35%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	1.27	%*	1.26%	1.29%	N/A	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (2)	(0.65	)%*	(0.81)%	(0.24)%	(1.02)%	(1.18)%	(1.07)%
Portfolio Turnover Rate	28	%#	76%	73%	111%	160%	133%

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	N/A		N/A	N/A	1.41%	1.51%	1.47%
Net Investment Income (Loss) to Average Net Assets	N/A		N/A	N/A	(1.09)%	(1.34)%	(1.19)%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
#	Not Annualized
*	Annualized

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007

Financial Highlights

Systematic Active Large Cap Core Portfolio

	Class A
	Six Months Ended		Period from
	June 30, 2007		April 28, 2006^ to
Selected Per Share Data and Ratios	(unaudited)		December 31, 2006
Net Asset Value, Beginning of Period	$10.69		$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.06		0.08
Net Realized and Unrealized Gain (Loss) on Investments	0.85		0.69
Total from Investment Operations	0.91		0.77
Distributions from and/or in Excess of:
Net Investment Income	—		(0.08)
Net Asset Value, End of Period	$11.60		$10.69
Total Return	8.41	%#	7.85	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$6,841		$6,308
Ratio of Expenses to Average Net Assets (1)	0.60	%*	0.60	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.11	%*	1.25	%*
Portfolio Turnover Rate	18	%#	55	%#

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	2.39	%*	2.17	%*
Net Investment Income (Loss) to Average Net Assets	(0.69	)%*	(0.32	)%*

	Class B
	Six Months Ended		Period from
	June 30, 2007		April 28, 2006^ to
Selected Per Share Data and Ratios	(unaudited)		December 31, 2006
Net Asset Value, Beginning of Period	$10.69		$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.05		0.07
Net Realized and Unrealized Gain (Loss) on Investments	0.84		0.69
Total from Investment Operations	0.89		0.76
Distributions from and/or in Excess of:
Net Investment Income	—		(0.07)
Net Asset Value, End of Period	$11.58		$10.69
Total Return	8.22	%#	7.68	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$116		$107
Ratio of Expenses to Average Net Assets (2)	0.85	%*	0.85	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (2)	0.86	%*	1.00	%*
Portfolio Turnover Rate	18	%#	55	%#

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	2.64	%*	2.42	%*
Net Investment Income (Loss) to Average Net Assets	(0.94	)%*	(0.57	)%*

†	Per share amount is based on average shares outstanding.
^	Commencement of Operations
#	Not Annualized
*	Annualized

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007

Financial Highlights

Systematic Active Small Cap Core Portfolio

	Class A
	Six Months Ended		Period from
	June 30, 2007		April 28, 2006^ to
Selected Per Share Data and Ratios	(unaudited)		December 31, 2006
Net Asset Value, Beginning of Period	$9.93		$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.03		0.03
Net Realized and Unrealized Gain (Loss) on Investments	0.52		(0.07)
Total from Investment Operations	0.55		(0.04)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.03)
Net Asset Value, End of Period	$10.48		$9.93
Total Return	5.54	%#	(0.41	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$6,812		$6,455
Ratio of Expenses to Average Net Assets (1)	1.10	%*	1.10	%*
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	1.10	%*	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.51	%*	0.45	%*
Portfolio Turnover Rate	33	%#	60	%#

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	2.73	%*	2.47	%*
Net Investment Income (Loss) to Average Net Assets	(1.12	)%*	(0.92	)%*

	Class B
	Six Months Ended		Period from
	June 30, 2007		April 28, 2006^ to
Selected Per Share Data and Ratios	(unaudited)		December 31, 2006
Net Asset Value, Beginning of Period	$9.93		$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.01		0.01
Net Realized and Unrealized Gain (Loss) on Investments	0.53		(0.07)
Total from Investment Operations	0.54		(0.06)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.01)
Net Asset Value, End of Period	$10.47		$9.93
Total Return	5.44	%#	(0.57	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$105		$99
Ratio of Expenses to Average Net Assets (2)	1.35	%*	1.35	%*
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	N/A		N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (2)	0.26	%*	0.20	%*
Portfolio Turnover Rate	33	%#	60	%#

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	2.98	%*	2.72	%*
Net Investment Income (Loss) to Average Net Assets	(1.37	)%*	(1.17	)%*

^	Commencement of Operations
†	Per share amount is based on average shares outstanding.
#	Not Annualized
*	Annualized

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007

Financial Highlights

Systematic Active Small Cap Growth Portfolio

	Class A
	Six Months Ended		Period from
	June 30, 2007		April 28, 2006^ to
Selected Per Share Data and Ratios	(unaudited)		December 31, 2006
Net Asset Value, Beginning of Period	$9.77		$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.00	‡	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	1.11		(0.22)
Total from Investment Operations	1.11		(0.23)
Net Asset Value, End of Period	$10.88		$9.77
Total Return	11.25	%#	(2.20	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$7,397		$6,646
Ratio of Expenses to Average Net Assets (1)	1.10	%*	1.10	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	(0.01	)%*	(0.13	)%*
Portfolio Turnover Rate	31	%#	76	%#

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	2.24	%*	2.46	%*
Net Investment Income (Loss) to Average Net Assets	(1.16	)%*	(1.49	)%*

	Class B
	Six Months Ended		Period from
	June 30, 2007		April 28, 2006^ to
Selected Per Share Data and Ratios	(unaudited)		December 31, 2006
Net Asset Value, Beginning of Period	$9.76		$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	(0.01)		(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	1.10		(0.22)
Total from Investment Operations	1.09		(0.24)
Net Asset Value, End of Period	$10.85		$9.76
Total Return	11.05	%#	(2.30	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$109		$98
Ratio of Expenses to Average Net Assets (2)	1.35	%*	1.35	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (2)	(0.26	)%*	(0.38	)%*
Portfolio Turnover Rate	31	%#	76	%#

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	2.49	%*	2.71	%*
Net Investment Income (Loss) to Average Net Assets	(1.40	)%*	(1.74	)%*

†	Per share amount is based on average shares outstanding.
^	Commencement of Operations
‡	Amount is less than $0.005 per share.
#	Not Annualized
*	Annualized

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007

Financial Highlights

Systematic Active Small Cap Value Portfolio

	Class A
	Six Months Ended		Period from
	June 30, 2007		April 28, 2006^
Selected Per Share Data and Ratios	(unaudited)		to December 31, 2006
Net Asset Value, Beginning of Period	$10.37		$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.08		0.06
Net Realized and Unrealized Gain (Loss) on Investments	0.32		0.37
Total from Investment Operations	0.40		0.43
Distributions from and/or in Excess of:
Net Investment Income	—		(0.06)
Net Asset Value, End of Period	$10.77		$10.37
Total Return	3.86	%#	4.30	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$7,107		$6,841
Ratio of Expenses to Average Net Assets (1)	1.10	%*	1.10	%*
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	1.10	%*	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.48	%*	0.92	%*
Portfolio Turnover Rate	21	%#	77	%#

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	2.66	%*	2.37	%*
Net Investment Income (Loss) to Average Net Assets	(0.09	)%*	(0.35	)%*

	Class B
	Six Months Ended		Period from
	June 30, 2007		April 28, 2006^
Selected Per Share Data and Ratios	(unaudited)		to December 31, 2006
Net Asset Value, Beginning of Period	$10.36		$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.06		0.04
Net Realized and Unrealized Gain (Loss) on Investments	0.33		0.36
Total from Investment Operations	0.39		0.40
Distributions from and/or in Excess of:
Net Investment Income	—		(0.04)
Net Asset Value, End of Period	$10.75		$10.36
Total Return	3.66	%#	4.14	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$108		$104
Ratio of Expenses to Average Net Assets (2)	1.35	%*	1.35	%*
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	1.35	%*	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (2)	1.23	%*	0.67	%*
Portfolio Turnover Rate	21	%#	77	%#

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	2.91	%*	2.62	%*
Net Investment Income (Loss) to Average Net Assets	(0.34	)%*	(0.60	)%*

^	Commencement of Operations
†	Per share amount is based on average shares outstanding.
#	Not Annualized
*	Annualized

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007

Financial Highlights

Systematic Large Cap Core Active Extension Portfolio

	Class A
	Period from
	May 31, 2007^
	to June 30, 2007
Selected Per Share Data and Ratios	(unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.00	‡
Net Realized and Unrealized Gain (Loss) on Investments	(0.12)
Total from Investment Operations	(0.12)
Net Asset Value, End of Period	$9.88
Total Return	(1.20	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,842
Ratio of Expenses to Average Net Assets (1)	1.35	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.40	%*
Portfolio Turnover Rate	0	%#**

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	3.27	%*
Net Investment Income (Loss) to Average Net Assets	(0.87	)%*

	Class B
	Period from
	May 31, 2007^
	to June 30, 2007
Selected Per Share Data and Ratios	(unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.00	‡
Net Realized and Unrealized Gain (Loss) on Investments	(0.12)
Total from Investment Operations	(0.12)
Net Asset Value, End of Period	$9.88
Total Return	(1.20	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$99
Ratio of Expenses to Average Net Assets (2)	1.60	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (2)	0.16	%*
Portfolio Turnover Rate	0	%#**

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	3.52	%*
Net Investment Income (Loss) to Average Net Assets	(1.12	)%*

^	Commencement of Operations
†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
#	Not Annualized
*	Annualized
**	Amount is less than 0.50%

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007

Financial Highlights

U.S. Large Cap Growth Portfolio

	Class A
	Six Months Ended
	June 30, 2007		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$20.28		$19.49	$16.88	$15.74	$12.49	$17.29
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.04		0.01	0.02	0.09	0.05	0.03
Net Realized and Unrealized Gain (Loss) on Investments	1.95		0.78	2.63	1.13	3.25	(4.80)
Total from Investment Operations	1.99		0.79	2.65	1.22	3.30	(4.77)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.00)‡	(0.04)	(0.08)	(0.05)	(0.03)
Redemption Fees	0.00	‡	0.00 ‡	—	—	—	—
Net Asset Value, End of Period	$22.27		$20.28	$19.49	$16.88	$15.74	$12.49
Total Return	9.81	%#	4.07%	15.72%	7.75%	26.41%§	(27.64)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,120,862		$1,012,417	$871,905	$554,097	$589,698	$432,207
Ratio of Expenses to Average Net Assets (1)	0.63	%*	0.63%	0.65%	0.77%	0.80%	0.80%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	0.63	%*	0.63%	0.65%	N/A	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.40	%*	0.03%	0.13%	0.58%	0.34%	0.21%
Portfolio Turnover Rate	24	%#	59%	106%	179%	131%	143%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	N/A		N/A	N/A	N/A	0.82%	0.81%
Net Investment Income (Loss) to Average Net Assets	N/A		N/A	N/A	N/A	0.32%	0.21%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
#	Not Annualized
§

In 2003, performance was positively impacted by approximately 1.34%, due to the receipt of proceeds from the settlement of class action suits involving, primarily, one of the Portfolio’s holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class A shares and Class B shares would have been approximately 25.07% and 24.79% respectively.

*	Annualized

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007

Financial Highlights

U.S. Large Cap Growth Portfolio

	Class B
	Six Months Ended
	June 30, 2007		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$19.95		$19.21	$16.67	$15.55	$12.34	$17.08
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.01		(0.04)	(0.03)	0.05	0.01	(0.00)‡
Net Realized and Unrealized Gain (Loss) on Investments	1.92		0.78	2.60	1.11	3.21	(4.74)
Total from Investment Operations	1.93		0.74	2.57	1.16	3.22	(4.74)
Distributions from and/or in Excess of:
Net Investment Income	—		—	(0.03)	(0.04)	(0.01)	—
Redemption Fees	0.00	‡	0.00 ‡	—	—	—	—
Net Asset Value, End of Period	$21.88		$19.95	$19.21	$16.67	$15.55	$12.34
Total Return	9.67	%#	3.85%	15.41%	7.45%	26.13%§	(27.75)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$57,886		$57,689	$35,678	$202,893	$199,591	$156,501
Ratio of Expenses to Average Net Assets (2)	0.88	%*	0.88%	0.90%	1.02%	1.05%	1.05%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	0.88	%*	0.88%	0.90%	N/A	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (2)	0.14	%*	(0.23)%	(0.17)%	0.33%	0.09%	(0.04)%
Portfolio Turnover Rate	24	%#	59%	106%	179%	131%	143%

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	N/A		N/A	N/A	N/A	1.07%	1.06%
Net Investment Income (Loss) to Average Net Assets	N/A		N/A	N/A	N/A	0.07%	(0.04)%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
#	Not Annualized
§

In 2003, performance was positively impacted by approximately 1.34%, due to the receipt of proceeds from the settlement of class action suits involving, primarily, one of the Portfolio’s holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class A shares and Class B shares would have been approximately 25.07% and 24.79% respectively.

*	Annualized

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007

Financial Highlights

U.S. Real Estate Portfolio

	Class A
	Six Months Ended
	June 30, 2007		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$28.24		$23.41	$23.21	$17.92	$13.55	$14.63
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.14		0.42	0.45	0.40	0.48	0.52
Net Realized and Unrealized Gain (Loss) on Investments	(0.98)		8.44	3.58	6.17	4.55	(0.48)
Total from Investment Operations	(0.84)		8.86	4.03	6.57	5.03	0.04
Distributions from and/or in Excess of:
Net Investment Income	(0.10)		(0.49)	(0.44)	(0.42)	(0.48)	(0.52)
Net Realized Gain	—		(3.54)	(3.39)	(0.86)	(0.18)	(0.60)
Total Distributions	(0.10)		(4.03)	(3.83)	(1.28)	(0.66)	(1.12)
Redemption Fees	0.00	‡	0.00 ‡	—	—	—	—
Net Asset Value, End of Period	$27.30		$28.24	$23.41	$23.21	$17.92	$13.55
Total Return	(2.97	)%#	38.85%	17.66%	37.28%	37.61%	0.18%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,419,558		$1,635,926	$1,209,668	$1,097,718	$897,551	$655,274
Ratio of Expenses to Average Net Assets (1)	0.87	%*	0.87%	0.89%	0.97%	1.00%	0.99%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	0.87	%*	0.87%	0.89%	N/A	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.93	%*	1.55%	1.87%	2.02%	3.08%	3.49%
Portfolio Turnover Rate	23	%#	36%	33%	21%	17%	47%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	N/A		N/A	N/A	N/A	1.01%	0.99%
Net Investment Income (Loss) to Average Net Assets	N/A		N/A	N/A	N/A	3.07%	3.49%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
#	Not Annualized
*	Annualized

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007

Financial Highlights

U.S. Real Estate Portfolio

	Class B
	Six Months Ended
	June 30, 2007		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$27.96		$23.21	$23.04	$17.80	$13.47	$14.55
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.14		0.37	0.38	0.35	0.45	0.45
Net Realized and Unrealized Gain (Loss) on Investments	(1.00)		8.34	3.56	6.13	4.50	(0.45)
Total from Investment Operations	(0.86)		8.71	3.94	6.48	4.95	—
Distributions from and/or in Excess of:
Net Investment Income	(0.08)		(0.42)	(0.38)	(0.38)	(0.44)	(0.48)
Net Realized Gain	—		(3.54)	(3.39)	(0.86)	(0.18)	(0.60)
Total Distributions	(0.08)		(3.96)	(3.77)	(1.24)	(0.62)	(1.08)
Redemption Fees	0.00	‡	0.00 ‡	—	—	—	—
Net Asset Value, End of Period	$27.02		$27.96	$23.21	$23.04	$17.80	$13.47
Total Return	(3.10	)%#	38.52%	17.37%	36.95%	37.23%	(0.07)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$255,596		$268,537	$157,650	$149,180	$70,146	$31,584
Ratio of Expenses to Average Net Assets (2)	1.12	%*	1.12%	1.14%	1.22%	1.25%	1.24%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	1.12	%*	1.12%	1.14%	N/A	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (2)	0.98	%*	1.37%	1.60%	1.76%	2.83%	3.24%
Portfolio Turnover Rate	23	%#	36%	33%	21%	17%	47%

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	N/A		N/A	N/A	N/A	1.26%	1.24%
Net Investment Income (Loss) to Average Net Assets	N/A		N/A	N/A	N/A	2.82%	3.24%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
#	Not Annualized
*	Annualized

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007

Financial Highlights

Emerging Markets Debt Portfolio

	Class A††
	Six Months Ended
	June 30, 2007		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$11.99		$11.61	$10.92	$10.59	$8.85	$8.85
Income (Loss) from Investment Operations
Net Investment Income†	0.38		0.49	0.81	0.78	0.75	0.81
Net Realized and Unrealized Gain (Loss) on Investments	(0.06)		0.80	0.57	0.30	1.77	0.18
Total from Investment Operations	0.32		1.29	1.38	1.08	2.52	0.99
Distributions from and/or in Excess of:
Net Investment Income	—		(0.91)	(0.69)	(0.75)	(0.78)	(0.99)
Redemption Fees	—		0.00 ‡	0.00 ‡	0.00 ‡	—	—
Net Asset Value, End of Period	$12.31		$11.99	$11.61	$10.92	$10.59	$8.85
Total Return	2.75	%#	11.08%	12.78%	10.07%	28.46%	11.29%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$53,653		$81,212	$92,294	$81,109	$54,647	$48,769
Ratio of Expenses to Average Net Assets(1)	0.92	%*	0.93%#	1.01%	1.04%#	1.16%	1.06%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	0.85	%*	0.92%	1.00%	1.04%	1.13%	N/A
Ratio of Net Investment Income to Average Net Assets(1)	6.24	%*	6.11%	7.02%	7.33%	7.48%	8.79%
Portfolio Turnover Rate	47	%#	55%	84%	151%	216%	157%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	1.19	%*	1.04%	N/A	1.07%	N/A	N/A
Net Investment Income (Loss) to Average Net Assets	5.98	%*	6.00%	N/A	7.30%	N/A	N/A

	Class B††
	Six Months Ended
	June 30, 2007		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$12.29		$11.85	$11.16	$10.80	$9.00	$9.03
Income (Loss) from Investment Operations
Net Investment Income†	0.37		0.50	0.78	0.78	0.75	0.78
Net Realized and Unrealized Gain (Loss) on Investments	(0.08)		0.81	0.60	0.30	1.80	0.15
Total from Investment Operations	0.29		1.31	1.38	1.08	2.55	0.93
Distributions from and/or in Excess of:
Net Investment Income	—		(0.87)	(0.69)	(0.72)	(0.75)	(0.96)
Redemption Fees	—		0.00 ‡	—	—	—	—
Net Asset Value, End of Period	$12.58		$12.29	$11.85	$11.16	$10.80	$9.00
Total Return	2.44	%#	10.79%	12.54%	9.90%	28.34%	10.34%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$579		$565	$596	$437	$429	$343
Ratio of Expenses to Average Net Assets(2)	1.17	%*	1.17%#	1.26%	1.29%#	1.41%	1.31%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	1.10	%*	1.16%	1.25%	1.29%	1.38%	N/A
Ratio of Net Investment Income to Average Net Assets(2)	5.93	%*	5.94%	6.70%	7.07%	7.23%	8.54%
Portfolio Turnover Rate	47	%#	55%	84%	151%	216%	157%

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	1.45	%*	1.29%	N/A	1.32%	N/A	N/A
Net Investment Income (Loss) to Average Net Assets	5.66	%*	5.82%	N/A	7.04%	N/A	N/A

††

On March 17, 2006, the Portfolio effected a reverse stock split as described in the Notes to Financial Statements. Per share data prior to this date has been restated to give effect to the reverse stock split.

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
#	Not Annualized
*	Annualized

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of twenty-two separate, active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”). Each Portfolio (with the exception of the International Small Cap Portfolio) offers two classes of shares - Class A and Class B. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights. Effective May 31, 2007, each of the Systematic Large Cap Core Active Extension and Disciplined Large Cap Value Active Extension Portfolios commenced operations.

For detailed descriptions of the investment objectives of each of the Portfolios and other related information, please refer to the Prospectuses of the Fund. Generally, the investment objective of the domestic and international equity portfolios is to seek capital appreciation by investing in equity and equity related securities. The investment objective of the international fixed income portfolio is primarily to seek a high total return consistent with preservation of capital.

The Global Franchise, International Equity, International Real Estate, International Small Cap and U.S. Real Estate Portfolios are currently closed to new investors. However, these Portfolios will continue to offer shares as follows: (1) through certain retirement plan accounts, (2) to clients of registered investment advisors who currently offer shares of the Portfolios in their discretionary asset allocation programs, (3) through certain endowments and foundations, (4) to clients of family office practices where shares of the Portfolios are held by family members of such clients, (5) to directors and trustees of the Morgan Stanley Funds, (6) to Morgan Stanley and its affiliates and their employees, and (7) to benefit plans sponsored by Morgan Stanley and its affiliates. The Portfolios will continue to offer shares of the Portfolios to existing shareholders and may recommence offering shares of the Portfolios to other new investors in the future.

The Fund has suspended offering shares of the Small Company Growth Portfolio to new investors. The Fund will continue to offer shares of the Portfolio to existing shareholders.  The Fund may recommence offering shares of the Portfolio to new investors in the future.

On April 28, 2006, the net assets of the Equity Portfolio’s (formerly, a Portfolio of Morgan Stanley Institutional Fund Trust) Institutional Class shares were merged into the Large Cap Relative Value Portfolio’s Class A shares through a tax-free exchange. In exchange for the $66,823,000 in net assets received, including $3,685,000 in unrealized appreciation, 5,706,469 Class A shares of the Large Cap Relative Value Portfolio were issued. Prior to the combination, the net assets of the Large Cap Relative Value Portfolio totaled $194,284,000. Immediately after the combination, the net assets of the Large Cap Relative Value Portfolio totaled $261,107,000.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements.  U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.          Security Valuation: Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors.

2.          Repurchase Agreements: The Portfolios may enter into repurchase agreements under which a Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities.  In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest.  To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.  In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Portfolios, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.          Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank, prior to the close of the NYSE, as follows:

•           investments, other assets and liabilities-at the prevailing rates of exchange on the valuation date;

•           investment transactions, investment income and expenses-at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statements of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statements of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of government supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries.  Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign shares” market values may differ. In the absence of trading of the foreign shares in such markets, the Fund

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued on the Portfolio of Investments.

4.          Foreign Currency Exchange Contracts: Certain Portfolios may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates and, in certain situations, to gain exposure to foreign currencies. Certain Portfolios may also enter into cross currency hedges which involve the sale of one currency against the positive exposure to a different currency. Cross currency hedges may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date.  The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolios as unrealized gain or loss. The Portfolios record realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Credit risk may arise upon entering into these contracts from the potential inability of counterparts to meet the terms of their contracts and is generally limited to the amount of the unrealized gains on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5.          Loan Agreements: Certain Portfolios may invest in fixed and floating rate loans (“Loans”) arranged through private negotiations between an issuer of sovereign debt obligations and one or more financial institutions (“Lenders”) deemed to be creditworthy by the investment adviser.  A Portfolio’s investments in Loans may be in the form of participation in Loans (“Participation”) or assignments of all or a portion of Loans (“Assignments”) from third parties.  A Portfolio’s investment in a Participation typically results in the Portfolio having a contractual relationship with only the Lender and not with the borrower. The Portfolios have the right to receive payments of principal, interest and any fees to which it is entitled only upon receipt by the Lender of the payments from the borrower.  The Portfolios generally have no right to enforce compliance by the borrower under the terms of the loan agreement.  As a result, the Portfolio may be subject to the credit risk of both the borrower and the Lender that is selling the Participation and any intermediaries between the Lender and the Portfolio. When a Portfolio purchases Assignments from Lenders, it typically acquires direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

6.          Short Sales: Certain Portfolios may sell securities short.  A short sale is a transaction in which a Portfolio sells securities it may or may not own, but has borrowed, in anticipation of a decline in the market price of the securities.  The Portfolio is obligated to replace the borrowed securities at the market price at the time of replacement. The Portfolio may have to pay a premium to borrow the securities as well as pay any dividends or interest payable on the securities until they are replaced. Dividends and interest payable on such securities sold short are included in dividend expense and interest expense, respectively, in the Statements of Operations. A Portfolio’s obligation to replace the securities borrowed in connection with a short sale will generally be secured by collateral deposited with the broker that consists of cash, U.S. government securities or other liquid, high grade debt obligations. In addition, the Portfolio will either designate on the Portfolio’s records or place in a segregated account with its Custodian an amount of cash, U.S. government securities or other liquid high grade debt obligations equal to the difference, if any, between (1) the market value of the securities sold at the time they were sold short and (2) cash, U.S. government securities or other liquid high grade debt obligations deposited as collateral with the broker in connection with the short sale. Short sales by the Portfolios involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from the purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

7.          Securities Lending: Certain Portfolios may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. Portfolios that lend securities receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked to market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is included in the Portfolios’ Statements of Operations in interest income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The value of loaned securities and related collateral outstanding at June 30, 2007 are as follows:

	Value of
	Loaned	Value of
	Securities	Collateral
Portfolio	(000)	(000)
Active International Allocation	$192,548	$201,045
Emerging Markets	168,814	176,613
Global Value Equity	7,464	7,723
International Equity	1,129,123	1,181,450
International Magnum	22,697	23,728
Systematic Active Large Cap Core	467	478
Systematic Active Small Cap Core	2,196	2,261
Systematic Active Small Cap Growth	2,367	2,431
Systematic Active Small Cap Value	2,303	2,383
Emerging Markets Debt	8,077	8,280

The following Portfolios had income from securities lending (after rebates to borrowers and fee paid to securities lending agent):

Net Interest
Earned by
Portfolio
Portfolio	(000)
Active International Allocation	$697
Emerging Markets	389
Global Value Equity	25
International Equity	4,087
International Magnum	69
Systematic Active Large Cap Core	1
Systematic Active Small Cap Core	5
Systematic Active Small Cap Growth	5
Systematic Active Small Cap Value	4
Emerging Markets Debt	19

8.          Structured Securities: The Emerging Markets Debt Portfolio may invest in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity of specified instruments and the issuance by that entity of one or more classes of securities (“Structured Securities”) backed by, or representing interests in, the underlying instruments. Structured Securities generally will expose the Portfolio to credit risks of the underlying instruments as well as of the issuer of the structured security.  Structured securities are typically sold in private placement transactions with no active trading market.  Investments in Structured Securities may be more volatile than their underlying instruments; however, any loss is limited to the amount of the original investment.

9.          Futures: Certain Portfolios may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash, government securities or other high grade liquid investments deposited with brokers or custodians as “initial margin”) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as “variation margin”) are accounted for as unrealized appreciation (depreciation).  When futures contracts are closed, the difference between the opening value at the date the contract was entered into and the value at closing is recorded as a realized gain or loss in the Statements of Operations. Due from (to) broker includes both initial margin and variation margin, as stated in the Statements of Assets and Liabilities.

Certain Portfolios may use futures contracts in order to manage their exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of hedged investments.

10.   Purchased and Written Options: Certain Portfolios may write covered call and put options on portfolio securities and other financial instruments. Premiums are received and are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the net realized gain or loss. By writing a covered call option, a Portfolio, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

increase. By writing a put option, a Portfolio, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current market price.

Certain Portfolios may purchase call and put options on their portfolio securities or other financial instruments.  Each Portfolio may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. Each Portfolio may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written put positions. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of options relating to the securities purchased or sold by the Portfolio and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

Options written for the six months ended June 30, 2007 were as follows:

	Total	Total
	Number of	Premiums
	Contracts	Received
Emerging Markets Debt Portfolio	(000)	(000)
Options Outstanding — January 1, 2007	—	$—
Options Written	24,293	610
Options Terminated in Closing Purchase Transactions	(11,543)	(176)
Options Expired	—	—
Options Exercised	—	—
Options Outstanding — June 30, 2007	12,750	$434

11. Unfunded Commitments: Subject to the terms of a Subscription Agreement between the U.S. Real Estate Portfolio and BRCP REIT I, LLC the Portfolio has made a subscription commitment of $7,000,000 for which it will receive 7,000,000 shares of common stock. As of June 30, 2007, BRCP REIT I, LLC has drawn down $3,989,000 which represents 57.0% of the commitment.  In addition, the Portfolio received return of capital distributions totaling $400,000.

Subject to the terms of a Subscription Agreement between the U.S. Real Estate Portfolio and BRCP REIT II, LLC the Portfolio has made a subscription commitment of $9,000,000 for which it will receive 9,000,000 shares of common stock. As of June 30, 2007, BRCP REIT II, LLC has drawn down $4,875,000 which represents 54.2% of the commitment.

Subject to the terms of a Subscription Agreement between the U.S. Real Estate Portfolio and Keystone Industrial Fund, LP, the Portfolio has made a subscription commitment of $7,500,000 for which it will receive 7,500,000 shares of common stock. As of June 30, 2007, Keystone Industrial Fund, LP has drawn down $4,694,000, which represents 62.6% of the commitment.

Subject to the terms of a Subscription Agreement between the U.S. Real Estate Portfolio and Cabot Industrial Value Fund, LP, the Portfolio has made a subscription commitment of $7,500,000 for which it will receive 15,000 shares of common stock. As of June 30, 2007, Cabot Industrial Value Fund, LP has drawn down $2,501,000, which represents 33.3% of the commitment.

12.   Redemption Fees: The following redemption fees are designed to protect each Portfolio and its shareholders from the effects of short-term trading. Shares of the Active International Allocation, Emerging Markets, Global Franchise, Global Real Estate, Global Value Equity, International Equity, International Growth Equity, International Magnum, International Real Estate, International Small Cap, Large Cap Relative Value, Small Company Growth, Systematic Active Small Cap Core, Systematic Active Small Cap Growth, Systematic Active Small Cap Value, U.S. Real Estate and Emerging Markets Debt Portfolios redeemed within 30 days of purchase may be subject to a 2% redemption fee. Shares of the Disciplined Large Cap Value Active Extension, Focus Equity, Systematic Active Large Cap Core, Systematic Large Cap Core Active Extension and U.S. Large Cap Growth Portfolios redeemed within 7 days of purchase may be subject to a 2% redemption fee. These fees, if any, are included on the Statements of Changes in Net Assets.

13.   Restricted Securities: Certain Portfolios may invest in unregistered or otherwise restricted securities. The term restricted securities refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale.  As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

acquiror of the securities. The Portfolio would, in either case, bear market risks during that period.

14.   New Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No.  157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolios’ financial statement disclosures.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities – including an amendment of FASB Statement No. 115”(“SFAS 159”), which is effective for fiscal years beginning after November 15, 2007. SFAS 159 permits entities to elect to measure certain financial assets and liabilities at fair value.  The fair value option may be applied instrument by instrument, is irrevocable and is applied only to entire instruments and not to portions of instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. Management is currently evaluating the impact the adoption of SFAS 159 will have on the Portfolios’ financial statement disclosures.

15.   Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio.  Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Certain Portfolios may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Fund with investment advisory services under the terms of an Investment Advisory Agreement (the “Agreement”) at the annual rates of the average daily net assets indicated below. MS Investment Management has voluntarily agreed to waive fees payable to it and to reimburse the Portfolios for certain expenses, after giving effect to custody fee offsets, if necessary, if the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses as defined, expressed as a percentage of average daily net assets, exceed the maximum ratios indicated as follows:

			Maximum
			Expense Ratio
	Average Daily	Advisory
Portfolio	Net Assets	Fee	Class A	Class B
Active International Allocation	first $1.0 billion	0.65%	0.80%	1.05%
	over $1.0 billion	0.60
Emerging Markets	first $500 million	1.25	1.65	1.90
	next $500 million	1.20
	next $1.5 billion	1.15
	over $2.5 billion	1.00
Global Franchise	first $500 million	0.80	1.00	1.25
	next $500 million	0.75
	over $1.0 billion	0.70
Global Real Estate		0.85	1.05	1.30
Global Value Equity	first $1.0 billion	0.67	1.00	1.25
	next $500 million	0.645
	next $1.0 billion	0.62
	next $1.0 billion	0.595
	next $1.0 billion	0.57
	over $4.5 billion	0.545
International Equity	first $10 billion	0.80	1.00	1.25
	over $10 billion	0.75
International Growth Equity	first $1.0 billion	0.75	1.00	1.25
	over $1.0 billion	0.70
International Magnum	first $500 million	0.80	1.00	1.25
	next $500 million	0.75
	over $1.0 billion	0.70
International Real Estate		0.80	1.00	1.25
International Small Cap	first $1.5 billion	0.95	1.15	N/A
	over $1.5 billion	0.90
Disciplined Large Cap Value
Active Extension	first $1.0 billion	1.15	1.35	1.60
	next $500 million	1.05
	over $1.5 billion	0.95
Focus Equity	first $1.0 billion	0.50	1.00	1.25
	next $1.0 billion	0.45
	next $1.0 billion	0.40
	over $3.0 billion	0.35

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

			Maximum
	Average Daily	Advisory	Expense Ratio
Portfolio	Net Assets	Fee	Class A	Class B
Large Cap Relative Value	first $150 million	0.50%	0.70%	0.95%
	next $100 million	0.45
	next $100 million	0.40
	over $350 million	0.35
Small Company Growth	first $1.0 billion	0.92	1.10	1.35
	next $500 million	0.85
	over $1.5 billion	0.80
Systematic Active Large Cap Core		0.35	0.60	0.85
Systematic Active Small Cap Core		0.75	1.10	1.35
Systematic Active Small Cap Growth		0.75	1.10	1.35
Systematic Active Small Cap Value		0.75	1.10	1.35
Systematic Large Cap Core Active Extension	first $1.0 billion	1.15	1.35	1.60
	next $500 million	1.05
	over $1.5 billion	0.95
U.S. Large Cap Growth	first $1.0 billion	0.50	0.80	1.05
	next $1.0 billion	0.45
	next $1.0 billion	0.40
	over $3.0 billion	0.35
U.S. Real Estate	first $500 million	0.80	1.00	1.25
	next $500 million	0.75
	over $1.0 billion	0.70
Emerging Markets Debt	first $500 million	0.75	0.85	1.10
	next $500 million	0.70
	over $1.0 billion	0.65

Prior to June 1, 2006, the maximum expense ratio was 1.00% for Class A and 1.25% for Class B of the Emerging Markets Debt Portfolio.

Fee waivers and/or expense reimbursements are voluntary and may be commenced or terminated at any time. For the six months ended June 30, 2007, the Portfolios had advisory fees waived and/or certain expenses reimbursed as follows:

Advisory Fees
Waived and/or
Reimbursed
Portfolio	(000)
Active International Allocation	$59
Global Real Estate	@—
International Growth Equity	59
International Magnum	19
Disciplined Large Cap Value Active Extension	6
Focus Equity	19
Systematic Active Large Cap Core	58
Systematic Active Small Cap Core	55
Systematic Active Small Cap Growth	41
Systematic Active Small Cap Value	56
Systematic Large Cap Core Active Extension	6
Emerging Markets Debt	76

The Adviser has entered into Sub-Advisory Agreements with Morgan Stanley Investment Advisors Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Asset & Investment Trust Management Co., Limited and Morgan Stanley Investment Management Company (each a “Sub-Adviser”), all wholly-owned subsidiaries of Morgan Stanley.  The Sub-Advisers, subject to the control and supervision of the Fund, its officers, Directors and the Adviser, and in accordance with the investment objectives, policies and restrictions of the Portfolios, make certain day-to-day investment decisions for certain Portfolios and place certain of the Portfolios’ purchase and sales orders. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolios which receive these services.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Fund with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.08% of the average daily net assets of each Portfolio. Under an agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund. Administration costs (including out-of-pocket expenses) incurred in the ordinary course of providing services under the administration agreement, except pricing services and extraordinary expenses, are covered under the administration fee. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D. Distribution Fees: Morgan Stanley Distribution, Inc.  (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides Class B shareholders of the applicable Portfolios with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. The distribution fee is an asset-based fee to compensate the Distributor for distribution efforts and/or servicing of accounts. Under the Plan, each Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Class B shares’ average daily net assets.

E. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of each applicable Portfolio’s expenses.  These custodian credits are shown as “Expense Offset” on the Statements of Operations.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

F. Security Transactions and Transactions with Affiliates:  The Portfolios invest in the Institutional Class of portfolios within the Morgan Stanley Institutional Liquidity Funds (the “Liquidity Funds”), open-end management investment companies managed by the Adviser. Investment Advisory fees paid by the Portfolios are reduced by an amount equal to their pro-rata share of the advisory and administration fees paid by the Liquidity Funds (“Rebate”).

For the six months ended June 30, 2007, advisory fees paid were reduced as follows:

Rebate
Portfolio	(000)
Active International Allocation	$12
Emerging Markets	11
Global Franchise	1
Global Real Estate	4
Global Value Equity	@—
International Equity	30
International Growth Equity	@—
International Magnum	2
International Real Estate	10
International Small Cap	4
Disciplined Large Cap Value Active Extension	—
Focus Equity	@—
Large Cap Relative Value	3
Small Company Growth	3
Systematic Active Large Cap Core	@—
Systematic Active Small Cap Core	@—
Systematic Active Small Cap Growth	@—
Systematic Active Small Cap Value	@—
Systematic Large Cap Core Active Extension	—
U.S. Large Cap Growth	2
U.S. Real Estate	4
Emerging Markets Debt	1

Income distributions earned by the Portfolios (recorded as interest from security of affiliated issuer in the Statement of Operations) were as follows:

Interest from
Affiliate
Portfolio	(000)
Active International Allocation	$625
Emerging Markets	571
Global Franchise	44
Global Real Estate	196
Global Value Equity	8
International Equity	1,493
International Growth Equity	@—
International Magnum	80
International Real Estate	495
International Small Cap	205
Disciplined Large Cap Value Active Extension	5
Focus Equity	3
Large Cap Relative Value	152
Small Company Growth	179
Systematic Active Large Cap Core	5
Systematic Active Small Cap Core	2
Systematic Active Small Cap Growth	3
Systematic Active Small Cap Value	2
Systematic Large Cap Core Active Extension	4
U.S. Large Cap Growth	$110
U.S. Real Estate	183
Emerging Markets Debt	21

During the six months ended June 30, 2007, cost of purchases and sales in Liquidity Funds were as follows:

	Purchases	Sales
Portfolio	(000)	(000)
Active International Allocation	$89,810	$43,884
Emerging Markets	219,719	172,913
Global Franchise	7,566	6,832
Global Real Estate	175,839	162,665
Global Value Equity	4,891	4,075
International Equity	608,189	579,836
International Growth Equity	246	246
International Magnum	11,755	2,512
International Real Estate	172,941	128,080
International Small Cap	88,990	63,535
Disciplined Large Cap Value Active Extension	5,125	5,080
Focus Equity	1,206	669
Large Cap Relative Value	35,522	15,899
Small Company Growth	144,003	127,427
Systematic Active Large Cap Core	553	42
Systematic Active Small Cap Core	448	95
Systematic Active Small Cap Growth	508	48
Systematic Active Small Cap Value	300	80
Systematic Large Cap Core Active Extension	5,117	4,999
U.S. Large Cap Growth	67,774	67,466
U.S. Real Estate	117,954	110,762
Emerging Markets Debt	12,657	11,922

During the six months ended June 30, 2007, purchases and sales of investment securities, other than long-term U.S. Government securities and short-term investments, were:

	Purchases	Sales
Portfolio	(000)	(000)
Active International Allocation	$93,935	$81,412
Emerging Markets	1,308,914	1,264,140
Global Franchise	14,854	10,981
Global Real Estate	296,015	45,827
Global Value Equity	16,317	55,870
International Equity	1,005,410	1,418,947
International Growth Equity	1,189	1,002
International Magnum	23,358	28,157
International Real Estate	751,910	197,032
International Small Cap	349,179	460,107
Disciplined Large Cap Value Active Extension	7,114	716
Focus Equity	2,887	5,371
Large Cap Relative Value	50,440	31,113
Small Company Growth	528,193	578,457
Systematic Active Large Cap Core	1,143	1,234
Systematic Active Small Cap Core	2,205	2,524
Systematic Active Small Cap Growth	2,125	2,606
Systematic Active Small Cap Value	1,474	1,639
Systematic Large Cap Core Active Extension	6,341	20
U.S. Large Cap Growth	292,167	270,394
U.S. Real Estate	441,265	578,128
Emerging Markets Debt	26,771	53,206

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2007.

During the six months ended June 30, 2007, the following Portfolios paid brokerage commissions to Morgan Stanley & Co., an affiliated broker/dealer:

Brokerage
Commissions
Portfolio	(000)
Emerging Markets	$1
Focus Equity	@—
Global Real Estate	5
International Real Estate	2
Large Cap Relative Value	2
Small Company Growth	17
U.S. Real Estate	45

@ Amount is less than $500.

Additionally, during the six months ended June 30, 2007, Emerging Markets Portfolio paid $957 brokerage commissions to China International Capital Corporation (Hong Kong) Limited (CICC), an affiliated broker/dealer.

G. Federal Income Taxes: It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

A Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned. Taxes may also be based on the movement of foreign currency and are accrued based on the value of investments denominated in such currency. The Portfolios adopted the provisions of the Financial Accounting Standards Board’s (“FASB”) Interpretation number 48 Accounting for Uncertainty in Income Taxes, on June 30, 2007. As of June 30, 2007, this did not result in an impact to the Portfolios’ financial statements.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2006 and 2005 were as follows:

	2006 Distributions		2005 Distributions
	Paid From:		Paid From:
	Ordinary	Long-term	Ordinary	Long-term
	Income	Capital Gain	Income	Capital Gain
Portfolio	(000)	(000)	(000)	(000)
Active International Allocation	$22,425	$—	$8,215	$—
Emerging Markets	18,163	365,634	25,099	—
Global Franchise	$1,579	$6,022	$1,929	$4,585
Global Real Estate	2,647	84	—	—
Global Value Equity	2,202	6,107	2,100	3,639
International Equity*	217,756	1,050,872	179,447	537,969
International Growth Equity	84	—	—	—
International Magnum	2,676	13,917	1,286	—
International Real Estate	43,788	17,429	7,106	10,170
International Small Cap	36,378	213,836	37,511	176,515
Focus Equity	—	—	98	—
Large Cap Relative Value	3,869	11,341	2,275	5,946
Small Company Growth	—	148,745	50,209	114,786
Systematic Active Large Cap Core	50	—	—	—
Systematic Active Small Cap Core	19	—	—	—
Systematic Active Small Cap Value	40	—	—	—
U.S. Large Cap Growth	184	—	1,618	—
U.S. Real Estate	47,476	198,314	30,891	168,250
Emerging Markets Debt	5,968	—	5,446	—

*Amounts based on October 31 tax year end.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing and the deductibility of certain expenses.

Permanent differences, primarily due to REIT adjustments, gain (loss) on in-kind redemptions, foreign currency transactions, defaulted bonds, paydown adjustments, return of capital from certain securities, expiring capital losses, distribution reclass, foreign taxes paid on capital gains, reclasses resulting from net operating losses, nondeductible expenses and gains on certain equity securities designated as issued by “passive foreign investment companies,” resulted in the following reclassifications among the Portfolios’ components of net assets at December 31, 2006:

	Accumulated
	Undistributed
	(Distributions in
	Excess of) Net	Accumulated
	Investment	Net Realized	Paid-in
	Income (Loss)	Gain (Loss)	Capital
Portfolio	(000)	(000)	(000)
Active International Allocation	$7,087	$(7,087)	$—
Emerging Markets	3,683	(3,683)	—
Global Franchise	(1,085)	1,085	—
Global Real Estate	111	(107)	(4)
Global Value Equity	63	(80)	17
International Equity	(44,502)	44,502	—
International Growth Equity	(7)	7	—
International Magnum	1,286	(1,286)	—
International Real Estate	5,504	(5,504)	—

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

	Accumulated
	Undistributed
	(Distributions in
	Excess of) Net	Accumulated
	Investment	Net Realized	Paid-in
	Income (Loss)	Gain (Loss)	Capital
Portfolio	(000)	(000)	(000)
International Small Cap	$4,310	$(4,310)	$—
Focus Equity	157	1	(158)
Large Cap Relative Value	54	(53,083)	53,029
Small Company Growth	12,947	(10,125)	(2,822)
Systematic Active Large Cap Core	2	—	(2)
Systematic Active Small Cap Core	2	—	(2)
Systematic Active Small Cap Growth	6	—	(6)
Systematic Active Small Cap Value	2	—	(2)
U.S. Large Cap Growth	25	2	(27)
U.S. Real Estate	883	(26,988)	26,105
Emerging Markets Debt	298	71,363	(71,661)

At December 31, 2006, the components of distributable earnings on a tax basis were as follows:

		Undistributed
	Undistributed	Long-term
	Ordinary Income	Capital Gain
Portfolio	(000)	(000)
Active International Allocation	$4,144	$—
Emerging Markets	2,639	57,263
Global Franchise	66	2,942
Global Real Estate	4,466	261
Global Value Equity	—	791
International Growth Equity	50	—
International Magnum	166	735
International Real Estate	34,784	3,740
International Small Cap	1,634	26,344
Large Cap Relative Value	—	4,734
Small Company Growth	—	18,028
Systematic Active Large Cap Core	1	—
Systematic Active Small Cap Core	1	—
Systematic Active Small Cap Value	1	—
U.S. Real Estate	1,537	38,814
Emerging Markets Debt	162	—

Any Portfolios not shown above had no distributable earnings on a tax basis at December 31, 2006.

At June 30, 2007, cost, unrealized appreciation, unrealized depreciation, and net unrealized appreciation (depreciation)  for U.S. Federal income tax purposes of the investments of each of the Portfolios were:

				Net
				Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Portfolio	(000)	(000)	(000)	(000)
Active International Allocation	$925,683	$326,007	$(11,715)	$314,292
Emerging Markets	2,182,472	886,399	(23,782)	862,617
Global Franchise	101,927	42,913	(1,724)	41,189
Global Real Estate	476,966	19,649	(14,904)	4,745
Global Value Equity	76,888	27,696	(204)	27,492
International Equity	6,452,779	1,976,281	(135,549)	1,840,732
International Growth Equity	5,999	2,054	(45)	2,009
International Magnum	127,592	32,379	(1,945)	30,434
International Real Estate	1,536,071	166,609	(28,084)	138,525
International Small Cap	1,033,634	337,788	(61,931)	275,857
Disciplined Large Cap Value Active Extension	$6,429	$63	$(231)	$(168)
Focus Equity	12,434	2,909	(985)	1,924
Large Cap Relative Value	266,522	58,773	(1,500)	57,273
Small Company Growth	1,616,877	389,822	(74,083)	315,739
Systematic Active Large Cap Core	6,600	956	(85)	871
Systematic Active Small Cap Core	8,935	687	(471)	216
Systematic Active Small Cap Growth	9,390	874	(405)	469
Systematic Active Small Cap Value	9,436	741	(594)	147
Systematic Large Cap
Core Active Extension	6,440	138	(198)	(60)
U.S. Large Cap Growth	951,783	260,070	(38,061)	222,009
U.S. Real Estate	1,212,468	467,511	(15,776)	451,735
Emerging Markets Debt	60,083	2,793	(1,591)	1,202

At December 31, 2006, the following Portfolios had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, through the indicated expiration dates:

	Expiration Date December 31, (000)
Portfolio	2007	2009	2010	2011	2012	2014	Total
Active International Allocation	$—	$—	$—	$14,711	$—	$—	$14,711
Focus Equity	—	—	17,264	—	296	—	17,560
Large Cap Relative Value*	—	18,929	32,106	—	—	—	51,035
Small Company Growth*	—	993	18,090	—	—	—	19,083
Systematic Active Large Cap Core	—	—	—	—	—	33	33
Systematic Active Small Cap Core	—	—	—	—	—	165	165
Systematic Active Small Cap Growth	—	—	—	—	—	184	184
Systematic Active Small Cap Value	—	—	—	—	—	5	5
U.S. Large Cap Growth	—	—	44,469	22,405	—	—	66,874
Emerging Markets Debt	9,761	778	—	—	—	—	10,539

*Capital loss carryover from target fund.

The amounts reflected in the capital loss carryforward table for Large Cap Relative Value Portfolio represent capital loss carryforward brought forward as a result of the Portfolio’s merger with the MSIFT Equity Portfolio. Based on certain provisions in the Internal Revenue Code, various limitations regarding the future utilization of these carryforwards may

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

apply. This acquired capital loss carryforward is expected to expire between 2009-2010.

In addition, the amounts reflected in the capital loss carryforward table above for the Small Company Growth Portfolio represent capital loss carryforward acquired from MSIFT Small Cap Growth Portfolio after limitations pursuant to Internal Revenue Code, Section 383.

During the year ended December 31, 2006, the following Portfolios utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately:

Capital Loss
Carryforward
Utilized
Portfolio	(000)
Active International Allocation	$39,331
International Magnum	3,356
Focus Equity	11,145
Large Cap Relative Value	1,929
Small Company Growth	5,434
U.S. Large Cap Growth	6,919
Emerging Markets Debt	1,669

The Large Cap Relative Value Portfolio utilized $1,929,000 of the capital losses acquired from MSIFT Equity Portfolio for federal tax purposes during the year ended December 31,  2006.

The Small Company Growth Portfolio utilized $5,434,000 of the capital losses acquired from MSIFT Small Cap Growth Portfolio for federal tax purposes during the year ended December 31, 2006.

During the year ended December 31, 2006, the Emerging Markets Debt Portfolio had expired capital loss carryforwards for U.S. Federal income tax purposes of approximately $71,692,000.

To the extent that capital loss carryovers are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a Portfolio for gains realized and not distributed. To the extent that capital gains are offset,  such gains will not be distributed to the shareholders.

Net capital, passive investment company (PFIC), and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2006, the Portfolio deferred to January 3, 2007 for U.S. Federal income tax purposes, post-October capital, PFIC and currency losses as indicated:

	Capital	Currency	PFIC
	Losses	Losses	Losses
Portfolio	(000)	(000)	(000)
Emerging Markets	$—	$4,393	$—
Global Franchise	—	468	—
International Growth Equity	—	@—	—
International Small Cap	—	5	—
U.S. Large Cap Growth	2,950	—	—
U.S. Real Estate	—	10	72
Emerging Markets Debt	24	29	—

@ Amount is less than $500.

For the year ended December 31, 2006, the U.S. Real Estate Portfolio realized gains from in-kind redemptions of $28,006,000. The gains are not taxable income to the U.S.  Real Estate Portfolio.

H. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown.  However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

I. Other: The net assets of certain Portfolios include foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities. Further, at times certain of the Portfolios’ investments are concentrated in a limited number of countries and regions. This concentration may further increase the risk of the Portfolio.

The Emerging Markets Debt Portfolio holds a significant portion of its investments in securities which are traded by a small number of market makers who may also be utilized by the Portfolio to provide pricing information used to value such investments. The amounts realized upon disposition of these securities may differ from the value reflected on the Statements of Assets and Liabilities.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets,  including Russia, ownership of shares is defined according to entries in the issuer’s share register. In Russia, currently no central registration system exists and the share registrars may not be subject to effective state supervision. It is possible that a Portfolio could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a counterparty’s failure to complete the transaction.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

At June 30, 2007, certain Portfolios had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Portfolios.

These Portfolios and the aggregate percentage of such owners were as follows:

	Percentage of Ownership
Portfolio	Class A	Class B
Active International Allocation	—%	56.8%
Emerging Markets	34.7	91.9
Global Franchise	60.5	—
Global Real Estate	61.4	—
Global Value Equity	62.9	93.8
International Equity	—	77.3
International Growth Equity	—	21.9
International Magnum	19.2	89.6
International Real Estate	49.5	91.8
International Small Cap	19.9	—
Disciplined Large Cap Value Active Extension	—	—
Focus Equity	—	19.6
Large Cap Relative Value	63.4	98.3
Small Company Growth	26.9	59.5
Systematic Active Large Cap Core	—	—
Systematic Active Small Cap Core	—	—
Systematic Active Small Cap Growth	—	—
Systematic Active Small Cap Value	—	—
Systematic Large Cap Core Active Extension	—	—
U.S. Large Cap Growth	17.7	84.9
U.S. Real Estate	28.4	79.0
Emerging Markets Debt	90.0	52.5

For the year ended December 31, 2006, the Adviser reimbursed the International Real Estate Portfolio $682,811 for a trade correction. This amount is included in paid in capital on the Portfolio’s Statement of Changes.

J. Reverse Stock Split: After the close of business on March 17, 2006, Emerging Markets Debt Portfolio effected a 1 for 3 reverse stock split for Class A and Class B shares of the Portfolio. All transactions in capital stock and per share data prior to March 18, 2006 have been restated to give effect to the reverse stock split. The reverse stock split had no impact on the overall value of a shareholder’s investment in the Portfolio.

K. Supplemental Proxy Information: On January 25,  2007, a Special Meeting of Shareholders of the Global Franchise Portfolio (“Portfolio”) was held in order to vote on a proposal to change the Portfolio from a diversified fund to a nondiversified fund. The votes were as follows:

For	Against	Abstain	BNV*
3,566,586	27,417	39,879	0

* Broker “non-votes” are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.

2007 Semi-Annual Report

June 30, 2007 (unaudited)

Director and Officer Information

Directors	Officers
Michael E. Nugent	Michael E. Nugent
Chairman of the Board and Director
Frank L. Bowman
Ronald E. Robison
Michael Bozic	President and Principal Executive Officer

Kathleen A. Dennis	J. David Germany
Vice President
James F. Higgins
Dennis F. Shea
Dr. Manuel H. Johnson	Vice President

Michael F. Klein	Stefanie V. Chang Yu
Vice President
Joseph J. Kearns
Amy R. Doberman
W. Allen Reed	Vice President

Fergus Reid	Carsten Otto
Chief Compliance Officer
Investment Adviser and Administrator
Morgan Stanley Investment Management Inc.	James W. Garrett
522 Fifth Avenue	Treasurer and Chief Financial Officer
New York, NY 10036

Distributor	Thomas A. Perugini
Morgan Stanley Distribution, Inc.	Assistant Treasurer
One Tower Bridge Road
100 Front Street, Suite 1100	Mary E. Mullin
West Conshohocken, PA 19428-2899	Secretary

Legal Counsel
Clifford Chance US LLP
31 West 52nd Street
New York, NY 10019-6131

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth fiscal quarters. The semi-annual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC)  on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to Fund shareholders and makes these reports available on its public website, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the Fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings)  by accessing the SEC’s website, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-548-7786 or by visiting the Mutual Fund Center on our website at www.morganstanley.com. This information is also available on the SEC’s website at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc. which describes in detail each Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1(800) 548-7786.

Printed in U.S.A.

This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

MSIF: (800) 548-7786

© 2007 Morgan Stanley

MSIFTSAR IU07-02832P-Y06/07

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

1

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably  likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Institutional Fund, Inc.

By:	/s/ Ronald E. Robison

Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	August 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison

Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	August 9, 2007

By:	/s/ James W. Garrett

Name:	James W. Garrett
Title:	Principal Financial Officer
Date:	August 9, 2007